UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.79%
Actual		$ 1,000.00	$ 1,057.10	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.83%
Actual		$ 1,000.00	$ 1,057.00	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,054.20	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Total Bond	.45%
Actual		$ 1,000.00	$ 1,058.90	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,060.50	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,059.70	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations †† 51.9%	U.S. Government and U.S. Government Agency Obligations †† 49.8%
AAA 7.9%	AAA 6.8%
AA 3.9%	AA 3.2%
A 8.5%	A 10.1%
BBB 12.4%	BBB 15.3%
BB and Below 13.9%	BB and Below 15.3%
Not Rated 0.9%	Not Rated 0.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets † (1.2)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.0	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.8	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 30.1%		Corporate Bonds 34.8%
	U.S. Government and U.S. Government Agency Obligations †† 51.9%		U.S. Government and U.S. Government Agency Obligations †† 49.8%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 7.9%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 6.2%		Other Investments 6.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets † (1.2)%
* Foreign investments	8.4%	** Foreign investments	9.0%
* Futures and Swaps	8.2%	** Futures and Swaps	8.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Corporate Bonds - 26.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,543,000	$ 1,343,490
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	255,488
Inland Real Estate Corp. 4.625% 11/15/26		83,000	79,680
			335,168
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	268,313
TOTAL FINANCIALS			603,481
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	606,000
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,388,888
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		1,102,000	1,015,273
TOTAL INFORMATION TECHNOLOGY			3,404,161
TOTAL CONVERTIBLE BONDS			5,957,132
Nonconvertible Bonds - 26.1%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,957,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,928,971
5.875% 3/15/11		2,077,000	2,163,316
Tenneco, Inc. 8.625% 11/15/14		2,735,000	2,693,975
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,850,000	3,049,500
			16,793,262
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		$ 1,990,000	$ 1,999,950
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(o)		2,935,000	2,993,700
			4,993,650
Hotels, Restaurants & Leisure - 0.5%
American Casino & Entertainment Properties LLC 11% 6/15/14		970,000	851,175
Carrols Corp. 9% 1/15/13		85,000	86,063
Chukchansi Economic Development Authority 8% 11/15/13 (h)		765,000	619,650
Host Marriott LP:
6.375% 3/15/15		250,000	242,500
7.125% 11/1/13		5,360,000	5,386,800
ITT Corp. 7.375% 11/15/15		1,130,000	1,169,550
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,538,241
MGM Mirage, Inc.:
5.875% 2/27/14		980,000	818,300
7.5% 6/1/16		1,950,000	1,560,000
7.625% 1/15/17		975,000	765,375
10.375% 5/15/14 (h)		1,370,000	1,452,200
11.125% 11/15/17 (h)		975,000	1,053,000
11.375% 3/1/18 (h)		975,000	904,313
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	478,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	441,750
11.875% 7/15/15		1,450,000	1,638,500
yankee:
7% 6/15/13		3,000,000	2,977,500
7.25% 6/15/16		5,365,000	5,230,875
7.5% 10/15/27		2,025,000	1,736,438
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,145,000
9.25% 6/15/19		1,845,000	1,955,700
9.25% 6/15/19 (h)		1,800,000	1,908,000
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (h)(o)		3,010,000	2,678,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,193,750
7.25% 5/1/12		2,340,000	2,281,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (h)(o)		$ 140,000	$ 95,200
9.125% 2/1/15 (h)		1,100,000	759,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19		1,055,000	1,052,363
7.875% 10/15/14		1,350,000	1,441,125
Times Square Hotel Trust 8.528% 8/1/26 (h)		106,902	105,469
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,935,175
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)		1,210,000	1,219,075
10.875% 11/15/16 (h)		1,045,000	1,077,604
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		3,510,000	3,369,600
6.625% 12/1/14		5,325,000	5,112,000
			59,280,491
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		710,000	718,520
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,374,372
5.875% 1/15/36		13,274,000	11,670,753
6.375% 6/15/14		6,250,000	6,805,450
Lennar Corp. 12.25% 6/1/17		1,610,000	1,927,975
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,200,113
Standard Pacific Corp.:
7% 8/15/15		1,050,000	934,500
10.75% 9/15/16		2,370,000	2,476,650
			32,108,333
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,585,000	1,664,250
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 9.75% 3/1/18 (h)(j)		1,685,000	1,651,300
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	1,990,836
6.875% 5/1/12		2,441,000	2,693,238
7.625% 4/15/31		500,000	582,560
Belo Corp. 8% 11/15/16		1,665,000	1,719,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 700,000	$ 760,340
Cablevision Systems Corp. 8.625% 9/15/17 (h)		2,915,000	3,024,313
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(o)		2,195,000	2,293,775
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (h)		3,930,000	3,930,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (h)		1,694,103	2,003,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)(o)		3,865,000	4,019,600
8.375% 4/30/14 (h)(o)		2,220,000	2,253,300
Clear Channel Communications, Inc.:
5.5% 9/15/14		4,395,000	2,615,025
6.25% 3/15/11		985,000	935,750
10.75% 8/1/16		590,000	454,300
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (h)		555,000	566,100
Series B 9.25% 12/15/17 (h)		2,945,000	3,025,988
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	536,317
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,956,742
5.5% 3/15/11		382,000	399,075
5.7% 5/15/18		11,968,000	12,712,625
6.4% 3/1/40		4,490,000	4,568,458
6.45% 3/15/37		4,348,000	4,460,644
6.55% 7/1/39		9,000,000	9,397,260
COX Communications, Inc.:
4.625% 6/1/13		4,467,000	4,736,463
6.25% 6/1/18 (h)		765,000	824,072
CSC Holdings, Inc.:
8.5% 4/15/14 (h)		2,105,000	2,210,250
8.5% 6/15/15 (h)		2,340,000	2,457,000
8.625% 2/15/19 (h)		860,000	935,250
EchoStar Communications Corp.:
7.125% 2/1/16		1,345,000	1,345,000
7.75% 5/31/15		1,810,000	1,864,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		$ 1,310,000	$ 1,270,700
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,066,250
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,386,700
8.25% 2/1/30		245,000	220,500
Net Servicos de Comunicacao SA 7.5% 1/27/20 (h)		1,500,000	1,530,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	199,651
News America, Inc.:
4.75% 3/15/10		244,000	244,103
5.3% 12/15/14		876,000	963,633
6.15% 3/1/37		2,970,000	2,973,911
6.2% 12/15/34		5,330,000	5,369,836
6.65% 11/15/37		11,762,000	12,468,567
6.9% 3/1/19		2,816,000	3,234,832
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	5,838,238
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,477,983
11.625% 2/1/14		2,325,000	2,604,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,021,920
7.75% 3/15/16		2,485,000	2,478,788
Time Warner Cable, Inc.:
5% 2/1/20		11,363,000	11,254,904
5.4% 7/2/12		2,444,000	2,622,612
5.85% 5/1/17		2,607,000	2,803,234
6.2% 7/1/13		2,324,000	2,571,655
6.75% 7/1/18		13,473,000	15,068,594
Time Warner, Inc. 6.5% 11/15/36		11,565,000	12,248,688
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (h)(o)		6,465,000	5,410,397
Univision Communications, Inc. 12% 7/1/14 (h)		1,955,000	2,121,175
UPC Holding BV 9.875% 4/15/18 (h)		555,000	574,425
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,649,407
6.25% 4/30/16		5,600,000	6,257,759
6.75% 10/5/37		1,460,000	1,533,501
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Videotron Ltd.:
9.125% 4/15/18 (h)		$ 1,680,000	$ 1,822,800
9.125% 4/15/18		1,630,000	1,768,550
Visant Holding Corp. 8.75% 12/1/13		450,000	456,750
			210,155,022
Multiline Retail - 0.1%
Matahari International Finance Co. BV 10.75% 8/7/12		1,925,000	1,953,875
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (o)		2,700,000	2,646,000
10.375% 10/15/15		455,000	452,725
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		3,090,000	2,773,275
			7,825,875
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19		4,050,000	4,333,500
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		5,060,000	5,540,700
Toys 'R' Us, Inc. 7.375% 10/15/18		735,000	690,900
			10,565,100
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16		1,270,000	1,308,100
TOTAL CONSUMER DISCRETIONARY			346,345,383
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,973,062
7.75% 1/15/19 (h)		4,750,000	5,717,537
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	104,375
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,129,672
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,121,473
			25,046,119
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	211,250
7.75% 6/15/26		600,000	525,000
8% 5/1/31		2,385,000	2,080,913
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.:
0.5556% 6/1/10 (o)		$ 2,296,000	$ 2,296,840
6.036% 12/10/28		14,022,760	14,005,232
6.302% 6/1/37 (o)		9,771,000	8,940,465
Rite Aid Corp.:
8.625% 3/1/15		1,910,000	1,604,400
9.375% 12/15/15		710,000	592,850
9.5% 6/15/17		775,000	641,313
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	329,963
7.5% 11/15/14		1,595,000	1,602,975
8% 5/1/16		4,285,000	4,285,000
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,225,150
Tops Markets LLC 10.125% 10/15/15 (h)		1,825,000	1,861,500
			41,202,851
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	10,285,282
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	465,238
Dean Foods Co.:
6.9% 10/15/17		2,220,000	2,053,500
7% 6/1/16		1,590,000	1,510,500
Dole Food Co., Inc. 8% 10/1/16 (h)		3,500,000	3,570,000
General Mills, Inc. 5.65% 2/15/19		1,586,000	1,708,212
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	10,998,673
5.625% 11/1/11		3,660,000	3,886,539
6.125% 2/1/18		5,261,000	5,771,790
6.75% 2/19/14		540,000	613,310
			40,863,044
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,908,366
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	28,448,635
9.95% 11/10/38		7,025,000	9,300,566
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.:
4.875% 5/16/13		$ 9,347,000	$ 10,068,701
5.65% 5/16/18		7,161,000	7,740,533
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	3,157,578
7.25% 6/15/37		4,865,000	5,023,497
			63,739,510
TOTAL CONSUMER STAPLES			172,759,890
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,695,963
7.75% 5/15/17		2,675,000	2,601,438
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,908,706
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,295,000
Hercules Offshore, Inc. 10.5% 10/15/17 (h)		1,940,000	1,930,300
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,743,682
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,861,761
5.15% 3/15/13		2,277,000	2,422,425
7% 3/15/38		5,880,000	6,139,814
9.625% 3/1/19		1,500,000	1,911,065
			29,510,154
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (h)		815,000	810,925
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	16,221,475
6.45% 9/15/36		2,115,000	2,217,377
Antero Resources Finance Corp. 9.375% 12/1/17 (h)		3,190,000	3,253,800
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,030,000	1,071,200
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,608,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,513,400
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,746,435
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,842,250
5.7% 5/15/17		16,009,000	17,297,676
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)		$ 3,198,000	$ 3,373,813
6.75% 11/15/39 (h)		3,322,000	3,650,317
Chesapeake Energy Corp.:
6.5% 8/15/17		1,110,000	1,054,500
6.875% 1/15/16		300,000	294,000
7.5% 9/15/13		2,265,000	2,293,313
7.5% 6/15/14		1,105,000	1,116,050
7.625% 7/15/13		895,000	930,800
9.5% 2/15/15		2,005,000	2,180,438
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,794,410
5.75% 2/1/19		2,930,000	3,216,604
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,144,800
Drummond Co., Inc.:
7.375% 2/15/16		5,390,000	5,012,700
9% 10/15/14 (h)		1,730,000	1,730,000
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,092,806
6.75% 2/15/32		10,542,000	10,999,238
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,315,715
6.45% 11/3/36 (h)		2,400,000	2,405,813
6.875% 2/1/11		2,313,000	2,432,295
7.875% 8/16/10		1,037,000	1,069,577
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	987,984
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,955,896
6.5% 4/15/18		2,372,000	2,611,318
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,208,796
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,130,276
5.65% 4/1/13		697,000	758,894
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,202,275
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,974,375
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,122,879
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	2,212,313
9.125% 7/2/18 (h)		1,340,000	1,534,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
11.75% 1/23/15 (h)		$ 1,860,000	$ 2,301,750
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,173,120
Massey Energy Co. 6.875% 12/15/13		2,975,000	2,952,688
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		3,578,000	3,765,770
6.85% 1/15/40 (h)		13,582,000	14,676,777
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,775,000	1,704,000
Nakilat, Inc.:
6.067% 12/31/33 (h)		4,384,000	3,903,427
6.267% 12/31/33 (Reg. S)		835,000	755,675
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,426
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,137,985
5.2% 3/10/15		909,000	966,950
5.875% 3/10/35		240,000	228,975
6.4% 5/15/37		3,645,000	3,682,212
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,997,520
OPTI Canada, Inc.:
8.25% 12/15/14		1,595,000	1,413,649
9% 12/15/12 (h)		1,680,000	1,713,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	435,625
8.75% 12/1/13		610,000	646,600
Pemex Project Funding Master Trust:
1.5536% 6/15/10 (h)(o)		1,245,000	1,245,000
6.625% 6/15/35		625,000	596,599
Petro-Canada:
6.05% 5/15/18		3,850,000	4,166,505
6.8% 5/15/38		8,950,000	9,838,842
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,275,891
6.875% 1/20/40		9,670,000	9,849,775
7.875% 3/15/19		10,219,000	11,751,850
8.375% 12/10/18		160,000	190,464
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,485,000
9.125% 7/15/13		3,845,000	4,008,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
10.5% 8/1/14		$ 3,025,000	$ 3,289,688
Petroleos de Venezuela SA:
5.25% 4/12/17		5,965,000	3,608,825
5.375% 4/12/27		6,540,000	3,188,250
Petroleos Mexicanos 6% 3/5/20 (h)		775,000	788,563
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	737,363
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petroleum Export Ltd.:
4.623% 6/15/10		21,111	21,006
4.633% 6/15/10		78,889	78,494
5.265% 6/15/11 (Reg. S)		525,349	522,722
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,512,900
7.5% 1/15/20		3,295,000	3,286,763
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,706,018
7.75% 10/15/12		2,358,000	2,662,856
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,904,900
8.625% 10/15/19		2,105,000	2,189,200
10% 3/1/16		3,215,000	3,504,350
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,782,400
9.125% 8/15/19		2,040,000	2,101,200
11.75% 1/1/16		2,255,000	2,548,150
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,688,300	2,929,234
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,974,230
5.5% 9/30/14 (h)		6,670,000	7,036,850
5.832% 9/30/16 (h)		1,343,000	1,419,618
6.332% 9/30/27 (h)		1,840,000	1,882,504
6.75% 9/30/19 (h)		4,366,000	4,764,398
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	3,019,154
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,791,185
Teekay Corp. 8.5% 1/15/20		1,350,000	1,380,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		$ 2,680,000	$ 2,850,850
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	2,228,218
Venoco, Inc. 11.5% 10/1/17		1,940,000	2,007,900
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,910,006
5.65% 4/1/16		1,200,000	1,344,518
YPF SA 10% 11/2/28		2,325,000	2,336,625
			345,474,734
TOTAL ENERGY			374,984,888
FINANCIALS - 9.4%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (o)		2,340,000	2,340,950
4.5% 10/28/10		1,833,000	1,879,721
5.3% 10/30/15		1,170,000	1,243,504
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,308,808
Citigroup Capital XXI 8.3% 12/21/77 (o)		4,231,848	3,914,459
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		970,000	960,300
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,360,754
5.625% 1/15/17		3,200,000	3,264,150
5.95% 1/18/18		3,989,000	4,186,459
6.15% 4/1/18		4,275,000	4,515,730
6.75% 10/1/37		18,895,000	18,319,931
7.5% 2/15/19		1,757,000	2,010,878
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,399,000	2,423,453
6.5% 6/15/12		4,172,000	4,179,868
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,376,385
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,242,260
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,900,161
7.125% 5/15/15		1,377,000	1,465,061
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	18,094,712
6.4% 8/28/17		2,720,000	2,831,952
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18		$ 6,836,000	$ 7,202,745
Morgan Stanley:
0.4994% 1/9/12 (o)		9,924,000	9,734,650
4.75% 4/1/14		2,429,000	2,469,044
5.05% 1/21/11		3,045,000	3,152,696
5.25% 11/2/12		244,000	260,796
5.45% 1/9/17		2,238,000	2,280,535
5.625% 9/23/19		11,500,000	11,402,112
5.95% 12/28/17		5,050,000	5,205,091
6% 5/13/14		17,110,000	18,506,587
6.6% 4/1/12		5,719,000	6,221,260
6.625% 4/1/18		15,268,000	16,244,892
6.75% 4/15/11		836,000	883,231
7.3% 5/13/19		8,304,000	9,181,849
MU Finance PLC 8.375% 2/1/17 (h)		2,735,000	2,564,063
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,817,759
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	996,671
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,193,785
UBS AG Stamford Branch 5.75% 4/25/18		16,505,000	17,025,172
			228,162,434
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		940,000	1,017,550
Bank of America NA:
5.3% 3/15/17		3,315,000	3,261,387
6% 10/15/36		690,000	629,531
Bank One Corp. 5.25% 1/30/13		930,000	1,002,993
Barclays Bank PLC:
5% 9/22/16		15,675,000	16,003,203
5.125% 1/8/20		12,437,000	12,211,729
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	2,024,750
BB&T Corp. 6.5% 8/1/11		1,243,000	1,322,536
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,583,075
Credit Suisse New York Branch 6% 2/15/18		16,107,000	16,920,838
Credit Suisse New York Branch 5% 5/15/13		9,569,000	10,294,292
Credit Suisse New York Branch 5.4% 1/14/20		9,648,000	9,690,046
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (h)(o)		3,914,986	3,719,237
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Development Bank of Philippines 8.375% (o)		$ 1,355,000	$ 1,402,425
Discover Bank 8.7% 11/18/19		12,480,000	13,464,897
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,505,000	5,257,275
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	3,006,114
5.25% 2/10/14 (h)		565,000	600,130
5.5% 10/17/12		2,256,000	2,419,781
Fifth Third Bancorp:
4.5% 6/1/18		123,000	109,922
8.25% 3/1/38		2,099,000	2,162,056
Fifth Third Capital Trust IV 6.65% 4/15/37 (o)		5,260,000	4,181,700
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,597,475
HSBC Holdings PLC:
0.4544% 10/6/16 (o)		1,143,000	1,098,287
6.5% 9/15/37		8,400,000	8,618,064
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		2,775,000	2,837,438
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,252,020
KeyBank NA:
5.8% 7/1/14		3,619,000	3,696,671
7% 2/1/11		1,124,000	1,177,165
Korea Development Bank 4.625% 9/16/10		1,833,000	1,860,392
Lloyds TSB Bank PLC 5.8% 1/13/20 (h)		8,250,000	7,983,137
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (h)(o)		720,797	672,692
PNC Funding Corp.:
0.3888% 1/31/12 (o)		5,982,000	5,898,497
3.625% 2/8/15		6,137,000	6,171,490
Regions Financial Corp. 7.75% 11/10/14		6,120,000	6,296,225
RSHB Capital SA 9% 6/11/14 (h)		405,000	456,638
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (h)(o)		1,131,473	1,087,708
5.805% 6/20/16 (h)(o)		4,204,000	4,148,318
Sovereign Bank 1.9588% 8/1/13 (o)		985	972
Standard Chartered Bank 6.4% 9/26/17 (h)		3,365,000	3,605,389
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,902,869
Union Planters Corp. 7.75% 3/1/11		600,000	603,993
UnionBanCal Corp. 5.25% 12/16/13		662,000	696,882
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15		$ 1,408,000	$ 1,463,668
6.6% 1/15/38		9,000,000	9,241,630
Wachovia Corp.:
0.3789% 4/23/12 (o)		543,000	536,643
0.3813% 10/15/11 (o)		4,016,000	3,994,655
5.625% 10/15/16		3,399,000	3,518,339
5.75% 6/15/17		2,933,000	3,096,116
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,981,496
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	612,979
Zions Bancorp 7.75% 9/23/14		3,590,000	3,452,894
			216,846,209
Consumer Finance - 1.2%
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	8,027,222
Capital One Financial Corp.:
5.7% 9/15/11		5,251,000	5,519,667
7.375% 5/23/14		7,440,000	8,528,784
Discover Financial Services:
0.7843% 6/11/10 (o)		1,604,000	1,599,456
6.45% 6/12/17		9,775,000	9,454,849
10.25% 7/15/19		11,010,000	13,028,397
Ford Motor Credit Co. LLC:
7.5% 8/1/12		3,600,000	3,609,000
8% 6/1/14		3,390,000	3,423,900
8% 12/15/16		2,135,000	2,143,835
8.125% 1/15/20		4,105,000	4,098,962
12% 5/15/15		3,440,000	3,913,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,131,938
5.625% 5/1/18		25,000,000	25,707,725
5.875% 1/14/38		14,000,000	12,997,502
6.375% 11/15/67 (o)		9,000,000	8,010,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,388,225
8% 11/1/31		1,600,000	1,468,000
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,979,419
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,350,191
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.: - continued
5.25% 1/15/14		$ 1,054,000	$ 1,117,717
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	762,436
MBNA Corp. 7.5% 3/15/12		1,608,000	1,759,096
National Money Mart Co. 10.375% 12/15/16 (h)		2,975,000	3,108,875
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,246,061
ORIX Corp. 5.48% 11/22/11		385,000	395,217
SLM Corp.:
0.4536% 3/15/11 (o)		112,000	107,809
0.4789% 10/25/11 (o)		12,343,000	11,636,585
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		303,861	317,626
			148,831,494
Diversified Financial Services - 1.3%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,648,086
8% (o)		970,000	921,500
8.125% (o)		2,910,000	2,779,050
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,863,350
CIT Group, Inc.:
7% 5/1/13		362,745	340,073
7% 5/1/14		544,117	500,588
7% 5/1/15		544,117	493,786
7% 5/1/16		906,861	809,373
7% 5/1/17		1,269,604	1,123,600
Citigroup, Inc.:
0.34% 5/18/11 (o)		2,811,000	2,784,433
5.3% 10/17/12		9,674,000	10,163,340
5.5% 4/11/13		13,549,000	14,182,362
6.125% 5/15/18		15,634,000	15,686,608
6.5% 1/18/11		1,307,000	1,360,445
6.5% 8/19/13		10,774,000	11,588,988
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,706,701
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (h)		2,110,000	2,051,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (h)		2,605,000	2,461,725
8% 1/15/18 (h)		2,605,000	2,461,725
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(o)		1,250,000	662,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.4% 2/15/12		$ 2,864,000	$ 2,636,793
5.625% 9/20/13		380,000	324,143
5.65% 6/1/14		11,820,000	10,034,672
6.375% 3/25/13		1,858,000	1,636,445
6.625% 11/15/13		3,526,000	3,102,880
JPMorgan Chase & Co.:
4.891% 9/1/15 (o)		2,729,000	2,753,648
5.6% 6/1/11		2,139,000	2,262,735
5.75% 1/2/13		2,217,000	2,410,600
6.75% 2/1/11		376,000	395,720
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		405,000	402,975
Leucadia National Corp. 7.125% 3/15/17		485,000	475,300
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,605,000	5,713,325
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	967,385
5.5% 1/15/14 (h)		695,000	663,745
5.7% 4/15/17 (h)		1,696,000	1,501,861
SIRENS B.V. Series 2007-2 Class A1, 2.0513% 4/13/10 (h)(o)		10,000,000	9,771,000
Sunwest Management, Inc. 7.9726% 2/10/15		370,194	259,135
TMK Capital SA 10% 7/29/11		2,000,000	2,092,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,310,913
UPC Germany GmbH 8.125% 12/1/17 (h)		2,820,000	2,841,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(o)		4,780,000	4,253,337
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,179,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,517,344
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,812,500
			154,909,714
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,232,584
6.2% 5/16/14		6,893,000	7,758,375
7.45% 5/16/19		6,826,000	8,016,782
American International Group, Inc.:
4.25% 5/15/13		645,000	596,284
5.05% 10/1/15		450,000	380,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.45% 5/18/17		$ 1,655,000	$ 1,344,989
5.6% 10/18/16		1,820,000	1,506,485
5.85% 1/16/18		570,000	460,254
8.175% 5/15/68 (o)		7,875,000	5,315,625
8.25% 8/15/18		650,000	596,469
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,992,916
6.75% 2/15/34		1,967,000	1,838,421
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	588,115
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,341,900
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	804,008
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	504,979
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		8,000,000	9,878,352
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (h)(o)		7,114,000	7,035,746
MetLife, Inc.:
5% 6/15/15		1,163,000	1,227,259
6.125% 12/1/11		990,000	1,067,369
6.75% 6/1/16		7,610,000	8,454,512
7.717% 2/15/19		5,192,000	6,036,972
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,348,251
5.125% 4/10/13 (h)		559,000	603,773
5.125% 6/10/14 (h)		6,751,000	7,245,139
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,729,978
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,347,074
New York Life Insurance Co. 6.75% 11/15/39 (h)		6,360,000	6,852,862
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,958,379
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,800,000	11,718,017
Pacific LifeCorp 6% 2/10/20 (h)		5,766,000	5,719,128
Provident Companies, Inc. 7% 7/15/18		785,000	800,161
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,292,655
4.75% 9/17/15		11,000,000	11,375,496
5.15% 1/15/13		2,167,000	2,307,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35		$ 452,000	$ 402,931
5.5% 3/15/16		425,000	447,052
5.7% 12/14/36		384,000	359,502
6.2% 1/15/15		1,180,000	1,298,465
7.375% 6/15/19		3,230,000	3,714,061
8.875% 6/15/38 (o)		1,915,000	2,056,231
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	3,059,952
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	5,054,822
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,397,815
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,259,372
			173,326,854
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	387,992
5.5% 1/15/12		1,759,000	1,855,585
Camden Property Trust:
5.375% 12/15/13		656,000	688,553
5.875% 11/30/12		2,958,000	3,102,200
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	3,010,237
5% 5/3/10		2,241,000	2,242,129
5.25% 4/15/11		2,432,000	2,423,721
5.375% 10/15/12		1,286,000	1,269,341
Duke Realty LP:
4.625% 5/15/13		627,000	634,759
5.875% 8/15/12		1,009,000	1,056,359
Equity One, Inc.:
6% 9/15/17		854,000	798,979
6.25% 12/15/14		5,251,000	5,414,500
6.25% 1/15/17		494,000	486,196
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	435,234
5.9% 4/1/20		2,450,000	2,462,025
6% 7/15/12		2,933,000	3,142,484
6.2% 1/15/17		620,000	639,064
HMB Capital Trust V 3.8536% 12/15/36 (c)(h)(o)		270,000	27
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 899,215
6.25% 6/15/17		1,232,000	1,199,300
6.65% 1/15/18		618,000	610,262
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,371,661
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	6,930,000
7% 1/15/16		1,960,000	1,945,300
Rouse Co.:
5.375% 11/26/13 (c)		145,000	154,425
7.2% 9/15/12 (c)		10,000	11,200
Senior Housing Properties Trust 8.625% 1/15/12		250,000	258,125
UDR, Inc. 5.5% 4/1/14		2,755,000	2,843,283
Washington (REIT) 5.95% 6/15/11		3,637,000	3,742,819
			55,014,975
Real Estate Management & Development - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,694,815
Arden Realty LP 5.2% 9/1/11		1,339,000	1,402,398
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,079,000	4,156,893
5.7% 5/1/17		5,943,000	5,598,764
5.75% 4/1/12		2,463,000	2,537,323
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,906,106
Duke Realty LP:
5.4% 8/15/14		5,247,000	5,329,987
5.625% 8/15/11		2,957,000	3,073,302
5.95% 2/15/17		699,000	687,216
6.25% 5/15/13		14,190,000	14,982,236
6.5% 1/15/18		3,795,000	3,781,031
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,382,788
5.375% 8/1/16		2,681,000	2,764,457
5.5% 10/1/12		3,655,000	3,908,785
5.75% 6/15/17		9,733,000	10,083,261
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	592,054
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP:
6.875% 11/1/14		$ 835,000	$ 832,913
9% 5/15/17 (h)		2,135,000	2,284,450
Liberty Property LP:
5.125% 3/2/15		848,000	844,276
5.5% 12/15/16		1,487,000	1,458,665
6.625% 10/1/17		3,785,000	3,870,284
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,258
7.75% 2/15/11		976,000	1,025,110
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,359,925
6.3% 6/1/13		2,397,000	2,492,300
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,502,010
Regency Centers LP:
4.95% 4/15/14		611,000	586,907
5.25% 8/1/15		2,133,000	2,160,774
5.875% 6/15/17		1,056,000	1,050,996
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,702,586
4.6% 6/15/10		584,000	589,716
4.875% 8/15/10		675,000	685,679
6.75% 2/1/40		9,616,000	9,664,292
Tanger Properties LP 6.15% 11/15/15		24,000	24,832
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (h)		6,200,000	6,681,535
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)		2,455,000	2,491,825
Ventas Realty LP:
6.5% 6/1/16		105,000	104,738
6.5% 6/1/16		450,000	448,875
6.625% 10/15/14		3,505,000	3,540,050
6.75% 4/1/17		250,000	250,000
			119,547,412
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,210,297
5.65% 5/1/18		12,000,000	11,969,880
6.5% 8/1/16		9,000,000	9,674,649
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14		$ 1,930,000	$ 2,170,208
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,105,356
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,456,775
Independence Community Bank Corp.:
2.0706% 4/1/14 (o)		4,218,000	4,164,318
4.9% 9/23/10		1,696,000	1,732,294
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	36,500
			45,520,277
TOTAL FINANCIALS			1,142,159,369
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		2,956,000	3,279,487
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,259,250
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,438,950
11.625% 10/15/17		5,185,000	5,742,388
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (h)		1,485,000	1,440,450
9% 5/15/16		2,790,000	2,803,950
			18,684,988
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (h)		1,705,000	1,824,350
12.375% 11/1/14 (h)		985,000	1,061,338
Community Health Systems, Inc. 8.875% 7/15/15		4,985,000	5,159,475
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,655,213
6.3% 8/15/14		3,618,000	3,689,336
DASA Finance Corp. 8.75% 5/29/18 (h)		405,000	429,300
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,668,117
6.25% 6/15/14		4,238,000	4,744,102
7.25% 6/15/19		2,744,000	3,193,352
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
8.5% 4/15/19 (h)		$ 3,030,000	$ 3,249,675
9.125% 11/15/14		3,905,000	4,114,894
9.25% 11/15/16		4,905,000	5,211,563
9.625% 11/15/16 pay-in-kind (o)		11,255,066	12,042,921
9.875% 2/15/17 (h)		540,000	583,200
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	935,750
7.75% 7/15/15 (h)		775,000	722,688
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	1,039,775
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	66,560
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,175
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (h)		3,985,000	3,915,263
Viant Holdings, Inc. 10.125% 7/15/17 (h)		26,000	25,350
			61,342,397
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,417,238
Pharmaceuticals - 0.1%
AstraZeneca PLC 5.9% 9/15/17		3,520,000	3,987,203
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,180,739
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,122,920
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,436,198
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,043,704
			17,770,764
TOTAL HEALTH CARE			109,494,874
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)		8,071,000	8,858,657
6.4% 12/15/11 (h)		818,000	880,665
BE Aerospace, Inc. 8.5% 7/1/18		2,875,000	3,011,563
Bombardier, Inc. 6.3% 5/1/14 (h)		340,000	349,350
Triumph Group, Inc. 8% 11/15/17 (h)		2,080,000	2,100,800
			15,201,035
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines, Inc. 10.5% 10/15/12 (h)		$ 3,200,000	$ 3,280,000
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,339,150
6.977% 11/23/22		1,052,377	831,378
6.978% 10/1/12		248,187	246,946
8.608% 10/1/12		960,000	926,400
10.375% 7/2/19		1,891,877	2,118,902
AMR Corp. 9% 8/1/12		485,000	404,975
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		268,992	253,525
7.73% 9/15/12		18,833	18,551
7.875% 7/2/18		1,418,256	1,226,791
9.798% 4/1/21		632,995	566,531
6.648% 3/15/19		2,973,301	2,869,236
6.82% 5/1/18		221,731	207,873
6.9% 7/2/19		834,780	827,476
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,060,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		350,562	336,540
7.57% 11/18/10		11,016,000	11,195,010
8.021% 8/10/22		1,705,500	1,552,005
8.954% 8/10/14		2,310,672	2,137,371
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,039,635	935,672
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,971,391	1,660,897
8.36% 7/20/20		1,464,646	1,351,136
United Air Lines, Inc.:
9.875% 8/1/13 (h)		785,000	786,963
12% 11/1/13 (h)		995,000	965,150
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		855,119	658,442
9.75% 1/15/17		2,400,000	2,502,000
12% 1/15/16 (h)		855,000	857,138
			45,116,058
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (h)		795,000	862,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
3.7488% 2/1/15 (o)		$ 5,440,000	$ 4,868,800
8.5% 2/1/15		2,775,000	2,802,750
Clean Harbors, Inc. 7.625% 8/15/16		1,060,000	1,070,600
United Rentals North America, Inc.:
7.75% 11/15/13		1,955,000	1,823,038
9.25% 12/15/19		1,965,000	1,906,050
			13,333,813
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (h)		460,000	462,300
Odebrecht Overseas Ltd. 9.625%		150,000	151,875
			614,175
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,595,647
5.45% 10/15/12		618,000	678,623
6% 10/15/17		2,929,000	3,234,732
General Electric Co. 5.25% 12/6/17		17,730,000	18,605,951
Otter Tail Corp. 9% 12/15/16		2,410,000	2,506,400
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,372,550
13.5% 12/1/15 pay-in-kind (h)		901,711	892,694
			29,886,597
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	636,958
Case Corp. 7.25% 1/15/16		1,780,000	1,775,550
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,372,663
Navistar International Corp. 8.25% 11/1/21		1,610,000	1,626,100
Oshkosh Corp. 8.25% 3/1/17 (h)		980,000	980,000
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		1,870,000	1,898,050
9.5% 8/1/14 (h)		652,000	655,260
11.75% 8/1/16		1,860,000	1,934,400
Terex Corp. 8% 11/15/17		2,284,000	2,135,540
			14,014,521
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)		$ 1,005,000	$ 1,020,075
9.5% 12/15/14		3,070,000	3,039,300
			4,059,375
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,790,000	1,790,000
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,807,388
7.75% 5/15/16		3,975,000	3,587,438
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,148,394
10.5% 1/1/16		2,240,000	2,307,200
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,285,000	2,056,500
			17,906,920
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (o)		1,819,687	1,928,868
TOTAL INDUSTRIALS			143,851,362
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (o)		2,056,000	1,818,232
Cisco Systems, Inc.:
4.45% 1/15/20		6,126,000	6,120,860
5.5% 1/15/40		6,126,000	5,942,165
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	3,834,000
6.5% 1/15/28		1,940,000	1,367,700
			19,082,957
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		5,910,000	5,895,225
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (h)		1,510,000	1,517,550
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,017,025
8.25% 3/15/18		2,360,000	2,519,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 2,950,000	$ 3,198,785
6% 10/1/12		3,877,000	4,196,853
6.55% 10/1/17		2,360,000	2,597,168
			17,046,681
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,530,000
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,794,175
			6,324,175
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,610,000	2,479,500
First Data Corp.:
9.875% 9/24/15		4,450,000	3,849,250
10.55% 9/24/15 pay-in-kind (o)		2,415,000	1,982,816
			8,311,566
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,127,125
Xerox Corp. 5.5% 5/15/12		1,602,000	1,705,398
			9,832,523
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)		2,535,000	2,566,688
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,966,625
9.25% 6/1/16		2,610,000	2,701,350
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (o)		2,441,044	2,080,261
10.125% 12/15/16		2,560,000	1,977,600
National Semiconductor Corp. 0.5036% 6/15/10 (o)		3,100,704	3,095,929
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,701,300
			17,089,753
TOTAL INFORMATION TECHNOLOGY			83,582,880
MATERIALS - 1.7%
Chemicals - 0.5%
Berry Plastics Corp. 5.0013% 2/15/15 (o)		1,975,000	1,836,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 9,460,000	$ 10,069,716
7.6% 5/15/14		15,028,000	17,167,942
8.55% 5/15/19		10,360,000	12,524,339
E.I. du Pont de Nemours & Co. 4.625% 1/15/20		8,002,000	8,085,853
Huntsman International LLC 5.5% 6/30/16 (h)		3,195,000	2,819,588
Lubrizol Corp. 8.875% 2/1/19		928,000	1,169,448
NOVA Chemicals Corp.:
3.6494% 11/15/13 (o)		2,720,000	2,454,800
6.5% 1/15/12		4,240,000	4,208,200
8.375% 11/1/16 (h)		1,940,000	1,910,900
8.625% 11/1/19 (h)		1,935,000	1,910,813
			64,158,349
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,954,506
Containers & Packaging - 0.2%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (h)		3,805,000	3,805,000
8.875% 9/15/14 (h)		2,455,000	2,326,113
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,867,500
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,839,346
6.4% 1/15/18		1,749,000	1,880,640
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,381,125
9.25% 3/15/16 (h)		505,000	542,875
Vitro SAB de CV 8.625% 2/1/12 (c)		6,020,000	2,724,050
			19,366,649
Metals & Mining - 0.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (h)		1,200,000	1,053,000
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	7,190,075
9.375% 4/8/19 (h)		14,140,000	18,086,375
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,120,109
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,214,883
CSN Islands XI Corp. 6.875% 9/21/19 (h)		1,500,000	1,518,750
Edgen Murray Corp. 12.25% 1/15/15 (h)		4,970,000	4,497,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)		$ 3,100,000	$ 3,053,500
Evraz Group SA 8.875% 4/24/13 (h)		2,200,000	2,271,500
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,886,900
10.625% 9/1/16 (h)		789,000	877,763
McJunkin Red Man Corp. 9.5% 12/15/16 (h)		5,660,000	5,688,300
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,589,610
6.5% 7/15/18		9,474,000	10,681,622
7.125% 7/15/28		8,900,000	10,122,682
8.95% 5/1/14		7,108,000	8,625,210
Severstal Columbus LLC 10.25% 2/15/18 (h)		2,940,000	3,028,200
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,161,600
7.375% 11/1/12		1,985,000	2,004,850
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,627,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,228,027
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,300,986
			103,829,542
Paper & Forest Products - 0.1%
Domtar Corp.:
7.125% 8/15/15		5,195,000	5,207,988
10.75% 6/1/17		2,420,000	2,825,350
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (o)		100,000	80,000
11.5% 7/1/14 (h)		3,795,000	4,041,675
			12,155,013
TOTAL MATERIALS			201,464,059
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Alestra SA de RL de CV 11.75% 8/11/14		635,000	715,963
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	3,001,180
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,399,276
6.3% 1/15/38		40,171,000	40,911,874
6.7% 11/15/13		1,173,000	1,336,167
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30		$ 899,000	$ 1,038,256
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,886,804
Cincinnati Bell, Inc.:
8.25% 10/15/17		2,515,000	2,515,000
8.375% 1/15/14		2,870,000	2,898,700
Citizens Communications Co.:
7.875% 1/15/27		925,000	827,875
9% 8/15/31		2,260,000	2,192,200
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		5,555,000	5,416,125
Frontier Communications Corp.:
8.125% 10/1/18		3,615,000	3,578,850
8.25% 5/1/14		2,245,000	2,301,125
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (o)		6,742,890	6,529,365
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,478,000
7.625% 4/15/12		5,610,000	5,581,950
11.25% 6/15/16		1,035,000	1,104,863
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	989,925
8.875% 6/30/17 (h)		995,000	999,975
9.5% 7/15/15		1,965,000	1,925,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (h)		2,450,000	2,437,750
7.5% 2/15/14		1,310,000	1,323,100
8% 10/1/15 (h)		2,050,000	2,121,750
Qwest Corp. 3.5036% 6/15/13 (o)		80,000	78,400
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,361,371
5.875% 2/1/12		2,733,000	2,945,756
5.875% 8/15/12		978,000	1,072,694
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	13,809,225
8.75% 3/15/32		165,000	145,613
Telecom Italia Capital SA:
4.95% 9/30/14		3,208,000	3,348,754
5.25% 10/1/15		1,177,000	1,235,280
6.999% 6/4/18		1,793,000	1,966,310
7.175% 6/18/19		14,000,000	15,458,212
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36		$ 7,240,000	$ 7,564,678
Telefonica Emisiones SAU 6.421% 6/20/16		1,162,000	1,300,485
U.S. West Communications 7.5% 6/15/23		3,760,000	3,590,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,572,490
6.25% 4/1/37		2,348,000	2,410,020
6.4% 2/15/38		7,621,000	7,978,219
6.9% 4/15/38		6,295,000	6,994,966
Verizon New England, Inc. 6.5% 9/15/11		891,000	948,921
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,908,272
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,852,450
			193,054,689
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (h)		4,920,000	4,797,000
Cleveland Unlimited, Inc. 13% 12/15/10 (h)(o)		1,260,000	1,184,400
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,955,838
9.375% 11/1/14		2,290,000	2,278,550
10% 7/15/15		2,130,000	2,145,975
Crown Castle International Corp. 9% 1/15/15		1,330,000	1,436,400
Digicel Group Ltd.:
8.25% 9/1/17 (h)		3,090,000	2,920,050
8.875% 1/15/15 (h)		8,435,000	8,055,425
9.125% 1/15/15 pay-in-kind (h)(o)		3,840,000	3,705,600
12% 4/1/14 (h)		3,545,000	3,934,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)		9,282,000	9,703,431
5.875% 10/1/19 (h)		9,040,000	9,479,335
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,014,701
11.5% 6/15/16		6,575,000	7,002,375
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	559,625
8.875% 1/15/15		6,110,000	6,216,925
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,049,850
9.25% 11/1/14		1,560,000	1,556,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13		$ 2,595,000	$ 2,692,313
Mobile Telesystems Finance SA 8% 1/28/12 (h)		1,621,000	1,712,181
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	5,939,588
6.875% 10/31/13		9,105,000	8,740,800
7.375% 8/1/15		5,645,000	5,207,513
NII Capital Corp.:
8.875% 12/15/19 (h)		2,695,000	2,748,900
10% 8/15/16 (h)		3,310,000	3,591,350
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		4,480,000	4,032,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,726,200
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,510,050
8.375% 8/15/17		805,000	776,825
Telecom Personal SA 9.25% 12/22/10 (h)		1,055,000	1,090,606
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,614,845
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		2,650,000	2,838,813
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,471,798
5.5% 6/15/11		2,760,000	2,911,875
			132,602,187
TOTAL TELECOMMUNICATION SERVICES			325,656,876
UTILITIES - 2.1%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17		1,753,000	1,941,346
Commonwealth Edison Co.:
5.4% 12/15/11		2,948,000	3,154,039
5.8% 3/15/18		10,485,000	11,378,301
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	5,024,176
EDP Finance BV:
4.9% 10/1/19 (h)		6,700,000	6,503,871
6% 2/2/18 (h)		9,619,000	10,085,214
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		215,000	209,088
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,535,958
6.05% 8/15/21		5,664,000	5,837,001
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,365,622
Intergen NV 9% 6/30/17 (h)		5,270,000	5,375,400
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,484,400
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,544,400
7.75% 1/20/20 (h)		850,000	886,125
8% 8/7/19 (h)		635,000	676,275
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,320,100
9.125% 5/1/31		2,785,000	2,499,538
National Power Corp. 6.875% 11/2/16 (h)		1,390,000	1,469,925
Nevada Power Co. 6.5% 5/15/18		790,000	866,450
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,966,265
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,972
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,245,468
6.45% 8/15/12		3,730,000	4,030,246
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	7,136,250
Progress Energy, Inc.:
6% 12/1/39		12,683,000	12,457,230
7.1% 3/1/11		3,385,000	3,570,857
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,692,861
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		4,070,000	3,042,325
Series B, 10.25% 11/1/15		5,090,000	3,741,150
11.25% 11/1/16 pay-in-kind (o)		4,175,389	2,772,226
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,531,779
			129,157,858
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (h)		1,975,000	1,708,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,687,250
6.875% 11/4/11 (Reg. S)		1,165,000	1,211,600
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,984
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Texas Eastern Transmission Corp. 7.3% 12/1/10		$ 3,100,000	$ 3,238,201
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,490,000	2,265,900
			10,578,310
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		5,400,000	5,386,500
7.75% 10/15/15		3,210,000	3,210,000
8% 10/15/17		2,575,000	2,562,125
9.75% 4/15/16 (h)		1,475,000	1,574,563
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,239,210
Energy Future Holdings Corp.:
10.875% 11/1/17		3,715,000	2,823,400
12% 11/1/17 pay-in-kind (o)		7,621,718	5,111,632
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,649,823
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,811,600
7.375% 1/15/17		3,225,000	3,172,594
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	770,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,392,936
RRI Energy, Inc.:
7.625% 6/15/14		8,000,000	7,640,000
7.875% 6/15/17		1,225,000	1,145,375
			47,490,383
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,049,638
6.3% 9/30/66 (o)		4,887,000	4,520,475
7.5% 6/30/66 (o)		9,539,000	9,443,610
DTE Energy Co. 7.05% 6/1/11		984,000	1,042,647
KeySpan Corp. 7.625% 11/15/10		494,000	517,127
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,343,687
5.875% 10/1/12		2,921,000	3,210,454
6.5% 9/15/37		11,505,000	12,389,263
National Grid PLC 6.3% 8/1/16		1,477,000	1,637,173
NiSource Finance Corp.:
5.25% 9/15/17		843,000	851,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14		$ 1,347,000	$ 1,434,229
5.45% 9/15/20		1,934,000	1,926,355
6.125% 3/1/22		7,500,000	7,813,388
6.4% 3/15/18		1,326,000	1,423,808
6.8% 1/15/19		6,774,000	7,412,009
7.875% 11/15/10		1,022,000	1,066,923
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		6,172,000	5,693,670
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	767,340
			73,543,626
TOTAL UTILITIES			260,770,177
TOTAL NONCONVERTIBLE BONDS			3,161,069,758
TOTAL CORPORATE BONDS (Cost $2,925,404,836)			3,167,026,890
U.S. Government and Government Agency Obligations - 28.1%

Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,637,664
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 4/4/12		2,780,000	2,778,860
4.375% 7/17/13 (l)		8,745,000	9,495,898
4.75% 11/19/12		24,650,000	26,852,206
5% 2/16/12		4,560,000	4,922,233
Federal Home Loan Bank:
1.625% 11/21/12 (g)		39,650,000	39,864,863
1.625% 3/20/13		23,140,000	23,147,544
3.625% 5/29/13		15,625,000	16,564,422
Freddie Mac:
1.375% 1/9/13		36,822,000	36,773,726
2.125% 3/23/12		665,000	680,944
3% 7/28/14		50,000,000	51,427,350
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11		$ 10,730,000	$ 11,417,836
Tennessee Valley Authority 5.375% 4/1/56		385,000	389,239
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			224,315,121
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		84,118,992	86,728,364
2% 1/15/14 (l)		329,820,850	352,372,685
2% 7/15/14		74,471,150	79,725,422
2.625% 7/15/17 (l)		139,994,044	155,185,566
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			674,012,037
U.S. Treasury Obligations - 20.4%
U.S. Treasury Bonds:
4.25% 5/15/39		37,863,000	35,993,514
4.5% 5/15/38		20,000,000	19,906,240
4.5% 8/15/39		110,597,000	109,612,023
U.S. Treasury Notes:
0.75% 11/30/11		364,564,000	365,019,705
0.875% 3/31/11		21,090,000	21,202,874
1.125% 1/15/12		38,423,000	38,682,663
1.25% 11/30/10		21,871,000	22,029,915
1.375% 10/15/12		163,445,000	164,351,629
1.75% 3/31/14		125,000,000	124,248,000
1.875% 6/15/12		67,860,000	69,254,319
1.875% 4/30/14		50,000,000	49,878,900
2.375% 8/31/14		6,130,000	6,209,978
2.375% 2/28/15		350,000,000	351,095,500
2.625% 7/31/14		625,000,000	640,380,561
2.625% 12/31/14		225,000,000	229,078,125
2.75% 2/15/19		230,000,000	216,559,260
TOTAL U.S. TREASURY OBLIGATIONS			2,463,503,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,325,875,068)			3,394,468,028
U.S. Government Agency - Mortgage Securities - 11.0%
		Principal Amount (d)	Value
Fannie Mae - 9.7%
2.276% 4/1/36 (o)		$ 1,751,991	$ 1,793,980
2.5% 10/1/33 (o)		1,301,539	1,337,020
4% 3/1/25 (j)		40,000,000	40,818,052
4% 3/1/25 (j)		13,000,000	13,265,867
4.288% 6/1/36 (o)		330,000	341,765
4.5% 3/1/25 (j)		12,000,000	12,492,156
4.5% 3/1/25 (j)		2,000,000	2,082,026
4.5% 2/1/39 to 2/1/40		181,407,586	183,619,945
4.5% 3/1/40 (j)		19,000,000	19,207,339
5% 3/1/25 (j)(k)		25,600,000	26,987,459
5% 7/1/34 to 2/1/40		144,062,364	149,953,146
5% 3/1/40 (j)(k)		10,300,000	10,674,844
5% 3/1/40 (j)		45,000,000	46,637,667
5% 3/1/40 (j)(k)		9,000,000	9,327,533
5.299% 12/1/35 (o)		1,047,524	1,100,227
5.325% 2/1/36 (o)		1,568,781	1,643,930
5.5% 3/1/18 to 2/1/40		240,665,493	255,384,299
5.5% 3/1/25 (j)		10,000,000	10,659,791
5.5% 3/1/40 (j)(k)		20,000,000	21,057,990
5.5% 3/1/40 (j)(k)		5,000,000	5,264,498
5.5% 4/1/40 (j)(k)		15,000,000	15,772,400
5.515% 7/1/37 (o)		947,769	983,919
6% 1/1/21 to 2/1/38		158,148,278	170,982,443
6% 3/1/40 (j)(k)		7,000,000	7,425,427
6% 3/1/40 (j)(k)		6,000,000	6,364,652
6% 4/1/40 (j)(k)		7,000,000	7,436,365
6% 5/1/40 (j)(k)		7,000,000	7,424,880
6.5% 5/1/31 to 9/1/38		73,407,830	79,560,321
6.5% 3/1/40 (j)(k)		800,000	853,940
6.5% 3/1/40 (j)(k)		9,000,000	9,606,821
6.5% 3/1/40 (j)(k)		11,000,000	11,741,671
6.5% 4/1/40 (j)(k)		27,800,000	29,793,858
6.5% 5/1/40 (j)		13,800,000	14,775,740
TOTAL FANNIE MAE			1,176,371,971
Freddie Mac - 1.0%
4.705% 11/1/35 (o)		6,496,011	6,787,013
5% 4/1/38 to 9/1/39		8,029,471	8,362,279
5.5% 11/1/17 to 12/1/35		20,053,221	21,368,490
5.681% 10/1/35 (o)		529,599	556,244
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6% 7/1/37		$ 206,553	$ 222,866
6% 3/1/40 (j)(k)		13,500,000	14,451,248
6% 3/1/40 (j)		4,000,000	4,281,851
6% 3/1/40 (j)		35,000,000	37,466,198
6% 3/1/40 (j)(k)		6,000,000	6,422,777
6.5% 3/1/40 (j)		15,000,000	16,182,462
TOTAL FREDDIE MAC			116,101,428
Government National Mortgage Association - 0.3%
4% 3/1/40 (j)		10,000,000	9,869,270
4% 3/1/40 (j)		14,000,000	13,816,978
4% 3/1/40 (j)		20,000,000	19,738,540
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			43,424,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,555,771)			1,335,898,187
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (o)		1,821,633	706,429
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (o)		619,550	1,770
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (o)		195,192	184,057
Class M2, 1.8788% 2/25/34 (o)		483,000	252,778
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (o)		232,608	205,878
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (o)		172,706	4,496
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (o)		170,200	4,368
Class M5, 0.6188% 4/25/36 (o)		111,346	814
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (o)		1,253,286	1,221,182
Series 2006-A6 Class A6, 0.2588% 9/20/13 (o)		2,476,494	2,413,055
Series 2006-A7 Class A7, 0.2488% 10/20/12 (o)		1,363,575	1,328,645
Series 2006-C1 Class C1, 0.7088% 10/20/14 (o)		277,210	6,064
Series 2007-A1 Class A, 0.2788% 1/20/15 (o)		914,899	891,463
Series 2007-A4 Class A4, 0.2588% 4/22/13 (o)		1,093,367	1,065,359
Series 2007-D1 Class D, 1.6288% 1/22/13 (h)(o)		2,590,000	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (h)(o)		$ 4,407,210	$ 1,895,100
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (h)(o)		325,862	325,687
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,384,816
Class A4, 3% 10/15/15 (h)		4,280,000	4,393,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		179,116	180,215
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,093,346
Class E, 6.96% 3/31/16 (h)		2,052,284	1,892,632
Series 2007-2M Class A3, 5.22% 4/8/10		208,112	211,011
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (o)		110,420	69,931
Series 2004-R11 Class M1, 0.8888% 11/25/34 (o)		572,200	190,536
Series 2004-R2 Class M3, 0.7788% 4/25/34 (o)		153,470	16,536
Series 2005-R2 Class M1, 0.6788% 4/25/35 (o)		2,064,696	1,476,458
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	108,932
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5888% 3/23/19 (h)(o)		248,275	158,896
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (o)		47,932	34,290
Series 2004-W11 Class M2, 0.9288% 11/25/34 (o)		561,149	264,339
Series 2004-W7 Class M1, 0.7788% 5/25/34 (o)		1,542,998	728,794
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (o)		1,509,526	479,541
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (o)		2,668,736	1,514,008
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (o)		262,000	13,948
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		9,500,000	9,727,551
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,672,549
Series 2009-2A Class A3, 2.13% 9/15/13 (h)		6,800,000	6,914,951
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (h)(o)		$ 311,977	$ 274,539
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (o)		1,396,001	1,354,121
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (o)		533,424	512,287
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,263,739
Class C, 5.31% 6/15/12		1,634,000	1,669,839
Series 2007-1 Class C, 5.38% 11/15/12		582,000	606,019
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	282,731
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (h)(o)		10,040,000	10,061,267
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		341,536	344,623
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (o)		6,450,000	6,449,509
Series 2007-C3 Class C3, 0.5219% 4/15/13 (h)(o)		2,908,000	2,897,867
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,196,587
Series 2009-A1 Class A1, 1.3331% 4/15/13 (o)		5,400,000	5,412,468
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,284,358
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (h)(o)		457,498	49,181
Class B, 0.9788% 7/20/39 (h)(o)		263,810	13,850
Class C, 1.3288% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		859,000	833,230
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (h)(o)		211,915	105,958
Capmark VII Ltd. Series 2006-7A Class H, 1.7819% 8/15/36 (h)(o)		509,545	51
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	944,172
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (o)		1,140,851	227,023
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (o)		425,500	8,081
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (h)(o)		290,000	7,289
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (o)		224,000	44,872
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (o)		186,369	7,551
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (o)		1,802,588	613,953
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (h)(o)		$ 180,300	$ 159,385
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		567,956	507,528
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,437,325
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		265,509	265,584
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,836,993
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (o)		765,389	33,765
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (o)		138	138
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (o)		133,532	129,187
Series 2007-4 Class A1A, 0.3513% 9/25/37 (o)		769,534	746,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (o)		159,665	40,543
Series 2004-4 Class M2, 1.0238% 6/25/34 (o)		587,945	202,816
Series 2005-3 Class MV1, 0.6488% 8/25/35 (o)		1,602,355	1,462,851
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (o)		256,393	235,006
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)		817,691	833,157
Series 2007-B Class A3, 5.47% 11/15/11 (h)		117,006	117,539
Series 2007-C Class A3, 5.43% 5/15/12 (h)		177,540	179,965
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	335,000
Class B2, 1.6006% 12/28/35 (h)(o)		500,000	185,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		200,000	50,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7256% 11/28/16 (h)(o)		527,648	492,031
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (h)(o)		493,812	458,011
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	202,328
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (o)		2,908,000	2,906,959
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		1,473,095	1,503,687
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (o)		38,916	33,746
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (o)		$ 290,872	$ 102,651
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (o)		6,074,620	1,928,904
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (o)		26,135	6,891
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (o)		4,984,011	4,429,713
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (o)		77,665	76,750
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,227,817
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	682,685
Class D, 6.89% 5/15/13 (h)		915,000	967,192
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,039,542
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,492,148
Class A4, 2.98% 8/15/14		4,800,000	4,950,962
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (o)		772,000	744,240
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	73,007
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	517,605
Class C, 5.43% 2/16/15		614,000	579,380
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (o)		948,695	309,229
Class M4, 0.9088% 1/25/35 (o)		363,547	48,427
Series 2006-D Class M1, 0.4588% 11/25/36 (o)		324,000	5,964
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (h)(o)		2,892,000	1,879,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,426,756	1,820,067
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (h)(o)		315,194	277,371
Series 2006-2A:
Class A, 0.4119% 11/15/34 (h)(o)		2,421,516	1,840,352
Class B, 0.5119% 11/15/34 (h)(o)		874,724	306,154
Class C, 0.6119% 11/15/34 (h)(o)		1,453,756	407,052
Class D, 0.9819% 11/15/34 (h)(o)		552,038	115,928
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (o)		4,746,000	4,746,000
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (o)		1,151,000	1,113,838
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)		$ 739,000	$ 443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		80,771	80,367
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	98,856
Class C, 5.74% 12/15/14		206,932	198,655
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		333,615	51,123
Class M1, 0.8788% 6/25/34 (o)		2,723,367	1,289,266
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (o)		1,096,059	58,382
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (o)		431,287	6,562
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (h)(o)		659,999	125,466
Series 2006-3:
Class B, 0.6288% 9/25/46 (h)(o)		654,930	117,887
Class C, 0.7788% 9/25/46 (h)(o)		1,526,694	198,470
Class E, 1.8788% 9/25/46 (h)(o)		250,919	22,583
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (o)		485,422	260,118
Series 2003-3 Class M1, 1.5188% 8/25/33 (o)		863,589	415,299
Series 2003-5 Class A2, 0.9288% 12/25/33 (o)		32,929	16,823
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (o)		189,714	183,193
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (o)		2,487,735	2,335,973
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (o)		13,328	12,418
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (o)		915,892	553,025
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (o)		1,522,035	523,925
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,540,027
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		84,309	84,394
Class C, 5.34% 11/15/12		84,706	84,772
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (o)		204,000	4,859
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (o)		1,520,141	1,233,224
Class MV1, 0.4588% 11/25/36 (o)		1,234,797	447,708
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (o)		573,000	27,277
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.3488% 10/29/47 (o)		$ 284,447	$ 28
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (o)		920,251	755,131
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (o)		4,386	4,378
Class 2C, 1.4006% 3/27/42 (o)		3,243,000	606,453
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (h)(o)		275,830	28
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		157,328	121,143
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7788% 11/20/17 (h)(o)		700,000	631,750
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,309,717	3,376,042
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (o)		236,715	169,249
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6588% 5/25/46 (h)(o)		250,000	37,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		26,396	22,810
Class C, 5.691% 10/20/28 (h)		11,732	9,346
Class D, 6.01% 10/20/28 (h)		139,679	105,428
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (o)		545,328	17,735
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (o)		784,792	37,926
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (o)		208,475	93,217
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		312,892	318,516
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (o)		790,204	565,125
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (o)		2,345,275	2,063,842
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (o)		40,746	39,051
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (o)		3,475,759	1,974,744
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (o)		57,368	44,355
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (o)		399,800	151,872
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (o)		416,362	95,154
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (o)		263,000	6,714
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (h)(o)		220,000	127,622
Class C1B, 7.696% 8/28/38 (h)		63,000	32,678
Asset-Backed Securities - continued
		Principal Amount (d)	Value
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		$ 4,356,000	$ 178,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		3,793,600	688,538
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	22,135
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	15,593
Series 2006-3:
Class A1, 0.2588% 9/25/19 (o)		228,508	227,214
Class AIO, 7.1% 1/25/12 (q)		372,000	43,373
Series 2006-4:
Class A1, 0.2588% 3/25/25 (o)		584,144	574,345
Class AIO, 6.35% 2/27/12 (q)		1,182,000	133,869
Class D, 1.3288% 5/25/32 (o)		2,481,000	69,994
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	222,236
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	196,060
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (o)		1,426,957	468,096
Series 2005-D Class M2, 0.6988% 2/25/36 (o)		827,339	88,515
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,604,448
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (o)		244,715	238,348
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6288% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (o)		148,328	141,374
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (o)		220,100	209,604
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (o)		532,896	147,174
Class M4, 1.6788% 9/25/34 (o)		683,353	95,910
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (o)		2,548,346	1,775,782
Class M3, 0.7888% 1/25/35 (o)		478,432	229,575
Class M4, 1.0588% 1/25/35 (o)		1,475,804	197,892
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (o)		1,883,145	25,939
Class M9, 2.1088% 5/25/35 (o)		297,891	712
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		447,212	380,130
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A: - continued
Class C, 5.08% 7/24/39 (h)		$ 185,000	$ 111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (h)(o)		3,406,919	3,374,509
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		353,333	352,898
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (o)		566,000	19,876
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (o)		940,508	909,984
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1788% 9/25/46 (h)(o)		250,000	10,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (o)		5,108	2,918
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (o)		1,788,275	1,148,399
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (o)		96,000	1,837
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (o)		61,453	28,787
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (o)		32,538	30,785
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (h)(o)		990,006	920,247
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (o)		1,272,000	193,185
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (o)		78,822	17,968
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (o)		12,982,018	11,716,730
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (o)		1,696,990	1,426,041
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,219,888	1,163,294
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (o)		3,555,000	3,542,341
Class B, 0.4519% 6/15/12 (o)		3,709,000	3,645,966
Class C, 0.7319% 6/15/12 (o)		254,000	249,295
Series 2007-2 Class A, 0.8819% 10/15/12 (o)		2,867,000	2,854,200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (o)		28,819	20,698
Asset-Backed Securities - continued
		Principal Amount (d)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		$ 249,000	$ 211,650
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	72,150
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (h)(o)		2,586,046	129,302
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		855,827	891,790
Series 2007-A Class A3, 5.28% 2/13/12		427,206	428,679
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (o)		3,669,172	3,620,562
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		510,758	518,526
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	419,695
Class D, 5.54% 12/20/12 (h)		583,000	592,800
Class E, 7.05% 5/20/14 (h)		1,390,000	1,357,127
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(o)		250,000	167,500
Class A2A, 0.4706% 9/25/26 (h)(o)		451,000	303,298
Class F, 1.4006% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.6006% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (o)		459,043	8,043
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (h)(o)		8,530,177	8,405,508
Series 2007-A2 Class A2, 0.2619% 5/15/14 (h)(o)		12,710,000	12,696,970
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,874,830
Series 2007-A5A Class A5, 0.9819% 10/15/14 (h)(o)		1,500,000	1,501,320
Series 2007-C1 Class C1, 0.6319% 5/15/14 (h)(o)		8,690,021	8,677,650
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (o)		118,827	117,873
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (h)(o)		$ 1,789,540	$ 214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1013% 11/21/40 (h)(o)		305,000	15,250
TOTAL ASSET-BACKED SECURITIES (Cost $305,570,669)			319,455,758
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3289% 3/25/18 (o)		135,046	47,266
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		243,768	24,377
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (h)(o)		1,428,375	571,350
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	24,813
Class C, 5.6986% 4/10/49 (o)		281,000	62,547
Class D, 5.6986% 4/10/49 (o)		141,000	26,600
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (h)(o)		987,539	944,237
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (o)		2,234,400	1,981,130
Series 2004-1 Class 2A2, 3.676% 10/25/34 (o)		2,444,253	2,131,025
Series 2004-7 Class 15B4, 5.3035% 8/25/19 (h)(o)		67,595	2,359
Series 2004-A Class 2A2, 4.4789% 2/25/34 (o)		1,421,153	1,285,797
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (o)		150,650	126,875
Class 2A2, 4.5532% 3/25/34 (o)		1,392,154	1,222,249
Series 2004-D Class 2A2, 3.8658% 5/25/34 (o)		2,236,734	1,976,227
Series 2004-G Class 2A7, 3.9253% 8/25/34 (o)		1,977,917	1,741,694
Series 2004-H Class 2A1, 3.7605% 9/25/34 (o)		1,745,736	1,494,238
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		12,868,245	992,142
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (o)		2,492,630	1,871,571
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (h)(o)(q)		4,530,945	58,488
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (o)		1,798,775	1,573,766
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (o)		413,467	380,944
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (o)		$ 1,902,000	$ 1,987,468
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (o)		1,847,848	1,699,625
Class A4, 3.0036% 8/25/34 (o)		1,538,064	1,411,550
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (h)(o)		1,902,000	1,801,968
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (o)		25,314	25,441
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		77,836	12,454
Series 2003-35 Class B, 4.6392% 9/25/18 (o)		131,012	15,721
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (o)		1,488,269	1,384,268
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		340,254	44,233
Series 2004-3 Class DB4, 5.8355% 4/25/34 (o)		96,987	2,425
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9588% 11/25/35 (o)		36,015,049	19,365,742
Class 2A3, 2.0442% 11/25/35 (o)		8,843,378	4,794,720
Series 2005-56:
Class 4A1, 0.5388% 11/25/35 (o)		7,241,702	4,013,441
Class 5A1, 0.5488% 11/25/35 (o)		10,292,825	5,273,917
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (o)		217,987	211,309
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (o)		49,067	35,077
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (o)		2,056,403	1,864,563
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (h)(o)		3,491,000	3,343,680
Class C2, 0.7213% 10/18/54 (h)(o)		1,170,000	1,076,166
Class M2, 0.5013% 10/18/54 (h)(o)		2,005,000	1,832,570
Series 2007-1A Class C2, 0.8013% 10/18/54 (h)(o)		321,000	318,400
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		274,479	2,745
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		$ 124,423	$ 11,198
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (h)(o)		2,852,000	2,591,898
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (h)(o)		3,114,000	2,966,085
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (o)		205,017	71,756
Series 2006-1A Class C2, 0.8288% 12/20/54 (h)(o)		6,523,000	2,283,050
Series 2006-2 Class C1, 0.6988% 12/20/54 (o)		5,398,000	1,835,320
Series 2006-3 Class C2, 0.7288% 12/20/54 (o)		1,124,000	393,400
Series 2006-4:
Class B1, 0.3188% 12/20/54 (o)		4,521,000	3,074,280
Class C1, 0.6088% 12/20/54 (o)		2,767,000	968,450
Class M1, 0.3988% 12/20/54 (o)		1,190,000	737,800
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (o)		2,234,000	759,560
Class 1M1, 0.3788% 12/20/54 (o)		1,493,000	895,800
Class 2C1, 0.6588% 12/20/54 (o)		1,015,000	345,100
Class 2M1, 0.4788% 12/20/54 (o)		1,917,000	1,150,200
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (o)		2,654,000	928,900
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (o)		430,241	204,323
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (o)		830,719	679,965
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (o)		401,712	231,906
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (o)		215,287	70,082
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		174,659	178,319
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,631,129
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (o)		2,600,000	2,010,887
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (o)		2,834,510	2,726,431
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (o)		2,212,258	2,085,942
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (o)		3,737,194	3,393,806
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		51,907	51,651
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		$ 857,000	$ 864,347
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (h)(o)		380,954	172,253
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4688% 4/25/36 (o)		19,176,543	9,694,080
Series 2006-5 Class A1A, 0.4188% 7/25/36 (o)		15,180,801	7,465,472
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (o)		4,141,662	1,699,303
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (o)		547,000	2,965
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (o)		8,950,788	4,795,618
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (h)(o)		251,984	188,988
Class C, 0.4219% 6/15/22 (h)(o)		1,559,607	1,013,745
Class D, 0.4319% 6/15/22 (h)(o)		600,006	330,003
Class E, 0.4419% 6/15/22 (h)(o)		959,771	499,081
Class F, 0.4719% 6/15/22 (h)(o)		1,545,171	726,230
Class G, 0.5419% 6/15/22 (h)(o)		359,765	161,894
Class H, 0.5619% 6/15/22 (h)(o)		720,211	288,084
Class J, 0.6019% 6/15/22 (h)(o)		840,246	294,086
Class TM, 0.7319% 6/15/22 (h)(o)		1,549,424	1,286,022
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (h)		100,000	93,000
Series 2004-A4 Class A1, 3.125% 8/25/34 (o)		2,497,747	2,182,126
Series 2005-A2 Class A7, 3.0982% 2/25/35 (o)		2,333,330	2,084,011
Series 2006-A6 Class A4, 3.6193% 10/25/33 (o)		1,878,915	1,640,838
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		101,000	93,552
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,377,331
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (o)		2,713,612	2,090,273
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (o)		2,994,072	182,950
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (o)		2,253,000	2,186,685
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (o)		3,741,091	2,987,576
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (h)(o)		$ 2,162,576	$ 1,015,762
Class B6, 3.0784% 7/10/35 (h)(o)		482,175	252,563
Series 2004-A:
Class B4, 1.4284% 2/10/36 (h)(o)		681,653	356,300
Class B5, 1.9284% 2/10/36 (h)(o)		454,391	242,190
Series 2004-B:
Class B4, 1.3284% 2/10/36 (h)(o)		562,334	287,521
Class B5, 1.7784% 2/10/36 (h)(o)		410,311	175,818
Class B6, 2.2284% 2/10/36 (h)(o)		145,371	45,065
Series 2004-C:
Class B4, 1.1784% 9/10/36 (h)(o)		734,751	340,484
Class B5, 1.5784% 9/10/36 (h)(o)		816,777	364,936
Class B6, 1.9784% 9/10/36 (h)(o)		150,174	53,357
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4808% 1/25/46 (o)		16,091,956	8,937,976
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,185,056	1,015,549
Series 2004-SL3 Class A1, 7% 8/25/16		101,637	86,749
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (h)(o)		484,455	402,963
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.5819% 2/15/39 (h)(o)		489,726	6,024
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	247,708
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (o)		42,419	21,474
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4188% 7/25/46 (o)		30,151,255	15,797,174
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (h)(o)		75,244	64,737
Series 2003-15A Class 4A, 5.3948% 4/25/33 (o)		707,782	656,778
Series 2003-20 Class 1A1, 5.5% 7/25/33		704,462	704,908
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (o)		3,273,627	1,735,545
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (o)		11,032	10,809
Series 2003-AR8 Class A, 2.8492% 8/25/33 (o)		1,293,813	1,184,339
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (o)		$ 3,391,770	$ 2,889,756
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		243,043	26,735
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (o)		1,186,527	1,108,194
Series 2004-H Class A1, 4.5283% 6/25/34 (o)		2,621,057	2,576,534
Series 2004-W Class A9, 2.9948% 11/25/34 (o)		3,483,000	3,211,841
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (o)		2,767,905	2,628,980
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (o)		9,260,000	8,182,377
Class 2A6, 3.2077% 7/25/35 (o)		1,188,859	1,071,357
Series 2005-AR2:
Class 1A2, 3.6642% 3/25/35 (o)		4,006,336	1,965,794
Class 2A2, 3.7412% 3/25/35 (o)		3,342,322	2,982,672
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (o)		2,046,662	1,788,341
TOTAL PRIVATE SPONSOR			217,599,247
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		449,314	485,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,921,294)			218,084,883
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7818% 2/14/29 (h)(o)		800,000	800,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	220,438
Class B2, 7.525% 4/14/29		1,498,104	1,543,047
Class B5, 7.525% 4/14/29		129,000	22,390
Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (o)		2,225,000	2,375,843
Class A2, 7.1267% 2/14/43 (o)		1,399,000	1,518,611
Class A3, 7.1767% 2/14/43 (o)		1,510,000	1,639,016
Class A5, 7.2467% 2/14/43 (o)		256,000	275,013
Class A7, 7.7367% 2/14/43 (o)		820,000	865,464
Class PS1, 1.5186% 2/14/43 (o)(q)		6,700,194	240,703
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (o)		$ 2,221,000	$ 2,325,010
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		771,122	784,764
Series 2006-5:
Class A1, 5.185% 9/10/47		1,135,432	1,151,789
Class A2, 5.317% 9/10/47		7,342,000	7,582,446
Class A3, 5.39% 9/10/47		2,653,000	2,715,290
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,903,825
Series 2007-2 Class A1, 5.421% 4/10/49		602,111	622,250
Series 2007-4 Class A3, 5.8113% 2/10/51 (o)		1,897,000	1,941,285
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	157,438
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)		3,176,000	3,251,631
Class A4, 5.6579% 6/10/49 (o)		3,965,000	3,536,320
Series 2008-1 Class D, 6.2098% 2/10/51 (h)(o)		125,000	36,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		217,496	217,846
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,895,272
Series 2002-2 Class F, 5.487% 7/11/43		415,000	392,887
Series 2004-2:
Class A3, 4.05% 11/10/38		2,425,357	2,442,741
Class A4, 4.153% 11/10/38		2,412,000	2,366,660
Series 2004-4 Class A3, 4.128% 7/10/42		354,390	354,459
Series 2005-1 Class A3, 4.877% 11/10/42		4,471,806	4,470,252
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		1,808,207	1,831,339
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,165,342
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,472,000	1,472,400
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	435,218
Class K, 6.15% 5/11/35 (h)		885,000	758,797
Series 2003-2 Class XP, 0.293% 3/11/41 (h)(o)(q)		16,252,068	42,837
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	91,581
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	1,500
Class L, 4.637% 7/10/42 (h)(o)		280,000	1,400
Series 2004-5 Class G, 5.2583% 11/10/41 (h)(o)		195,000	94,051
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	6,014,756
Series 2005-6 Class A3, 5.1785% 9/10/47 (o)		3,423,000	3,503,187
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	318,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4919% 3/15/22 (h)(o)		$ 390,000	$ 339,300
Class C, 0.5419% 3/15/22 (h)(o)		817,000	694,450
Class D, 0.5919% 3/15/22 (h)(o)		826,000	685,580
Class E, 0.6319% 3/15/22 (h)(o)		684,000	554,040
Class F, 0.7019% 3/15/22 (h)(o)		615,784	467,996
Class G, 0.7619% 3/15/22 (h)(o)		399,119	279,383
Class J, 1.2819% 3/15/22 (h)(o)		253,000	136,620
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (h)(o)		1,222,000	1,014,260
Class D, 0.4419% 10/15/19 (h)(o)		1,494,000	1,195,200
Class E, 0.4719% 10/15/19 (h)(o)		1,385,000	1,052,600
Class F, 0.5419% 10/15/19 (h)(o)		3,150,730	2,142,496
Class G, 0.5619% 10/15/19 (h)(o)		1,245,579	722,436
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (h)(o)		88,025	46,653
Series 2004-1:
Class A, 0.5888% 4/25/34 (h)(o)		1,541,683	1,187,096
Class B, 2.1288% 4/25/34 (h)(o)		172,844	79,508
Class M1, 0.7888% 4/25/34 (h)(o)		138,775	87,428
Class M2, 1.4288% 4/25/34 (h)(o)		128,209	67,951
Series 2004-2:
Class A, 0.6588% 8/25/34 (h)(o)		1,190,205	866,089
Class M1, 0.8088% 8/25/34 (h)(o)		200,345	114,196
Series 2004-3:
Class A1, 0.5988% 1/25/35 (h)(o)		2,639,862	1,887,501
Class A2, 0.6488% 1/25/35 (h)(o)		378,817	238,655
Class M1, 0.7288% 1/25/35 (h)(o)		455,702	246,079
Class M2, 1.2288% 1/25/35 (h)(o)		211,162	97,135
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (h)(o)		2,074,330	1,398,928
Class M1, 0.6588% 8/25/35 (h)(o)		103,304	47,355
Class M2, 0.7088% 8/25/35 (h)(o)		170,382	72,873
Class M3, 0.7288% 8/25/35 (h)(o)		94,268	37,660
Class M4, 0.8388% 8/25/35 (h)(o)		86,534	32,130
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (h)(o)		757,557	533,017
Class A2, 0.6288% 11/25/35 (h)(o)		750,736	454,871
Class M1, 0.6688% 11/25/35 (h)(o)		89,600	41,431
Class M2, 0.7188% 11/25/35 (h)(o)		113,757	49,882
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7388% 11/25/35 (h)(o)		$ 101,810	$ 41,915
Class M4, 0.8288% 11/25/35 (h)(o)		126,845	48,772
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (h)(o)		1,758,207	1,098,880
Class B1, 1.6288% 1/25/36 (h)(o)		151,939	47,101
Class M1, 0.6788% 1/25/36 (h)(o)		567,164	277,910
Class M2, 0.6988% 1/25/36 (h)(o)		170,149	78,269
Class M3, 0.7288% 1/25/36 (h)(o)		248,490	106,851
Class M4, 0.8388% 1/25/36 (h)(o)		137,428	52,223
Class M5, 0.8788% 1/25/36 (h)(o)		137,428	47,413
Class M6, 0.9288% 1/25/36 (h)(o)		145,964	46,709
Series 2006-1:
Class A2, 0.5888% 4/25/36 (h)(o)		268,126	157,497
Class M1, 0.6088% 4/25/36 (h)(o)		95,898	40,862
Class M2, 0.6288% 4/25/36 (h)(o)		101,322	40,134
Class M3, 0.6488% 4/25/36 (h)(o)		87,180	32,474
Class M4, 0.7488% 4/25/36 (h)(o)		49,402	17,617
Class M5, 0.7888% 4/25/36 (h)(o)		47,949	16,202
Class M6, 0.8688% 4/25/36 (h)(o)		95,607	30,518
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (h)(o)		4,960,055	3,384,246
Class A2, 0.5088% 7/25/36 (h)(o)		245,391	143,775
Class B1, 1.0988% 7/25/36 (h)(o)		91,877	27,306
Class B3, 2.9288% 7/25/36 (h)(o)		138,813	37,077
Class M1, 0.5388% 7/25/36 (h)(o)		257,467	111,535
Class M2, 0.5588% 7/25/36 (h)(o)		181,655	72,426
Class M3, 0.5788% 7/25/36 (h)(o)		150,679	56,158
Class M4, 0.6488% 7/25/36 (h)(o)		101,748	36,131
Class M5, 0.6988% 7/25/36 (h)(o)		125,058	41,870
Class M6, 0.7688% 7/25/36 (h)(o)		186,590	60,082
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (h)(o)		159,920	27,186
Class B2, 1.5788% 10/25/36 (h)(o)		115,345	17,302
Class B3, 2.8288% 10/25/36 (h)(o)		187,704	28,156
Class M4, 0.6588% 10/25/36 (h)(o)		176,742	46,837
Class M5, 0.7088% 10/25/36 (h)(o)		211,585	50,780
Class M6, 0.7888% 10/25/36 (h)(o)		414,159	82,832
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (h)(o)		916,129	616,830
Class A2, 0.4988% 12/25/36 (h)(o)		4,661,500	2,138,230
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (h)(o)		$ 142,529	$ 34,093
Class B2, 1.4788% 12/25/36 (h)(o)		145,279	30,770
Class B3, 2.6788% 12/25/36 (h)(o)		247,401	45,695
Class M1, 0.5188% 12/25/36 (h)(o)		298,194	97,808
Class M2, 0.5388% 12/25/36 (h)(o)		198,796	60,513
Class M3, 0.5688% 12/25/36 (h)(o)		201,576	57,832
Class M4, 0.6288% 12/25/36 (h)(o)		241,196	65,195
Class M5, 0.6688% 12/25/36 (h)(o)		221,734	55,921
Class M6, 0.7488% 12/25/36 (h)(o)		198,796	46,319
Series 2007-1:
Class A2, 0.4988% 3/25/37 (h)(o)		1,014,498	598,554
Class B1, 0.8988% 3/25/37 (h)(o)		322,774	61,327
Class B2, 1.3788% 3/25/37 (h)(o)		234,028	37,445
Class B3, 3.5788% 3/25/37 (h)(o)		640,813	83,306
Class M1, 0.4988% 3/25/37 (h)(o)		284,004	112,181
Class M2, 0.5188% 3/25/37 (h)(o)		212,119	74,241
Class M3, 0.5488% 3/25/37 (h)(o)		188,120	58,317
Class M4, 0.5988% 3/25/37 (h)(o)		151,188	42,333
Class M5, 0.6488% 3/25/37 (h)(o)		236,007	59,002
Class M6, 0.7288% 3/25/37 (h)(o)		330,426	72,694
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (h)(o)		904,036	587,623
Class A2, 0.5488% 7/25/37 (h)(o)		844,699	397,009
Class B1, 1.8288% 7/25/37 (h)(o)		260,144	40,322
Class B2, 2.4788% 7/25/37 (h)(o)		225,226	37,162
Class B3, 3.5788% 7/25/37 (h)(o)		253,221	35,451
Class M1, 0.5988% 7/25/37 (h)(o)		296,611	103,814
Class M2, 0.6388% 7/25/37 (h)(o)		162,080	50,245
Class M3, 0.7188% 7/25/37 (h)(o)		164,341	42,729
Class M4, 0.8788% 7/25/37 (h)(o)		324,464	71,382
Class M5, 0.9788% 7/25/37 (h)(o)		286,021	57,204
Class M6, 1.2288% 7/25/37 (h)(o)		362,656	61,652
Series 2007-3:
Class A2, 0.5188% 7/25/37 (h)(o)		950,325	454,921
Class B1, 1.1788% 7/25/37 (h)(o)		230,982	49,476
Class B2, 1.8288% 7/25/37 (h)(o)		578,025	104,969
Class B3, 4.2288% 7/25/37 (h)(o)		307,070	46,767
Class M1, 0.5388% 7/25/37 (h)(o)		206,402	73,913
Class M2, 0.5688% 7/25/37 (h)(o)		221,225	73,314
Class M3, 0.5988% 7/25/37 (h)(o)		348,596	108,030
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7288% 7/25/37 (h)(o)		$ 547,348	$ 150,466
Class M5, 0.8288% 7/25/37 (h)(o)		283,909	66,037
Class M6, 1.0288% 7/25/37 (h)(o)		216,488	55,811
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (h)(o)		337,084	37,079
Class B2, 3.6788% 9/25/37 (h)(o)		1,226,421	122,642
Class M1, 1.1788% 9/25/37 (h)(o)		324,132	74,550
Class M2, 1.2788% 9/25/37 (h)(o)		324,132	61,585
Class M4, 1.8288% 9/25/37 (h)(o)		829,018	124,353
Class M5, 1.9788% 9/25/37 (h)(o)		829,018	107,772
Class M6, 2.1788% 9/25/37 (h)(o)		830,627	99,675
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,145,721	164,663
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)		11,355,396	1,136,675
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class E, 0.5519% 3/15/19 (h)(o)		200,000	159,969
Class G, 0.6719% 3/15/19 (h)(o)		805,386	442,962
Class H, 0.8819% 3/15/19 (h)(o)		541,917	260,120
Class J, 1.0819% 3/15/19 (h)(o)		407,118	175,061
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (h)(o)		655,330	327,667
Class E, 0.5319% 3/15/22 (h)(o)		3,607,157	1,695,368
Class F, 0.5819% 3/15/22 (h)(o)		2,235,922	961,456
Class G, 0.6319% 3/15/22 (h)(o)		537,549	215,021
Class H, 0.7819% 3/15/22 (h)(o)		655,330	235,921
Class J, 0.9319% 3/15/22 (h)(o)		655,330	183,494
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		926,520	948,113
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,075,141	2,131,465
Series 2006-PW14:
Class A4, 5.201% 12/11/38		2,458,000	2,468,174
Class AM, 5.243% 12/11/38		600,000	517,586
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,816,989	1,862,618
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (o)		1,112,000	1,051,409
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,012,110	1,034,306
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		590,305	603,190
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	55,511
Class I, 5.64% 2/14/31 (h)		205,000	55,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (h)(o)(q)		$ 14,745,455	$ 117,278
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,025,866
Series 2006-PW14 Class X2, 0.653% 12/11/38 (h)(o)(q)		25,773,245	517,571
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		250,734	252,987
Class A4, 5.4629% 4/12/38 (o)		237,000	250,334
Series 2007-BBA8:
Class K, 1.4319% 3/15/22 (h)(o)		120,000	27,600
Class L, 2.1319% 3/15/22 (h)(o)		254,000	50,800
Series 2007-PW15 Class A1, 5.016% 2/11/44		520,414	534,785
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (h)(o)		304,000	122,921
Class C, 5.7189% 6/11/40 (h)(o)		255,000	98,053
Class D, 5.7189% 6/11/40 (h)(o)		255,000	72,281
Series 2007-PW18 Class X2, 0.344% 6/11/50 (h)(o)(q)		177,669,388	2,494,585
Series 2007-T28:
Class A1, 5.422% 9/11/42		311,862	324,593
Class X2, 0.175% 9/11/42 (h)(o)(q)		88,855,592	766,202
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (h)(o)		1,003,778	663,570
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,317,463
Class XCL, 2.0744% 5/15/35 (h)(o)(q)		28,644,106	967,595
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	524,105
Series 1998-2 Class J, 6.39% 11/18/30 (h)		507,951	97,374
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	756,325
Class F, 7.734% 1/15/32		413,000	408,700
Series 2001-245 Class A2, 6.4842% 2/12/16 (h)(o)		1,932,000	2,005,918
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		290,000	267,661
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (h)(o)		678,000	478,505
Class G, 0.5631% 11/15/36 (h)(o)		542,222	345,661
Class H, 0.6031% 11/15/36 (h)(o)		433,548	255,247
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,071,812
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,228,152	1,129,853
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-FL2 Class CNP3, 1.4331% 8/16/21 (h)(o)		$ 5,089,327	$ 2,544,664
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,404,474	11,791,156
Class A4, 5.7001% 12/10/49 (o)		4,303,000	4,095,694
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (h)(o)		6,878,000	4,637,612
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (o)		11,229,000	11,454,349
Series 2007-CD4:
Class A1, 4.977% 12/11/49		431,954	438,591
Class A2A, 5.237% 12/11/49		11,693,000	12,195,983
Class A4, 5.322% 12/11/49		2,823,000	2,554,265
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,814,606
Class C, 5.476% 12/11/49		3,581,000	895,250
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	56,605
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	10,794
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	6,377
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	5,828
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	2,561
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	8,166
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	34,811
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		87,523	88,390
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)		1,902,000	1,920,410
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,426,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (h)(o)		4,261,000	3,323,580
Class C, 0.5019% 4/15/17 (h)(o)		1,531,000	1,102,320
Class D, 0.5419% 4/15/17 (h)(o)		950,056	617,536
Class E, 0.6019% 4/15/17 (h)(o)		302,445	181,467
Class F, 0.6419% 4/15/17 (h)(o)		171,562	90,928
Class G, 0.7819% 4/15/17 (h)(o)		171,562	77,203
Class H, 0.8519% 4/15/17 (h)(o)		171,562	54,900
Class J, 1.0819% 4/15/17 (h)(o)		131,565	32,891
Series 2005-FL11:
Class B, 0.4819% 11/15/17 (h)(o)		238,832	231,667
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (h)(o)		$ 1,966,982	$ 1,809,623
Class D, 0.5719% 11/15/17 (h)(o)		102,292	91,040
Class E, 0.6219% 11/15/17 (h)(o)		363,655	309,107
Class F, 0.6819% 11/15/17 (h)(o)		251,948	196,519
Class G, 0.7319% 11/15/17 (h)(o)		174,638	117,007
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (h)(o)		2,710,000	2,086,700
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		69,683	70,129
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,403,475
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)		3,216,000	3,160,495
Series 2007-C9 Class A4, 5.816% 12/10/49 (o)		4,209,000	4,086,426
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		600,000	603,001
Series 2001-J2A Class F, 7.0307% 7/16/34 (h)(o)		199,000	132,568
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (h)(o)(q)		4,110,818	31,786
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,075,402
Class XP, 0.4838% 12/10/46 (o)(q)		21,907,611	311,612
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		147,515	149,815
Class G, 6.21% 7/15/31 (h)		554,000	524,632
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		204,930	212,342
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		121,285	121,527
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	441,934
Series 1999-C2 Class G, 6% 11/17/32		302,000	251,865
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		541,926	551,811
Class AJ, 5.373% 12/15/39		3,852,000	1,629,390
Series 2007-C2:
Class A1, 5.269% 1/15/49		122,306	124,499
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,429,719
Class A3, 5.542% 1/15/49 (o)		3,804,000	3,174,212
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		265,811	271,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A4, 5.7225% 6/15/39 (o)		$ 1,144,000	$ 963,140
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,084,491
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (o)(q)		13,910,240	289,241
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,443,429
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (h)(o)		6,783,000	2,170,560
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		257,735	258,280
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	2,006,181
Series 2002-CP5 Class A1, 4.106% 12/15/35		158,055	161,236
Series 2004-C1:
Class A3, 4.321% 1/15/37		567,786	576,386
Class A4, 4.75% 1/15/37		884,000	904,751
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	1,016,916
Series 1998-C1:
Class D, 7.17% 5/17/40		368,181	373,705
Class H, 6% 5/17/40 (h)		130,000	11,386
Series 1999-C1 Class E, 7.8926% 9/15/41 (o)		882,035	882,035
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (o)(q)		5,442,384	70,415
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (h)(o)(q)		17,516,309	390,939
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		230,000	208,253
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	87,800
Class J, 4.231% 5/15/38 (h)		300,000	109,260
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (h)(o)(q)		12,258,479	34,399
Series 2006-C1 Class A3, 5.5483% 2/15/39 (o)		10,043,000	10,267,770
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (h)(o)		721,000	432,600
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (h)(o)		1,864,711	932,356
0.5019% 2/15/22 (h)(o)		665,993	233,098
Class F, 0.5519% 2/15/22 (h)(o)		1,331,815	426,181
Class L, 2.1319% 2/15/22 (h)(o)		100,000	12,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		164,304	167,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1:
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,785,539
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (o)(q)		37,268,901	483,650
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	305,235
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4919% 5/15/23 (h)(o)		450,000	413,130
Class D, 0.7019% 5/15/23 (h)(o)		170,000	147,712
Class F, 0.8319% 5/15/23 (h)(o)		140,000	113,670
Series 2006-HC1A:
Class A1, 0.4219% 5/15/23 (h)(o)		268,216	250,576
Class C, 0.6319% 5/15/23 (h)(o)		355,000	311,939
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	256,812
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		1,057,319	1,057,217
Series 1998-CG1 Class B4, 7.226% 6/10/31 (h)(o)		891,000	916,274
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (h)		770,000	752,517
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	651,998
Class G, 6.936% 3/15/33 (h)		1,252,000	1,149,741
Class H, 7.039% 3/15/33 (h)		63,000	51,301
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	317,528
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		625,000	531,250
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		436,232	447,535
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	9,841,194
Series 2001-1 Class X1, 1.0456% 5/15/33 (h)(o)(q)		19,489,948	195,958
Series 2001-3 Class C, 6.51% 6/10/38		287,000	283,605
Series 2002-1A Class H, 7.162% 12/10/35 (h)(o)		65,000	56,660
Series 2004-C1 Class X2, 1.1162% 11/10/38 (h)(o)(q)		11,959,468	108,335
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	288,846
Series 2007-C1 Class XP, 0.2074% 12/10/49 (o)(q)		39,432,402	268,456
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,486	$ 92,575
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,149,872
Class G, 6.75% 4/15/29 (o)		504,000	260,444
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	524,225
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		385,000	21,297
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		187,119	187,119
Class J, 6.974% 8/15/36 (h)		226,000	214,748
Class K, 6.974% 8/15/36 (h)		427,000	42,323
Series 2000-C1:
Class G, 7% 3/15/33 (h)		145,000	145,000
Class H, 7% 3/15/33 (h)		100,000	92,896
Class K, 7% 3/15/33		90,000	64,541
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	283,424
Series 2003-C3 Class X2, 0.6546% 12/10/38 (h)(o)(q)		12,937,743	64,153
Series 2005-C1 Class X2, 0.6812% 5/10/43 (o)(q)		8,706,653	102,067
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (h)(o)		715,000	386,467
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	475,965
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,225,412
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,988,097	2,065,033
Class A2, 5.597% 12/10/49		3,804,000	3,876,076
Series 2007-GG9:
Class A1, 5.233% 3/10/39		149,081	150,080
Class A4, 5.444% 3/10/39		5,530,000	5,253,540
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		97,000	90,226
Class J, 6.306% 1/11/35 (h)		760,000	698,840
Series 2003-C1 Class XP, 2.0344% 7/5/35 (h)(o)(q)		7,814,659	42,450
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	155,551
Class XP, 0.8642% 1/5/36 (h)(o)(q)		12,076,264	87,483
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (h)(o)(q)		36,584,053	525,003
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (o)		5,013,000	5,066,028
Class A4, 5.883% 7/10/38 (o)		9,540,000	9,457,820
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		$ 46,664,905	$ 514,481
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (h)(o)		96,000	68,429
Class D, 0.5084% 6/6/20 (h)(o)		453,000	252,683
Class E, 0.5984% 6/6/20 (h)(o)		526,000	292,088
Class F, 0.6684% 6/6/20 (h)(o)		835,001	459,501
Class J, 1.9784% 6/6/20 (h)(o)		250,000	10,075
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (h)(o)		1,994,000	1,694,900
Class D, 0.5984% 3/6/20 (h)(o)		4,004,000	3,363,360
Class F, 0.7084% 3/6/20 (h)(o)		164,000	136,530
Class G, 0.7484% 3/6/20 (h)(o)		81,000	66,623
Class H, 0.8784% 3/6/20 (h)(o)		60,000	49,200
Class J, 1.0784% 3/6/20 (h)(o)		86,000	69,015
Class L, 1.5334% 3/1/20 (h)(o)		400,000	305,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	605,750
Series 1997-GL Class G, 7.7695% 7/13/30 (o)		840,947	921,341
Series 1998-GLII Class G, 7.742% 4/13/31 (h)(o)		600,000	526,777
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	178,920
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (h)(o)(q)		37,320,375	571,927
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,371,630
Series 2006-RR2:
Class M, 5.6863% 6/1/46 (h)(o)		100,000	1,000
Class N, 5.6863% 6/1/46 (h)(o)		100,000	250
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,938,528
Series 2007-GG10:
Class A1, 5.69% 8/10/45		607,080	629,885
Class A2, 5.778% 8/10/45		13,561,000	14,097,130
Class A4, 5.8051% 8/10/45 (o)		20,420,000	18,194,046
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		201,000	180,330
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		208,396	170,884
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 193,009
Series 2004-C1 Class X2, 0.9676% 1/15/38 (h)(o)(q)		2,942,268	27,540
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (h)(o)(q)		4,136,691	32,937
Series 2009-IWST Class D, 7.443% 12/1/27 (h)		250,000	240,327
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5019% 4/16/19 (h)(o)		905,151	863,799
Series 2005-FL1A Class A2, 0.4119% 2/15/19 (h)(o)		420,261	391,342
Series 2006-FLA2:
Class A2, 0.3619% 11/15/18 (h)(o)		10,000,000	7,600,000
Class B, 0.4019% 11/15/18 (h)(o)		1,587,899	984,001
Class C, 0.4419% 11/15/18 (h)(o)		1,128,158	642,698
Class D, 0.4619% 11/15/18 (h)(o)		343,661	178,596
Class E, 0.5119% 11/15/18 (h)(o)		495,749	247,720
Class F, 0.5619% 11/15/18 (h)(o)		742,264	341,210
Class G, 0.5919% 11/15/18 (h)(o)		644,965	283,583
Class H, 0.7319% 11/15/18 (h)(o)		495,749	198,145
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (o)		5,657,000	5,758,876
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,930,461
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	6,152,248
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,201,881
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	921,699
Series 2007-CB19 Class A4, 5.746% 2/12/49 (o)		6,670,000	6,332,278
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (o)		5,340,000	5,559,231
Series 2007-LDP10 Class A1, 5.122% 1/15/49		159,552	163,276
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,777,037
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	107,304
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (o)		1,711,000	941,990
Series 2004-LN2 Class D, 5.2114% 7/15/41 (o)		420,000	293,969
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)		963,000	277,721
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,946,043
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	15,788,594
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,393
Series 2007-CB19:
Class B, 5.746% 2/12/49 (o)		165,000	55,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.746% 2/12/49 (o)		$ 424,000	$ 133,054
Class D, 5.746% 2/12/49 (o)		447,000	131,228
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	56,137
Class CS, 5.466% 1/15/49 (o)		157,000	15,747
Class ES, 5.5453% 1/15/49 (h)(o)		983,000	112,235
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,590,483
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	782,266
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		868,972	897,534
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		573,000	584,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		366,652	380,805
Series 2001-C3 Class A1, 6.058% 6/15/20		73,173	74,373
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	926,098
Class A4, 5.156% 2/15/31		722,000	738,515
Series 2006-C3 Class A1, 5.478% 3/15/39		109,621	111,072
Series 2006-C6:
Class A1, 5.23% 9/15/39		251,893	256,045
Class A2, 5.262% 9/15/39 (o)		11,694,000	12,017,571
Series 2006-C7:
Class A1, 5.279% 11/15/38		754,404	772,292
Class A2, 5.3% 11/15/38		2,092,000	2,154,862
Class A3, 5.347% 11/15/38		1,417,000	1,413,308
Class AM, 5.378% 11/15/38		160,000	137,392
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		244,252	249,839
Class A3, 5.398% 2/15/40		10,000,000	10,246,759
Class A4, 5.424% 2/15/40		5,434,000	5,029,658
Series 2007-C2:
Class A1, 5.226% 2/15/40		188,658	192,112
Class A3, 5.43% 2/15/40		3,967,000	3,697,080
Series 2007-C6 Class A2, 5.845% 7/15/40		9,969,939	10,366,572
Series 2000-C3 Class B, 7.95% 3/15/32		532,631	537,396
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,118
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,764,150
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,052,831
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	71,710
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (h)(o)(q)		$ 7,980,175	$ 18,297
Series 2003-C7 Class L, 5.0984% 7/15/37 (h)(o)		284,000	92,815
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	114,364
Class K, 5.252% 3/15/36 (h)(o)		500,000	121,819
Class XCP, 1.0507% 3/15/36 (h)(o)(q)		25,979,524	253,248
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		482,649	486,198
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (o)(q)		6,411,758	92,928
Series 2005-C5 Class A2, 4.885% 9/15/30		500,000	500,328
Series 2006-C4 Class AM, 5.9025% 6/15/38 (o)		160,000	139,086
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (o)(q)		10,810,515	211,217
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	1,117,615
Class D, 5.563% 2/15/40 (o)		760,000	189,494
Class E, 5.582% 2/15/40 (o)		381,000	83,114
Class XCP, 0.4741% 2/15/40 (o)(q)		4,345,108	59,612
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	2,198,067
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,920,834
Class XCP, 0.2983% 9/15/45 (o)(q)		153,050,259	1,730,019
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	552,380
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,732,400
Class C, 4.13% 11/20/37 (h)		8,205,000	6,810,150
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (h)(o)		608,683	437,219
Class E, 0.5219% 9/15/21 (h)(o)		2,196,145	1,519,132
Class F, 0.5719% 9/15/21 (h)(o)		1,143,094	677,572
Class G, 0.5919% 9/15/21 (h)(o)		2,258,211	1,003,507
Class H, 0.6319% 9/15/21 (h)(o)		582,579	202,530
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,578,747
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	105,516
Class I11, 7.72% 2/26/28 (h)		100,000	51,450
Class I12, 7.72% 2/26/28 (h)		100,000	45,390
Class I9, 7.72% 2/26/28 (h)		153,200	104,881
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	627,914
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1998-C3 Class E, 7.0618% 12/15/30 (o)		$ 173,000	$ 179,927
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	391,050
Class H, 6.778% 2/3/16 (h)		315,000	311,850
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		245,663	247,457
Series 2007-C1 Class A1, 4.533% 6/12/50		682,546	693,792
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	6,927
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)		3,122,000	3,181,606
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	506,898
Series 2006-C1:
Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,750,549
Class AM, 5.6564% 5/12/39 (o)		100,000	85,694
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	14,161
Series 2007-C1 Class A4, 5.8284% 6/12/50 (o)		7,199,517	6,649,649
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,728,627
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (o)		887,000	827,593
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	2,078,288
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,101,417
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,664,190
Series 2007-5:
Class A1, 4.275% 8/12/48		112,821	114,316
Class A3, 5.364% 8/12/48		11,417,000	11,170,643
Class A4, 5.378% 8/12/48		76,000	62,945
Class B, 5.479% 2/12/17		5,706,000	385,194
Series 2007-6:
Class A1, 5.175% 3/12/51		137,597	140,526
Class A4, 5.485% 3/12/51 (o)		14,650,000	12,410,126
Series 2007-7 Class A4, 5.747% 6/12/50 (o)		6,656,000	5,856,645
Series 2007-8 Class A1, 4.622% 8/12/49		483,187	493,723
Series 2006-2 Class A4, 5.9102% 6/12/46 (o)		16,407,000	16,944,923
Series 2006-4 Class XP, 0.6256% 12/12/49 (o)(q)		40,286,676	825,035
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	501,801
Series 2007-7 Class B, 5.75% 6/12/50		166,000	25,108
Series 2007-8 Class A3, 5.9573% 8/12/49 (o)		1,640,000	1,528,175
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (h)(o)		$ 38,581	$ 32,408
Series 2006-XLF:
Class C, 1.429% 7/15/19 (h)(o)		822,747	113,128
Class F, 0.549% 7/15/19 (h)(o)		1,830,000	1,317,600
Class G, 0.589% 7/15/19 (h)(o)		1,041,000	593,370
Class H, 0.6106% 7/15/19 (h)(o)		550,000	203,500
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (h)(o)		2,634,466	1,047,200
Series 2007-XLCA Class B, 0.7288% 7/17/17 (h)(o)		2,408,057	48,161
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (h)(o)		1,092,000	382,200
Class D, 0.419% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.479% 10/15/20 (h)(o)		834,661	125,199
Class F, 0.529% 10/15/20 (h)(o)		500,899	50,090
Class G, 0.4719% 10/15/20 (h)(o)		619,188	49,535
Class H, 0.659% 10/15/20 (h)(o)		389,758	19,488
Class J, 0.809% 10/15/20 (h)(o)		444,903	13,347
Class MHRO, 0.9219% 10/15/20 (h)(o)		605,197	77,163
Class MJPM, 1.2319% 10/15/20 (h)(o)		183,182	19,692
Class MSTR, 0.9319% 10/15/20 (h)(o)		343,918	54,167
Class NHRO, 1.119% 10/15/20 (h)(o)		918,469	107,920
Class NSTR, 1.079% 10/15/20 (h)(o)		315,384	43,365
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (h)(o)(q)		5,855,645	74,045
Series 2004-HQ3 Class A2, 4.05% 1/13/41		514,875	517,474
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		560,475	518,440
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,820,118
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		504,359	514,834
Class AM, 5.36% 11/12/41		570,000	498,926
Series 2006-HQ8 Class A1, 5.124% 3/12/44		8,175	8,178
Series 2006-T23 Class A1, 5.682% 8/12/41		1,407,106	1,449,118
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		432,419	443,317
Class A31, 5.439% 2/12/44 (o)		964,000	964,194
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		452,878	465,144
Class A4, 5.364% 3/15/44		10,000,000	9,163,912
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,103,501	1,134,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25:
Class A1, 5.391% 11/12/49		$ 295,842	$ 305,241
Class A2, 5.507% 11/12/49		3,425,000	3,566,485
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		12,306,129	127,717
Series 2004-IQ7 Class E, 5.4019% 6/15/38 (h)(o)		120,000	51,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	208,600
Series 2005-HQ7:
Class E, 5.2072% 11/14/42 (o)		75,000	42,938
Class F, 5.2072% 11/14/42 (o)		305,000	115,900
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (h)(o)(q)		22,352,229	421,027
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (h)(o)(q)		10,227,921	139,919
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (o)		2,950,000	3,037,698
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	1,143,315
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (o)		3,157,000	3,307,737
Class A4, 5.7711% 10/15/42 (o)		570,000	592,651
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	737,025
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)		972,000	1,014,006
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,224,040
Series 2007-HQ12:
Class A2, 5.6315% 4/12/49 (o)		12,880,000	13,013,072
Series A1, 5.519% 4/12/49 (o)		777,684	809,247
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,518,849
Class B, 5.7311% 4/15/49 (o)		469,000	150,080
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (h)(o)		3,245,642	170,396
Class D, 0.929% 7/17/17 (h)(o)		1,526,121	80,121
Class E, 1.029% 7/17/17 (h)(o)		1,239,655	65,082
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		32,432	33,389
Series 2000-PRIN Class C, 7.9622% 2/23/34 (o)		466,000	496,606
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	196,040
Series 2003-TOP9 Class E, 5.7413% 11/13/36 (h)(o)		78,000	45,221
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		457,862	424,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		$ 708,495	$ 752,953
Class G, 5% 8/20/30 (h)		361,875	358,371
Class J, 5% 8/20/30 (h)		195,000	161,850
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		460,858	398,201
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		241,669	241,379
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	63,039
Class G, 4.456% 9/12/38 (h)	CAD	54,000	30,147
Class H, 4.456% 9/12/38 (h)	CAD	36,000	19,058
Class J, 4.456% 9/12/38 (h)	CAD	36,000	18,015
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,008
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,931
Class M, 4.456% 9/12/38 (h)	CAD	128,859	28,513
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	74,868
Class G, 4.57% 4/12/23	CAD	42,000	23,654
Class H, 4.57% 4/12/23	CAD	42,000	22,435
Class J, 4.57% 4/12/23	CAD	42,000	21,294
Class K, 4.57% 4/12/23	CAD	21,000	10,112
Class L, 4.57% 4/12/23	CAD	63,000	28,833
Class M, 4.57% 4/12/23	CAD	185,000	37,026
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		2,817,995	2,851,677
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	127,441
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		192,000	168,960
Class F6, 6.5% 2/18/34 (h)(o)		43,000	35,260
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		252,601	265,158
Class F, 7.3% 10/12/34 (h)		473,000	476,586
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,669,157
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8069% 7/15/24 (h)(o)		110,000	19,750
Class G, 0.8069% 7/15/24 (h)(o)		200,000	33,378
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (h)(o)		$ 1,276,330	$ 1,273,450
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (h)(o)		1,770,598	837,422
Class F, 0.5731% 8/11/18 (h)(o)		1,877,987	805,741
Class G, 0.5931% 8/11/18 (h)(o)		1,779,101	732,160
Class J, 0.8331% 8/11/18 (h)(o)		395,545	99,751
Series 2007-ESH Class A1, 0.6819% 6/15/19 (h)(o)		174,846	157,361
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (h)(o)		140,220	56,088
Class AP2, 1.0319% 6/15/20 (h)(o)		235,007	70,502
Class F, 0.7119% 6/15/20 (h)(o)		4,565,501	821,790
Class LXR1, 0.9319% 6/15/20 (h)(o)		233,916	93,566
Class LXR2, 1.0319% 6/15/20 (h)(o)		3,111,858	933,558
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		578,895	584,553
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		3,611,922	3,650,397
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,358,275
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,756,074
Series 2006-C29:
Class A1, 5.11% 11/15/48		911,167	929,406
Class A3, 5.313% 11/15/48		5,051,000	5,146,465
Series 2007-C30:
Class A1, 5.031% 12/15/43		221,928	225,984
Class A3, 5.246% 12/15/43		1,633,000	1,612,391
Class A4, 5.305% 12/15/43		8,604,000	8,095,443
Class A5, 5.342% 12/15/43		2,036,000	1,692,714
Series 2007-C31:
Class A1, 5.14% 4/15/47		227,942	232,109
Class A4, 5.509% 4/15/47		4,299,000	3,662,172
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (o)		15,568,000	16,104,649
Class A3, 5.7403% 6/15/49 (o)		3,229,000	2,877,961
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)		903,000	666,780
Series 2003-C8 Class XP, 0.3153% 11/15/35 (h)(o)(q)		5,617,047	16,116
Series 2003-C9 Class XP, 0.4734% 12/15/35 (h)(o)(q)		6,281,686	24,164
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	221,521
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class C, 5.21% 8/15/41		$ 170,000	$ 139,330
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)		1,464,000	1,244,400
Class 180B, 5.5782% 10/15/41 (h)(o)		666,000	532,800
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,116,173
Series 2005-C22:
Class B, 5.3602% 12/15/44 (o)		4,218,000	1,985,833
Class F, 5.3602% 12/15/44 (h)(o)		3,171,000	718,241
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	7,799,444
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	403,206
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,418,059
Class C, 5.483% 12/15/43 (o)		5,706,000	1,250,563
Class D, 5.513% 12/15/43 (o)		3,044,000	535,541
Class XP, 0.434% 12/15/43 (h)(o)(q)		22,614,303	328,464
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)		522,000	98,968
Series 2007-C32:
Class D, 5.7403% 6/15/49 (o)		1,431,000	247,401
Class E, 5.7403% 6/15/49 (o)		2,252,000	349,435
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (o)		1,259,000	1,053,116
Series 2007-C33 Class B, 5.9013% 2/15/51 (o)		3,198,000	892,718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $730,809,218)			803,438,019
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,478,032
7.55% 4/1/39		8,400,000	8,207,304
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,966,892
TOTAL MUNICIPAL SECURITIES (Cost $20,981,747)			20,652,228
Foreign Government and Government Agency Obligations - 1.6%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,018,617	$ 2,622,147
par 2.5% 12/31/38 (f)		2,960,000	950,160
7% 3/28/11		30,740,000	29,186,776
7% 9/12/13		22,165,000	17,992,439
Bahamian Republic 6.95% 11/20/29 (h)		805,000	800,975
Barbados Government 7.25% 12/15/21 (h)		742,000	753,130
Brazilian Federative Republic:
6% 9/15/13		266,667	276,667
8.25% 1/20/34		410,000	514,550
8.75% 2/4/25		545,000	705,775
12.25% 3/6/30		685,000	1,171,350
Cayman Island Government 5.95% 11/24/19 (h)		775,000	753,688
Chilean Republic 7.125% 1/11/12		3,045,000	3,337,807
Colombian Republic:
7.375% 9/18/37		2,130,000	2,332,350
11.75% 2/25/20		325,000	471,250
Congo Republic 3% 6/30/29 (f)		2,930,750	1,538,644
Croatia Republic 6.75% 11/5/19 (h)		1,755,000	1,819,953
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		405,000	421,200
8.25% 10/24/12 (h)		1,400,000	1,503,320
Dominican Republic:
1.2888% 8/30/24 (o)		1,100,000	830,500
9.04% 1/23/18 (h)		1,776,087	1,935,935
9.5% 9/27/11 (Reg. S)		1,888,297	1,949,667
Ecuador Republic 5% 2/28/25		218,000	117,720
El Salvador Republic:
7.375% 12/1/19 (h)		595,000	636,650
7.65% 6/15/35 (Reg. S)		1,265,000	1,290,300
7.75% 1/24/23 (Reg. S)		870,000	952,650
8.25% 4/10/32 (Reg. S)		375,000	403,125
Gabonese Republic 8.2% 12/12/17 (h)		1,760,000	1,887,600
Georgia Republic 7.5% 4/15/13		1,770,000	1,823,100
Ghana Republic 8.5% 10/4/17 (h)		2,150,000	2,246,750
Hungarian Republic 6.25% 1/29/20		795,000	808,913
Indonesian Republic:
5.875% 3/13/20 (h)		2,015,000	2,093,182
6.625% 2/17/37 (h)		1,475,000	1,489,750
6.875% 3/9/17 (h)		950,000	1,052,125
6.875% 1/17/18 (h)		1,510,000	1,679,875
7.5% 1/15/16 (h)		485,000	557,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
7.75% 1/17/38 (h)		$ 1,870,000	$ 2,103,750
8.5% 10/12/35 (Reg. S)		1,360,000	1,645,600
11.625% 3/4/19 (h)		1,720,000	2,476,800
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,660,000	3,165,900
Lithuanian Republic:
6.75% 1/15/15 (h)		1,815,000	1,910,288
7.375% 2/11/20 (h)		405,000	417,150
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	646,800
Peruvian Republic 7.35% 7/21/25		1,310,000	1,526,150
Philippine Republic:
6.5% 1/20/20		805,000	862,397
9.5% 2/2/30		565,000	731,675
10.625% 3/16/25		520,000	720,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	2,896,188
Republic of Serbia 6.75% 11/1/24 (h)		5,215,000	5,045,513
Russian Federation:
7.5% 3/31/30 (Reg. S)		14,397,980	16,341,707
12.75% 6/24/28 (Reg. S)		1,800,000	3,114,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,643,576
6.75% 5/30/40		805,000	785,922
6.875% 3/17/36		3,285,000	3,293,213
7% 9/26/16		965,000	1,062,755
7.25% 3/5/38		1,400,000	1,457,820
7.375% 2/5/25		4,690,000	5,135,550
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		5,690,000	5,576,200
Ukraine Government:
6.385% 6/26/12 (h)		2,015,000	1,919,288
6.75% 11/14/17 (h)		2,295,000	1,956,488
United Mexican States:
7.5% 4/8/33		425,000	494,063
8.3% 8/15/31		420,000	529,200
Uruguay Republic:
6.875% 9/28/25		585,000	608,400
8% 11/18/22		2,566,902	2,964,772
Venezuelan Republic:
1.2489% 4/20/11 (Reg. S) (o)		9,055,000	8,285,325
5.375% 8/7/10 (Reg. S)		1,535,000	1,515,813
7% 3/31/38		815,000	460,475
8.5% 10/8/14		1,360,000	1,139,000
9% 5/7/23 (Reg. S)		3,590,000	2,530,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9.25% 9/15/27		$ 2,570,000	$ 1,921,075
9.375% 1/13/34		985,000	694,425
10.75% 9/19/13		5,830,000	5,465,625
13.625% 8/15/18		4,038,000	3,896,670
Vietnamese Socialist Republic:
4% 3/12/28 (f)		2,915,000	2,302,850
6.75% 1/29/20 (h)		1,900,000	1,895,250
6.875% 1/15/16 (h)		655,000	694,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $176,443,231)			190,740,896
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,006
Eurasian Development Bank 7.375% 9/29/14 (h)		1,425,000	1,503,375
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,668,445)			1,760,381
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (a)	29,238	869,831
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(h)	1,517	15
TOTAL COMMON STOCKS (Cost $964,869)		869,846
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,295,129
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,295,129
Floating Rate Loans - 0.6%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (o)	$ 4,027,366	$ 3,554,151
Tranche C, term loan 2.1675% 12/27/15 (o)	2,458,249	2,144,822
		5,698,973
Automobiles - 0.1%
Ford Motor Co. term loan 3.2588% 12/15/13 (o)	7,803,626	7,296,391
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7364% 7/24/14 (o)	1,764,348	1,634,228
Tranche DD, term loan 2.73% 7/24/14 (o)	209,942	194,459
		1,828,687
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (o)	772,313	687,359
Tranche B, term loan 2.01% 5/23/14 (o)	3,759,176	3,345,667
		4,033,026
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (o)	4,033,801	3,766,360
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,763,669
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (o)	3,845,000	3,316,313
		10,846,342
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4788% 4/4/14 (o)	240,000	222,000
TOTAL CONSUMER DISCRETIONARY		29,925,419
FINANCIALS - 0.0%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14 (o)	3,890,000	3,948,350
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8788% 1/29/16 (o)	2,115,000	1,649,700
TOTAL FINANCIALS		5,598,050
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4788% 4/10/14 (o)	$ 2,487,407	$ 2,269,759
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (o)	4,193,320	3,553,839
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (o)	2,716,513	2,207,167
		5,761,006
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (o)	2,335,000	2,183,225
TOTAL INDUSTRIALS		7,944,231
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 2.9804% 9/24/14 (o)	910,344	796,551
Tranche B2, term loan 2.9988% 9/24/14 (o)	840,700	734,561
Tranche B3, term loan 2.9988% 9/24/14 (o)	2,850,420	2,486,991
		4,018,103
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (o)	1,777,638	1,644,315
TOTAL INFORMATION TECHNOLOGY		5,662,418
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 2/25/16 (o)	2,065,000	2,057,256
Tranche 2LN, term loan 10% 9/26/16 (o)	2,065,000	2,034,025
		4,091,281
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.7284% 7/3/15 (o)	$ 3,685,000	$ 3,606,878
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (o)	2,425,000	2,231,000
		5,837,878
UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7287% 10/10/14 (o)	945,165	760,858
Tranche B3, term loan 3.7287% 10/10/14 (o)	5,277,513	4,248,398
		5,009,256
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2288% 3/30/12 (o)	789,624	714,610
term loan 3.2506% 3/30/14 (o)	5,326,535	4,820,514
		5,535,124
TOTAL UTILITIES		10,544,380
TOTAL FLOATING RATE LOANS (Cost $65,646,581)		71,873,416
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.3125% 12/14/19 (o) (Cost $1,341,874)	1,828,711	1,590,979
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (o) (Cost $823,674)	978,000	948,660
Fixed-Income Funds - 18.9%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (p)	4,640,277	$ 490,755,690
Fidelity Floating Rate Central Fund (p)	5,600,893	529,508,434
Fidelity Mortgage Backed Securities Central Fund (p)	12,193,421	1,259,336,525
TOTAL FIXED-INCOME FUNDS (Cost $2,151,521,411)		2,279,600,649
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	4,540,594
Net Servicos de Comunicacao SA 9.25% (h)	3,458,000	3,502,172
		8,042,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,218,000	4,253,204
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	833,934
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,959,566
		4,793,500
TOTAL PREFERRED SECURITIES (Cost $14,920,175)		17,089,470
Cash Equivalents - 8.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	$ 1,010,322,987	$ 1,010,313,000
(Collateralized by U.S. Government Obligations) # (b)	39,092,391	39,092,000
TOTAL CASH EQUIVALENTS (Cost $1,049,405,000)		1,049,405,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $12,274,180,136)		12,874,198,419
NET OTHER ASSETS - (6.4)%		(776,074,890)
NET ASSETS - 100%		$ 12,098,123,529
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	$ 3,393,186	(3,257,459)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	3,902,164	(3,746,078)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,375,230	(2,280,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)

	Sept. 2037	$ 6,107,735	$ (5,863,425)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,205,571	(2,117,348)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)	August 2034	28,660	(21,463)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	34,495	(21,796)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(726)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,942)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)	Sept. 2034	38,535	(36,398)
TOTAL CREDIT DEFAULT SWAPS		$ 18,098,163	$ (17,351,856)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 13,056
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	145,260
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(79,955))	July 2014	1,135,000	128,986
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	13,514,956
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,969,885
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,740,550
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,460,588
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,214,433
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,314,690
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,253,370
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,458,924
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,734,180
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,684,200
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 66,633,078
		$ 938,027,163	$ 49,281,222
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,835,164 or 8.2% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,637,664 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,807,014.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,297 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,010,313,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 676,161,251
HSBC Securities (USA), Inc.	97,325,752
ING Financial Markets LLC	9,732,575
J.P. Morgan Securities, Inc.	64,883,835
Mizuho Securities USA, Inc.	145,988,628
RBC Capital Markets Corp.	16,220,959
$ 1,010,313,000
$39,092,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 39,092,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 21,221,859
Fidelity Floating Rate Central Fund	11,396,056
Fidelity Mortgage Backed Securities Central Fund	30,529,780
Total	$ 63,147,695
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 350,503,094	$ 490,755,690	20.4%
Fidelity Floating Rate Central Fund	578,953,113	11,395,848	99,963,018	529,508,434	19.3%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	30,529,105	300,164,349	1,259,336,525	16.0%
Total	$ 2,896,022,237	$ 41,924,953	$ 750,630,461	$ 2,279,600,649
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 869,831	$ 869,831	$ -	$ -
Financials	15	-	-	15
Utilities	1,295,129	-	1,295,129	-
Corporate Bonds	3,167,026,890	-	3,166,625,759	401,131
U.S. Government and Government Agency Obligations	3,394,468,028	-	3,394,468,028	-
U.S. Government Agency - Mortgage Securities	1,335,898,187	-	1,335,898,187	-
Asset-Backed Securities	319,455,758	-	297,959,210	21,496,548
Collateralized Mortgage Obligations	218,084,883	-	209,879,640	8,205,243
Commercial Mortgage Securities	803,438,019	-	755,260,838	48,177,181
Municipal Securities	20,652,228	-	20,652,228	-
Foreign Government and Government Agency Obligations	190,740,896	-	190,623,176	117,720
Supranational Obligations	1,760,381	-	1,760,381	-
Floating Rate Loans	71,873,416	-	71,873,416	-
Sovereign Loan Participations	1,590,979	-	1,590,979	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 948,660	$ -	$ 948,660	$ -
Fixed-Income Funds	2,279,600,649	2,279,600,649	-	-
Preferred Securities	17,089,470	-	17,089,470	-
Cash Equivalents	1,049,405,000	-	1,049,405,000	-
Total Investments in Securities:	$ 12,874,198,419	$ 2,280,470,480	$ 10,515,330,101	$ 78,397,838
Derivative Instruments:
Assets
Swap Agreements	$ 66,633,078	$ -	$ 66,633,078	$ -
Liabilities
Swap Agreements	$ (17,351,856)	$ -	$ (43,258)	$ (17,308,598)
Total Derivative Instruments:	$ 49,281,222	$ -	$ 66,589,820	$ (17,308,598)
Other Financial Instruments:
Forward Commitments	$ 528,110	$ -	$ 528,110	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,536,258
Total Unrealized Gain (Loss)	24,124,546
Cost of Purchases	1,714,784
Proceeds of Sales	(10,674,398)
Amortization/Accretion	1,808,820
Transfers in/out of Level 3	(38,809,844)
Ending Balance	$ 78,397,838
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 8,562,490
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	3,059,276
Transfers in/out of Level 3	(20,322,464)
Ending Balance	$ (17,308,598)
Realized gain (loss) on Swap Agreements for the period	$ (2,287,033)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 3,058,122

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (17,351,856)
Interest Rate Risk
Swap Agreements (a)	66,633,078	-
Total Value of Derivatives	$ 66,633,078	$ (17,351,856)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $38,205,922 and repurchase agreements of $1,049,405,000) - See accompanying schedule: Unaffiliated issuers (cost $10,122,658,725)	$ 10,594,597,770
Fidelity Central Funds (cost $2,151,521,411)	2,279,600,649
Total Investments (cost $12,274,180,136)		$ 12,874,198,419
Commitment to sell securities on a delayed delivery basis	(180,761,179)
Receivable for securities sold on a delayed delivery basis	181,289,289	528,110
Receivable for investments sold, regular delivery		52,687,091
Cash		6,572,520
Receivable for swap agreements		2,545
Receivable for fund shares sold		25,405,898
Interest receivable		78,255,177
Distributions receivable from Fidelity Central Funds		8,543,512
Unrealized appreciation on swap agreements		66,633,078
Receivable from investment adviser for expense reductions		290
Other receivables		31,991
Total assets		13,112,858,631

Liabilities
Payable for investments purchased Regular delivery	$ 419,553,627
Delayed delivery	453,993,104
Payable for swap agreements	162,275
Payable for fund shares redeemed	78,445,343
Distributions payable	1,323,455
Unrealized depreciation on swap agreements	17,351,856
Accrued management fee	3,234,896
Distribution fees payable	113,175
Other affiliated payables	1,423,423
Other payables and accrued expenses	41,448
Collateral on securities loaned, at value	39,092,500
Total liabilities		1,014,735,102

Net Assets		$ 12,098,123,529
Net Assets consist of:
Paid in capital		$ 11,785,256,330
Undistributed net investment income		65,841,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(404,490,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		651,515,924
Net Assets		$ 12,098,123,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,521,296 ÷ 12,674,326 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class T: Net Asset Value and redemption price per share ($56,440,610 ÷ 5,322,966 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class B: Net Asset Value and offering price per share ($10,342,147 ÷ 974,160 shares) A	$ 10.62

Class C: Net Asset Value and offering price per share ($81,639,600 ÷ 7,692,353 shares) A	$ 10.61

Total Bond: Net Asset Value, offering price and redemption price per share ($11,049,934,132 ÷ 1,041,212,423 shares)	$ 10.61

Class F: Net Asset Value, offering price and redemption price per share ($109,526,775 ÷ 10,321,720 shares)	$ 10.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($655,718,969 ÷ 61,861,488 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Dividends		$ 717,598
Interest		249,932,795
Income from Fidelity Central Funds		63,147,695
Total income		313,798,088

Expenses
Management fee	$ 19,663,289
Transfer agent fees	6,561,001
Distribution fees	605,907
Fund wide operations fee	2,084,376
Independent trustees' compensation	20,876
Interest	8,315
Miscellaneous	24,147
Total expenses before reductions	28,967,911
Expense reductions	(23,978)	28,943,933
Net investment income		284,854,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,853,552
Fidelity Central Funds	26,596,980
Swap agreements	17,096,035
Total net realized gain (loss)		150,546,567
Change in net unrealized appreciation (depreciation) on: Investment securities	281,225,206
Assets and liabilities in foreign currencies	2,405
Swap agreements	(1,696,109)
Delayed delivery commitments	2,190,082
Total change in net unrealized appreciation (depreciation)		281,721,584
Net gain (loss)		432,268,151
Net increase (decrease) in net assets resulting from operations		$ 717,122,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 284,854,155	$ 552,729,690
Net realized gain (loss)	150,546,567	(524,000,402)
Change in net unrealized appreciation (depreciation)	281,721,584	750,351,058
Net increase (decrease) in net assets resulting from operations	717,122,306	779,080,346
Distributions to shareholders from net investment income	(279,457,939)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(319,900,986)	(574,929,700)
Share transactions - net increase (decrease)	(269,345,329)	684,114,730
Total increase (decrease) in net assets	127,875,991	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $65,841,985 and undistributed net investment income of $60,445,769, respectively)	$ 12,098,123,529	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.223	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.360	.231	(.189)	(.141)	.105	(.294)	.183
Total from investment operations	.583	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.219)	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.253)	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.71%	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	4.29% A	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,521	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment income E	.221	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.360	.233	(.191)	(.143)	.105	(.296)	.173
Total from investment operations	.581	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.217)	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.251)	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.60	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B, C, D	5.70%	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.83% A	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.83% A	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	4.25% A	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,441	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.184	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.370	.233	(.190)	(.145)	.104	(.296)	.182
Total from investment operations	.554	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.180)	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.214)	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.62	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.42%	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	3.54% A	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,342	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.186	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.360	.232	(.189)	(.145)	.105	(.293)	.181
Total from investment operations	.546	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.182)	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.216)	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.34%	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	3.57% A	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,640	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.242	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.359	.232	(.189)	(.143)	.105	(.290)	.182
Total from investment operations	.601	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.237)	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.271)	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	5.89%	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	4.63% A	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,049,934	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28,	Period ended August 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.242	.100
Net realized and unrealized gain (loss)	.374	.359
Total from investment operations	.616	.459
Distributions from net investment income	(.242)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.276)	(.079)
Net asset value, end of period	$ 10.61	$ 10.27
Total Return B, C	6.05%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	4.73% A	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,527	$ 329
Portfolio turnover rate F	115% A	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.239	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.368	.224	(.186)	(.134)	.105	(.294)	.182
Total from investment operations	.607	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.233)	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.267)	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.60	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B, C	5.97%	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.52% A	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	4.56% A	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,719	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed-Income Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 508,428,186
Gross unrealized depreciation	(126,446,884)
Net unrealized appreciation (depreciation)	$ 381,981,302

Tax cost	$ 12,492,217,117

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

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4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $18,098,163 representing .15% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(17,351,856). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $8,807,014. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $18,098,163, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (2,286,758)	$ 2,508,127
Interest Rate Risk
Swap Agreements	19,382,793	(4,204,236)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 17,096,035	$ (1,696,109)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $17,096,035 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,696,109) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,094,103,429 and $2,072,248,021, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 155,511	$ 1,482
Class T	0%	.25%	64,502	-
Class B	.65%	.25%	44,780	32,482
Class C	.75%	.25%	341,114	84,623
			$ 605,907	$ 118,587

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,669
Class T	4,925
Class B*	8,594
Class C*	3,849
$ 34,037

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,456.19
Class T	58,310.23
Class B	14,561.30
Class C	50,630.15
Total Bond	5,692,983.10
Institutional Class	628,061.17
	$ 6,561,001

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,147 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements - continued

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $66,146.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 290

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $23,688.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net investment income
Class A	$ 2,595,098	$ 3,847,702
Class T	1,064,143	1,872,372
Class B	169,985	334,350
Class C	1,175,083	1,445,182
Total Bond	256,539,732	454,620,480
Class F	1,512,044	2,418
Institutional Class	16,401,854	41,289,271
Total	$ 279,457,939	$ 503,411,775

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11. Distributions to Shareholders - continued

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class A
Shares sold	4,083,079	5,984,791	$ 42,897,226	$ 57,444,987
Reinvestment of distributions	255,525	406,888	2,691,684	3,861,183
Shares redeemed	(2,173,213)	(3,902,315)	(22,880,769)	(36,894,839)
Net increase (decrease)	2,165,391	2,489,364	$ 22,708,141	$ 24,411,331
Class T
Shares sold	1,393,527	2,362,273	$ 14,681,933	$ 22,525,326
Reinvestment of distributions	109,084	212,303	1,147,971	2,007,899
Shares redeemed	(863,615)	(1,724,975)	(9,079,896)	(16,315,286)
Net increase (decrease)	638,996	849,601	$ 6,750,008	$ 8,217,939
Class B
Shares sold	260,927	554,201	$ 2,743,369	$ 5,314,152
Reinvestment of distributions	14,338	28,612	151,072	270,597
Shares redeemed	(181,851)	(659,643)	(1,915,071)	(6,193,443)
Net increase (decrease)	93,414	(76,830)	$ 979,370	$ (608,694)

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class C
Shares sold	2,757,521	4,153,350	$ 29,037,010	$ 39,736,399
Reinvestment of distributions	117,084	152,104	1,233,256	1,446,118
Shares redeemed	(627,538)	(1,718,977)	(6,606,629)	(16,256,813)
Net increase (decrease)	2,247,067	2,586,477	$ 23,663,637	$ 24,925,704
Total Bond
Shares sold	215,574,036	373,151,213	$ 2,267,207,885	$ 3,605,197,725
Reinvestment of distributions	26,962,478	53,605,881	283,996,344	507,857,810
Shares redeemed	(258,556,012)	(360,364,229)	(2,727,482,230)	(3,408,960,293)
Net increase (decrease)	(16,019,498)	66,392,865	$ (176,278,001)	$ 704,095,242
Class F
Shares sold	15,559,999	33,569	$ 163,979,330	$ 332,941
Reinvestment of distributions	174,414	236	1,840,120	2,418
Shares redeemed	(5,444,715)	(1,783)	(57,615,181)	(18,285)
Net increase (decrease)	10,289,698	32,022	$ 108,204,269	$ 317,074
Institutional Class
Shares sold	3,859,714	13,719,215	$ 40,507,284	$ 128,522,571
Reinvestment of distributions	1,755,410	4,940,454	18,465,212	46,673,580
Shares redeemed	(29,979,081)	(26,671,015)	(314,345,249)	(252,440,017)
Net increase (decrease)	(24,363,957)	(8,011,346)	$ (255,372,753)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TBD-USAN-0410
1.789737.106

Fidelity

Total Bond

Fund -
Class F

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.79%
Actual		$ 1,000.00	$ 1,057.10	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.83%
Actual		$ 1,000.00	$ 1,057.00	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,054.20	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Total Bond	.45%
Actual		$ 1,000.00	$ 1,058.90	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,060.50	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,059.70	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations †† 51.9%	U.S. Government and U.S. Government Agency Obligations †† 49.8%
AAA 7.9%	AAA 6.8%
AA 3.9%	AA 3.2%
A 8.5%	A 10.1%
BBB 12.4%	BBB 15.3%
BB and Below 13.9%	BB and Below 15.3%
Not Rated 0.9%	Not Rated 0.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets † (1.2)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.0	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.8	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 30.1%		Corporate Bonds 34.8%
	U.S. Government and U.S. Government Agency Obligations †† 51.9%		U.S. Government and U.S. Government Agency Obligations †† 49.8%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 7.9%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 6.2%		Other Investments 6.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets † (1.2)%
* Foreign investments	8.4%	** Foreign investments	9.0%
* Futures and Swaps	8.2%	** Futures and Swaps	8.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Corporate Bonds - 26.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,543,000	$ 1,343,490
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	255,488
Inland Real Estate Corp. 4.625% 11/15/26		83,000	79,680
			335,168
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	268,313
TOTAL FINANCIALS			603,481
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	606,000
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,388,888
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		1,102,000	1,015,273
TOTAL INFORMATION TECHNOLOGY			3,404,161
TOTAL CONVERTIBLE BONDS			5,957,132
Nonconvertible Bonds - 26.1%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,957,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,928,971
5.875% 3/15/11		2,077,000	2,163,316
Tenneco, Inc. 8.625% 11/15/14		2,735,000	2,693,975
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,850,000	3,049,500
			16,793,262
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		$ 1,990,000	$ 1,999,950
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(o)		2,935,000	2,993,700
			4,993,650
Hotels, Restaurants & Leisure - 0.5%
American Casino & Entertainment Properties LLC 11% 6/15/14		970,000	851,175
Carrols Corp. 9% 1/15/13		85,000	86,063
Chukchansi Economic Development Authority 8% 11/15/13 (h)		765,000	619,650
Host Marriott LP:
6.375% 3/15/15		250,000	242,500
7.125% 11/1/13		5,360,000	5,386,800
ITT Corp. 7.375% 11/15/15		1,130,000	1,169,550
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,538,241
MGM Mirage, Inc.:
5.875% 2/27/14		980,000	818,300
7.5% 6/1/16		1,950,000	1,560,000
7.625% 1/15/17		975,000	765,375
10.375% 5/15/14 (h)		1,370,000	1,452,200
11.125% 11/15/17 (h)		975,000	1,053,000
11.375% 3/1/18 (h)		975,000	904,313
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	478,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	441,750
11.875% 7/15/15		1,450,000	1,638,500
yankee:
7% 6/15/13		3,000,000	2,977,500
7.25% 6/15/16		5,365,000	5,230,875
7.5% 10/15/27		2,025,000	1,736,438
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,145,000
9.25% 6/15/19		1,845,000	1,955,700
9.25% 6/15/19 (h)		1,800,000	1,908,000
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (h)(o)		3,010,000	2,678,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,193,750
7.25% 5/1/12		2,340,000	2,281,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (h)(o)		$ 140,000	$ 95,200
9.125% 2/1/15 (h)		1,100,000	759,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19		1,055,000	1,052,363
7.875% 10/15/14		1,350,000	1,441,125
Times Square Hotel Trust 8.528% 8/1/26 (h)		106,902	105,469
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,935,175
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)		1,210,000	1,219,075
10.875% 11/15/16 (h)		1,045,000	1,077,604
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		3,510,000	3,369,600
6.625% 12/1/14		5,325,000	5,112,000
			59,280,491
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		710,000	718,520
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,374,372
5.875% 1/15/36		13,274,000	11,670,753
6.375% 6/15/14		6,250,000	6,805,450
Lennar Corp. 12.25% 6/1/17		1,610,000	1,927,975
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,200,113
Standard Pacific Corp.:
7% 8/15/15		1,050,000	934,500
10.75% 9/15/16		2,370,000	2,476,650
			32,108,333
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,585,000	1,664,250
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 9.75% 3/1/18 (h)(j)		1,685,000	1,651,300
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	1,990,836
6.875% 5/1/12		2,441,000	2,693,238
7.625% 4/15/31		500,000	582,560
Belo Corp. 8% 11/15/16		1,665,000	1,719,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 700,000	$ 760,340
Cablevision Systems Corp. 8.625% 9/15/17 (h)		2,915,000	3,024,313
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(o)		2,195,000	2,293,775
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (h)		3,930,000	3,930,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (h)		1,694,103	2,003,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)(o)		3,865,000	4,019,600
8.375% 4/30/14 (h)(o)		2,220,000	2,253,300
Clear Channel Communications, Inc.:
5.5% 9/15/14		4,395,000	2,615,025
6.25% 3/15/11		985,000	935,750
10.75% 8/1/16		590,000	454,300
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (h)		555,000	566,100
Series B 9.25% 12/15/17 (h)		2,945,000	3,025,988
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	536,317
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,956,742
5.5% 3/15/11		382,000	399,075
5.7% 5/15/18		11,968,000	12,712,625
6.4% 3/1/40		4,490,000	4,568,458
6.45% 3/15/37		4,348,000	4,460,644
6.55% 7/1/39		9,000,000	9,397,260
COX Communications, Inc.:
4.625% 6/1/13		4,467,000	4,736,463
6.25% 6/1/18 (h)		765,000	824,072
CSC Holdings, Inc.:
8.5% 4/15/14 (h)		2,105,000	2,210,250
8.5% 6/15/15 (h)		2,340,000	2,457,000
8.625% 2/15/19 (h)		860,000	935,250
EchoStar Communications Corp.:
7.125% 2/1/16		1,345,000	1,345,000
7.75% 5/31/15		1,810,000	1,864,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		$ 1,310,000	$ 1,270,700
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,066,250
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,386,700
8.25% 2/1/30		245,000	220,500
Net Servicos de Comunicacao SA 7.5% 1/27/20 (h)		1,500,000	1,530,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	199,651
News America, Inc.:
4.75% 3/15/10		244,000	244,103
5.3% 12/15/14		876,000	963,633
6.15% 3/1/37		2,970,000	2,973,911
6.2% 12/15/34		5,330,000	5,369,836
6.65% 11/15/37		11,762,000	12,468,567
6.9% 3/1/19		2,816,000	3,234,832
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	5,838,238
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,477,983
11.625% 2/1/14		2,325,000	2,604,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,021,920
7.75% 3/15/16		2,485,000	2,478,788
Time Warner Cable, Inc.:
5% 2/1/20		11,363,000	11,254,904
5.4% 7/2/12		2,444,000	2,622,612
5.85% 5/1/17		2,607,000	2,803,234
6.2% 7/1/13		2,324,000	2,571,655
6.75% 7/1/18		13,473,000	15,068,594
Time Warner, Inc. 6.5% 11/15/36		11,565,000	12,248,688
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (h)(o)		6,465,000	5,410,397
Univision Communications, Inc. 12% 7/1/14 (h)		1,955,000	2,121,175
UPC Holding BV 9.875% 4/15/18 (h)		555,000	574,425
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,649,407
6.25% 4/30/16		5,600,000	6,257,759
6.75% 10/5/37		1,460,000	1,533,501
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Videotron Ltd.:
9.125% 4/15/18 (h)		$ 1,680,000	$ 1,822,800
9.125% 4/15/18		1,630,000	1,768,550
Visant Holding Corp. 8.75% 12/1/13		450,000	456,750
			210,155,022
Multiline Retail - 0.1%
Matahari International Finance Co. BV 10.75% 8/7/12		1,925,000	1,953,875
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (o)		2,700,000	2,646,000
10.375% 10/15/15		455,000	452,725
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		3,090,000	2,773,275
			7,825,875
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19		4,050,000	4,333,500
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		5,060,000	5,540,700
Toys 'R' Us, Inc. 7.375% 10/15/18		735,000	690,900
			10,565,100
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16		1,270,000	1,308,100
TOTAL CONSUMER DISCRETIONARY			346,345,383
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,973,062
7.75% 1/15/19 (h)		4,750,000	5,717,537
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	104,375
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,129,672
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,121,473
			25,046,119
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	211,250
7.75% 6/15/26		600,000	525,000
8% 5/1/31		2,385,000	2,080,913
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.:
0.5556% 6/1/10 (o)		$ 2,296,000	$ 2,296,840
6.036% 12/10/28		14,022,760	14,005,232
6.302% 6/1/37 (o)		9,771,000	8,940,465
Rite Aid Corp.:
8.625% 3/1/15		1,910,000	1,604,400
9.375% 12/15/15		710,000	592,850
9.5% 6/15/17		775,000	641,313
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	329,963
7.5% 11/15/14		1,595,000	1,602,975
8% 5/1/16		4,285,000	4,285,000
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,225,150
Tops Markets LLC 10.125% 10/15/15 (h)		1,825,000	1,861,500
			41,202,851
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	10,285,282
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	465,238
Dean Foods Co.:
6.9% 10/15/17		2,220,000	2,053,500
7% 6/1/16		1,590,000	1,510,500
Dole Food Co., Inc. 8% 10/1/16 (h)		3,500,000	3,570,000
General Mills, Inc. 5.65% 2/15/19		1,586,000	1,708,212
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	10,998,673
5.625% 11/1/11		3,660,000	3,886,539
6.125% 2/1/18		5,261,000	5,771,790
6.75% 2/19/14		540,000	613,310
			40,863,044
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,908,366
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	28,448,635
9.95% 11/10/38		7,025,000	9,300,566
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.:
4.875% 5/16/13		$ 9,347,000	$ 10,068,701
5.65% 5/16/18		7,161,000	7,740,533
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	3,157,578
7.25% 6/15/37		4,865,000	5,023,497
			63,739,510
TOTAL CONSUMER STAPLES			172,759,890
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,695,963
7.75% 5/15/17		2,675,000	2,601,438
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,908,706
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,295,000
Hercules Offshore, Inc. 10.5% 10/15/17 (h)		1,940,000	1,930,300
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,743,682
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,861,761
5.15% 3/15/13		2,277,000	2,422,425
7% 3/15/38		5,880,000	6,139,814
9.625% 3/1/19		1,500,000	1,911,065
			29,510,154
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (h)		815,000	810,925
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	16,221,475
6.45% 9/15/36		2,115,000	2,217,377
Antero Resources Finance Corp. 9.375% 12/1/17 (h)		3,190,000	3,253,800
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,030,000	1,071,200
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,608,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,513,400
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,746,435
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,842,250
5.7% 5/15/17		16,009,000	17,297,676
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)		$ 3,198,000	$ 3,373,813
6.75% 11/15/39 (h)		3,322,000	3,650,317
Chesapeake Energy Corp.:
6.5% 8/15/17		1,110,000	1,054,500
6.875% 1/15/16		300,000	294,000
7.5% 9/15/13		2,265,000	2,293,313
7.5% 6/15/14		1,105,000	1,116,050
7.625% 7/15/13		895,000	930,800
9.5% 2/15/15		2,005,000	2,180,438
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,794,410
5.75% 2/1/19		2,930,000	3,216,604
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,144,800
Drummond Co., Inc.:
7.375% 2/15/16		5,390,000	5,012,700
9% 10/15/14 (h)		1,730,000	1,730,000
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,092,806
6.75% 2/15/32		10,542,000	10,999,238
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,315,715
6.45% 11/3/36 (h)		2,400,000	2,405,813
6.875% 2/1/11		2,313,000	2,432,295
7.875% 8/16/10		1,037,000	1,069,577
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	987,984
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,955,896
6.5% 4/15/18		2,372,000	2,611,318
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,208,796
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,130,276
5.65% 4/1/13		697,000	758,894
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,202,275
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,974,375
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,122,879
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	2,212,313
9.125% 7/2/18 (h)		1,340,000	1,534,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
11.75% 1/23/15 (h)		$ 1,860,000	$ 2,301,750
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,173,120
Massey Energy Co. 6.875% 12/15/13		2,975,000	2,952,688
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		3,578,000	3,765,770
6.85% 1/15/40 (h)		13,582,000	14,676,777
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,775,000	1,704,000
Nakilat, Inc.:
6.067% 12/31/33 (h)		4,384,000	3,903,427
6.267% 12/31/33 (Reg. S)		835,000	755,675
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,426
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,137,985
5.2% 3/10/15		909,000	966,950
5.875% 3/10/35		240,000	228,975
6.4% 5/15/37		3,645,000	3,682,212
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,997,520
OPTI Canada, Inc.:
8.25% 12/15/14		1,595,000	1,413,649
9% 12/15/12 (h)		1,680,000	1,713,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	435,625
8.75% 12/1/13		610,000	646,600
Pemex Project Funding Master Trust:
1.5536% 6/15/10 (h)(o)		1,245,000	1,245,000
6.625% 6/15/35		625,000	596,599
Petro-Canada:
6.05% 5/15/18		3,850,000	4,166,505
6.8% 5/15/38		8,950,000	9,838,842
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,275,891
6.875% 1/20/40		9,670,000	9,849,775
7.875% 3/15/19		10,219,000	11,751,850
8.375% 12/10/18		160,000	190,464
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,485,000
9.125% 7/15/13		3,845,000	4,008,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
10.5% 8/1/14		$ 3,025,000	$ 3,289,688
Petroleos de Venezuela SA:
5.25% 4/12/17		5,965,000	3,608,825
5.375% 4/12/27		6,540,000	3,188,250
Petroleos Mexicanos 6% 3/5/20 (h)		775,000	788,563
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	737,363
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petroleum Export Ltd.:
4.623% 6/15/10		21,111	21,006
4.633% 6/15/10		78,889	78,494
5.265% 6/15/11 (Reg. S)		525,349	522,722
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,512,900
7.5% 1/15/20		3,295,000	3,286,763
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,706,018
7.75% 10/15/12		2,358,000	2,662,856
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,904,900
8.625% 10/15/19		2,105,000	2,189,200
10% 3/1/16		3,215,000	3,504,350
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,782,400
9.125% 8/15/19		2,040,000	2,101,200
11.75% 1/1/16		2,255,000	2,548,150
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,688,300	2,929,234
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,974,230
5.5% 9/30/14 (h)		6,670,000	7,036,850
5.832% 9/30/16 (h)		1,343,000	1,419,618
6.332% 9/30/27 (h)		1,840,000	1,882,504
6.75% 9/30/19 (h)		4,366,000	4,764,398
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	3,019,154
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,791,185
Teekay Corp. 8.5% 1/15/20		1,350,000	1,380,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		$ 2,680,000	$ 2,850,850
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	2,228,218
Venoco, Inc. 11.5% 10/1/17		1,940,000	2,007,900
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,910,006
5.65% 4/1/16		1,200,000	1,344,518
YPF SA 10% 11/2/28		2,325,000	2,336,625
			345,474,734
TOTAL ENERGY			374,984,888
FINANCIALS - 9.4%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (o)		2,340,000	2,340,950
4.5% 10/28/10		1,833,000	1,879,721
5.3% 10/30/15		1,170,000	1,243,504
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,308,808
Citigroup Capital XXI 8.3% 12/21/77 (o)		4,231,848	3,914,459
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		970,000	960,300
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,360,754
5.625% 1/15/17		3,200,000	3,264,150
5.95% 1/18/18		3,989,000	4,186,459
6.15% 4/1/18		4,275,000	4,515,730
6.75% 10/1/37		18,895,000	18,319,931
7.5% 2/15/19		1,757,000	2,010,878
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,399,000	2,423,453
6.5% 6/15/12		4,172,000	4,179,868
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,376,385
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,242,260
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,900,161
7.125% 5/15/15		1,377,000	1,465,061
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	18,094,712
6.4% 8/28/17		2,720,000	2,831,952
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18		$ 6,836,000	$ 7,202,745
Morgan Stanley:
0.4994% 1/9/12 (o)		9,924,000	9,734,650
4.75% 4/1/14		2,429,000	2,469,044
5.05% 1/21/11		3,045,000	3,152,696
5.25% 11/2/12		244,000	260,796
5.45% 1/9/17		2,238,000	2,280,535
5.625% 9/23/19		11,500,000	11,402,112
5.95% 12/28/17		5,050,000	5,205,091
6% 5/13/14		17,110,000	18,506,587
6.6% 4/1/12		5,719,000	6,221,260
6.625% 4/1/18		15,268,000	16,244,892
6.75% 4/15/11		836,000	883,231
7.3% 5/13/19		8,304,000	9,181,849
MU Finance PLC 8.375% 2/1/17 (h)		2,735,000	2,564,063
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,817,759
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	996,671
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,193,785
UBS AG Stamford Branch 5.75% 4/25/18		16,505,000	17,025,172
			228,162,434
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		940,000	1,017,550
Bank of America NA:
5.3% 3/15/17		3,315,000	3,261,387
6% 10/15/36		690,000	629,531
Bank One Corp. 5.25% 1/30/13		930,000	1,002,993
Barclays Bank PLC:
5% 9/22/16		15,675,000	16,003,203
5.125% 1/8/20		12,437,000	12,211,729
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	2,024,750
BB&T Corp. 6.5% 8/1/11		1,243,000	1,322,536
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,583,075
Credit Suisse New York Branch 6% 2/15/18		16,107,000	16,920,838
Credit Suisse New York Branch 5% 5/15/13		9,569,000	10,294,292
Credit Suisse New York Branch 5.4% 1/14/20		9,648,000	9,690,046
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (h)(o)		3,914,986	3,719,237
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Development Bank of Philippines 8.375% (o)		$ 1,355,000	$ 1,402,425
Discover Bank 8.7% 11/18/19		12,480,000	13,464,897
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,505,000	5,257,275
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	3,006,114
5.25% 2/10/14 (h)		565,000	600,130
5.5% 10/17/12		2,256,000	2,419,781
Fifth Third Bancorp:
4.5% 6/1/18		123,000	109,922
8.25% 3/1/38		2,099,000	2,162,056
Fifth Third Capital Trust IV 6.65% 4/15/37 (o)		5,260,000	4,181,700
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,597,475
HSBC Holdings PLC:
0.4544% 10/6/16 (o)		1,143,000	1,098,287
6.5% 9/15/37		8,400,000	8,618,064
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		2,775,000	2,837,438
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,252,020
KeyBank NA:
5.8% 7/1/14		3,619,000	3,696,671
7% 2/1/11		1,124,000	1,177,165
Korea Development Bank 4.625% 9/16/10		1,833,000	1,860,392
Lloyds TSB Bank PLC 5.8% 1/13/20 (h)		8,250,000	7,983,137
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (h)(o)		720,797	672,692
PNC Funding Corp.:
0.3888% 1/31/12 (o)		5,982,000	5,898,497
3.625% 2/8/15		6,137,000	6,171,490
Regions Financial Corp. 7.75% 11/10/14		6,120,000	6,296,225
RSHB Capital SA 9% 6/11/14 (h)		405,000	456,638
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (h)(o)		1,131,473	1,087,708
5.805% 6/20/16 (h)(o)		4,204,000	4,148,318
Sovereign Bank 1.9588% 8/1/13 (o)		985	972
Standard Chartered Bank 6.4% 9/26/17 (h)		3,365,000	3,605,389
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,902,869
Union Planters Corp. 7.75% 3/1/11		600,000	603,993
UnionBanCal Corp. 5.25% 12/16/13		662,000	696,882
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15		$ 1,408,000	$ 1,463,668
6.6% 1/15/38		9,000,000	9,241,630
Wachovia Corp.:
0.3789% 4/23/12 (o)		543,000	536,643
0.3813% 10/15/11 (o)		4,016,000	3,994,655
5.625% 10/15/16		3,399,000	3,518,339
5.75% 6/15/17		2,933,000	3,096,116
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,981,496
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	612,979
Zions Bancorp 7.75% 9/23/14		3,590,000	3,452,894
			216,846,209
Consumer Finance - 1.2%
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	8,027,222
Capital One Financial Corp.:
5.7% 9/15/11		5,251,000	5,519,667
7.375% 5/23/14		7,440,000	8,528,784
Discover Financial Services:
0.7843% 6/11/10 (o)		1,604,000	1,599,456
6.45% 6/12/17		9,775,000	9,454,849
10.25% 7/15/19		11,010,000	13,028,397
Ford Motor Credit Co. LLC:
7.5% 8/1/12		3,600,000	3,609,000
8% 6/1/14		3,390,000	3,423,900
8% 12/15/16		2,135,000	2,143,835
8.125% 1/15/20		4,105,000	4,098,962
12% 5/15/15		3,440,000	3,913,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,131,938
5.625% 5/1/18		25,000,000	25,707,725
5.875% 1/14/38		14,000,000	12,997,502
6.375% 11/15/67 (o)		9,000,000	8,010,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,388,225
8% 11/1/31		1,600,000	1,468,000
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,979,419
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,350,191
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.: - continued
5.25% 1/15/14		$ 1,054,000	$ 1,117,717
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	762,436
MBNA Corp. 7.5% 3/15/12		1,608,000	1,759,096
National Money Mart Co. 10.375% 12/15/16 (h)		2,975,000	3,108,875
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,246,061
ORIX Corp. 5.48% 11/22/11		385,000	395,217
SLM Corp.:
0.4536% 3/15/11 (o)		112,000	107,809
0.4789% 10/25/11 (o)		12,343,000	11,636,585
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		303,861	317,626
			148,831,494
Diversified Financial Services - 1.3%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,648,086
8% (o)		970,000	921,500
8.125% (o)		2,910,000	2,779,050
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,863,350
CIT Group, Inc.:
7% 5/1/13		362,745	340,073
7% 5/1/14		544,117	500,588
7% 5/1/15		544,117	493,786
7% 5/1/16		906,861	809,373
7% 5/1/17		1,269,604	1,123,600
Citigroup, Inc.:
0.34% 5/18/11 (o)		2,811,000	2,784,433
5.3% 10/17/12		9,674,000	10,163,340
5.5% 4/11/13		13,549,000	14,182,362
6.125% 5/15/18		15,634,000	15,686,608
6.5% 1/18/11		1,307,000	1,360,445
6.5% 8/19/13		10,774,000	11,588,988
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,706,701
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (h)		2,110,000	2,051,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (h)		2,605,000	2,461,725
8% 1/15/18 (h)		2,605,000	2,461,725
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(o)		1,250,000	662,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.4% 2/15/12		$ 2,864,000	$ 2,636,793
5.625% 9/20/13		380,000	324,143
5.65% 6/1/14		11,820,000	10,034,672
6.375% 3/25/13		1,858,000	1,636,445
6.625% 11/15/13		3,526,000	3,102,880
JPMorgan Chase & Co.:
4.891% 9/1/15 (o)		2,729,000	2,753,648
5.6% 6/1/11		2,139,000	2,262,735
5.75% 1/2/13		2,217,000	2,410,600
6.75% 2/1/11		376,000	395,720
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		405,000	402,975
Leucadia National Corp. 7.125% 3/15/17		485,000	475,300
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,605,000	5,713,325
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	967,385
5.5% 1/15/14 (h)		695,000	663,745
5.7% 4/15/17 (h)		1,696,000	1,501,861
SIRENS B.V. Series 2007-2 Class A1, 2.0513% 4/13/10 (h)(o)		10,000,000	9,771,000
Sunwest Management, Inc. 7.9726% 2/10/15		370,194	259,135
TMK Capital SA 10% 7/29/11		2,000,000	2,092,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,310,913
UPC Germany GmbH 8.125% 12/1/17 (h)		2,820,000	2,841,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(o)		4,780,000	4,253,337
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,179,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,517,344
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,812,500
			154,909,714
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,232,584
6.2% 5/16/14		6,893,000	7,758,375
7.45% 5/16/19		6,826,000	8,016,782
American International Group, Inc.:
4.25% 5/15/13		645,000	596,284
5.05% 10/1/15		450,000	380,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.45% 5/18/17		$ 1,655,000	$ 1,344,989
5.6% 10/18/16		1,820,000	1,506,485
5.85% 1/16/18		570,000	460,254
8.175% 5/15/68 (o)		7,875,000	5,315,625
8.25% 8/15/18		650,000	596,469
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,992,916
6.75% 2/15/34		1,967,000	1,838,421
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	588,115
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,341,900
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	804,008
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	504,979
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		8,000,000	9,878,352
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (h)(o)		7,114,000	7,035,746
MetLife, Inc.:
5% 6/15/15		1,163,000	1,227,259
6.125% 12/1/11		990,000	1,067,369
6.75% 6/1/16		7,610,000	8,454,512
7.717% 2/15/19		5,192,000	6,036,972
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,348,251
5.125% 4/10/13 (h)		559,000	603,773
5.125% 6/10/14 (h)		6,751,000	7,245,139
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,729,978
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,347,074
New York Life Insurance Co. 6.75% 11/15/39 (h)		6,360,000	6,852,862
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,958,379
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,800,000	11,718,017
Pacific LifeCorp 6% 2/10/20 (h)		5,766,000	5,719,128
Provident Companies, Inc. 7% 7/15/18		785,000	800,161
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,292,655
4.75% 9/17/15		11,000,000	11,375,496
5.15% 1/15/13		2,167,000	2,307,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35		$ 452,000	$ 402,931
5.5% 3/15/16		425,000	447,052
5.7% 12/14/36		384,000	359,502
6.2% 1/15/15		1,180,000	1,298,465
7.375% 6/15/19		3,230,000	3,714,061
8.875% 6/15/38 (o)		1,915,000	2,056,231
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	3,059,952
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	5,054,822
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,397,815
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,259,372
			173,326,854
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	387,992
5.5% 1/15/12		1,759,000	1,855,585
Camden Property Trust:
5.375% 12/15/13		656,000	688,553
5.875% 11/30/12		2,958,000	3,102,200
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	3,010,237
5% 5/3/10		2,241,000	2,242,129
5.25% 4/15/11		2,432,000	2,423,721
5.375% 10/15/12		1,286,000	1,269,341
Duke Realty LP:
4.625% 5/15/13		627,000	634,759
5.875% 8/15/12		1,009,000	1,056,359
Equity One, Inc.:
6% 9/15/17		854,000	798,979
6.25% 12/15/14		5,251,000	5,414,500
6.25% 1/15/17		494,000	486,196
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	435,234
5.9% 4/1/20		2,450,000	2,462,025
6% 7/15/12		2,933,000	3,142,484
6.2% 1/15/17		620,000	639,064
HMB Capital Trust V 3.8536% 12/15/36 (c)(h)(o)		270,000	27
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 899,215
6.25% 6/15/17		1,232,000	1,199,300
6.65% 1/15/18		618,000	610,262
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,371,661
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	6,930,000
7% 1/15/16		1,960,000	1,945,300
Rouse Co.:
5.375% 11/26/13 (c)		145,000	154,425
7.2% 9/15/12 (c)		10,000	11,200
Senior Housing Properties Trust 8.625% 1/15/12		250,000	258,125
UDR, Inc. 5.5% 4/1/14		2,755,000	2,843,283
Washington (REIT) 5.95% 6/15/11		3,637,000	3,742,819
			55,014,975
Real Estate Management & Development - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,694,815
Arden Realty LP 5.2% 9/1/11		1,339,000	1,402,398
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,079,000	4,156,893
5.7% 5/1/17		5,943,000	5,598,764
5.75% 4/1/12		2,463,000	2,537,323
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,906,106
Duke Realty LP:
5.4% 8/15/14		5,247,000	5,329,987
5.625% 8/15/11		2,957,000	3,073,302
5.95% 2/15/17		699,000	687,216
6.25% 5/15/13		14,190,000	14,982,236
6.5% 1/15/18		3,795,000	3,781,031
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,382,788
5.375% 8/1/16		2,681,000	2,764,457
5.5% 10/1/12		3,655,000	3,908,785
5.75% 6/15/17		9,733,000	10,083,261
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	592,054
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP:
6.875% 11/1/14		$ 835,000	$ 832,913
9% 5/15/17 (h)		2,135,000	2,284,450
Liberty Property LP:
5.125% 3/2/15		848,000	844,276
5.5% 12/15/16		1,487,000	1,458,665
6.625% 10/1/17		3,785,000	3,870,284
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,258
7.75% 2/15/11		976,000	1,025,110
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,359,925
6.3% 6/1/13		2,397,000	2,492,300
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,502,010
Regency Centers LP:
4.95% 4/15/14		611,000	586,907
5.25% 8/1/15		2,133,000	2,160,774
5.875% 6/15/17		1,056,000	1,050,996
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,702,586
4.6% 6/15/10		584,000	589,716
4.875% 8/15/10		675,000	685,679
6.75% 2/1/40		9,616,000	9,664,292
Tanger Properties LP 6.15% 11/15/15		24,000	24,832
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (h)		6,200,000	6,681,535
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)		2,455,000	2,491,825
Ventas Realty LP:
6.5% 6/1/16		105,000	104,738
6.5% 6/1/16		450,000	448,875
6.625% 10/15/14		3,505,000	3,540,050
6.75% 4/1/17		250,000	250,000
			119,547,412
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,210,297
5.65% 5/1/18		12,000,000	11,969,880
6.5% 8/1/16		9,000,000	9,674,649
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14		$ 1,930,000	$ 2,170,208
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,105,356
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,456,775
Independence Community Bank Corp.:
2.0706% 4/1/14 (o)		4,218,000	4,164,318
4.9% 9/23/10		1,696,000	1,732,294
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	36,500
			45,520,277
TOTAL FINANCIALS			1,142,159,369
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		2,956,000	3,279,487
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,259,250
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,438,950
11.625% 10/15/17		5,185,000	5,742,388
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (h)		1,485,000	1,440,450
9% 5/15/16		2,790,000	2,803,950
			18,684,988
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (h)		1,705,000	1,824,350
12.375% 11/1/14 (h)		985,000	1,061,338
Community Health Systems, Inc. 8.875% 7/15/15		4,985,000	5,159,475
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,655,213
6.3% 8/15/14		3,618,000	3,689,336
DASA Finance Corp. 8.75% 5/29/18 (h)		405,000	429,300
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,668,117
6.25% 6/15/14		4,238,000	4,744,102
7.25% 6/15/19		2,744,000	3,193,352
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
8.5% 4/15/19 (h)		$ 3,030,000	$ 3,249,675
9.125% 11/15/14		3,905,000	4,114,894
9.25% 11/15/16		4,905,000	5,211,563
9.625% 11/15/16 pay-in-kind (o)		11,255,066	12,042,921
9.875% 2/15/17 (h)		540,000	583,200
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	935,750
7.75% 7/15/15 (h)		775,000	722,688
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	1,039,775
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	66,560
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,175
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (h)		3,985,000	3,915,263
Viant Holdings, Inc. 10.125% 7/15/17 (h)		26,000	25,350
			61,342,397
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,417,238
Pharmaceuticals - 0.1%
AstraZeneca PLC 5.9% 9/15/17		3,520,000	3,987,203
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,180,739
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,122,920
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,436,198
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,043,704
			17,770,764
TOTAL HEALTH CARE			109,494,874
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)		8,071,000	8,858,657
6.4% 12/15/11 (h)		818,000	880,665
BE Aerospace, Inc. 8.5% 7/1/18		2,875,000	3,011,563
Bombardier, Inc. 6.3% 5/1/14 (h)		340,000	349,350
Triumph Group, Inc. 8% 11/15/17 (h)		2,080,000	2,100,800
			15,201,035
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines, Inc. 10.5% 10/15/12 (h)		$ 3,200,000	$ 3,280,000
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,339,150
6.977% 11/23/22		1,052,377	831,378
6.978% 10/1/12		248,187	246,946
8.608% 10/1/12		960,000	926,400
10.375% 7/2/19		1,891,877	2,118,902
AMR Corp. 9% 8/1/12		485,000	404,975
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		268,992	253,525
7.73% 9/15/12		18,833	18,551
7.875% 7/2/18		1,418,256	1,226,791
9.798% 4/1/21		632,995	566,531
6.648% 3/15/19		2,973,301	2,869,236
6.82% 5/1/18		221,731	207,873
6.9% 7/2/19		834,780	827,476
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,060,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		350,562	336,540
7.57% 11/18/10		11,016,000	11,195,010
8.021% 8/10/22		1,705,500	1,552,005
8.954% 8/10/14		2,310,672	2,137,371
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,039,635	935,672
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,971,391	1,660,897
8.36% 7/20/20		1,464,646	1,351,136
United Air Lines, Inc.:
9.875% 8/1/13 (h)		785,000	786,963
12% 11/1/13 (h)		995,000	965,150
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		855,119	658,442
9.75% 1/15/17		2,400,000	2,502,000
12% 1/15/16 (h)		855,000	857,138
			45,116,058
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (h)		795,000	862,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
3.7488% 2/1/15 (o)		$ 5,440,000	$ 4,868,800
8.5% 2/1/15		2,775,000	2,802,750
Clean Harbors, Inc. 7.625% 8/15/16		1,060,000	1,070,600
United Rentals North America, Inc.:
7.75% 11/15/13		1,955,000	1,823,038
9.25% 12/15/19		1,965,000	1,906,050
			13,333,813
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (h)		460,000	462,300
Odebrecht Overseas Ltd. 9.625%		150,000	151,875
			614,175
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,595,647
5.45% 10/15/12		618,000	678,623
6% 10/15/17		2,929,000	3,234,732
General Electric Co. 5.25% 12/6/17		17,730,000	18,605,951
Otter Tail Corp. 9% 12/15/16		2,410,000	2,506,400
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,372,550
13.5% 12/1/15 pay-in-kind (h)		901,711	892,694
			29,886,597
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	636,958
Case Corp. 7.25% 1/15/16		1,780,000	1,775,550
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,372,663
Navistar International Corp. 8.25% 11/1/21		1,610,000	1,626,100
Oshkosh Corp. 8.25% 3/1/17 (h)		980,000	980,000
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		1,870,000	1,898,050
9.5% 8/1/14 (h)		652,000	655,260
11.75% 8/1/16		1,860,000	1,934,400
Terex Corp. 8% 11/15/17		2,284,000	2,135,540
			14,014,521
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)		$ 1,005,000	$ 1,020,075
9.5% 12/15/14		3,070,000	3,039,300
			4,059,375
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,790,000	1,790,000
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,807,388
7.75% 5/15/16		3,975,000	3,587,438
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,148,394
10.5% 1/1/16		2,240,000	2,307,200
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,285,000	2,056,500
			17,906,920
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (o)		1,819,687	1,928,868
TOTAL INDUSTRIALS			143,851,362
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (o)		2,056,000	1,818,232
Cisco Systems, Inc.:
4.45% 1/15/20		6,126,000	6,120,860
5.5% 1/15/40		6,126,000	5,942,165
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	3,834,000
6.5% 1/15/28		1,940,000	1,367,700
			19,082,957
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		5,910,000	5,895,225
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (h)		1,510,000	1,517,550
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,017,025
8.25% 3/15/18		2,360,000	2,519,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 2,950,000	$ 3,198,785
6% 10/1/12		3,877,000	4,196,853
6.55% 10/1/17		2,360,000	2,597,168
			17,046,681
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,530,000
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,794,175
			6,324,175
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,610,000	2,479,500
First Data Corp.:
9.875% 9/24/15		4,450,000	3,849,250
10.55% 9/24/15 pay-in-kind (o)		2,415,000	1,982,816
			8,311,566
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,127,125
Xerox Corp. 5.5% 5/15/12		1,602,000	1,705,398
			9,832,523
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)		2,535,000	2,566,688
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,966,625
9.25% 6/1/16		2,610,000	2,701,350
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (o)		2,441,044	2,080,261
10.125% 12/15/16		2,560,000	1,977,600
National Semiconductor Corp. 0.5036% 6/15/10 (o)		3,100,704	3,095,929
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,701,300
			17,089,753
TOTAL INFORMATION TECHNOLOGY			83,582,880
MATERIALS - 1.7%
Chemicals - 0.5%
Berry Plastics Corp. 5.0013% 2/15/15 (o)		1,975,000	1,836,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 9,460,000	$ 10,069,716
7.6% 5/15/14		15,028,000	17,167,942
8.55% 5/15/19		10,360,000	12,524,339
E.I. du Pont de Nemours & Co. 4.625% 1/15/20		8,002,000	8,085,853
Huntsman International LLC 5.5% 6/30/16 (h)		3,195,000	2,819,588
Lubrizol Corp. 8.875% 2/1/19		928,000	1,169,448
NOVA Chemicals Corp.:
3.6494% 11/15/13 (o)		2,720,000	2,454,800
6.5% 1/15/12		4,240,000	4,208,200
8.375% 11/1/16 (h)		1,940,000	1,910,900
8.625% 11/1/19 (h)		1,935,000	1,910,813
			64,158,349
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,954,506
Containers & Packaging - 0.2%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (h)		3,805,000	3,805,000
8.875% 9/15/14 (h)		2,455,000	2,326,113
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,867,500
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,839,346
6.4% 1/15/18		1,749,000	1,880,640
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,381,125
9.25% 3/15/16 (h)		505,000	542,875
Vitro SAB de CV 8.625% 2/1/12 (c)		6,020,000	2,724,050
			19,366,649
Metals & Mining - 0.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (h)		1,200,000	1,053,000
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	7,190,075
9.375% 4/8/19 (h)		14,140,000	18,086,375
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,120,109
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,214,883
CSN Islands XI Corp. 6.875% 9/21/19 (h)		1,500,000	1,518,750
Edgen Murray Corp. 12.25% 1/15/15 (h)		4,970,000	4,497,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)		$ 3,100,000	$ 3,053,500
Evraz Group SA 8.875% 4/24/13 (h)		2,200,000	2,271,500
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,886,900
10.625% 9/1/16 (h)		789,000	877,763
McJunkin Red Man Corp. 9.5% 12/15/16 (h)		5,660,000	5,688,300
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,589,610
6.5% 7/15/18		9,474,000	10,681,622
7.125% 7/15/28		8,900,000	10,122,682
8.95% 5/1/14		7,108,000	8,625,210
Severstal Columbus LLC 10.25% 2/15/18 (h)		2,940,000	3,028,200
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,161,600
7.375% 11/1/12		1,985,000	2,004,850
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,627,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,228,027
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,300,986
			103,829,542
Paper & Forest Products - 0.1%
Domtar Corp.:
7.125% 8/15/15		5,195,000	5,207,988
10.75% 6/1/17		2,420,000	2,825,350
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (o)		100,000	80,000
11.5% 7/1/14 (h)		3,795,000	4,041,675
			12,155,013
TOTAL MATERIALS			201,464,059
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Alestra SA de RL de CV 11.75% 8/11/14		635,000	715,963
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	3,001,180
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,399,276
6.3% 1/15/38		40,171,000	40,911,874
6.7% 11/15/13		1,173,000	1,336,167
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30		$ 899,000	$ 1,038,256
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,886,804
Cincinnati Bell, Inc.:
8.25% 10/15/17		2,515,000	2,515,000
8.375% 1/15/14		2,870,000	2,898,700
Citizens Communications Co.:
7.875% 1/15/27		925,000	827,875
9% 8/15/31		2,260,000	2,192,200
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		5,555,000	5,416,125
Frontier Communications Corp.:
8.125% 10/1/18		3,615,000	3,578,850
8.25% 5/1/14		2,245,000	2,301,125
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (o)		6,742,890	6,529,365
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,478,000
7.625% 4/15/12		5,610,000	5,581,950
11.25% 6/15/16		1,035,000	1,104,863
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	989,925
8.875% 6/30/17 (h)		995,000	999,975
9.5% 7/15/15		1,965,000	1,925,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (h)		2,450,000	2,437,750
7.5% 2/15/14		1,310,000	1,323,100
8% 10/1/15 (h)		2,050,000	2,121,750
Qwest Corp. 3.5036% 6/15/13 (o)		80,000	78,400
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,361,371
5.875% 2/1/12		2,733,000	2,945,756
5.875% 8/15/12		978,000	1,072,694
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	13,809,225
8.75% 3/15/32		165,000	145,613
Telecom Italia Capital SA:
4.95% 9/30/14		3,208,000	3,348,754
5.25% 10/1/15		1,177,000	1,235,280
6.999% 6/4/18		1,793,000	1,966,310
7.175% 6/18/19		14,000,000	15,458,212
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36		$ 7,240,000	$ 7,564,678
Telefonica Emisiones SAU 6.421% 6/20/16		1,162,000	1,300,485
U.S. West Communications 7.5% 6/15/23		3,760,000	3,590,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,572,490
6.25% 4/1/37		2,348,000	2,410,020
6.4% 2/15/38		7,621,000	7,978,219
6.9% 4/15/38		6,295,000	6,994,966
Verizon New England, Inc. 6.5% 9/15/11		891,000	948,921
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,908,272
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,852,450
			193,054,689
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (h)		4,920,000	4,797,000
Cleveland Unlimited, Inc. 13% 12/15/10 (h)(o)		1,260,000	1,184,400
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,955,838
9.375% 11/1/14		2,290,000	2,278,550
10% 7/15/15		2,130,000	2,145,975
Crown Castle International Corp. 9% 1/15/15		1,330,000	1,436,400
Digicel Group Ltd.:
8.25% 9/1/17 (h)		3,090,000	2,920,050
8.875% 1/15/15 (h)		8,435,000	8,055,425
9.125% 1/15/15 pay-in-kind (h)(o)		3,840,000	3,705,600
12% 4/1/14 (h)		3,545,000	3,934,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)		9,282,000	9,703,431
5.875% 10/1/19 (h)		9,040,000	9,479,335
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,014,701
11.5% 6/15/16		6,575,000	7,002,375
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	559,625
8.875% 1/15/15		6,110,000	6,216,925
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,049,850
9.25% 11/1/14		1,560,000	1,556,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13		$ 2,595,000	$ 2,692,313
Mobile Telesystems Finance SA 8% 1/28/12 (h)		1,621,000	1,712,181
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	5,939,588
6.875% 10/31/13		9,105,000	8,740,800
7.375% 8/1/15		5,645,000	5,207,513
NII Capital Corp.:
8.875% 12/15/19 (h)		2,695,000	2,748,900
10% 8/15/16 (h)		3,310,000	3,591,350
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		4,480,000	4,032,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,726,200
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,510,050
8.375% 8/15/17		805,000	776,825
Telecom Personal SA 9.25% 12/22/10 (h)		1,055,000	1,090,606
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,614,845
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		2,650,000	2,838,813
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,471,798
5.5% 6/15/11		2,760,000	2,911,875
			132,602,187
TOTAL TELECOMMUNICATION SERVICES			325,656,876
UTILITIES - 2.1%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17		1,753,000	1,941,346
Commonwealth Edison Co.:
5.4% 12/15/11		2,948,000	3,154,039
5.8% 3/15/18		10,485,000	11,378,301
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	5,024,176
EDP Finance BV:
4.9% 10/1/19 (h)		6,700,000	6,503,871
6% 2/2/18 (h)		9,619,000	10,085,214
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		215,000	209,088
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,535,958
6.05% 8/15/21		5,664,000	5,837,001
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,365,622
Intergen NV 9% 6/30/17 (h)		5,270,000	5,375,400
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,484,400
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,544,400
7.75% 1/20/20 (h)		850,000	886,125
8% 8/7/19 (h)		635,000	676,275
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,320,100
9.125% 5/1/31		2,785,000	2,499,538
National Power Corp. 6.875% 11/2/16 (h)		1,390,000	1,469,925
Nevada Power Co. 6.5% 5/15/18		790,000	866,450
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,966,265
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,972
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,245,468
6.45% 8/15/12		3,730,000	4,030,246
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	7,136,250
Progress Energy, Inc.:
6% 12/1/39		12,683,000	12,457,230
7.1% 3/1/11		3,385,000	3,570,857
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,692,861
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		4,070,000	3,042,325
Series B, 10.25% 11/1/15		5,090,000	3,741,150
11.25% 11/1/16 pay-in-kind (o)		4,175,389	2,772,226
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,531,779
			129,157,858
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (h)		1,975,000	1,708,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,687,250
6.875% 11/4/11 (Reg. S)		1,165,000	1,211,600
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,984
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Texas Eastern Transmission Corp. 7.3% 12/1/10		$ 3,100,000	$ 3,238,201
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,490,000	2,265,900
			10,578,310
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		5,400,000	5,386,500
7.75% 10/15/15		3,210,000	3,210,000
8% 10/15/17		2,575,000	2,562,125
9.75% 4/15/16 (h)		1,475,000	1,574,563
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,239,210
Energy Future Holdings Corp.:
10.875% 11/1/17		3,715,000	2,823,400
12% 11/1/17 pay-in-kind (o)		7,621,718	5,111,632
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,649,823
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,811,600
7.375% 1/15/17		3,225,000	3,172,594
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	770,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,392,936
RRI Energy, Inc.:
7.625% 6/15/14		8,000,000	7,640,000
7.875% 6/15/17		1,225,000	1,145,375
			47,490,383
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,049,638
6.3% 9/30/66 (o)		4,887,000	4,520,475
7.5% 6/30/66 (o)		9,539,000	9,443,610
DTE Energy Co. 7.05% 6/1/11		984,000	1,042,647
KeySpan Corp. 7.625% 11/15/10		494,000	517,127
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,343,687
5.875% 10/1/12		2,921,000	3,210,454
6.5% 9/15/37		11,505,000	12,389,263
National Grid PLC 6.3% 8/1/16		1,477,000	1,637,173
NiSource Finance Corp.:
5.25% 9/15/17		843,000	851,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14		$ 1,347,000	$ 1,434,229
5.45% 9/15/20		1,934,000	1,926,355
6.125% 3/1/22		7,500,000	7,813,388
6.4% 3/15/18		1,326,000	1,423,808
6.8% 1/15/19		6,774,000	7,412,009
7.875% 11/15/10		1,022,000	1,066,923
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		6,172,000	5,693,670
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	767,340
			73,543,626
TOTAL UTILITIES			260,770,177
TOTAL NONCONVERTIBLE BONDS			3,161,069,758
TOTAL CORPORATE BONDS (Cost $2,925,404,836)			3,167,026,890
U.S. Government and Government Agency Obligations - 28.1%

Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,637,664
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 4/4/12		2,780,000	2,778,860
4.375% 7/17/13 (l)		8,745,000	9,495,898
4.75% 11/19/12		24,650,000	26,852,206
5% 2/16/12		4,560,000	4,922,233
Federal Home Loan Bank:
1.625% 11/21/12 (g)		39,650,000	39,864,863
1.625% 3/20/13		23,140,000	23,147,544
3.625% 5/29/13		15,625,000	16,564,422
Freddie Mac:
1.375% 1/9/13		36,822,000	36,773,726
2.125% 3/23/12		665,000	680,944
3% 7/28/14		50,000,000	51,427,350
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11		$ 10,730,000	$ 11,417,836
Tennessee Valley Authority 5.375% 4/1/56		385,000	389,239
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			224,315,121
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		84,118,992	86,728,364
2% 1/15/14 (l)		329,820,850	352,372,685
2% 7/15/14		74,471,150	79,725,422
2.625% 7/15/17 (l)		139,994,044	155,185,566
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			674,012,037
U.S. Treasury Obligations - 20.4%
U.S. Treasury Bonds:
4.25% 5/15/39		37,863,000	35,993,514
4.5% 5/15/38		20,000,000	19,906,240
4.5% 8/15/39		110,597,000	109,612,023
U.S. Treasury Notes:
0.75% 11/30/11		364,564,000	365,019,705
0.875% 3/31/11		21,090,000	21,202,874
1.125% 1/15/12		38,423,000	38,682,663
1.25% 11/30/10		21,871,000	22,029,915
1.375% 10/15/12		163,445,000	164,351,629
1.75% 3/31/14		125,000,000	124,248,000
1.875% 6/15/12		67,860,000	69,254,319
1.875% 4/30/14		50,000,000	49,878,900
2.375% 8/31/14		6,130,000	6,209,978
2.375% 2/28/15		350,000,000	351,095,500
2.625% 7/31/14		625,000,000	640,380,561
2.625% 12/31/14		225,000,000	229,078,125
2.75% 2/15/19		230,000,000	216,559,260
TOTAL U.S. TREASURY OBLIGATIONS			2,463,503,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,325,875,068)			3,394,468,028
U.S. Government Agency - Mortgage Securities - 11.0%
		Principal Amount (d)	Value
Fannie Mae - 9.7%
2.276% 4/1/36 (o)		$ 1,751,991	$ 1,793,980
2.5% 10/1/33 (o)		1,301,539	1,337,020
4% 3/1/25 (j)		40,000,000	40,818,052
4% 3/1/25 (j)		13,000,000	13,265,867
4.288% 6/1/36 (o)		330,000	341,765
4.5% 3/1/25 (j)		12,000,000	12,492,156
4.5% 3/1/25 (j)		2,000,000	2,082,026
4.5% 2/1/39 to 2/1/40		181,407,586	183,619,945
4.5% 3/1/40 (j)		19,000,000	19,207,339
5% 3/1/25 (j)(k)		25,600,000	26,987,459
5% 7/1/34 to 2/1/40		144,062,364	149,953,146
5% 3/1/40 (j)(k)		10,300,000	10,674,844
5% 3/1/40 (j)		45,000,000	46,637,667
5% 3/1/40 (j)(k)		9,000,000	9,327,533
5.299% 12/1/35 (o)		1,047,524	1,100,227
5.325% 2/1/36 (o)		1,568,781	1,643,930
5.5% 3/1/18 to 2/1/40		240,665,493	255,384,299
5.5% 3/1/25 (j)		10,000,000	10,659,791
5.5% 3/1/40 (j)(k)		20,000,000	21,057,990
5.5% 3/1/40 (j)(k)		5,000,000	5,264,498
5.5% 4/1/40 (j)(k)		15,000,000	15,772,400
5.515% 7/1/37 (o)		947,769	983,919
6% 1/1/21 to 2/1/38		158,148,278	170,982,443
6% 3/1/40 (j)(k)		7,000,000	7,425,427
6% 3/1/40 (j)(k)		6,000,000	6,364,652
6% 4/1/40 (j)(k)		7,000,000	7,436,365
6% 5/1/40 (j)(k)		7,000,000	7,424,880
6.5% 5/1/31 to 9/1/38		73,407,830	79,560,321
6.5% 3/1/40 (j)(k)		800,000	853,940
6.5% 3/1/40 (j)(k)		9,000,000	9,606,821
6.5% 3/1/40 (j)(k)		11,000,000	11,741,671
6.5% 4/1/40 (j)(k)		27,800,000	29,793,858
6.5% 5/1/40 (j)		13,800,000	14,775,740
TOTAL FANNIE MAE			1,176,371,971
Freddie Mac - 1.0%
4.705% 11/1/35 (o)		6,496,011	6,787,013
5% 4/1/38 to 9/1/39		8,029,471	8,362,279
5.5% 11/1/17 to 12/1/35		20,053,221	21,368,490
5.681% 10/1/35 (o)		529,599	556,244
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6% 7/1/37		$ 206,553	$ 222,866
6% 3/1/40 (j)(k)		13,500,000	14,451,248
6% 3/1/40 (j)		4,000,000	4,281,851
6% 3/1/40 (j)		35,000,000	37,466,198
6% 3/1/40 (j)(k)		6,000,000	6,422,777
6.5% 3/1/40 (j)		15,000,000	16,182,462
TOTAL FREDDIE MAC			116,101,428
Government National Mortgage Association - 0.3%
4% 3/1/40 (j)		10,000,000	9,869,270
4% 3/1/40 (j)		14,000,000	13,816,978
4% 3/1/40 (j)		20,000,000	19,738,540
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			43,424,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,555,771)			1,335,898,187
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (o)		1,821,633	706,429
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (o)		619,550	1,770
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (o)		195,192	184,057
Class M2, 1.8788% 2/25/34 (o)		483,000	252,778
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (o)		232,608	205,878
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (o)		172,706	4,496
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (o)		170,200	4,368
Class M5, 0.6188% 4/25/36 (o)		111,346	814
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (o)		1,253,286	1,221,182
Series 2006-A6 Class A6, 0.2588% 9/20/13 (o)		2,476,494	2,413,055
Series 2006-A7 Class A7, 0.2488% 10/20/12 (o)		1,363,575	1,328,645
Series 2006-C1 Class C1, 0.7088% 10/20/14 (o)		277,210	6,064
Series 2007-A1 Class A, 0.2788% 1/20/15 (o)		914,899	891,463
Series 2007-A4 Class A4, 0.2588% 4/22/13 (o)		1,093,367	1,065,359
Series 2007-D1 Class D, 1.6288% 1/22/13 (h)(o)		2,590,000	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (h)(o)		$ 4,407,210	$ 1,895,100
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (h)(o)		325,862	325,687
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,384,816
Class A4, 3% 10/15/15 (h)		4,280,000	4,393,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		179,116	180,215
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,093,346
Class E, 6.96% 3/31/16 (h)		2,052,284	1,892,632
Series 2007-2M Class A3, 5.22% 4/8/10		208,112	211,011
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (o)		110,420	69,931
Series 2004-R11 Class M1, 0.8888% 11/25/34 (o)		572,200	190,536
Series 2004-R2 Class M3, 0.7788% 4/25/34 (o)		153,470	16,536
Series 2005-R2 Class M1, 0.6788% 4/25/35 (o)		2,064,696	1,476,458
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	108,932
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5888% 3/23/19 (h)(o)		248,275	158,896
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (o)		47,932	34,290
Series 2004-W11 Class M2, 0.9288% 11/25/34 (o)		561,149	264,339
Series 2004-W7 Class M1, 0.7788% 5/25/34 (o)		1,542,998	728,794
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (o)		1,509,526	479,541
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (o)		2,668,736	1,514,008
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (o)		262,000	13,948
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		9,500,000	9,727,551
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,672,549
Series 2009-2A Class A3, 2.13% 9/15/13 (h)		6,800,000	6,914,951
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (h)(o)		$ 311,977	$ 274,539
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (o)		1,396,001	1,354,121
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (o)		533,424	512,287
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,263,739
Class C, 5.31% 6/15/12		1,634,000	1,669,839
Series 2007-1 Class C, 5.38% 11/15/12		582,000	606,019
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	282,731
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (h)(o)		10,040,000	10,061,267
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		341,536	344,623
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (o)		6,450,000	6,449,509
Series 2007-C3 Class C3, 0.5219% 4/15/13 (h)(o)		2,908,000	2,897,867
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,196,587
Series 2009-A1 Class A1, 1.3331% 4/15/13 (o)		5,400,000	5,412,468
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,284,358
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (h)(o)		457,498	49,181
Class B, 0.9788% 7/20/39 (h)(o)		263,810	13,850
Class C, 1.3288% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		859,000	833,230
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (h)(o)		211,915	105,958
Capmark VII Ltd. Series 2006-7A Class H, 1.7819% 8/15/36 (h)(o)		509,545	51
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	944,172
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (o)		1,140,851	227,023
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (o)		425,500	8,081
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (h)(o)		290,000	7,289
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (o)		224,000	44,872
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (o)		186,369	7,551
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (o)		1,802,588	613,953
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (h)(o)		$ 180,300	$ 159,385
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		567,956	507,528
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,437,325
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		265,509	265,584
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,836,993
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (o)		765,389	33,765
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (o)		138	138
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (o)		133,532	129,187
Series 2007-4 Class A1A, 0.3513% 9/25/37 (o)		769,534	746,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (o)		159,665	40,543
Series 2004-4 Class M2, 1.0238% 6/25/34 (o)		587,945	202,816
Series 2005-3 Class MV1, 0.6488% 8/25/35 (o)		1,602,355	1,462,851
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (o)		256,393	235,006
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)		817,691	833,157
Series 2007-B Class A3, 5.47% 11/15/11 (h)		117,006	117,539
Series 2007-C Class A3, 5.43% 5/15/12 (h)		177,540	179,965
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	335,000
Class B2, 1.6006% 12/28/35 (h)(o)		500,000	185,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		200,000	50,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7256% 11/28/16 (h)(o)		527,648	492,031
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (h)(o)		493,812	458,011
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	202,328
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (o)		2,908,000	2,906,959
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		1,473,095	1,503,687
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (o)		38,916	33,746
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (o)		$ 290,872	$ 102,651
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (o)		6,074,620	1,928,904
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (o)		26,135	6,891
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (o)		4,984,011	4,429,713
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (o)		77,665	76,750
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,227,817
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	682,685
Class D, 6.89% 5/15/13 (h)		915,000	967,192
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,039,542
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,492,148
Class A4, 2.98% 8/15/14		4,800,000	4,950,962
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (o)		772,000	744,240
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	73,007
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	517,605
Class C, 5.43% 2/16/15		614,000	579,380
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (o)		948,695	309,229
Class M4, 0.9088% 1/25/35 (o)		363,547	48,427
Series 2006-D Class M1, 0.4588% 11/25/36 (o)		324,000	5,964
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (h)(o)		2,892,000	1,879,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,426,756	1,820,067
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (h)(o)		315,194	277,371
Series 2006-2A:
Class A, 0.4119% 11/15/34 (h)(o)		2,421,516	1,840,352
Class B, 0.5119% 11/15/34 (h)(o)		874,724	306,154
Class C, 0.6119% 11/15/34 (h)(o)		1,453,756	407,052
Class D, 0.9819% 11/15/34 (h)(o)		552,038	115,928
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (o)		4,746,000	4,746,000
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (o)		1,151,000	1,113,838
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)		$ 739,000	$ 443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		80,771	80,367
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	98,856
Class C, 5.74% 12/15/14		206,932	198,655
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		333,615	51,123
Class M1, 0.8788% 6/25/34 (o)		2,723,367	1,289,266
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (o)		1,096,059	58,382
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (o)		431,287	6,562
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (h)(o)		659,999	125,466
Series 2006-3:
Class B, 0.6288% 9/25/46 (h)(o)		654,930	117,887
Class C, 0.7788% 9/25/46 (h)(o)		1,526,694	198,470
Class E, 1.8788% 9/25/46 (h)(o)		250,919	22,583
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (o)		485,422	260,118
Series 2003-3 Class M1, 1.5188% 8/25/33 (o)		863,589	415,299
Series 2003-5 Class A2, 0.9288% 12/25/33 (o)		32,929	16,823
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (o)		189,714	183,193
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (o)		2,487,735	2,335,973
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (o)		13,328	12,418
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (o)		915,892	553,025
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (o)		1,522,035	523,925
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,540,027
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		84,309	84,394
Class C, 5.34% 11/15/12		84,706	84,772
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (o)		204,000	4,859
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (o)		1,520,141	1,233,224
Class MV1, 0.4588% 11/25/36 (o)		1,234,797	447,708
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (o)		573,000	27,277
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.3488% 10/29/47 (o)		$ 284,447	$ 28
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (o)		920,251	755,131
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (o)		4,386	4,378
Class 2C, 1.4006% 3/27/42 (o)		3,243,000	606,453
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (h)(o)		275,830	28
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		157,328	121,143
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7788% 11/20/17 (h)(o)		700,000	631,750
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,309,717	3,376,042
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (o)		236,715	169,249
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6588% 5/25/46 (h)(o)		250,000	37,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		26,396	22,810
Class C, 5.691% 10/20/28 (h)		11,732	9,346
Class D, 6.01% 10/20/28 (h)		139,679	105,428
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (o)		545,328	17,735
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (o)		784,792	37,926
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (o)		208,475	93,217
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		312,892	318,516
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (o)		790,204	565,125
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (o)		2,345,275	2,063,842
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (o)		40,746	39,051
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (o)		3,475,759	1,974,744
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (o)		57,368	44,355
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (o)		399,800	151,872
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (o)		416,362	95,154
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (o)		263,000	6,714
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (h)(o)		220,000	127,622
Class C1B, 7.696% 8/28/38 (h)		63,000	32,678
Asset-Backed Securities - continued
		Principal Amount (d)	Value
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		$ 4,356,000	$ 178,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		3,793,600	688,538
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	22,135
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	15,593
Series 2006-3:
Class A1, 0.2588% 9/25/19 (o)		228,508	227,214
Class AIO, 7.1% 1/25/12 (q)		372,000	43,373
Series 2006-4:
Class A1, 0.2588% 3/25/25 (o)		584,144	574,345
Class AIO, 6.35% 2/27/12 (q)		1,182,000	133,869
Class D, 1.3288% 5/25/32 (o)		2,481,000	69,994
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	222,236
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	196,060
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (o)		1,426,957	468,096
Series 2005-D Class M2, 0.6988% 2/25/36 (o)		827,339	88,515
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,604,448
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (o)		244,715	238,348
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6288% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (o)		148,328	141,374
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (o)		220,100	209,604
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (o)		532,896	147,174
Class M4, 1.6788% 9/25/34 (o)		683,353	95,910
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (o)		2,548,346	1,775,782
Class M3, 0.7888% 1/25/35 (o)		478,432	229,575
Class M4, 1.0588% 1/25/35 (o)		1,475,804	197,892
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (o)		1,883,145	25,939
Class M9, 2.1088% 5/25/35 (o)		297,891	712
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		447,212	380,130
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A: - continued
Class C, 5.08% 7/24/39 (h)		$ 185,000	$ 111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (h)(o)		3,406,919	3,374,509
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		353,333	352,898
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (o)		566,000	19,876
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (o)		940,508	909,984
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1788% 9/25/46 (h)(o)		250,000	10,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (o)		5,108	2,918
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (o)		1,788,275	1,148,399
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (o)		96,000	1,837
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (o)		61,453	28,787
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (o)		32,538	30,785
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (h)(o)		990,006	920,247
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (o)		1,272,000	193,185
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (o)		78,822	17,968
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (o)		12,982,018	11,716,730
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (o)		1,696,990	1,426,041
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,219,888	1,163,294
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (o)		3,555,000	3,542,341
Class B, 0.4519% 6/15/12 (o)		3,709,000	3,645,966
Class C, 0.7319% 6/15/12 (o)		254,000	249,295
Series 2007-2 Class A, 0.8819% 10/15/12 (o)		2,867,000	2,854,200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (o)		28,819	20,698
Asset-Backed Securities - continued
		Principal Amount (d)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		$ 249,000	$ 211,650
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	72,150
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (h)(o)		2,586,046	129,302
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		855,827	891,790
Series 2007-A Class A3, 5.28% 2/13/12		427,206	428,679
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (o)		3,669,172	3,620,562
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		510,758	518,526
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	419,695
Class D, 5.54% 12/20/12 (h)		583,000	592,800
Class E, 7.05% 5/20/14 (h)		1,390,000	1,357,127
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(o)		250,000	167,500
Class A2A, 0.4706% 9/25/26 (h)(o)		451,000	303,298
Class F, 1.4006% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.6006% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (o)		459,043	8,043
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (h)(o)		8,530,177	8,405,508
Series 2007-A2 Class A2, 0.2619% 5/15/14 (h)(o)		12,710,000	12,696,970
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,874,830
Series 2007-A5A Class A5, 0.9819% 10/15/14 (h)(o)		1,500,000	1,501,320
Series 2007-C1 Class C1, 0.6319% 5/15/14 (h)(o)		8,690,021	8,677,650
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (o)		118,827	117,873
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (h)(o)		$ 1,789,540	$ 214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1013% 11/21/40 (h)(o)		305,000	15,250
TOTAL ASSET-BACKED SECURITIES (Cost $305,570,669)			319,455,758
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3289% 3/25/18 (o)		135,046	47,266
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		243,768	24,377
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (h)(o)		1,428,375	571,350
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	24,813
Class C, 5.6986% 4/10/49 (o)		281,000	62,547
Class D, 5.6986% 4/10/49 (o)		141,000	26,600
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (h)(o)		987,539	944,237
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (o)		2,234,400	1,981,130
Series 2004-1 Class 2A2, 3.676% 10/25/34 (o)		2,444,253	2,131,025
Series 2004-7 Class 15B4, 5.3035% 8/25/19 (h)(o)		67,595	2,359
Series 2004-A Class 2A2, 4.4789% 2/25/34 (o)		1,421,153	1,285,797
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (o)		150,650	126,875
Class 2A2, 4.5532% 3/25/34 (o)		1,392,154	1,222,249
Series 2004-D Class 2A2, 3.8658% 5/25/34 (o)		2,236,734	1,976,227
Series 2004-G Class 2A7, 3.9253% 8/25/34 (o)		1,977,917	1,741,694
Series 2004-H Class 2A1, 3.7605% 9/25/34 (o)		1,745,736	1,494,238
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		12,868,245	992,142
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (o)		2,492,630	1,871,571
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (h)(o)(q)		4,530,945	58,488
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (o)		1,798,775	1,573,766
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (o)		413,467	380,944
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (o)		$ 1,902,000	$ 1,987,468
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (o)		1,847,848	1,699,625
Class A4, 3.0036% 8/25/34 (o)		1,538,064	1,411,550
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (h)(o)		1,902,000	1,801,968
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (o)		25,314	25,441
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		77,836	12,454
Series 2003-35 Class B, 4.6392% 9/25/18 (o)		131,012	15,721
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (o)		1,488,269	1,384,268
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		340,254	44,233
Series 2004-3 Class DB4, 5.8355% 4/25/34 (o)		96,987	2,425
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9588% 11/25/35 (o)		36,015,049	19,365,742
Class 2A3, 2.0442% 11/25/35 (o)		8,843,378	4,794,720
Series 2005-56:
Class 4A1, 0.5388% 11/25/35 (o)		7,241,702	4,013,441
Class 5A1, 0.5488% 11/25/35 (o)		10,292,825	5,273,917
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (o)		217,987	211,309
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (o)		49,067	35,077
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (o)		2,056,403	1,864,563
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (h)(o)		3,491,000	3,343,680
Class C2, 0.7213% 10/18/54 (h)(o)		1,170,000	1,076,166
Class M2, 0.5013% 10/18/54 (h)(o)		2,005,000	1,832,570
Series 2007-1A Class C2, 0.8013% 10/18/54 (h)(o)		321,000	318,400
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		274,479	2,745
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		$ 124,423	$ 11,198
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (h)(o)		2,852,000	2,591,898
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (h)(o)		3,114,000	2,966,085
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (o)		205,017	71,756
Series 2006-1A Class C2, 0.8288% 12/20/54 (h)(o)		6,523,000	2,283,050
Series 2006-2 Class C1, 0.6988% 12/20/54 (o)		5,398,000	1,835,320
Series 2006-3 Class C2, 0.7288% 12/20/54 (o)		1,124,000	393,400
Series 2006-4:
Class B1, 0.3188% 12/20/54 (o)		4,521,000	3,074,280
Class C1, 0.6088% 12/20/54 (o)		2,767,000	968,450
Class M1, 0.3988% 12/20/54 (o)		1,190,000	737,800
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (o)		2,234,000	759,560
Class 1M1, 0.3788% 12/20/54 (o)		1,493,000	895,800
Class 2C1, 0.6588% 12/20/54 (o)		1,015,000	345,100
Class 2M1, 0.4788% 12/20/54 (o)		1,917,000	1,150,200
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (o)		2,654,000	928,900
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (o)		430,241	204,323
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (o)		830,719	679,965
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (o)		401,712	231,906
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (o)		215,287	70,082
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		174,659	178,319
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,631,129
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (o)		2,600,000	2,010,887
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (o)		2,834,510	2,726,431
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (o)		2,212,258	2,085,942
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (o)		3,737,194	3,393,806
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		51,907	51,651
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		$ 857,000	$ 864,347
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (h)(o)		380,954	172,253
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4688% 4/25/36 (o)		19,176,543	9,694,080
Series 2006-5 Class A1A, 0.4188% 7/25/36 (o)		15,180,801	7,465,472
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (o)		4,141,662	1,699,303
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (o)		547,000	2,965
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (o)		8,950,788	4,795,618
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (h)(o)		251,984	188,988
Class C, 0.4219% 6/15/22 (h)(o)		1,559,607	1,013,745
Class D, 0.4319% 6/15/22 (h)(o)		600,006	330,003
Class E, 0.4419% 6/15/22 (h)(o)		959,771	499,081
Class F, 0.4719% 6/15/22 (h)(o)		1,545,171	726,230
Class G, 0.5419% 6/15/22 (h)(o)		359,765	161,894
Class H, 0.5619% 6/15/22 (h)(o)		720,211	288,084
Class J, 0.6019% 6/15/22 (h)(o)		840,246	294,086
Class TM, 0.7319% 6/15/22 (h)(o)		1,549,424	1,286,022
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (h)		100,000	93,000
Series 2004-A4 Class A1, 3.125% 8/25/34 (o)		2,497,747	2,182,126
Series 2005-A2 Class A7, 3.0982% 2/25/35 (o)		2,333,330	2,084,011
Series 2006-A6 Class A4, 3.6193% 10/25/33 (o)		1,878,915	1,640,838
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		101,000	93,552
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,377,331
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (o)		2,713,612	2,090,273
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (o)		2,994,072	182,950
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (o)		2,253,000	2,186,685
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (o)		3,741,091	2,987,576
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (h)(o)		$ 2,162,576	$ 1,015,762
Class B6, 3.0784% 7/10/35 (h)(o)		482,175	252,563
Series 2004-A:
Class B4, 1.4284% 2/10/36 (h)(o)		681,653	356,300
Class B5, 1.9284% 2/10/36 (h)(o)		454,391	242,190
Series 2004-B:
Class B4, 1.3284% 2/10/36 (h)(o)		562,334	287,521
Class B5, 1.7784% 2/10/36 (h)(o)		410,311	175,818
Class B6, 2.2284% 2/10/36 (h)(o)		145,371	45,065
Series 2004-C:
Class B4, 1.1784% 9/10/36 (h)(o)		734,751	340,484
Class B5, 1.5784% 9/10/36 (h)(o)		816,777	364,936
Class B6, 1.9784% 9/10/36 (h)(o)		150,174	53,357
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4808% 1/25/46 (o)		16,091,956	8,937,976
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,185,056	1,015,549
Series 2004-SL3 Class A1, 7% 8/25/16		101,637	86,749
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (h)(o)		484,455	402,963
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.5819% 2/15/39 (h)(o)		489,726	6,024
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	247,708
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (o)		42,419	21,474
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4188% 7/25/46 (o)		30,151,255	15,797,174
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (h)(o)		75,244	64,737
Series 2003-15A Class 4A, 5.3948% 4/25/33 (o)		707,782	656,778
Series 2003-20 Class 1A1, 5.5% 7/25/33		704,462	704,908
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (o)		3,273,627	1,735,545
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (o)		11,032	10,809
Series 2003-AR8 Class A, 2.8492% 8/25/33 (o)		1,293,813	1,184,339
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (o)		$ 3,391,770	$ 2,889,756
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		243,043	26,735
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (o)		1,186,527	1,108,194
Series 2004-H Class A1, 4.5283% 6/25/34 (o)		2,621,057	2,576,534
Series 2004-W Class A9, 2.9948% 11/25/34 (o)		3,483,000	3,211,841
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (o)		2,767,905	2,628,980
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (o)		9,260,000	8,182,377
Class 2A6, 3.2077% 7/25/35 (o)		1,188,859	1,071,357
Series 2005-AR2:
Class 1A2, 3.6642% 3/25/35 (o)		4,006,336	1,965,794
Class 2A2, 3.7412% 3/25/35 (o)		3,342,322	2,982,672
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (o)		2,046,662	1,788,341
TOTAL PRIVATE SPONSOR			217,599,247
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		449,314	485,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,921,294)			218,084,883
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7818% 2/14/29 (h)(o)		800,000	800,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	220,438
Class B2, 7.525% 4/14/29		1,498,104	1,543,047
Class B5, 7.525% 4/14/29		129,000	22,390
Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (o)		2,225,000	2,375,843
Class A2, 7.1267% 2/14/43 (o)		1,399,000	1,518,611
Class A3, 7.1767% 2/14/43 (o)		1,510,000	1,639,016
Class A5, 7.2467% 2/14/43 (o)		256,000	275,013
Class A7, 7.7367% 2/14/43 (o)		820,000	865,464
Class PS1, 1.5186% 2/14/43 (o)(q)		6,700,194	240,703
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (o)		$ 2,221,000	$ 2,325,010
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		771,122	784,764
Series 2006-5:
Class A1, 5.185% 9/10/47		1,135,432	1,151,789
Class A2, 5.317% 9/10/47		7,342,000	7,582,446
Class A3, 5.39% 9/10/47		2,653,000	2,715,290
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,903,825
Series 2007-2 Class A1, 5.421% 4/10/49		602,111	622,250
Series 2007-4 Class A3, 5.8113% 2/10/51 (o)		1,897,000	1,941,285
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	157,438
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)		3,176,000	3,251,631
Class A4, 5.6579% 6/10/49 (o)		3,965,000	3,536,320
Series 2008-1 Class D, 6.2098% 2/10/51 (h)(o)		125,000	36,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		217,496	217,846
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,895,272
Series 2002-2 Class F, 5.487% 7/11/43		415,000	392,887
Series 2004-2:
Class A3, 4.05% 11/10/38		2,425,357	2,442,741
Class A4, 4.153% 11/10/38		2,412,000	2,366,660
Series 2004-4 Class A3, 4.128% 7/10/42		354,390	354,459
Series 2005-1 Class A3, 4.877% 11/10/42		4,471,806	4,470,252
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		1,808,207	1,831,339
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,165,342
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,472,000	1,472,400
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	435,218
Class K, 6.15% 5/11/35 (h)		885,000	758,797
Series 2003-2 Class XP, 0.293% 3/11/41 (h)(o)(q)		16,252,068	42,837
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	91,581
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	1,500
Class L, 4.637% 7/10/42 (h)(o)		280,000	1,400
Series 2004-5 Class G, 5.2583% 11/10/41 (h)(o)		195,000	94,051
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	6,014,756
Series 2005-6 Class A3, 5.1785% 9/10/47 (o)		3,423,000	3,503,187
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	318,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4919% 3/15/22 (h)(o)		$ 390,000	$ 339,300
Class C, 0.5419% 3/15/22 (h)(o)		817,000	694,450
Class D, 0.5919% 3/15/22 (h)(o)		826,000	685,580
Class E, 0.6319% 3/15/22 (h)(o)		684,000	554,040
Class F, 0.7019% 3/15/22 (h)(o)		615,784	467,996
Class G, 0.7619% 3/15/22 (h)(o)		399,119	279,383
Class J, 1.2819% 3/15/22 (h)(o)		253,000	136,620
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (h)(o)		1,222,000	1,014,260
Class D, 0.4419% 10/15/19 (h)(o)		1,494,000	1,195,200
Class E, 0.4719% 10/15/19 (h)(o)		1,385,000	1,052,600
Class F, 0.5419% 10/15/19 (h)(o)		3,150,730	2,142,496
Class G, 0.5619% 10/15/19 (h)(o)		1,245,579	722,436
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (h)(o)		88,025	46,653
Series 2004-1:
Class A, 0.5888% 4/25/34 (h)(o)		1,541,683	1,187,096
Class B, 2.1288% 4/25/34 (h)(o)		172,844	79,508
Class M1, 0.7888% 4/25/34 (h)(o)		138,775	87,428
Class M2, 1.4288% 4/25/34 (h)(o)		128,209	67,951
Series 2004-2:
Class A, 0.6588% 8/25/34 (h)(o)		1,190,205	866,089
Class M1, 0.8088% 8/25/34 (h)(o)		200,345	114,196
Series 2004-3:
Class A1, 0.5988% 1/25/35 (h)(o)		2,639,862	1,887,501
Class A2, 0.6488% 1/25/35 (h)(o)		378,817	238,655
Class M1, 0.7288% 1/25/35 (h)(o)		455,702	246,079
Class M2, 1.2288% 1/25/35 (h)(o)		211,162	97,135
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (h)(o)		2,074,330	1,398,928
Class M1, 0.6588% 8/25/35 (h)(o)		103,304	47,355
Class M2, 0.7088% 8/25/35 (h)(o)		170,382	72,873
Class M3, 0.7288% 8/25/35 (h)(o)		94,268	37,660
Class M4, 0.8388% 8/25/35 (h)(o)		86,534	32,130
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (h)(o)		757,557	533,017
Class A2, 0.6288% 11/25/35 (h)(o)		750,736	454,871
Class M1, 0.6688% 11/25/35 (h)(o)		89,600	41,431
Class M2, 0.7188% 11/25/35 (h)(o)		113,757	49,882
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7388% 11/25/35 (h)(o)		$ 101,810	$ 41,915
Class M4, 0.8288% 11/25/35 (h)(o)		126,845	48,772
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (h)(o)		1,758,207	1,098,880
Class B1, 1.6288% 1/25/36 (h)(o)		151,939	47,101
Class M1, 0.6788% 1/25/36 (h)(o)		567,164	277,910
Class M2, 0.6988% 1/25/36 (h)(o)		170,149	78,269
Class M3, 0.7288% 1/25/36 (h)(o)		248,490	106,851
Class M4, 0.8388% 1/25/36 (h)(o)		137,428	52,223
Class M5, 0.8788% 1/25/36 (h)(o)		137,428	47,413
Class M6, 0.9288% 1/25/36 (h)(o)		145,964	46,709
Series 2006-1:
Class A2, 0.5888% 4/25/36 (h)(o)		268,126	157,497
Class M1, 0.6088% 4/25/36 (h)(o)		95,898	40,862
Class M2, 0.6288% 4/25/36 (h)(o)		101,322	40,134
Class M3, 0.6488% 4/25/36 (h)(o)		87,180	32,474
Class M4, 0.7488% 4/25/36 (h)(o)		49,402	17,617
Class M5, 0.7888% 4/25/36 (h)(o)		47,949	16,202
Class M6, 0.8688% 4/25/36 (h)(o)		95,607	30,518
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (h)(o)		4,960,055	3,384,246
Class A2, 0.5088% 7/25/36 (h)(o)		245,391	143,775
Class B1, 1.0988% 7/25/36 (h)(o)		91,877	27,306
Class B3, 2.9288% 7/25/36 (h)(o)		138,813	37,077
Class M1, 0.5388% 7/25/36 (h)(o)		257,467	111,535
Class M2, 0.5588% 7/25/36 (h)(o)		181,655	72,426
Class M3, 0.5788% 7/25/36 (h)(o)		150,679	56,158
Class M4, 0.6488% 7/25/36 (h)(o)		101,748	36,131
Class M5, 0.6988% 7/25/36 (h)(o)		125,058	41,870
Class M6, 0.7688% 7/25/36 (h)(o)		186,590	60,082
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (h)(o)		159,920	27,186
Class B2, 1.5788% 10/25/36 (h)(o)		115,345	17,302
Class B3, 2.8288% 10/25/36 (h)(o)		187,704	28,156
Class M4, 0.6588% 10/25/36 (h)(o)		176,742	46,837
Class M5, 0.7088% 10/25/36 (h)(o)		211,585	50,780
Class M6, 0.7888% 10/25/36 (h)(o)		414,159	82,832
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (h)(o)		916,129	616,830
Class A2, 0.4988% 12/25/36 (h)(o)		4,661,500	2,138,230
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (h)(o)		$ 142,529	$ 34,093
Class B2, 1.4788% 12/25/36 (h)(o)		145,279	30,770
Class B3, 2.6788% 12/25/36 (h)(o)		247,401	45,695
Class M1, 0.5188% 12/25/36 (h)(o)		298,194	97,808
Class M2, 0.5388% 12/25/36 (h)(o)		198,796	60,513
Class M3, 0.5688% 12/25/36 (h)(o)		201,576	57,832
Class M4, 0.6288% 12/25/36 (h)(o)		241,196	65,195
Class M5, 0.6688% 12/25/36 (h)(o)		221,734	55,921
Class M6, 0.7488% 12/25/36 (h)(o)		198,796	46,319
Series 2007-1:
Class A2, 0.4988% 3/25/37 (h)(o)		1,014,498	598,554
Class B1, 0.8988% 3/25/37 (h)(o)		322,774	61,327
Class B2, 1.3788% 3/25/37 (h)(o)		234,028	37,445
Class B3, 3.5788% 3/25/37 (h)(o)		640,813	83,306
Class M1, 0.4988% 3/25/37 (h)(o)		284,004	112,181
Class M2, 0.5188% 3/25/37 (h)(o)		212,119	74,241
Class M3, 0.5488% 3/25/37 (h)(o)		188,120	58,317
Class M4, 0.5988% 3/25/37 (h)(o)		151,188	42,333
Class M5, 0.6488% 3/25/37 (h)(o)		236,007	59,002
Class M6, 0.7288% 3/25/37 (h)(o)		330,426	72,694
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (h)(o)		904,036	587,623
Class A2, 0.5488% 7/25/37 (h)(o)		844,699	397,009
Class B1, 1.8288% 7/25/37 (h)(o)		260,144	40,322
Class B2, 2.4788% 7/25/37 (h)(o)		225,226	37,162
Class B3, 3.5788% 7/25/37 (h)(o)		253,221	35,451
Class M1, 0.5988% 7/25/37 (h)(o)		296,611	103,814
Class M2, 0.6388% 7/25/37 (h)(o)		162,080	50,245
Class M3, 0.7188% 7/25/37 (h)(o)		164,341	42,729
Class M4, 0.8788% 7/25/37 (h)(o)		324,464	71,382
Class M5, 0.9788% 7/25/37 (h)(o)		286,021	57,204
Class M6, 1.2288% 7/25/37 (h)(o)		362,656	61,652
Series 2007-3:
Class A2, 0.5188% 7/25/37 (h)(o)		950,325	454,921
Class B1, 1.1788% 7/25/37 (h)(o)		230,982	49,476
Class B2, 1.8288% 7/25/37 (h)(o)		578,025	104,969
Class B3, 4.2288% 7/25/37 (h)(o)		307,070	46,767
Class M1, 0.5388% 7/25/37 (h)(o)		206,402	73,913
Class M2, 0.5688% 7/25/37 (h)(o)		221,225	73,314
Class M3, 0.5988% 7/25/37 (h)(o)		348,596	108,030
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7288% 7/25/37 (h)(o)		$ 547,348	$ 150,466
Class M5, 0.8288% 7/25/37 (h)(o)		283,909	66,037
Class M6, 1.0288% 7/25/37 (h)(o)		216,488	55,811
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (h)(o)		337,084	37,079
Class B2, 3.6788% 9/25/37 (h)(o)		1,226,421	122,642
Class M1, 1.1788% 9/25/37 (h)(o)		324,132	74,550
Class M2, 1.2788% 9/25/37 (h)(o)		324,132	61,585
Class M4, 1.8288% 9/25/37 (h)(o)		829,018	124,353
Class M5, 1.9788% 9/25/37 (h)(o)		829,018	107,772
Class M6, 2.1788% 9/25/37 (h)(o)		830,627	99,675
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,145,721	164,663
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)		11,355,396	1,136,675
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class E, 0.5519% 3/15/19 (h)(o)		200,000	159,969
Class G, 0.6719% 3/15/19 (h)(o)		805,386	442,962
Class H, 0.8819% 3/15/19 (h)(o)		541,917	260,120
Class J, 1.0819% 3/15/19 (h)(o)		407,118	175,061
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (h)(o)		655,330	327,667
Class E, 0.5319% 3/15/22 (h)(o)		3,607,157	1,695,368
Class F, 0.5819% 3/15/22 (h)(o)		2,235,922	961,456
Class G, 0.6319% 3/15/22 (h)(o)		537,549	215,021
Class H, 0.7819% 3/15/22 (h)(o)		655,330	235,921
Class J, 0.9319% 3/15/22 (h)(o)		655,330	183,494
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		926,520	948,113
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,075,141	2,131,465
Series 2006-PW14:
Class A4, 5.201% 12/11/38		2,458,000	2,468,174
Class AM, 5.243% 12/11/38		600,000	517,586
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,816,989	1,862,618
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (o)		1,112,000	1,051,409
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,012,110	1,034,306
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		590,305	603,190
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	55,511
Class I, 5.64% 2/14/31 (h)		205,000	55,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (h)(o)(q)		$ 14,745,455	$ 117,278
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,025,866
Series 2006-PW14 Class X2, 0.653% 12/11/38 (h)(o)(q)		25,773,245	517,571
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		250,734	252,987
Class A4, 5.4629% 4/12/38 (o)		237,000	250,334
Series 2007-BBA8:
Class K, 1.4319% 3/15/22 (h)(o)		120,000	27,600
Class L, 2.1319% 3/15/22 (h)(o)		254,000	50,800
Series 2007-PW15 Class A1, 5.016% 2/11/44		520,414	534,785
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (h)(o)		304,000	122,921
Class C, 5.7189% 6/11/40 (h)(o)		255,000	98,053
Class D, 5.7189% 6/11/40 (h)(o)		255,000	72,281
Series 2007-PW18 Class X2, 0.344% 6/11/50 (h)(o)(q)		177,669,388	2,494,585
Series 2007-T28:
Class A1, 5.422% 9/11/42		311,862	324,593
Class X2, 0.175% 9/11/42 (h)(o)(q)		88,855,592	766,202
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (h)(o)		1,003,778	663,570
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,317,463
Class XCL, 2.0744% 5/15/35 (h)(o)(q)		28,644,106	967,595
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	524,105
Series 1998-2 Class J, 6.39% 11/18/30 (h)		507,951	97,374
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	756,325
Class F, 7.734% 1/15/32		413,000	408,700
Series 2001-245 Class A2, 6.4842% 2/12/16 (h)(o)		1,932,000	2,005,918
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		290,000	267,661
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (h)(o)		678,000	478,505
Class G, 0.5631% 11/15/36 (h)(o)		542,222	345,661
Class H, 0.6031% 11/15/36 (h)(o)		433,548	255,247
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,071,812
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,228,152	1,129,853
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-FL2 Class CNP3, 1.4331% 8/16/21 (h)(o)		$ 5,089,327	$ 2,544,664
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,404,474	11,791,156
Class A4, 5.7001% 12/10/49 (o)		4,303,000	4,095,694
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (h)(o)		6,878,000	4,637,612
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (o)		11,229,000	11,454,349
Series 2007-CD4:
Class A1, 4.977% 12/11/49		431,954	438,591
Class A2A, 5.237% 12/11/49		11,693,000	12,195,983
Class A4, 5.322% 12/11/49		2,823,000	2,554,265
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,814,606
Class C, 5.476% 12/11/49		3,581,000	895,250
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	56,605
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	10,794
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	6,377
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	5,828
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	2,561
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	8,166
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	34,811
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		87,523	88,390
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)		1,902,000	1,920,410
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,426,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (h)(o)		4,261,000	3,323,580
Class C, 0.5019% 4/15/17 (h)(o)		1,531,000	1,102,320
Class D, 0.5419% 4/15/17 (h)(o)		950,056	617,536
Class E, 0.6019% 4/15/17 (h)(o)		302,445	181,467
Class F, 0.6419% 4/15/17 (h)(o)		171,562	90,928
Class G, 0.7819% 4/15/17 (h)(o)		171,562	77,203
Class H, 0.8519% 4/15/17 (h)(o)		171,562	54,900
Class J, 1.0819% 4/15/17 (h)(o)		131,565	32,891
Series 2005-FL11:
Class B, 0.4819% 11/15/17 (h)(o)		238,832	231,667
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (h)(o)		$ 1,966,982	$ 1,809,623
Class D, 0.5719% 11/15/17 (h)(o)		102,292	91,040
Class E, 0.6219% 11/15/17 (h)(o)		363,655	309,107
Class F, 0.6819% 11/15/17 (h)(o)		251,948	196,519
Class G, 0.7319% 11/15/17 (h)(o)		174,638	117,007
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (h)(o)		2,710,000	2,086,700
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		69,683	70,129
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,403,475
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)		3,216,000	3,160,495
Series 2007-C9 Class A4, 5.816% 12/10/49 (o)		4,209,000	4,086,426
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		600,000	603,001
Series 2001-J2A Class F, 7.0307% 7/16/34 (h)(o)		199,000	132,568
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (h)(o)(q)		4,110,818	31,786
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,075,402
Class XP, 0.4838% 12/10/46 (o)(q)		21,907,611	311,612
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		147,515	149,815
Class G, 6.21% 7/15/31 (h)		554,000	524,632
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		204,930	212,342
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		121,285	121,527
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	441,934
Series 1999-C2 Class G, 6% 11/17/32		302,000	251,865
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		541,926	551,811
Class AJ, 5.373% 12/15/39		3,852,000	1,629,390
Series 2007-C2:
Class A1, 5.269% 1/15/49		122,306	124,499
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,429,719
Class A3, 5.542% 1/15/49 (o)		3,804,000	3,174,212
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		265,811	271,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A4, 5.7225% 6/15/39 (o)		$ 1,144,000	$ 963,140
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,084,491
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (o)(q)		13,910,240	289,241
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,443,429
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (h)(o)		6,783,000	2,170,560
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		257,735	258,280
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	2,006,181
Series 2002-CP5 Class A1, 4.106% 12/15/35		158,055	161,236
Series 2004-C1:
Class A3, 4.321% 1/15/37		567,786	576,386
Class A4, 4.75% 1/15/37		884,000	904,751
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	1,016,916
Series 1998-C1:
Class D, 7.17% 5/17/40		368,181	373,705
Class H, 6% 5/17/40 (h)		130,000	11,386
Series 1999-C1 Class E, 7.8926% 9/15/41 (o)		882,035	882,035
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (o)(q)		5,442,384	70,415
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (h)(o)(q)		17,516,309	390,939
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		230,000	208,253
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	87,800
Class J, 4.231% 5/15/38 (h)		300,000	109,260
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (h)(o)(q)		12,258,479	34,399
Series 2006-C1 Class A3, 5.5483% 2/15/39 (o)		10,043,000	10,267,770
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (h)(o)		721,000	432,600
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (h)(o)		1,864,711	932,356
0.5019% 2/15/22 (h)(o)		665,993	233,098
Class F, 0.5519% 2/15/22 (h)(o)		1,331,815	426,181
Class L, 2.1319% 2/15/22 (h)(o)		100,000	12,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		164,304	167,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1:
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,785,539
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (o)(q)		37,268,901	483,650
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	305,235
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4919% 5/15/23 (h)(o)		450,000	413,130
Class D, 0.7019% 5/15/23 (h)(o)		170,000	147,712
Class F, 0.8319% 5/15/23 (h)(o)		140,000	113,670
Series 2006-HC1A:
Class A1, 0.4219% 5/15/23 (h)(o)		268,216	250,576
Class C, 0.6319% 5/15/23 (h)(o)		355,000	311,939
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	256,812
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		1,057,319	1,057,217
Series 1998-CG1 Class B4, 7.226% 6/10/31 (h)(o)		891,000	916,274
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (h)		770,000	752,517
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	651,998
Class G, 6.936% 3/15/33 (h)		1,252,000	1,149,741
Class H, 7.039% 3/15/33 (h)		63,000	51,301
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	317,528
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		625,000	531,250
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		436,232	447,535
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	9,841,194
Series 2001-1 Class X1, 1.0456% 5/15/33 (h)(o)(q)		19,489,948	195,958
Series 2001-3 Class C, 6.51% 6/10/38		287,000	283,605
Series 2002-1A Class H, 7.162% 12/10/35 (h)(o)		65,000	56,660
Series 2004-C1 Class X2, 1.1162% 11/10/38 (h)(o)(q)		11,959,468	108,335
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	288,846
Series 2007-C1 Class XP, 0.2074% 12/10/49 (o)(q)		39,432,402	268,456
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,486	$ 92,575
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,149,872
Class G, 6.75% 4/15/29 (o)		504,000	260,444
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	524,225
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		385,000	21,297
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		187,119	187,119
Class J, 6.974% 8/15/36 (h)		226,000	214,748
Class K, 6.974% 8/15/36 (h)		427,000	42,323
Series 2000-C1:
Class G, 7% 3/15/33 (h)		145,000	145,000
Class H, 7% 3/15/33 (h)		100,000	92,896
Class K, 7% 3/15/33		90,000	64,541
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	283,424
Series 2003-C3 Class X2, 0.6546% 12/10/38 (h)(o)(q)		12,937,743	64,153
Series 2005-C1 Class X2, 0.6812% 5/10/43 (o)(q)		8,706,653	102,067
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (h)(o)		715,000	386,467
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	475,965
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,225,412
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,988,097	2,065,033
Class A2, 5.597% 12/10/49		3,804,000	3,876,076
Series 2007-GG9:
Class A1, 5.233% 3/10/39		149,081	150,080
Class A4, 5.444% 3/10/39		5,530,000	5,253,540
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		97,000	90,226
Class J, 6.306% 1/11/35 (h)		760,000	698,840
Series 2003-C1 Class XP, 2.0344% 7/5/35 (h)(o)(q)		7,814,659	42,450
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	155,551
Class XP, 0.8642% 1/5/36 (h)(o)(q)		12,076,264	87,483
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (h)(o)(q)		36,584,053	525,003
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (o)		5,013,000	5,066,028
Class A4, 5.883% 7/10/38 (o)		9,540,000	9,457,820
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		$ 46,664,905	$ 514,481
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (h)(o)		96,000	68,429
Class D, 0.5084% 6/6/20 (h)(o)		453,000	252,683
Class E, 0.5984% 6/6/20 (h)(o)		526,000	292,088
Class F, 0.6684% 6/6/20 (h)(o)		835,001	459,501
Class J, 1.9784% 6/6/20 (h)(o)		250,000	10,075
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (h)(o)		1,994,000	1,694,900
Class D, 0.5984% 3/6/20 (h)(o)		4,004,000	3,363,360
Class F, 0.7084% 3/6/20 (h)(o)		164,000	136,530
Class G, 0.7484% 3/6/20 (h)(o)		81,000	66,623
Class H, 0.8784% 3/6/20 (h)(o)		60,000	49,200
Class J, 1.0784% 3/6/20 (h)(o)		86,000	69,015
Class L, 1.5334% 3/1/20 (h)(o)		400,000	305,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	605,750
Series 1997-GL Class G, 7.7695% 7/13/30 (o)		840,947	921,341
Series 1998-GLII Class G, 7.742% 4/13/31 (h)(o)		600,000	526,777
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	178,920
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (h)(o)(q)		37,320,375	571,927
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,371,630
Series 2006-RR2:
Class M, 5.6863% 6/1/46 (h)(o)		100,000	1,000
Class N, 5.6863% 6/1/46 (h)(o)		100,000	250
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,938,528
Series 2007-GG10:
Class A1, 5.69% 8/10/45		607,080	629,885
Class A2, 5.778% 8/10/45		13,561,000	14,097,130
Class A4, 5.8051% 8/10/45 (o)		20,420,000	18,194,046
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		201,000	180,330
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		208,396	170,884
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 193,009
Series 2004-C1 Class X2, 0.9676% 1/15/38 (h)(o)(q)		2,942,268	27,540
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (h)(o)(q)		4,136,691	32,937
Series 2009-IWST Class D, 7.443% 12/1/27 (h)		250,000	240,327
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5019% 4/16/19 (h)(o)		905,151	863,799
Series 2005-FL1A Class A2, 0.4119% 2/15/19 (h)(o)		420,261	391,342
Series 2006-FLA2:
Class A2, 0.3619% 11/15/18 (h)(o)		10,000,000	7,600,000
Class B, 0.4019% 11/15/18 (h)(o)		1,587,899	984,001
Class C, 0.4419% 11/15/18 (h)(o)		1,128,158	642,698
Class D, 0.4619% 11/15/18 (h)(o)		343,661	178,596
Class E, 0.5119% 11/15/18 (h)(o)		495,749	247,720
Class F, 0.5619% 11/15/18 (h)(o)		742,264	341,210
Class G, 0.5919% 11/15/18 (h)(o)		644,965	283,583
Class H, 0.7319% 11/15/18 (h)(o)		495,749	198,145
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (o)		5,657,000	5,758,876
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,930,461
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	6,152,248
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,201,881
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	921,699
Series 2007-CB19 Class A4, 5.746% 2/12/49 (o)		6,670,000	6,332,278
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (o)		5,340,000	5,559,231
Series 2007-LDP10 Class A1, 5.122% 1/15/49		159,552	163,276
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,777,037
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	107,304
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (o)		1,711,000	941,990
Series 2004-LN2 Class D, 5.2114% 7/15/41 (o)		420,000	293,969
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)		963,000	277,721
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,946,043
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	15,788,594
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,393
Series 2007-CB19:
Class B, 5.746% 2/12/49 (o)		165,000	55,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.746% 2/12/49 (o)		$ 424,000	$ 133,054
Class D, 5.746% 2/12/49 (o)		447,000	131,228
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	56,137
Class CS, 5.466% 1/15/49 (o)		157,000	15,747
Class ES, 5.5453% 1/15/49 (h)(o)		983,000	112,235
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,590,483
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	782,266
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		868,972	897,534
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		573,000	584,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		366,652	380,805
Series 2001-C3 Class A1, 6.058% 6/15/20		73,173	74,373
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	926,098
Class A4, 5.156% 2/15/31		722,000	738,515
Series 2006-C3 Class A1, 5.478% 3/15/39		109,621	111,072
Series 2006-C6:
Class A1, 5.23% 9/15/39		251,893	256,045
Class A2, 5.262% 9/15/39 (o)		11,694,000	12,017,571
Series 2006-C7:
Class A1, 5.279% 11/15/38		754,404	772,292
Class A2, 5.3% 11/15/38		2,092,000	2,154,862
Class A3, 5.347% 11/15/38		1,417,000	1,413,308
Class AM, 5.378% 11/15/38		160,000	137,392
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		244,252	249,839
Class A3, 5.398% 2/15/40		10,000,000	10,246,759
Class A4, 5.424% 2/15/40		5,434,000	5,029,658
Series 2007-C2:
Class A1, 5.226% 2/15/40		188,658	192,112
Class A3, 5.43% 2/15/40		3,967,000	3,697,080
Series 2007-C6 Class A2, 5.845% 7/15/40		9,969,939	10,366,572
Series 2000-C3 Class B, 7.95% 3/15/32		532,631	537,396
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,118
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,764,150
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,052,831
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	71,710
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (h)(o)(q)		$ 7,980,175	$ 18,297
Series 2003-C7 Class L, 5.0984% 7/15/37 (h)(o)		284,000	92,815
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	114,364
Class K, 5.252% 3/15/36 (h)(o)		500,000	121,819
Class XCP, 1.0507% 3/15/36 (h)(o)(q)		25,979,524	253,248
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		482,649	486,198
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (o)(q)		6,411,758	92,928
Series 2005-C5 Class A2, 4.885% 9/15/30		500,000	500,328
Series 2006-C4 Class AM, 5.9025% 6/15/38 (o)		160,000	139,086
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (o)(q)		10,810,515	211,217
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	1,117,615
Class D, 5.563% 2/15/40 (o)		760,000	189,494
Class E, 5.582% 2/15/40 (o)		381,000	83,114
Class XCP, 0.4741% 2/15/40 (o)(q)		4,345,108	59,612
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	2,198,067
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,920,834
Class XCP, 0.2983% 9/15/45 (o)(q)		153,050,259	1,730,019
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	552,380
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,732,400
Class C, 4.13% 11/20/37 (h)		8,205,000	6,810,150
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (h)(o)		608,683	437,219
Class E, 0.5219% 9/15/21 (h)(o)		2,196,145	1,519,132
Class F, 0.5719% 9/15/21 (h)(o)		1,143,094	677,572
Class G, 0.5919% 9/15/21 (h)(o)		2,258,211	1,003,507
Class H, 0.6319% 9/15/21 (h)(o)		582,579	202,530
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,578,747
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	105,516
Class I11, 7.72% 2/26/28 (h)		100,000	51,450
Class I12, 7.72% 2/26/28 (h)		100,000	45,390
Class I9, 7.72% 2/26/28 (h)		153,200	104,881
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	627,914
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1998-C3 Class E, 7.0618% 12/15/30 (o)		$ 173,000	$ 179,927
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	391,050
Class H, 6.778% 2/3/16 (h)		315,000	311,850
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		245,663	247,457
Series 2007-C1 Class A1, 4.533% 6/12/50		682,546	693,792
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	6,927
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)		3,122,000	3,181,606
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	506,898
Series 2006-C1:
Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,750,549
Class AM, 5.6564% 5/12/39 (o)		100,000	85,694
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	14,161
Series 2007-C1 Class A4, 5.8284% 6/12/50 (o)		7,199,517	6,649,649
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,728,627
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (o)		887,000	827,593
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	2,078,288
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,101,417
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,664,190
Series 2007-5:
Class A1, 4.275% 8/12/48		112,821	114,316
Class A3, 5.364% 8/12/48		11,417,000	11,170,643
Class A4, 5.378% 8/12/48		76,000	62,945
Class B, 5.479% 2/12/17		5,706,000	385,194
Series 2007-6:
Class A1, 5.175% 3/12/51		137,597	140,526
Class A4, 5.485% 3/12/51 (o)		14,650,000	12,410,126
Series 2007-7 Class A4, 5.747% 6/12/50 (o)		6,656,000	5,856,645
Series 2007-8 Class A1, 4.622% 8/12/49		483,187	493,723
Series 2006-2 Class A4, 5.9102% 6/12/46 (o)		16,407,000	16,944,923
Series 2006-4 Class XP, 0.6256% 12/12/49 (o)(q)		40,286,676	825,035
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	501,801
Series 2007-7 Class B, 5.75% 6/12/50		166,000	25,108
Series 2007-8 Class A3, 5.9573% 8/12/49 (o)		1,640,000	1,528,175
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (h)(o)		$ 38,581	$ 32,408
Series 2006-XLF:
Class C, 1.429% 7/15/19 (h)(o)		822,747	113,128
Class F, 0.549% 7/15/19 (h)(o)		1,830,000	1,317,600
Class G, 0.589% 7/15/19 (h)(o)		1,041,000	593,370
Class H, 0.6106% 7/15/19 (h)(o)		550,000	203,500
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (h)(o)		2,634,466	1,047,200
Series 2007-XLCA Class B, 0.7288% 7/17/17 (h)(o)		2,408,057	48,161
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (h)(o)		1,092,000	382,200
Class D, 0.419% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.479% 10/15/20 (h)(o)		834,661	125,199
Class F, 0.529% 10/15/20 (h)(o)		500,899	50,090
Class G, 0.4719% 10/15/20 (h)(o)		619,188	49,535
Class H, 0.659% 10/15/20 (h)(o)		389,758	19,488
Class J, 0.809% 10/15/20 (h)(o)		444,903	13,347
Class MHRO, 0.9219% 10/15/20 (h)(o)		605,197	77,163
Class MJPM, 1.2319% 10/15/20 (h)(o)		183,182	19,692
Class MSTR, 0.9319% 10/15/20 (h)(o)		343,918	54,167
Class NHRO, 1.119% 10/15/20 (h)(o)		918,469	107,920
Class NSTR, 1.079% 10/15/20 (h)(o)		315,384	43,365
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (h)(o)(q)		5,855,645	74,045
Series 2004-HQ3 Class A2, 4.05% 1/13/41		514,875	517,474
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		560,475	518,440
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,820,118
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		504,359	514,834
Class AM, 5.36% 11/12/41		570,000	498,926
Series 2006-HQ8 Class A1, 5.124% 3/12/44		8,175	8,178
Series 2006-T23 Class A1, 5.682% 8/12/41		1,407,106	1,449,118
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		432,419	443,317
Class A31, 5.439% 2/12/44 (o)		964,000	964,194
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		452,878	465,144
Class A4, 5.364% 3/15/44		10,000,000	9,163,912
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,103,501	1,134,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25:
Class A1, 5.391% 11/12/49		$ 295,842	$ 305,241
Class A2, 5.507% 11/12/49		3,425,000	3,566,485
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		12,306,129	127,717
Series 2004-IQ7 Class E, 5.4019% 6/15/38 (h)(o)		120,000	51,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	208,600
Series 2005-HQ7:
Class E, 5.2072% 11/14/42 (o)		75,000	42,938
Class F, 5.2072% 11/14/42 (o)		305,000	115,900
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (h)(o)(q)		22,352,229	421,027
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (h)(o)(q)		10,227,921	139,919
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (o)		2,950,000	3,037,698
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	1,143,315
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (o)		3,157,000	3,307,737
Class A4, 5.7711% 10/15/42 (o)		570,000	592,651
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	737,025
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)		972,000	1,014,006
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,224,040
Series 2007-HQ12:
Class A2, 5.6315% 4/12/49 (o)		12,880,000	13,013,072
Series A1, 5.519% 4/12/49 (o)		777,684	809,247
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,518,849
Class B, 5.7311% 4/15/49 (o)		469,000	150,080
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (h)(o)		3,245,642	170,396
Class D, 0.929% 7/17/17 (h)(o)		1,526,121	80,121
Class E, 1.029% 7/17/17 (h)(o)		1,239,655	65,082
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		32,432	33,389
Series 2000-PRIN Class C, 7.9622% 2/23/34 (o)		466,000	496,606
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	196,040
Series 2003-TOP9 Class E, 5.7413% 11/13/36 (h)(o)		78,000	45,221
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		457,862	424,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		$ 708,495	$ 752,953
Class G, 5% 8/20/30 (h)		361,875	358,371
Class J, 5% 8/20/30 (h)		195,000	161,850
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		460,858	398,201
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		241,669	241,379
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	63,039
Class G, 4.456% 9/12/38 (h)	CAD	54,000	30,147
Class H, 4.456% 9/12/38 (h)	CAD	36,000	19,058
Class J, 4.456% 9/12/38 (h)	CAD	36,000	18,015
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,008
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,931
Class M, 4.456% 9/12/38 (h)	CAD	128,859	28,513
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	74,868
Class G, 4.57% 4/12/23	CAD	42,000	23,654
Class H, 4.57% 4/12/23	CAD	42,000	22,435
Class J, 4.57% 4/12/23	CAD	42,000	21,294
Class K, 4.57% 4/12/23	CAD	21,000	10,112
Class L, 4.57% 4/12/23	CAD	63,000	28,833
Class M, 4.57% 4/12/23	CAD	185,000	37,026
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		2,817,995	2,851,677
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	127,441
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		192,000	168,960
Class F6, 6.5% 2/18/34 (h)(o)		43,000	35,260
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		252,601	265,158
Class F, 7.3% 10/12/34 (h)		473,000	476,586
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,669,157
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8069% 7/15/24 (h)(o)		110,000	19,750
Class G, 0.8069% 7/15/24 (h)(o)		200,000	33,378
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (h)(o)		$ 1,276,330	$ 1,273,450
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (h)(o)		1,770,598	837,422
Class F, 0.5731% 8/11/18 (h)(o)		1,877,987	805,741
Class G, 0.5931% 8/11/18 (h)(o)		1,779,101	732,160
Class J, 0.8331% 8/11/18 (h)(o)		395,545	99,751
Series 2007-ESH Class A1, 0.6819% 6/15/19 (h)(o)		174,846	157,361
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (h)(o)		140,220	56,088
Class AP2, 1.0319% 6/15/20 (h)(o)		235,007	70,502
Class F, 0.7119% 6/15/20 (h)(o)		4,565,501	821,790
Class LXR1, 0.9319% 6/15/20 (h)(o)		233,916	93,566
Class LXR2, 1.0319% 6/15/20 (h)(o)		3,111,858	933,558
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		578,895	584,553
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		3,611,922	3,650,397
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,358,275
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,756,074
Series 2006-C29:
Class A1, 5.11% 11/15/48		911,167	929,406
Class A3, 5.313% 11/15/48		5,051,000	5,146,465
Series 2007-C30:
Class A1, 5.031% 12/15/43		221,928	225,984
Class A3, 5.246% 12/15/43		1,633,000	1,612,391
Class A4, 5.305% 12/15/43		8,604,000	8,095,443
Class A5, 5.342% 12/15/43		2,036,000	1,692,714
Series 2007-C31:
Class A1, 5.14% 4/15/47		227,942	232,109
Class A4, 5.509% 4/15/47		4,299,000	3,662,172
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (o)		15,568,000	16,104,649
Class A3, 5.7403% 6/15/49 (o)		3,229,000	2,877,961
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)		903,000	666,780
Series 2003-C8 Class XP, 0.3153% 11/15/35 (h)(o)(q)		5,617,047	16,116
Series 2003-C9 Class XP, 0.4734% 12/15/35 (h)(o)(q)		6,281,686	24,164
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	221,521
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class C, 5.21% 8/15/41		$ 170,000	$ 139,330
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)		1,464,000	1,244,400
Class 180B, 5.5782% 10/15/41 (h)(o)		666,000	532,800
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,116,173
Series 2005-C22:
Class B, 5.3602% 12/15/44 (o)		4,218,000	1,985,833
Class F, 5.3602% 12/15/44 (h)(o)		3,171,000	718,241
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	7,799,444
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	403,206
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,418,059
Class C, 5.483% 12/15/43 (o)		5,706,000	1,250,563
Class D, 5.513% 12/15/43 (o)		3,044,000	535,541
Class XP, 0.434% 12/15/43 (h)(o)(q)		22,614,303	328,464
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)		522,000	98,968
Series 2007-C32:
Class D, 5.7403% 6/15/49 (o)		1,431,000	247,401
Class E, 5.7403% 6/15/49 (o)		2,252,000	349,435
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (o)		1,259,000	1,053,116
Series 2007-C33 Class B, 5.9013% 2/15/51 (o)		3,198,000	892,718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $730,809,218)			803,438,019
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,478,032
7.55% 4/1/39		8,400,000	8,207,304
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,966,892
TOTAL MUNICIPAL SECURITIES (Cost $20,981,747)			20,652,228
Foreign Government and Government Agency Obligations - 1.6%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,018,617	$ 2,622,147
par 2.5% 12/31/38 (f)		2,960,000	950,160
7% 3/28/11		30,740,000	29,186,776
7% 9/12/13		22,165,000	17,992,439
Bahamian Republic 6.95% 11/20/29 (h)		805,000	800,975
Barbados Government 7.25% 12/15/21 (h)		742,000	753,130
Brazilian Federative Republic:
6% 9/15/13		266,667	276,667
8.25% 1/20/34		410,000	514,550
8.75% 2/4/25		545,000	705,775
12.25% 3/6/30		685,000	1,171,350
Cayman Island Government 5.95% 11/24/19 (h)		775,000	753,688
Chilean Republic 7.125% 1/11/12		3,045,000	3,337,807
Colombian Republic:
7.375% 9/18/37		2,130,000	2,332,350
11.75% 2/25/20		325,000	471,250
Congo Republic 3% 6/30/29 (f)		2,930,750	1,538,644
Croatia Republic 6.75% 11/5/19 (h)		1,755,000	1,819,953
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		405,000	421,200
8.25% 10/24/12 (h)		1,400,000	1,503,320
Dominican Republic:
1.2888% 8/30/24 (o)		1,100,000	830,500
9.04% 1/23/18 (h)		1,776,087	1,935,935
9.5% 9/27/11 (Reg. S)		1,888,297	1,949,667
Ecuador Republic 5% 2/28/25		218,000	117,720
El Salvador Republic:
7.375% 12/1/19 (h)		595,000	636,650
7.65% 6/15/35 (Reg. S)		1,265,000	1,290,300
7.75% 1/24/23 (Reg. S)		870,000	952,650
8.25% 4/10/32 (Reg. S)		375,000	403,125
Gabonese Republic 8.2% 12/12/17 (h)		1,760,000	1,887,600
Georgia Republic 7.5% 4/15/13		1,770,000	1,823,100
Ghana Republic 8.5% 10/4/17 (h)		2,150,000	2,246,750
Hungarian Republic 6.25% 1/29/20		795,000	808,913
Indonesian Republic:
5.875% 3/13/20 (h)		2,015,000	2,093,182
6.625% 2/17/37 (h)		1,475,000	1,489,750
6.875% 3/9/17 (h)		950,000	1,052,125
6.875% 1/17/18 (h)		1,510,000	1,679,875
7.5% 1/15/16 (h)		485,000	557,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
7.75% 1/17/38 (h)		$ 1,870,000	$ 2,103,750
8.5% 10/12/35 (Reg. S)		1,360,000	1,645,600
11.625% 3/4/19 (h)		1,720,000	2,476,800
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,660,000	3,165,900
Lithuanian Republic:
6.75% 1/15/15 (h)		1,815,000	1,910,288
7.375% 2/11/20 (h)		405,000	417,150
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	646,800
Peruvian Republic 7.35% 7/21/25		1,310,000	1,526,150
Philippine Republic:
6.5% 1/20/20		805,000	862,397
9.5% 2/2/30		565,000	731,675
10.625% 3/16/25		520,000	720,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	2,896,188
Republic of Serbia 6.75% 11/1/24 (h)		5,215,000	5,045,513
Russian Federation:
7.5% 3/31/30 (Reg. S)		14,397,980	16,341,707
12.75% 6/24/28 (Reg. S)		1,800,000	3,114,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,643,576
6.75% 5/30/40		805,000	785,922
6.875% 3/17/36		3,285,000	3,293,213
7% 9/26/16		965,000	1,062,755
7.25% 3/5/38		1,400,000	1,457,820
7.375% 2/5/25		4,690,000	5,135,550
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		5,690,000	5,576,200
Ukraine Government:
6.385% 6/26/12 (h)		2,015,000	1,919,288
6.75% 11/14/17 (h)		2,295,000	1,956,488
United Mexican States:
7.5% 4/8/33		425,000	494,063
8.3% 8/15/31		420,000	529,200
Uruguay Republic:
6.875% 9/28/25		585,000	608,400
8% 11/18/22		2,566,902	2,964,772
Venezuelan Republic:
1.2489% 4/20/11 (Reg. S) (o)		9,055,000	8,285,325
5.375% 8/7/10 (Reg. S)		1,535,000	1,515,813
7% 3/31/38		815,000	460,475
8.5% 10/8/14		1,360,000	1,139,000
9% 5/7/23 (Reg. S)		3,590,000	2,530,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9.25% 9/15/27		$ 2,570,000	$ 1,921,075
9.375% 1/13/34		985,000	694,425
10.75% 9/19/13		5,830,000	5,465,625
13.625% 8/15/18		4,038,000	3,896,670
Vietnamese Socialist Republic:
4% 3/12/28 (f)		2,915,000	2,302,850
6.75% 1/29/20 (h)		1,900,000	1,895,250
6.875% 1/15/16 (h)		655,000	694,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $176,443,231)			190,740,896
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,006
Eurasian Development Bank 7.375% 9/29/14 (h)		1,425,000	1,503,375
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,668,445)			1,760,381
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (a)	29,238	869,831
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(h)	1,517	15
TOTAL COMMON STOCKS (Cost $964,869)		869,846
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,295,129
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,295,129
Floating Rate Loans - 0.6%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (o)	$ 4,027,366	$ 3,554,151
Tranche C, term loan 2.1675% 12/27/15 (o)	2,458,249	2,144,822
		5,698,973
Automobiles - 0.1%
Ford Motor Co. term loan 3.2588% 12/15/13 (o)	7,803,626	7,296,391
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7364% 7/24/14 (o)	1,764,348	1,634,228
Tranche DD, term loan 2.73% 7/24/14 (o)	209,942	194,459
		1,828,687
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (o)	772,313	687,359
Tranche B, term loan 2.01% 5/23/14 (o)	3,759,176	3,345,667
		4,033,026
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (o)	4,033,801	3,766,360
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,763,669
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (o)	3,845,000	3,316,313
		10,846,342
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4788% 4/4/14 (o)	240,000	222,000
TOTAL CONSUMER DISCRETIONARY		29,925,419
FINANCIALS - 0.0%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14 (o)	3,890,000	3,948,350
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8788% 1/29/16 (o)	2,115,000	1,649,700
TOTAL FINANCIALS		5,598,050
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4788% 4/10/14 (o)	$ 2,487,407	$ 2,269,759
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (o)	4,193,320	3,553,839
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (o)	2,716,513	2,207,167
		5,761,006
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (o)	2,335,000	2,183,225
TOTAL INDUSTRIALS		7,944,231
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 2.9804% 9/24/14 (o)	910,344	796,551
Tranche B2, term loan 2.9988% 9/24/14 (o)	840,700	734,561
Tranche B3, term loan 2.9988% 9/24/14 (o)	2,850,420	2,486,991
		4,018,103
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (o)	1,777,638	1,644,315
TOTAL INFORMATION TECHNOLOGY		5,662,418
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 2/25/16 (o)	2,065,000	2,057,256
Tranche 2LN, term loan 10% 9/26/16 (o)	2,065,000	2,034,025
		4,091,281
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.7284% 7/3/15 (o)	$ 3,685,000	$ 3,606,878
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (o)	2,425,000	2,231,000
		5,837,878
UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7287% 10/10/14 (o)	945,165	760,858
Tranche B3, term loan 3.7287% 10/10/14 (o)	5,277,513	4,248,398
		5,009,256
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2288% 3/30/12 (o)	789,624	714,610
term loan 3.2506% 3/30/14 (o)	5,326,535	4,820,514
		5,535,124
TOTAL UTILITIES		10,544,380
TOTAL FLOATING RATE LOANS (Cost $65,646,581)		71,873,416
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.3125% 12/14/19 (o) (Cost $1,341,874)	1,828,711	1,590,979
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (o) (Cost $823,674)	978,000	948,660
Fixed-Income Funds - 18.9%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (p)	4,640,277	$ 490,755,690
Fidelity Floating Rate Central Fund (p)	5,600,893	529,508,434
Fidelity Mortgage Backed Securities Central Fund (p)	12,193,421	1,259,336,525
TOTAL FIXED-INCOME FUNDS (Cost $2,151,521,411)		2,279,600,649
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	4,540,594
Net Servicos de Comunicacao SA 9.25% (h)	3,458,000	3,502,172
		8,042,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,218,000	4,253,204
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	833,934
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,959,566
		4,793,500
TOTAL PREFERRED SECURITIES (Cost $14,920,175)		17,089,470
Cash Equivalents - 8.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	$ 1,010,322,987	$ 1,010,313,000
(Collateralized by U.S. Government Obligations) # (b)	39,092,391	39,092,000
TOTAL CASH EQUIVALENTS (Cost $1,049,405,000)		1,049,405,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $12,274,180,136)		12,874,198,419
NET OTHER ASSETS - (6.4)%		(776,074,890)
NET ASSETS - 100%		$ 12,098,123,529
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	$ 3,393,186	(3,257,459)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	3,902,164	(3,746,078)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,375,230	(2,280,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)

	Sept. 2037	$ 6,107,735	$ (5,863,425)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,205,571	(2,117,348)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)	August 2034	28,660	(21,463)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	34,495	(21,796)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(726)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,942)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)	Sept. 2034	38,535	(36,398)
TOTAL CREDIT DEFAULT SWAPS		$ 18,098,163	$ (17,351,856)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 13,056
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	145,260
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(79,955))	July 2014	1,135,000	128,986
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	13,514,956
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,969,885
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,740,550
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,460,588
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,214,433
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,314,690
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,253,370
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,458,924
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,734,180
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,684,200
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 66,633,078
		$ 938,027,163	$ 49,281,222
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,835,164 or 8.2% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,637,664 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,807,014.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,297 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,010,313,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 676,161,251
HSBC Securities (USA), Inc.	97,325,752
ING Financial Markets LLC	9,732,575
J.P. Morgan Securities, Inc.	64,883,835
Mizuho Securities USA, Inc.	145,988,628
RBC Capital Markets Corp.	16,220,959
$ 1,010,313,000
$39,092,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 39,092,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 21,221,859
Fidelity Floating Rate Central Fund	11,396,056
Fidelity Mortgage Backed Securities Central Fund	30,529,780
Total	$ 63,147,695
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 350,503,094	$ 490,755,690	20.4%
Fidelity Floating Rate Central Fund	578,953,113	11,395,848	99,963,018	529,508,434	19.3%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	30,529,105	300,164,349	1,259,336,525	16.0%
Total	$ 2,896,022,237	$ 41,924,953	$ 750,630,461	$ 2,279,600,649
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 869,831	$ 869,831	$ -	$ -
Financials	15	-	-	15
Utilities	1,295,129	-	1,295,129	-
Corporate Bonds	3,167,026,890	-	3,166,625,759	401,131
U.S. Government and Government Agency Obligations	3,394,468,028	-	3,394,468,028	-
U.S. Government Agency - Mortgage Securities	1,335,898,187	-	1,335,898,187	-
Asset-Backed Securities	319,455,758	-	297,959,210	21,496,548
Collateralized Mortgage Obligations	218,084,883	-	209,879,640	8,205,243
Commercial Mortgage Securities	803,438,019	-	755,260,838	48,177,181
Municipal Securities	20,652,228	-	20,652,228	-
Foreign Government and Government Agency Obligations	190,740,896	-	190,623,176	117,720
Supranational Obligations	1,760,381	-	1,760,381	-
Floating Rate Loans	71,873,416	-	71,873,416	-
Sovereign Loan Participations	1,590,979	-	1,590,979	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 948,660	$ -	$ 948,660	$ -
Fixed-Income Funds	2,279,600,649	2,279,600,649	-	-
Preferred Securities	17,089,470	-	17,089,470	-
Cash Equivalents	1,049,405,000	-	1,049,405,000	-
Total Investments in Securities:	$ 12,874,198,419	$ 2,280,470,480	$ 10,515,330,101	$ 78,397,838
Derivative Instruments:
Assets
Swap Agreements	$ 66,633,078	$ -	$ 66,633,078	$ -
Liabilities
Swap Agreements	$ (17,351,856)	$ -	$ (43,258)	$ (17,308,598)
Total Derivative Instruments:	$ 49,281,222	$ -	$ 66,589,820	$ (17,308,598)
Other Financial Instruments:
Forward Commitments	$ 528,110	$ -	$ 528,110	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,536,258
Total Unrealized Gain (Loss)	24,124,546
Cost of Purchases	1,714,784
Proceeds of Sales	(10,674,398)
Amortization/Accretion	1,808,820
Transfers in/out of Level 3	(38,809,844)
Ending Balance	$ 78,397,838
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 8,562,490
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	3,059,276
Transfers in/out of Level 3	(20,322,464)
Ending Balance	$ (17,308,598)
Realized gain (loss) on Swap Agreements for the period	$ (2,287,033)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 3,058,122

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (17,351,856)
Interest Rate Risk
Swap Agreements (a)	66,633,078	-
Total Value of Derivatives	$ 66,633,078	$ (17,351,856)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $38,205,922 and repurchase agreements of $1,049,405,000) - See accompanying schedule: Unaffiliated issuers (cost $10,122,658,725)	$ 10,594,597,770
Fidelity Central Funds (cost $2,151,521,411)	2,279,600,649
Total Investments (cost $12,274,180,136)		$ 12,874,198,419
Commitment to sell securities on a delayed delivery basis	(180,761,179)
Receivable for securities sold on a delayed delivery basis	181,289,289	528,110
Receivable for investments sold, regular delivery		52,687,091
Cash		6,572,520
Receivable for swap agreements		2,545
Receivable for fund shares sold		25,405,898
Interest receivable		78,255,177
Distributions receivable from Fidelity Central Funds		8,543,512
Unrealized appreciation on swap agreements		66,633,078
Receivable from investment adviser for expense reductions		290
Other receivables		31,991
Total assets		13,112,858,631

Liabilities
Payable for investments purchased Regular delivery	$ 419,553,627
Delayed delivery	453,993,104
Payable for swap agreements	162,275
Payable for fund shares redeemed	78,445,343
Distributions payable	1,323,455
Unrealized depreciation on swap agreements	17,351,856
Accrued management fee	3,234,896
Distribution fees payable	113,175
Other affiliated payables	1,423,423
Other payables and accrued expenses	41,448
Collateral on securities loaned, at value	39,092,500
Total liabilities		1,014,735,102

Net Assets		$ 12,098,123,529
Net Assets consist of:
Paid in capital		$ 11,785,256,330
Undistributed net investment income		65,841,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(404,490,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		651,515,924
Net Assets		$ 12,098,123,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,521,296 ÷ 12,674,326 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class T: Net Asset Value and redemption price per share ($56,440,610 ÷ 5,322,966 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class B: Net Asset Value and offering price per share ($10,342,147 ÷ 974,160 shares) A	$ 10.62

Class C: Net Asset Value and offering price per share ($81,639,600 ÷ 7,692,353 shares) A	$ 10.61

Total Bond: Net Asset Value, offering price and redemption price per share ($11,049,934,132 ÷ 1,041,212,423 shares)	$ 10.61

Class F: Net Asset Value, offering price and redemption price per share ($109,526,775 ÷ 10,321,720 shares)	$ 10.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($655,718,969 ÷ 61,861,488 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Dividends		$ 717,598
Interest		249,932,795
Income from Fidelity Central Funds		63,147,695
Total income		313,798,088

Expenses
Management fee	$ 19,663,289
Transfer agent fees	6,561,001
Distribution fees	605,907
Fund wide operations fee	2,084,376
Independent trustees' compensation	20,876
Interest	8,315
Miscellaneous	24,147
Total expenses before reductions	28,967,911
Expense reductions	(23,978)	28,943,933
Net investment income		284,854,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,853,552
Fidelity Central Funds	26,596,980
Swap agreements	17,096,035
Total net realized gain (loss)		150,546,567
Change in net unrealized appreciation (depreciation) on: Investment securities	281,225,206
Assets and liabilities in foreign currencies	2,405
Swap agreements	(1,696,109)
Delayed delivery commitments	2,190,082
Total change in net unrealized appreciation (depreciation)		281,721,584
Net gain (loss)		432,268,151
Net increase (decrease) in net assets resulting from operations		$ 717,122,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 284,854,155	$ 552,729,690
Net realized gain (loss)	150,546,567	(524,000,402)
Change in net unrealized appreciation (depreciation)	281,721,584	750,351,058
Net increase (decrease) in net assets resulting from operations	717,122,306	779,080,346
Distributions to shareholders from net investment income	(279,457,939)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(319,900,986)	(574,929,700)
Share transactions - net increase (decrease)	(269,345,329)	684,114,730
Total increase (decrease) in net assets	127,875,991	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $65,841,985 and undistributed net investment income of $60,445,769, respectively)	$ 12,098,123,529	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.223	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.360	.231	(.189)	(.141)	.105	(.294)	.183
Total from investment operations	.583	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.219)	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.253)	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.71%	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	4.29% A	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,521	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment income E	.221	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.360	.233	(.191)	(.143)	.105	(.296)	.173
Total from investment operations	.581	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.217)	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.251)	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.60	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B, C, D	5.70%	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.83% A	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.83% A	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	4.25% A	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,441	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.184	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.370	.233	(.190)	(.145)	.104	(.296)	.182
Total from investment operations	.554	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.180)	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.214)	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.62	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.42%	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	3.54% A	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,342	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.186	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.360	.232	(.189)	(.145)	.105	(.293)	.181
Total from investment operations	.546	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.182)	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.216)	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.34%	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	3.57% A	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,640	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.242	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.359	.232	(.189)	(.143)	.105	(.290)	.182
Total from investment operations	.601	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.237)	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.271)	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	5.89%	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	4.63% A	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,049,934	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28,	Period ended August 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.242	.100
Net realized and unrealized gain (loss)	.374	.359
Total from investment operations	.616	.459
Distributions from net investment income	(.242)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.276)	(.079)
Net asset value, end of period	$ 10.61	$ 10.27
Total Return B, C	6.05%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	4.73% A	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,527	$ 329
Portfolio turnover rate F	115% A	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.239	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.368	.224	(.186)	(.134)	.105	(.294)	.182
Total from investment operations	.607	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.233)	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.267)	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.60	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B, C	5.97%	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.52% A	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	4.56% A	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,719	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed-Income Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 508,428,186
Gross unrealized depreciation	(126,446,884)
Net unrealized appreciation (depreciation)	$ 381,981,302

Tax cost	$ 12,492,217,117

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $18,098,163 representing .15% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(17,351,856). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $8,807,014. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $18,098,163, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (2,286,758)	$ 2,508,127
Interest Rate Risk
Swap Agreements	19,382,793	(4,204,236)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 17,096,035	$ (1,696,109)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $17,096,035 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,696,109) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,094,103,429 and $2,072,248,021, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 155,511	$ 1,482
Class T	0%	.25%	64,502	-
Class B	.65%	.25%	44,780	32,482
Class C	.75%	.25%	341,114	84,623
			$ 605,907	$ 118,587

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,669
Class T	4,925
Class B*	8,594
Class C*	3,849
$ 34,037

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,456.19
Class T	58,310.23
Class B	14,561.30
Class C	50,630.15
Total Bond	5,692,983.10
Institutional Class	628,061.17
	$ 6,561,001

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,147 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements - continued

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $66,146.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 290

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $23,688.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net investment income
Class A	$ 2,595,098	$ 3,847,702
Class T	1,064,143	1,872,372
Class B	169,985	334,350
Class C	1,175,083	1,445,182
Total Bond	256,539,732	454,620,480
Class F	1,512,044	2,418
Institutional Class	16,401,854	41,289,271
Total	$ 279,457,939	$ 503,411,775

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11. Distributions to Shareholders - continued

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class A
Shares sold	4,083,079	5,984,791	$ 42,897,226	$ 57,444,987
Reinvestment of distributions	255,525	406,888	2,691,684	3,861,183
Shares redeemed	(2,173,213)	(3,902,315)	(22,880,769)	(36,894,839)
Net increase (decrease)	2,165,391	2,489,364	$ 22,708,141	$ 24,411,331
Class T
Shares sold	1,393,527	2,362,273	$ 14,681,933	$ 22,525,326
Reinvestment of distributions	109,084	212,303	1,147,971	2,007,899
Shares redeemed	(863,615)	(1,724,975)	(9,079,896)	(16,315,286)
Net increase (decrease)	638,996	849,601	$ 6,750,008	$ 8,217,939
Class B
Shares sold	260,927	554,201	$ 2,743,369	$ 5,314,152
Reinvestment of distributions	14,338	28,612	151,072	270,597
Shares redeemed	(181,851)	(659,643)	(1,915,071)	(6,193,443)
Net increase (decrease)	93,414	(76,830)	$ 979,370	$ (608,694)

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class C
Shares sold	2,757,521	4,153,350	$ 29,037,010	$ 39,736,399
Reinvestment of distributions	117,084	152,104	1,233,256	1,446,118
Shares redeemed	(627,538)	(1,718,977)	(6,606,629)	(16,256,813)
Net increase (decrease)	2,247,067	2,586,477	$ 23,663,637	$ 24,925,704
Total Bond
Shares sold	215,574,036	373,151,213	$ 2,267,207,885	$ 3,605,197,725
Reinvestment of distributions	26,962,478	53,605,881	283,996,344	507,857,810
Shares redeemed	(258,556,012)	(360,364,229)	(2,727,482,230)	(3,408,960,293)
Net increase (decrease)	(16,019,498)	66,392,865	$ (176,278,001)	$ 704,095,242
Class F
Shares sold	15,559,999	33,569	$ 163,979,330	$ 332,941
Reinvestment of distributions	174,414	236	1,840,120	2,418
Shares redeemed	(5,444,715)	(1,783)	(57,615,181)	(18,285)
Net increase (decrease)	10,289,698	32,022	$ 108,204,269	$ 317,074
Institutional Class
Shares sold	3,859,714	13,719,215	$ 40,507,284	$ 128,522,571
Reinvestment of distributions	1,755,410	4,940,454	18,465,212	46,673,580
Shares redeemed	(29,979,081)	(26,671,015)	(314,345,249)	(252,440,017)
Net increase (decrease)	(24,363,957)	(8,011,346)	$ (255,372,753)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TBD-F-SANN-0410
1.891919.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.79%
Actual		$ 1,000.00	$ 1,057.10	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.83%
Actual		$ 1,000.00	$ 1,057.00	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,054.20	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Total Bond	.45%
Actual		$ 1,000.00	$ 1,058.90	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,060.50	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,059.70	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations †† 51.9%	U.S. Government and U.S. Government Agency Obligations †† 49.8%
AAA 7.9%	AAA 6.8%
AA 3.9%	AA 3.2%
A 8.5%	A 10.1%
BBB 12.4%	BBB 15.3%
BB and Below 13.9%	BB and Below 15.3%
Not Rated 0.9%	Not Rated 0.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets † (1.2)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.0	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.8	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 30.1%		Corporate Bonds 34.8%
	U.S. Government and U.S. Government Agency Obligations †† 51.9%		U.S. Government and U.S. Government Agency Obligations †† 49.8%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 7.9%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 6.2%		Other Investments 6.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets † (1.2)%
* Foreign investments	8.4%	** Foreign investments	9.0%
* Futures and Swaps	8.2%	** Futures and Swaps	8.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Corporate Bonds - 26.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,543,000	$ 1,343,490
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	255,488
Inland Real Estate Corp. 4.625% 11/15/26		83,000	79,680
			335,168
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	268,313
TOTAL FINANCIALS			603,481
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	606,000
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,388,888
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		1,102,000	1,015,273
TOTAL INFORMATION TECHNOLOGY			3,404,161
TOTAL CONVERTIBLE BONDS			5,957,132
Nonconvertible Bonds - 26.1%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,957,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,928,971
5.875% 3/15/11		2,077,000	2,163,316
Tenneco, Inc. 8.625% 11/15/14		2,735,000	2,693,975
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,850,000	3,049,500
			16,793,262
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		$ 1,990,000	$ 1,999,950
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(o)		2,935,000	2,993,700
			4,993,650
Hotels, Restaurants & Leisure - 0.5%
American Casino & Entertainment Properties LLC 11% 6/15/14		970,000	851,175
Carrols Corp. 9% 1/15/13		85,000	86,063
Chukchansi Economic Development Authority 8% 11/15/13 (h)		765,000	619,650
Host Marriott LP:
6.375% 3/15/15		250,000	242,500
7.125% 11/1/13		5,360,000	5,386,800
ITT Corp. 7.375% 11/15/15		1,130,000	1,169,550
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,538,241
MGM Mirage, Inc.:
5.875% 2/27/14		980,000	818,300
7.5% 6/1/16		1,950,000	1,560,000
7.625% 1/15/17		975,000	765,375
10.375% 5/15/14 (h)		1,370,000	1,452,200
11.125% 11/15/17 (h)		975,000	1,053,000
11.375% 3/1/18 (h)		975,000	904,313
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	478,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	441,750
11.875% 7/15/15		1,450,000	1,638,500
yankee:
7% 6/15/13		3,000,000	2,977,500
7.25% 6/15/16		5,365,000	5,230,875
7.5% 10/15/27		2,025,000	1,736,438
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,145,000
9.25% 6/15/19		1,845,000	1,955,700
9.25% 6/15/19 (h)		1,800,000	1,908,000
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (h)(o)		3,010,000	2,678,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,193,750
7.25% 5/1/12		2,340,000	2,281,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (h)(o)		$ 140,000	$ 95,200
9.125% 2/1/15 (h)		1,100,000	759,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19		1,055,000	1,052,363
7.875% 10/15/14		1,350,000	1,441,125
Times Square Hotel Trust 8.528% 8/1/26 (h)		106,902	105,469
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,935,175
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)		1,210,000	1,219,075
10.875% 11/15/16 (h)		1,045,000	1,077,604
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		3,510,000	3,369,600
6.625% 12/1/14		5,325,000	5,112,000
			59,280,491
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		710,000	718,520
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,374,372
5.875% 1/15/36		13,274,000	11,670,753
6.375% 6/15/14		6,250,000	6,805,450
Lennar Corp. 12.25% 6/1/17		1,610,000	1,927,975
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,200,113
Standard Pacific Corp.:
7% 8/15/15		1,050,000	934,500
10.75% 9/15/16		2,370,000	2,476,650
			32,108,333
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,585,000	1,664,250
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 9.75% 3/1/18 (h)(j)		1,685,000	1,651,300
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	1,990,836
6.875% 5/1/12		2,441,000	2,693,238
7.625% 4/15/31		500,000	582,560
Belo Corp. 8% 11/15/16		1,665,000	1,719,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 700,000	$ 760,340
Cablevision Systems Corp. 8.625% 9/15/17 (h)		2,915,000	3,024,313
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(o)		2,195,000	2,293,775
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (h)		3,930,000	3,930,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (h)		1,694,103	2,003,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)(o)		3,865,000	4,019,600
8.375% 4/30/14 (h)(o)		2,220,000	2,253,300
Clear Channel Communications, Inc.:
5.5% 9/15/14		4,395,000	2,615,025
6.25% 3/15/11		985,000	935,750
10.75% 8/1/16		590,000	454,300
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (h)		555,000	566,100
Series B 9.25% 12/15/17 (h)		2,945,000	3,025,988
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	536,317
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,956,742
5.5% 3/15/11		382,000	399,075
5.7% 5/15/18		11,968,000	12,712,625
6.4% 3/1/40		4,490,000	4,568,458
6.45% 3/15/37		4,348,000	4,460,644
6.55% 7/1/39		9,000,000	9,397,260
COX Communications, Inc.:
4.625% 6/1/13		4,467,000	4,736,463
6.25% 6/1/18 (h)		765,000	824,072
CSC Holdings, Inc.:
8.5% 4/15/14 (h)		2,105,000	2,210,250
8.5% 6/15/15 (h)		2,340,000	2,457,000
8.625% 2/15/19 (h)		860,000	935,250
EchoStar Communications Corp.:
7.125% 2/1/16		1,345,000	1,345,000
7.75% 5/31/15		1,810,000	1,864,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		$ 1,310,000	$ 1,270,700
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,066,250
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,386,700
8.25% 2/1/30		245,000	220,500
Net Servicos de Comunicacao SA 7.5% 1/27/20 (h)		1,500,000	1,530,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	199,651
News America, Inc.:
4.75% 3/15/10		244,000	244,103
5.3% 12/15/14		876,000	963,633
6.15% 3/1/37		2,970,000	2,973,911
6.2% 12/15/34		5,330,000	5,369,836
6.65% 11/15/37		11,762,000	12,468,567
6.9% 3/1/19		2,816,000	3,234,832
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	5,838,238
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,477,983
11.625% 2/1/14		2,325,000	2,604,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,021,920
7.75% 3/15/16		2,485,000	2,478,788
Time Warner Cable, Inc.:
5% 2/1/20		11,363,000	11,254,904
5.4% 7/2/12		2,444,000	2,622,612
5.85% 5/1/17		2,607,000	2,803,234
6.2% 7/1/13		2,324,000	2,571,655
6.75% 7/1/18		13,473,000	15,068,594
Time Warner, Inc. 6.5% 11/15/36		11,565,000	12,248,688
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (h)(o)		6,465,000	5,410,397
Univision Communications, Inc. 12% 7/1/14 (h)		1,955,000	2,121,175
UPC Holding BV 9.875% 4/15/18 (h)		555,000	574,425
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,649,407
6.25% 4/30/16		5,600,000	6,257,759
6.75% 10/5/37		1,460,000	1,533,501
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Videotron Ltd.:
9.125% 4/15/18 (h)		$ 1,680,000	$ 1,822,800
9.125% 4/15/18		1,630,000	1,768,550
Visant Holding Corp. 8.75% 12/1/13		450,000	456,750
			210,155,022
Multiline Retail - 0.1%
Matahari International Finance Co. BV 10.75% 8/7/12		1,925,000	1,953,875
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (o)		2,700,000	2,646,000
10.375% 10/15/15		455,000	452,725
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		3,090,000	2,773,275
			7,825,875
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19		4,050,000	4,333,500
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		5,060,000	5,540,700
Toys 'R' Us, Inc. 7.375% 10/15/18		735,000	690,900
			10,565,100
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16		1,270,000	1,308,100
TOTAL CONSUMER DISCRETIONARY			346,345,383
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,973,062
7.75% 1/15/19 (h)		4,750,000	5,717,537
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	104,375
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,129,672
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,121,473
			25,046,119
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	211,250
7.75% 6/15/26		600,000	525,000
8% 5/1/31		2,385,000	2,080,913
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.:
0.5556% 6/1/10 (o)		$ 2,296,000	$ 2,296,840
6.036% 12/10/28		14,022,760	14,005,232
6.302% 6/1/37 (o)		9,771,000	8,940,465
Rite Aid Corp.:
8.625% 3/1/15		1,910,000	1,604,400
9.375% 12/15/15		710,000	592,850
9.5% 6/15/17		775,000	641,313
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	329,963
7.5% 11/15/14		1,595,000	1,602,975
8% 5/1/16		4,285,000	4,285,000
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,225,150
Tops Markets LLC 10.125% 10/15/15 (h)		1,825,000	1,861,500
			41,202,851
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	10,285,282
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	465,238
Dean Foods Co.:
6.9% 10/15/17		2,220,000	2,053,500
7% 6/1/16		1,590,000	1,510,500
Dole Food Co., Inc. 8% 10/1/16 (h)		3,500,000	3,570,000
General Mills, Inc. 5.65% 2/15/19		1,586,000	1,708,212
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	10,998,673
5.625% 11/1/11		3,660,000	3,886,539
6.125% 2/1/18		5,261,000	5,771,790
6.75% 2/19/14		540,000	613,310
			40,863,044
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,908,366
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	28,448,635
9.95% 11/10/38		7,025,000	9,300,566
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.:
4.875% 5/16/13		$ 9,347,000	$ 10,068,701
5.65% 5/16/18		7,161,000	7,740,533
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	3,157,578
7.25% 6/15/37		4,865,000	5,023,497
			63,739,510
TOTAL CONSUMER STAPLES			172,759,890
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,695,963
7.75% 5/15/17		2,675,000	2,601,438
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,908,706
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,295,000
Hercules Offshore, Inc. 10.5% 10/15/17 (h)		1,940,000	1,930,300
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,743,682
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,861,761
5.15% 3/15/13		2,277,000	2,422,425
7% 3/15/38		5,880,000	6,139,814
9.625% 3/1/19		1,500,000	1,911,065
			29,510,154
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (h)		815,000	810,925
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	16,221,475
6.45% 9/15/36		2,115,000	2,217,377
Antero Resources Finance Corp. 9.375% 12/1/17 (h)		3,190,000	3,253,800
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,030,000	1,071,200
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,608,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,513,400
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,746,435
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,842,250
5.7% 5/15/17		16,009,000	17,297,676
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)		$ 3,198,000	$ 3,373,813
6.75% 11/15/39 (h)		3,322,000	3,650,317
Chesapeake Energy Corp.:
6.5% 8/15/17		1,110,000	1,054,500
6.875% 1/15/16		300,000	294,000
7.5% 9/15/13		2,265,000	2,293,313
7.5% 6/15/14		1,105,000	1,116,050
7.625% 7/15/13		895,000	930,800
9.5% 2/15/15		2,005,000	2,180,438
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,794,410
5.75% 2/1/19		2,930,000	3,216,604
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,144,800
Drummond Co., Inc.:
7.375% 2/15/16		5,390,000	5,012,700
9% 10/15/14 (h)		1,730,000	1,730,000
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,092,806
6.75% 2/15/32		10,542,000	10,999,238
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,315,715
6.45% 11/3/36 (h)		2,400,000	2,405,813
6.875% 2/1/11		2,313,000	2,432,295
7.875% 8/16/10		1,037,000	1,069,577
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	987,984
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,955,896
6.5% 4/15/18		2,372,000	2,611,318
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,208,796
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,130,276
5.65% 4/1/13		697,000	758,894
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,202,275
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,974,375
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,122,879
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	2,212,313
9.125% 7/2/18 (h)		1,340,000	1,534,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
11.75% 1/23/15 (h)		$ 1,860,000	$ 2,301,750
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,173,120
Massey Energy Co. 6.875% 12/15/13		2,975,000	2,952,688
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		3,578,000	3,765,770
6.85% 1/15/40 (h)		13,582,000	14,676,777
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,775,000	1,704,000
Nakilat, Inc.:
6.067% 12/31/33 (h)		4,384,000	3,903,427
6.267% 12/31/33 (Reg. S)		835,000	755,675
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,426
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,137,985
5.2% 3/10/15		909,000	966,950
5.875% 3/10/35		240,000	228,975
6.4% 5/15/37		3,645,000	3,682,212
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,997,520
OPTI Canada, Inc.:
8.25% 12/15/14		1,595,000	1,413,649
9% 12/15/12 (h)		1,680,000	1,713,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	435,625
8.75% 12/1/13		610,000	646,600
Pemex Project Funding Master Trust:
1.5536% 6/15/10 (h)(o)		1,245,000	1,245,000
6.625% 6/15/35		625,000	596,599
Petro-Canada:
6.05% 5/15/18		3,850,000	4,166,505
6.8% 5/15/38		8,950,000	9,838,842
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,275,891
6.875% 1/20/40		9,670,000	9,849,775
7.875% 3/15/19		10,219,000	11,751,850
8.375% 12/10/18		160,000	190,464
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,485,000
9.125% 7/15/13		3,845,000	4,008,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
10.5% 8/1/14		$ 3,025,000	$ 3,289,688
Petroleos de Venezuela SA:
5.25% 4/12/17		5,965,000	3,608,825
5.375% 4/12/27		6,540,000	3,188,250
Petroleos Mexicanos 6% 3/5/20 (h)		775,000	788,563
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	737,363
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petroleum Export Ltd.:
4.623% 6/15/10		21,111	21,006
4.633% 6/15/10		78,889	78,494
5.265% 6/15/11 (Reg. S)		525,349	522,722
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,512,900
7.5% 1/15/20		3,295,000	3,286,763
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,706,018
7.75% 10/15/12		2,358,000	2,662,856
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,904,900
8.625% 10/15/19		2,105,000	2,189,200
10% 3/1/16		3,215,000	3,504,350
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,782,400
9.125% 8/15/19		2,040,000	2,101,200
11.75% 1/1/16		2,255,000	2,548,150
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,688,300	2,929,234
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,974,230
5.5% 9/30/14 (h)		6,670,000	7,036,850
5.832% 9/30/16 (h)		1,343,000	1,419,618
6.332% 9/30/27 (h)		1,840,000	1,882,504
6.75% 9/30/19 (h)		4,366,000	4,764,398
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	3,019,154
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,791,185
Teekay Corp. 8.5% 1/15/20		1,350,000	1,380,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		$ 2,680,000	$ 2,850,850
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	2,228,218
Venoco, Inc. 11.5% 10/1/17		1,940,000	2,007,900
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,910,006
5.65% 4/1/16		1,200,000	1,344,518
YPF SA 10% 11/2/28		2,325,000	2,336,625
			345,474,734
TOTAL ENERGY			374,984,888
FINANCIALS - 9.4%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (o)		2,340,000	2,340,950
4.5% 10/28/10		1,833,000	1,879,721
5.3% 10/30/15		1,170,000	1,243,504
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,308,808
Citigroup Capital XXI 8.3% 12/21/77 (o)		4,231,848	3,914,459
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		970,000	960,300
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,360,754
5.625% 1/15/17		3,200,000	3,264,150
5.95% 1/18/18		3,989,000	4,186,459
6.15% 4/1/18		4,275,000	4,515,730
6.75% 10/1/37		18,895,000	18,319,931
7.5% 2/15/19		1,757,000	2,010,878
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,399,000	2,423,453
6.5% 6/15/12		4,172,000	4,179,868
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,376,385
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,242,260
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,900,161
7.125% 5/15/15		1,377,000	1,465,061
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	18,094,712
6.4% 8/28/17		2,720,000	2,831,952
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18		$ 6,836,000	$ 7,202,745
Morgan Stanley:
0.4994% 1/9/12 (o)		9,924,000	9,734,650
4.75% 4/1/14		2,429,000	2,469,044
5.05% 1/21/11		3,045,000	3,152,696
5.25% 11/2/12		244,000	260,796
5.45% 1/9/17		2,238,000	2,280,535
5.625% 9/23/19		11,500,000	11,402,112
5.95% 12/28/17		5,050,000	5,205,091
6% 5/13/14		17,110,000	18,506,587
6.6% 4/1/12		5,719,000	6,221,260
6.625% 4/1/18		15,268,000	16,244,892
6.75% 4/15/11		836,000	883,231
7.3% 5/13/19		8,304,000	9,181,849
MU Finance PLC 8.375% 2/1/17 (h)		2,735,000	2,564,063
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,817,759
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	996,671
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,193,785
UBS AG Stamford Branch 5.75% 4/25/18		16,505,000	17,025,172
			228,162,434
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		940,000	1,017,550
Bank of America NA:
5.3% 3/15/17		3,315,000	3,261,387
6% 10/15/36		690,000	629,531
Bank One Corp. 5.25% 1/30/13		930,000	1,002,993
Barclays Bank PLC:
5% 9/22/16		15,675,000	16,003,203
5.125% 1/8/20		12,437,000	12,211,729
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	2,024,750
BB&T Corp. 6.5% 8/1/11		1,243,000	1,322,536
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,583,075
Credit Suisse New York Branch 6% 2/15/18		16,107,000	16,920,838
Credit Suisse New York Branch 5% 5/15/13		9,569,000	10,294,292
Credit Suisse New York Branch 5.4% 1/14/20		9,648,000	9,690,046
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (h)(o)		3,914,986	3,719,237
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Development Bank of Philippines 8.375% (o)		$ 1,355,000	$ 1,402,425
Discover Bank 8.7% 11/18/19		12,480,000	13,464,897
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,505,000	5,257,275
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	3,006,114
5.25% 2/10/14 (h)		565,000	600,130
5.5% 10/17/12		2,256,000	2,419,781
Fifth Third Bancorp:
4.5% 6/1/18		123,000	109,922
8.25% 3/1/38		2,099,000	2,162,056
Fifth Third Capital Trust IV 6.65% 4/15/37 (o)		5,260,000	4,181,700
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,597,475
HSBC Holdings PLC:
0.4544% 10/6/16 (o)		1,143,000	1,098,287
6.5% 9/15/37		8,400,000	8,618,064
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		2,775,000	2,837,438
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,252,020
KeyBank NA:
5.8% 7/1/14		3,619,000	3,696,671
7% 2/1/11		1,124,000	1,177,165
Korea Development Bank 4.625% 9/16/10		1,833,000	1,860,392
Lloyds TSB Bank PLC 5.8% 1/13/20 (h)		8,250,000	7,983,137
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (h)(o)		720,797	672,692
PNC Funding Corp.:
0.3888% 1/31/12 (o)		5,982,000	5,898,497
3.625% 2/8/15		6,137,000	6,171,490
Regions Financial Corp. 7.75% 11/10/14		6,120,000	6,296,225
RSHB Capital SA 9% 6/11/14 (h)		405,000	456,638
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (h)(o)		1,131,473	1,087,708
5.805% 6/20/16 (h)(o)		4,204,000	4,148,318
Sovereign Bank 1.9588% 8/1/13 (o)		985	972
Standard Chartered Bank 6.4% 9/26/17 (h)		3,365,000	3,605,389
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,902,869
Union Planters Corp. 7.75% 3/1/11		600,000	603,993
UnionBanCal Corp. 5.25% 12/16/13		662,000	696,882
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15		$ 1,408,000	$ 1,463,668
6.6% 1/15/38		9,000,000	9,241,630
Wachovia Corp.:
0.3789% 4/23/12 (o)		543,000	536,643
0.3813% 10/15/11 (o)		4,016,000	3,994,655
5.625% 10/15/16		3,399,000	3,518,339
5.75% 6/15/17		2,933,000	3,096,116
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,981,496
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	612,979
Zions Bancorp 7.75% 9/23/14		3,590,000	3,452,894
			216,846,209
Consumer Finance - 1.2%
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	8,027,222
Capital One Financial Corp.:
5.7% 9/15/11		5,251,000	5,519,667
7.375% 5/23/14		7,440,000	8,528,784
Discover Financial Services:
0.7843% 6/11/10 (o)		1,604,000	1,599,456
6.45% 6/12/17		9,775,000	9,454,849
10.25% 7/15/19		11,010,000	13,028,397
Ford Motor Credit Co. LLC:
7.5% 8/1/12		3,600,000	3,609,000
8% 6/1/14		3,390,000	3,423,900
8% 12/15/16		2,135,000	2,143,835
8.125% 1/15/20		4,105,000	4,098,962
12% 5/15/15		3,440,000	3,913,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,131,938
5.625% 5/1/18		25,000,000	25,707,725
5.875% 1/14/38		14,000,000	12,997,502
6.375% 11/15/67 (o)		9,000,000	8,010,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,388,225
8% 11/1/31		1,600,000	1,468,000
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,979,419
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,350,191
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.: - continued
5.25% 1/15/14		$ 1,054,000	$ 1,117,717
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	762,436
MBNA Corp. 7.5% 3/15/12		1,608,000	1,759,096
National Money Mart Co. 10.375% 12/15/16 (h)		2,975,000	3,108,875
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,246,061
ORIX Corp. 5.48% 11/22/11		385,000	395,217
SLM Corp.:
0.4536% 3/15/11 (o)		112,000	107,809
0.4789% 10/25/11 (o)		12,343,000	11,636,585
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		303,861	317,626
			148,831,494
Diversified Financial Services - 1.3%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,648,086
8% (o)		970,000	921,500
8.125% (o)		2,910,000	2,779,050
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,863,350
CIT Group, Inc.:
7% 5/1/13		362,745	340,073
7% 5/1/14		544,117	500,588
7% 5/1/15		544,117	493,786
7% 5/1/16		906,861	809,373
7% 5/1/17		1,269,604	1,123,600
Citigroup, Inc.:
0.34% 5/18/11 (o)		2,811,000	2,784,433
5.3% 10/17/12		9,674,000	10,163,340
5.5% 4/11/13		13,549,000	14,182,362
6.125% 5/15/18		15,634,000	15,686,608
6.5% 1/18/11		1,307,000	1,360,445
6.5% 8/19/13		10,774,000	11,588,988
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,706,701
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (h)		2,110,000	2,051,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (h)		2,605,000	2,461,725
8% 1/15/18 (h)		2,605,000	2,461,725
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(o)		1,250,000	662,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.4% 2/15/12		$ 2,864,000	$ 2,636,793
5.625% 9/20/13		380,000	324,143
5.65% 6/1/14		11,820,000	10,034,672
6.375% 3/25/13		1,858,000	1,636,445
6.625% 11/15/13		3,526,000	3,102,880
JPMorgan Chase & Co.:
4.891% 9/1/15 (o)		2,729,000	2,753,648
5.6% 6/1/11		2,139,000	2,262,735
5.75% 1/2/13		2,217,000	2,410,600
6.75% 2/1/11		376,000	395,720
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		405,000	402,975
Leucadia National Corp. 7.125% 3/15/17		485,000	475,300
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,605,000	5,713,325
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	967,385
5.5% 1/15/14 (h)		695,000	663,745
5.7% 4/15/17 (h)		1,696,000	1,501,861
SIRENS B.V. Series 2007-2 Class A1, 2.0513% 4/13/10 (h)(o)		10,000,000	9,771,000
Sunwest Management, Inc. 7.9726% 2/10/15		370,194	259,135
TMK Capital SA 10% 7/29/11		2,000,000	2,092,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,310,913
UPC Germany GmbH 8.125% 12/1/17 (h)		2,820,000	2,841,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(o)		4,780,000	4,253,337
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,179,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,517,344
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,812,500
			154,909,714
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,232,584
6.2% 5/16/14		6,893,000	7,758,375
7.45% 5/16/19		6,826,000	8,016,782
American International Group, Inc.:
4.25% 5/15/13		645,000	596,284
5.05% 10/1/15		450,000	380,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.45% 5/18/17		$ 1,655,000	$ 1,344,989
5.6% 10/18/16		1,820,000	1,506,485
5.85% 1/16/18		570,000	460,254
8.175% 5/15/68 (o)		7,875,000	5,315,625
8.25% 8/15/18		650,000	596,469
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,992,916
6.75% 2/15/34		1,967,000	1,838,421
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	588,115
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,341,900
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	804,008
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	504,979
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		8,000,000	9,878,352
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (h)(o)		7,114,000	7,035,746
MetLife, Inc.:
5% 6/15/15		1,163,000	1,227,259
6.125% 12/1/11		990,000	1,067,369
6.75% 6/1/16		7,610,000	8,454,512
7.717% 2/15/19		5,192,000	6,036,972
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,348,251
5.125% 4/10/13 (h)		559,000	603,773
5.125% 6/10/14 (h)		6,751,000	7,245,139
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,729,978
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,347,074
New York Life Insurance Co. 6.75% 11/15/39 (h)		6,360,000	6,852,862
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,958,379
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,800,000	11,718,017
Pacific LifeCorp 6% 2/10/20 (h)		5,766,000	5,719,128
Provident Companies, Inc. 7% 7/15/18		785,000	800,161
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,292,655
4.75% 9/17/15		11,000,000	11,375,496
5.15% 1/15/13		2,167,000	2,307,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35		$ 452,000	$ 402,931
5.5% 3/15/16		425,000	447,052
5.7% 12/14/36		384,000	359,502
6.2% 1/15/15		1,180,000	1,298,465
7.375% 6/15/19		3,230,000	3,714,061
8.875% 6/15/38 (o)		1,915,000	2,056,231
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	3,059,952
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	5,054,822
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,397,815
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,259,372
			173,326,854
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	387,992
5.5% 1/15/12		1,759,000	1,855,585
Camden Property Trust:
5.375% 12/15/13		656,000	688,553
5.875% 11/30/12		2,958,000	3,102,200
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	3,010,237
5% 5/3/10		2,241,000	2,242,129
5.25% 4/15/11		2,432,000	2,423,721
5.375% 10/15/12		1,286,000	1,269,341
Duke Realty LP:
4.625% 5/15/13		627,000	634,759
5.875% 8/15/12		1,009,000	1,056,359
Equity One, Inc.:
6% 9/15/17		854,000	798,979
6.25% 12/15/14		5,251,000	5,414,500
6.25% 1/15/17		494,000	486,196
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	435,234
5.9% 4/1/20		2,450,000	2,462,025
6% 7/15/12		2,933,000	3,142,484
6.2% 1/15/17		620,000	639,064
HMB Capital Trust V 3.8536% 12/15/36 (c)(h)(o)		270,000	27
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 899,215
6.25% 6/15/17		1,232,000	1,199,300
6.65% 1/15/18		618,000	610,262
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,371,661
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	6,930,000
7% 1/15/16		1,960,000	1,945,300
Rouse Co.:
5.375% 11/26/13 (c)		145,000	154,425
7.2% 9/15/12 (c)		10,000	11,200
Senior Housing Properties Trust 8.625% 1/15/12		250,000	258,125
UDR, Inc. 5.5% 4/1/14		2,755,000	2,843,283
Washington (REIT) 5.95% 6/15/11		3,637,000	3,742,819
			55,014,975
Real Estate Management & Development - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,694,815
Arden Realty LP 5.2% 9/1/11		1,339,000	1,402,398
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,079,000	4,156,893
5.7% 5/1/17		5,943,000	5,598,764
5.75% 4/1/12		2,463,000	2,537,323
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,906,106
Duke Realty LP:
5.4% 8/15/14		5,247,000	5,329,987
5.625% 8/15/11		2,957,000	3,073,302
5.95% 2/15/17		699,000	687,216
6.25% 5/15/13		14,190,000	14,982,236
6.5% 1/15/18		3,795,000	3,781,031
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,382,788
5.375% 8/1/16		2,681,000	2,764,457
5.5% 10/1/12		3,655,000	3,908,785
5.75% 6/15/17		9,733,000	10,083,261
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	592,054
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP:
6.875% 11/1/14		$ 835,000	$ 832,913
9% 5/15/17 (h)		2,135,000	2,284,450
Liberty Property LP:
5.125% 3/2/15		848,000	844,276
5.5% 12/15/16		1,487,000	1,458,665
6.625% 10/1/17		3,785,000	3,870,284
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,258
7.75% 2/15/11		976,000	1,025,110
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,359,925
6.3% 6/1/13		2,397,000	2,492,300
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,502,010
Regency Centers LP:
4.95% 4/15/14		611,000	586,907
5.25% 8/1/15		2,133,000	2,160,774
5.875% 6/15/17		1,056,000	1,050,996
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,702,586
4.6% 6/15/10		584,000	589,716
4.875% 8/15/10		675,000	685,679
6.75% 2/1/40		9,616,000	9,664,292
Tanger Properties LP 6.15% 11/15/15		24,000	24,832
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (h)		6,200,000	6,681,535
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)		2,455,000	2,491,825
Ventas Realty LP:
6.5% 6/1/16		105,000	104,738
6.5% 6/1/16		450,000	448,875
6.625% 10/15/14		3,505,000	3,540,050
6.75% 4/1/17		250,000	250,000
			119,547,412
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,210,297
5.65% 5/1/18		12,000,000	11,969,880
6.5% 8/1/16		9,000,000	9,674,649
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14		$ 1,930,000	$ 2,170,208
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,105,356
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,456,775
Independence Community Bank Corp.:
2.0706% 4/1/14 (o)		4,218,000	4,164,318
4.9% 9/23/10		1,696,000	1,732,294
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	36,500
			45,520,277
TOTAL FINANCIALS			1,142,159,369
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		2,956,000	3,279,487
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,259,250
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,438,950
11.625% 10/15/17		5,185,000	5,742,388
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (h)		1,485,000	1,440,450
9% 5/15/16		2,790,000	2,803,950
			18,684,988
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (h)		1,705,000	1,824,350
12.375% 11/1/14 (h)		985,000	1,061,338
Community Health Systems, Inc. 8.875% 7/15/15		4,985,000	5,159,475
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,655,213
6.3% 8/15/14		3,618,000	3,689,336
DASA Finance Corp. 8.75% 5/29/18 (h)		405,000	429,300
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,668,117
6.25% 6/15/14		4,238,000	4,744,102
7.25% 6/15/19		2,744,000	3,193,352
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
8.5% 4/15/19 (h)		$ 3,030,000	$ 3,249,675
9.125% 11/15/14		3,905,000	4,114,894
9.25% 11/15/16		4,905,000	5,211,563
9.625% 11/15/16 pay-in-kind (o)		11,255,066	12,042,921
9.875% 2/15/17 (h)		540,000	583,200
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	935,750
7.75% 7/15/15 (h)		775,000	722,688
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	1,039,775
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	66,560
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,175
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (h)		3,985,000	3,915,263
Viant Holdings, Inc. 10.125% 7/15/17 (h)		26,000	25,350
			61,342,397
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,417,238
Pharmaceuticals - 0.1%
AstraZeneca PLC 5.9% 9/15/17		3,520,000	3,987,203
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,180,739
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,122,920
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,436,198
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,043,704
			17,770,764
TOTAL HEALTH CARE			109,494,874
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)		8,071,000	8,858,657
6.4% 12/15/11 (h)		818,000	880,665
BE Aerospace, Inc. 8.5% 7/1/18		2,875,000	3,011,563
Bombardier, Inc. 6.3% 5/1/14 (h)		340,000	349,350
Triumph Group, Inc. 8% 11/15/17 (h)		2,080,000	2,100,800
			15,201,035
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines, Inc. 10.5% 10/15/12 (h)		$ 3,200,000	$ 3,280,000
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,339,150
6.977% 11/23/22		1,052,377	831,378
6.978% 10/1/12		248,187	246,946
8.608% 10/1/12		960,000	926,400
10.375% 7/2/19		1,891,877	2,118,902
AMR Corp. 9% 8/1/12		485,000	404,975
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		268,992	253,525
7.73% 9/15/12		18,833	18,551
7.875% 7/2/18		1,418,256	1,226,791
9.798% 4/1/21		632,995	566,531
6.648% 3/15/19		2,973,301	2,869,236
6.82% 5/1/18		221,731	207,873
6.9% 7/2/19		834,780	827,476
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,060,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		350,562	336,540
7.57% 11/18/10		11,016,000	11,195,010
8.021% 8/10/22		1,705,500	1,552,005
8.954% 8/10/14		2,310,672	2,137,371
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,039,635	935,672
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,971,391	1,660,897
8.36% 7/20/20		1,464,646	1,351,136
United Air Lines, Inc.:
9.875% 8/1/13 (h)		785,000	786,963
12% 11/1/13 (h)		995,000	965,150
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		855,119	658,442
9.75% 1/15/17		2,400,000	2,502,000
12% 1/15/16 (h)		855,000	857,138
			45,116,058
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (h)		795,000	862,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
3.7488% 2/1/15 (o)		$ 5,440,000	$ 4,868,800
8.5% 2/1/15		2,775,000	2,802,750
Clean Harbors, Inc. 7.625% 8/15/16		1,060,000	1,070,600
United Rentals North America, Inc.:
7.75% 11/15/13		1,955,000	1,823,038
9.25% 12/15/19		1,965,000	1,906,050
			13,333,813
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (h)		460,000	462,300
Odebrecht Overseas Ltd. 9.625%		150,000	151,875
			614,175
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,595,647
5.45% 10/15/12		618,000	678,623
6% 10/15/17		2,929,000	3,234,732
General Electric Co. 5.25% 12/6/17		17,730,000	18,605,951
Otter Tail Corp. 9% 12/15/16		2,410,000	2,506,400
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,372,550
13.5% 12/1/15 pay-in-kind (h)		901,711	892,694
			29,886,597
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	636,958
Case Corp. 7.25% 1/15/16		1,780,000	1,775,550
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,372,663
Navistar International Corp. 8.25% 11/1/21		1,610,000	1,626,100
Oshkosh Corp. 8.25% 3/1/17 (h)		980,000	980,000
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		1,870,000	1,898,050
9.5% 8/1/14 (h)		652,000	655,260
11.75% 8/1/16		1,860,000	1,934,400
Terex Corp. 8% 11/15/17		2,284,000	2,135,540
			14,014,521
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)		$ 1,005,000	$ 1,020,075
9.5% 12/15/14		3,070,000	3,039,300
			4,059,375
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,790,000	1,790,000
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,807,388
7.75% 5/15/16		3,975,000	3,587,438
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,148,394
10.5% 1/1/16		2,240,000	2,307,200
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,285,000	2,056,500
			17,906,920
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (o)		1,819,687	1,928,868
TOTAL INDUSTRIALS			143,851,362
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (o)		2,056,000	1,818,232
Cisco Systems, Inc.:
4.45% 1/15/20		6,126,000	6,120,860
5.5% 1/15/40		6,126,000	5,942,165
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	3,834,000
6.5% 1/15/28		1,940,000	1,367,700
			19,082,957
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		5,910,000	5,895,225
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (h)		1,510,000	1,517,550
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,017,025
8.25% 3/15/18		2,360,000	2,519,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 2,950,000	$ 3,198,785
6% 10/1/12		3,877,000	4,196,853
6.55% 10/1/17		2,360,000	2,597,168
			17,046,681
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,530,000
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,794,175
			6,324,175
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,610,000	2,479,500
First Data Corp.:
9.875% 9/24/15		4,450,000	3,849,250
10.55% 9/24/15 pay-in-kind (o)		2,415,000	1,982,816
			8,311,566
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,127,125
Xerox Corp. 5.5% 5/15/12		1,602,000	1,705,398
			9,832,523
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)		2,535,000	2,566,688
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,966,625
9.25% 6/1/16		2,610,000	2,701,350
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (o)		2,441,044	2,080,261
10.125% 12/15/16		2,560,000	1,977,600
National Semiconductor Corp. 0.5036% 6/15/10 (o)		3,100,704	3,095,929
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,701,300
			17,089,753
TOTAL INFORMATION TECHNOLOGY			83,582,880
MATERIALS - 1.7%
Chemicals - 0.5%
Berry Plastics Corp. 5.0013% 2/15/15 (o)		1,975,000	1,836,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 9,460,000	$ 10,069,716
7.6% 5/15/14		15,028,000	17,167,942
8.55% 5/15/19		10,360,000	12,524,339
E.I. du Pont de Nemours & Co. 4.625% 1/15/20		8,002,000	8,085,853
Huntsman International LLC 5.5% 6/30/16 (h)		3,195,000	2,819,588
Lubrizol Corp. 8.875% 2/1/19		928,000	1,169,448
NOVA Chemicals Corp.:
3.6494% 11/15/13 (o)		2,720,000	2,454,800
6.5% 1/15/12		4,240,000	4,208,200
8.375% 11/1/16 (h)		1,940,000	1,910,900
8.625% 11/1/19 (h)		1,935,000	1,910,813
			64,158,349
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,954,506
Containers & Packaging - 0.2%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (h)		3,805,000	3,805,000
8.875% 9/15/14 (h)		2,455,000	2,326,113
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,867,500
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,839,346
6.4% 1/15/18		1,749,000	1,880,640
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,381,125
9.25% 3/15/16 (h)		505,000	542,875
Vitro SAB de CV 8.625% 2/1/12 (c)		6,020,000	2,724,050
			19,366,649
Metals & Mining - 0.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (h)		1,200,000	1,053,000
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	7,190,075
9.375% 4/8/19 (h)		14,140,000	18,086,375
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,120,109
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,214,883
CSN Islands XI Corp. 6.875% 9/21/19 (h)		1,500,000	1,518,750
Edgen Murray Corp. 12.25% 1/15/15 (h)		4,970,000	4,497,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)		$ 3,100,000	$ 3,053,500
Evraz Group SA 8.875% 4/24/13 (h)		2,200,000	2,271,500
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,886,900
10.625% 9/1/16 (h)		789,000	877,763
McJunkin Red Man Corp. 9.5% 12/15/16 (h)		5,660,000	5,688,300
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,589,610
6.5% 7/15/18		9,474,000	10,681,622
7.125% 7/15/28		8,900,000	10,122,682
8.95% 5/1/14		7,108,000	8,625,210
Severstal Columbus LLC 10.25% 2/15/18 (h)		2,940,000	3,028,200
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,161,600
7.375% 11/1/12		1,985,000	2,004,850
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,627,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,228,027
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,300,986
			103,829,542
Paper & Forest Products - 0.1%
Domtar Corp.:
7.125% 8/15/15		5,195,000	5,207,988
10.75% 6/1/17		2,420,000	2,825,350
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (o)		100,000	80,000
11.5% 7/1/14 (h)		3,795,000	4,041,675
			12,155,013
TOTAL MATERIALS			201,464,059
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Alestra SA de RL de CV 11.75% 8/11/14		635,000	715,963
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	3,001,180
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,399,276
6.3% 1/15/38		40,171,000	40,911,874
6.7% 11/15/13		1,173,000	1,336,167
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30		$ 899,000	$ 1,038,256
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,886,804
Cincinnati Bell, Inc.:
8.25% 10/15/17		2,515,000	2,515,000
8.375% 1/15/14		2,870,000	2,898,700
Citizens Communications Co.:
7.875% 1/15/27		925,000	827,875
9% 8/15/31		2,260,000	2,192,200
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		5,555,000	5,416,125
Frontier Communications Corp.:
8.125% 10/1/18		3,615,000	3,578,850
8.25% 5/1/14		2,245,000	2,301,125
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (o)		6,742,890	6,529,365
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,478,000
7.625% 4/15/12		5,610,000	5,581,950
11.25% 6/15/16		1,035,000	1,104,863
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	989,925
8.875% 6/30/17 (h)		995,000	999,975
9.5% 7/15/15		1,965,000	1,925,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (h)		2,450,000	2,437,750
7.5% 2/15/14		1,310,000	1,323,100
8% 10/1/15 (h)		2,050,000	2,121,750
Qwest Corp. 3.5036% 6/15/13 (o)		80,000	78,400
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,361,371
5.875% 2/1/12		2,733,000	2,945,756
5.875% 8/15/12		978,000	1,072,694
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	13,809,225
8.75% 3/15/32		165,000	145,613
Telecom Italia Capital SA:
4.95% 9/30/14		3,208,000	3,348,754
5.25% 10/1/15		1,177,000	1,235,280
6.999% 6/4/18		1,793,000	1,966,310
7.175% 6/18/19		14,000,000	15,458,212
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36		$ 7,240,000	$ 7,564,678
Telefonica Emisiones SAU 6.421% 6/20/16		1,162,000	1,300,485
U.S. West Communications 7.5% 6/15/23		3,760,000	3,590,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,572,490
6.25% 4/1/37		2,348,000	2,410,020
6.4% 2/15/38		7,621,000	7,978,219
6.9% 4/15/38		6,295,000	6,994,966
Verizon New England, Inc. 6.5% 9/15/11		891,000	948,921
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,908,272
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,852,450
			193,054,689
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (h)		4,920,000	4,797,000
Cleveland Unlimited, Inc. 13% 12/15/10 (h)(o)		1,260,000	1,184,400
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,955,838
9.375% 11/1/14		2,290,000	2,278,550
10% 7/15/15		2,130,000	2,145,975
Crown Castle International Corp. 9% 1/15/15		1,330,000	1,436,400
Digicel Group Ltd.:
8.25% 9/1/17 (h)		3,090,000	2,920,050
8.875% 1/15/15 (h)		8,435,000	8,055,425
9.125% 1/15/15 pay-in-kind (h)(o)		3,840,000	3,705,600
12% 4/1/14 (h)		3,545,000	3,934,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)		9,282,000	9,703,431
5.875% 10/1/19 (h)		9,040,000	9,479,335
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,014,701
11.5% 6/15/16		6,575,000	7,002,375
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	559,625
8.875% 1/15/15		6,110,000	6,216,925
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,049,850
9.25% 11/1/14		1,560,000	1,556,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13		$ 2,595,000	$ 2,692,313
Mobile Telesystems Finance SA 8% 1/28/12 (h)		1,621,000	1,712,181
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	5,939,588
6.875% 10/31/13		9,105,000	8,740,800
7.375% 8/1/15		5,645,000	5,207,513
NII Capital Corp.:
8.875% 12/15/19 (h)		2,695,000	2,748,900
10% 8/15/16 (h)		3,310,000	3,591,350
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		4,480,000	4,032,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,726,200
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,510,050
8.375% 8/15/17		805,000	776,825
Telecom Personal SA 9.25% 12/22/10 (h)		1,055,000	1,090,606
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,614,845
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		2,650,000	2,838,813
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,471,798
5.5% 6/15/11		2,760,000	2,911,875
			132,602,187
TOTAL TELECOMMUNICATION SERVICES			325,656,876
UTILITIES - 2.1%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17		1,753,000	1,941,346
Commonwealth Edison Co.:
5.4% 12/15/11		2,948,000	3,154,039
5.8% 3/15/18		10,485,000	11,378,301
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	5,024,176
EDP Finance BV:
4.9% 10/1/19 (h)		6,700,000	6,503,871
6% 2/2/18 (h)		9,619,000	10,085,214
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		215,000	209,088
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,535,958
6.05% 8/15/21		5,664,000	5,837,001
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,365,622
Intergen NV 9% 6/30/17 (h)		5,270,000	5,375,400
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,484,400
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,544,400
7.75% 1/20/20 (h)		850,000	886,125
8% 8/7/19 (h)		635,000	676,275
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,320,100
9.125% 5/1/31		2,785,000	2,499,538
National Power Corp. 6.875% 11/2/16 (h)		1,390,000	1,469,925
Nevada Power Co. 6.5% 5/15/18		790,000	866,450
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,966,265
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,972
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,245,468
6.45% 8/15/12		3,730,000	4,030,246
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	7,136,250
Progress Energy, Inc.:
6% 12/1/39		12,683,000	12,457,230
7.1% 3/1/11		3,385,000	3,570,857
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,692,861
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		4,070,000	3,042,325
Series B, 10.25% 11/1/15		5,090,000	3,741,150
11.25% 11/1/16 pay-in-kind (o)		4,175,389	2,772,226
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,531,779
			129,157,858
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (h)		1,975,000	1,708,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,687,250
6.875% 11/4/11 (Reg. S)		1,165,000	1,211,600
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,984
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Texas Eastern Transmission Corp. 7.3% 12/1/10		$ 3,100,000	$ 3,238,201
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,490,000	2,265,900
			10,578,310
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		5,400,000	5,386,500
7.75% 10/15/15		3,210,000	3,210,000
8% 10/15/17		2,575,000	2,562,125
9.75% 4/15/16 (h)		1,475,000	1,574,563
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,239,210
Energy Future Holdings Corp.:
10.875% 11/1/17		3,715,000	2,823,400
12% 11/1/17 pay-in-kind (o)		7,621,718	5,111,632
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,649,823
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,811,600
7.375% 1/15/17		3,225,000	3,172,594
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	770,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,392,936
RRI Energy, Inc.:
7.625% 6/15/14		8,000,000	7,640,000
7.875% 6/15/17		1,225,000	1,145,375
			47,490,383
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,049,638
6.3% 9/30/66 (o)		4,887,000	4,520,475
7.5% 6/30/66 (o)		9,539,000	9,443,610
DTE Energy Co. 7.05% 6/1/11		984,000	1,042,647
KeySpan Corp. 7.625% 11/15/10		494,000	517,127
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,343,687
5.875% 10/1/12		2,921,000	3,210,454
6.5% 9/15/37		11,505,000	12,389,263
National Grid PLC 6.3% 8/1/16		1,477,000	1,637,173
NiSource Finance Corp.:
5.25% 9/15/17		843,000	851,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14		$ 1,347,000	$ 1,434,229
5.45% 9/15/20		1,934,000	1,926,355
6.125% 3/1/22		7,500,000	7,813,388
6.4% 3/15/18		1,326,000	1,423,808
6.8% 1/15/19		6,774,000	7,412,009
7.875% 11/15/10		1,022,000	1,066,923
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		6,172,000	5,693,670
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	767,340
			73,543,626
TOTAL UTILITIES			260,770,177
TOTAL NONCONVERTIBLE BONDS			3,161,069,758
TOTAL CORPORATE BONDS (Cost $2,925,404,836)			3,167,026,890
U.S. Government and Government Agency Obligations - 28.1%

Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,637,664
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 4/4/12		2,780,000	2,778,860
4.375% 7/17/13 (l)		8,745,000	9,495,898
4.75% 11/19/12		24,650,000	26,852,206
5% 2/16/12		4,560,000	4,922,233
Federal Home Loan Bank:
1.625% 11/21/12 (g)		39,650,000	39,864,863
1.625% 3/20/13		23,140,000	23,147,544
3.625% 5/29/13		15,625,000	16,564,422
Freddie Mac:
1.375% 1/9/13		36,822,000	36,773,726
2.125% 3/23/12		665,000	680,944
3% 7/28/14		50,000,000	51,427,350
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11		$ 10,730,000	$ 11,417,836
Tennessee Valley Authority 5.375% 4/1/56		385,000	389,239
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			224,315,121
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		84,118,992	86,728,364
2% 1/15/14 (l)		329,820,850	352,372,685
2% 7/15/14		74,471,150	79,725,422
2.625% 7/15/17 (l)		139,994,044	155,185,566
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			674,012,037
U.S. Treasury Obligations - 20.4%
U.S. Treasury Bonds:
4.25% 5/15/39		37,863,000	35,993,514
4.5% 5/15/38		20,000,000	19,906,240
4.5% 8/15/39		110,597,000	109,612,023
U.S. Treasury Notes:
0.75% 11/30/11		364,564,000	365,019,705
0.875% 3/31/11		21,090,000	21,202,874
1.125% 1/15/12		38,423,000	38,682,663
1.25% 11/30/10		21,871,000	22,029,915
1.375% 10/15/12		163,445,000	164,351,629
1.75% 3/31/14		125,000,000	124,248,000
1.875% 6/15/12		67,860,000	69,254,319
1.875% 4/30/14		50,000,000	49,878,900
2.375% 8/31/14		6,130,000	6,209,978
2.375% 2/28/15		350,000,000	351,095,500
2.625% 7/31/14		625,000,000	640,380,561
2.625% 12/31/14		225,000,000	229,078,125
2.75% 2/15/19		230,000,000	216,559,260
TOTAL U.S. TREASURY OBLIGATIONS			2,463,503,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,325,875,068)			3,394,468,028
U.S. Government Agency - Mortgage Securities - 11.0%
		Principal Amount (d)	Value
Fannie Mae - 9.7%
2.276% 4/1/36 (o)		$ 1,751,991	$ 1,793,980
2.5% 10/1/33 (o)		1,301,539	1,337,020
4% 3/1/25 (j)		40,000,000	40,818,052
4% 3/1/25 (j)		13,000,000	13,265,867
4.288% 6/1/36 (o)		330,000	341,765
4.5% 3/1/25 (j)		12,000,000	12,492,156
4.5% 3/1/25 (j)		2,000,000	2,082,026
4.5% 2/1/39 to 2/1/40		181,407,586	183,619,945
4.5% 3/1/40 (j)		19,000,000	19,207,339
5% 3/1/25 (j)(k)		25,600,000	26,987,459
5% 7/1/34 to 2/1/40		144,062,364	149,953,146
5% 3/1/40 (j)(k)		10,300,000	10,674,844
5% 3/1/40 (j)		45,000,000	46,637,667
5% 3/1/40 (j)(k)		9,000,000	9,327,533
5.299% 12/1/35 (o)		1,047,524	1,100,227
5.325% 2/1/36 (o)		1,568,781	1,643,930
5.5% 3/1/18 to 2/1/40		240,665,493	255,384,299
5.5% 3/1/25 (j)		10,000,000	10,659,791
5.5% 3/1/40 (j)(k)		20,000,000	21,057,990
5.5% 3/1/40 (j)(k)		5,000,000	5,264,498
5.5% 4/1/40 (j)(k)		15,000,000	15,772,400
5.515% 7/1/37 (o)		947,769	983,919
6% 1/1/21 to 2/1/38		158,148,278	170,982,443
6% 3/1/40 (j)(k)		7,000,000	7,425,427
6% 3/1/40 (j)(k)		6,000,000	6,364,652
6% 4/1/40 (j)(k)		7,000,000	7,436,365
6% 5/1/40 (j)(k)		7,000,000	7,424,880
6.5% 5/1/31 to 9/1/38		73,407,830	79,560,321
6.5% 3/1/40 (j)(k)		800,000	853,940
6.5% 3/1/40 (j)(k)		9,000,000	9,606,821
6.5% 3/1/40 (j)(k)		11,000,000	11,741,671
6.5% 4/1/40 (j)(k)		27,800,000	29,793,858
6.5% 5/1/40 (j)		13,800,000	14,775,740
TOTAL FANNIE MAE			1,176,371,971
Freddie Mac - 1.0%
4.705% 11/1/35 (o)		6,496,011	6,787,013
5% 4/1/38 to 9/1/39		8,029,471	8,362,279
5.5% 11/1/17 to 12/1/35		20,053,221	21,368,490
5.681% 10/1/35 (o)		529,599	556,244
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6% 7/1/37		$ 206,553	$ 222,866
6% 3/1/40 (j)(k)		13,500,000	14,451,248
6% 3/1/40 (j)		4,000,000	4,281,851
6% 3/1/40 (j)		35,000,000	37,466,198
6% 3/1/40 (j)(k)		6,000,000	6,422,777
6.5% 3/1/40 (j)		15,000,000	16,182,462
TOTAL FREDDIE MAC			116,101,428
Government National Mortgage Association - 0.3%
4% 3/1/40 (j)		10,000,000	9,869,270
4% 3/1/40 (j)		14,000,000	13,816,978
4% 3/1/40 (j)		20,000,000	19,738,540
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			43,424,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,555,771)			1,335,898,187
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (o)		1,821,633	706,429
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (o)		619,550	1,770
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (o)		195,192	184,057
Class M2, 1.8788% 2/25/34 (o)		483,000	252,778
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (o)		232,608	205,878
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (o)		172,706	4,496
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (o)		170,200	4,368
Class M5, 0.6188% 4/25/36 (o)		111,346	814
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (o)		1,253,286	1,221,182
Series 2006-A6 Class A6, 0.2588% 9/20/13 (o)		2,476,494	2,413,055
Series 2006-A7 Class A7, 0.2488% 10/20/12 (o)		1,363,575	1,328,645
Series 2006-C1 Class C1, 0.7088% 10/20/14 (o)		277,210	6,064
Series 2007-A1 Class A, 0.2788% 1/20/15 (o)		914,899	891,463
Series 2007-A4 Class A4, 0.2588% 4/22/13 (o)		1,093,367	1,065,359
Series 2007-D1 Class D, 1.6288% 1/22/13 (h)(o)		2,590,000	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (h)(o)		$ 4,407,210	$ 1,895,100
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (h)(o)		325,862	325,687
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,384,816
Class A4, 3% 10/15/15 (h)		4,280,000	4,393,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		179,116	180,215
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,093,346
Class E, 6.96% 3/31/16 (h)		2,052,284	1,892,632
Series 2007-2M Class A3, 5.22% 4/8/10		208,112	211,011
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (o)		110,420	69,931
Series 2004-R11 Class M1, 0.8888% 11/25/34 (o)		572,200	190,536
Series 2004-R2 Class M3, 0.7788% 4/25/34 (o)		153,470	16,536
Series 2005-R2 Class M1, 0.6788% 4/25/35 (o)		2,064,696	1,476,458
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	108,932
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5888% 3/23/19 (h)(o)		248,275	158,896
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (o)		47,932	34,290
Series 2004-W11 Class M2, 0.9288% 11/25/34 (o)		561,149	264,339
Series 2004-W7 Class M1, 0.7788% 5/25/34 (o)		1,542,998	728,794
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (o)		1,509,526	479,541
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (o)		2,668,736	1,514,008
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (o)		262,000	13,948
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		9,500,000	9,727,551
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,672,549
Series 2009-2A Class A3, 2.13% 9/15/13 (h)		6,800,000	6,914,951
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (h)(o)		$ 311,977	$ 274,539
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (o)		1,396,001	1,354,121
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (o)		533,424	512,287
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,263,739
Class C, 5.31% 6/15/12		1,634,000	1,669,839
Series 2007-1 Class C, 5.38% 11/15/12		582,000	606,019
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	282,731
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (h)(o)		10,040,000	10,061,267
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		341,536	344,623
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (o)		6,450,000	6,449,509
Series 2007-C3 Class C3, 0.5219% 4/15/13 (h)(o)		2,908,000	2,897,867
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,196,587
Series 2009-A1 Class A1, 1.3331% 4/15/13 (o)		5,400,000	5,412,468
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,284,358
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (h)(o)		457,498	49,181
Class B, 0.9788% 7/20/39 (h)(o)		263,810	13,850
Class C, 1.3288% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		859,000	833,230
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (h)(o)		211,915	105,958
Capmark VII Ltd. Series 2006-7A Class H, 1.7819% 8/15/36 (h)(o)		509,545	51
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	944,172
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (o)		1,140,851	227,023
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (o)		425,500	8,081
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (h)(o)		290,000	7,289
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (o)		224,000	44,872
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (o)		186,369	7,551
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (o)		1,802,588	613,953
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (h)(o)		$ 180,300	$ 159,385
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		567,956	507,528
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,437,325
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		265,509	265,584
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,836,993
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (o)		765,389	33,765
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (o)		138	138
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (o)		133,532	129,187
Series 2007-4 Class A1A, 0.3513% 9/25/37 (o)		769,534	746,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (o)		159,665	40,543
Series 2004-4 Class M2, 1.0238% 6/25/34 (o)		587,945	202,816
Series 2005-3 Class MV1, 0.6488% 8/25/35 (o)		1,602,355	1,462,851
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (o)		256,393	235,006
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)		817,691	833,157
Series 2007-B Class A3, 5.47% 11/15/11 (h)		117,006	117,539
Series 2007-C Class A3, 5.43% 5/15/12 (h)		177,540	179,965
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	335,000
Class B2, 1.6006% 12/28/35 (h)(o)		500,000	185,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		200,000	50,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7256% 11/28/16 (h)(o)		527,648	492,031
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (h)(o)		493,812	458,011
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	202,328
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (o)		2,908,000	2,906,959
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		1,473,095	1,503,687
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (o)		38,916	33,746
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (o)		$ 290,872	$ 102,651
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (o)		6,074,620	1,928,904
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (o)		26,135	6,891
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (o)		4,984,011	4,429,713
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (o)		77,665	76,750
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,227,817
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	682,685
Class D, 6.89% 5/15/13 (h)		915,000	967,192
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,039,542
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,492,148
Class A4, 2.98% 8/15/14		4,800,000	4,950,962
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (o)		772,000	744,240
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	73,007
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	517,605
Class C, 5.43% 2/16/15		614,000	579,380
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (o)		948,695	309,229
Class M4, 0.9088% 1/25/35 (o)		363,547	48,427
Series 2006-D Class M1, 0.4588% 11/25/36 (o)		324,000	5,964
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (h)(o)		2,892,000	1,879,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,426,756	1,820,067
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (h)(o)		315,194	277,371
Series 2006-2A:
Class A, 0.4119% 11/15/34 (h)(o)		2,421,516	1,840,352
Class B, 0.5119% 11/15/34 (h)(o)		874,724	306,154
Class C, 0.6119% 11/15/34 (h)(o)		1,453,756	407,052
Class D, 0.9819% 11/15/34 (h)(o)		552,038	115,928
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (o)		4,746,000	4,746,000
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (o)		1,151,000	1,113,838
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)		$ 739,000	$ 443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		80,771	80,367
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	98,856
Class C, 5.74% 12/15/14		206,932	198,655
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		333,615	51,123
Class M1, 0.8788% 6/25/34 (o)		2,723,367	1,289,266
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (o)		1,096,059	58,382
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (o)		431,287	6,562
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (h)(o)		659,999	125,466
Series 2006-3:
Class B, 0.6288% 9/25/46 (h)(o)		654,930	117,887
Class C, 0.7788% 9/25/46 (h)(o)		1,526,694	198,470
Class E, 1.8788% 9/25/46 (h)(o)		250,919	22,583
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (o)		485,422	260,118
Series 2003-3 Class M1, 1.5188% 8/25/33 (o)		863,589	415,299
Series 2003-5 Class A2, 0.9288% 12/25/33 (o)		32,929	16,823
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (o)		189,714	183,193
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (o)		2,487,735	2,335,973
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (o)		13,328	12,418
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (o)		915,892	553,025
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (o)		1,522,035	523,925
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,540,027
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		84,309	84,394
Class C, 5.34% 11/15/12		84,706	84,772
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (o)		204,000	4,859
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (o)		1,520,141	1,233,224
Class MV1, 0.4588% 11/25/36 (o)		1,234,797	447,708
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (o)		573,000	27,277
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.3488% 10/29/47 (o)		$ 284,447	$ 28
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (o)		920,251	755,131
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (o)		4,386	4,378
Class 2C, 1.4006% 3/27/42 (o)		3,243,000	606,453
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (h)(o)		275,830	28
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		157,328	121,143
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7788% 11/20/17 (h)(o)		700,000	631,750
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,309,717	3,376,042
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (o)		236,715	169,249
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6588% 5/25/46 (h)(o)		250,000	37,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		26,396	22,810
Class C, 5.691% 10/20/28 (h)		11,732	9,346
Class D, 6.01% 10/20/28 (h)		139,679	105,428
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (o)		545,328	17,735
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (o)		784,792	37,926
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (o)		208,475	93,217
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		312,892	318,516
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (o)		790,204	565,125
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (o)		2,345,275	2,063,842
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (o)		40,746	39,051
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (o)		3,475,759	1,974,744
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (o)		57,368	44,355
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (o)		399,800	151,872
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (o)		416,362	95,154
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (o)		263,000	6,714
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (h)(o)		220,000	127,622
Class C1B, 7.696% 8/28/38 (h)		63,000	32,678
Asset-Backed Securities - continued
		Principal Amount (d)	Value
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		$ 4,356,000	$ 178,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		3,793,600	688,538
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	22,135
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	15,593
Series 2006-3:
Class A1, 0.2588% 9/25/19 (o)		228,508	227,214
Class AIO, 7.1% 1/25/12 (q)		372,000	43,373
Series 2006-4:
Class A1, 0.2588% 3/25/25 (o)		584,144	574,345
Class AIO, 6.35% 2/27/12 (q)		1,182,000	133,869
Class D, 1.3288% 5/25/32 (o)		2,481,000	69,994
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	222,236
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	196,060
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (o)		1,426,957	468,096
Series 2005-D Class M2, 0.6988% 2/25/36 (o)		827,339	88,515
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,604,448
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (o)		244,715	238,348
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6288% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (o)		148,328	141,374
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (o)		220,100	209,604
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (o)		532,896	147,174
Class M4, 1.6788% 9/25/34 (o)		683,353	95,910
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (o)		2,548,346	1,775,782
Class M3, 0.7888% 1/25/35 (o)		478,432	229,575
Class M4, 1.0588% 1/25/35 (o)		1,475,804	197,892
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (o)		1,883,145	25,939
Class M9, 2.1088% 5/25/35 (o)		297,891	712
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		447,212	380,130
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A: - continued
Class C, 5.08% 7/24/39 (h)		$ 185,000	$ 111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (h)(o)		3,406,919	3,374,509
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		353,333	352,898
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (o)		566,000	19,876
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (o)		940,508	909,984
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1788% 9/25/46 (h)(o)		250,000	10,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (o)		5,108	2,918
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (o)		1,788,275	1,148,399
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (o)		96,000	1,837
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (o)		61,453	28,787
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (o)		32,538	30,785
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (h)(o)		990,006	920,247
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (o)		1,272,000	193,185
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (o)		78,822	17,968
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (o)		12,982,018	11,716,730
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (o)		1,696,990	1,426,041
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,219,888	1,163,294
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (o)		3,555,000	3,542,341
Class B, 0.4519% 6/15/12 (o)		3,709,000	3,645,966
Class C, 0.7319% 6/15/12 (o)		254,000	249,295
Series 2007-2 Class A, 0.8819% 10/15/12 (o)		2,867,000	2,854,200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (o)		28,819	20,698
Asset-Backed Securities - continued
		Principal Amount (d)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		$ 249,000	$ 211,650
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	72,150
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (h)(o)		2,586,046	129,302
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		855,827	891,790
Series 2007-A Class A3, 5.28% 2/13/12		427,206	428,679
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (o)		3,669,172	3,620,562
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		510,758	518,526
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	419,695
Class D, 5.54% 12/20/12 (h)		583,000	592,800
Class E, 7.05% 5/20/14 (h)		1,390,000	1,357,127
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(o)		250,000	167,500
Class A2A, 0.4706% 9/25/26 (h)(o)		451,000	303,298
Class F, 1.4006% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.6006% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (o)		459,043	8,043
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (h)(o)		8,530,177	8,405,508
Series 2007-A2 Class A2, 0.2619% 5/15/14 (h)(o)		12,710,000	12,696,970
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,874,830
Series 2007-A5A Class A5, 0.9819% 10/15/14 (h)(o)		1,500,000	1,501,320
Series 2007-C1 Class C1, 0.6319% 5/15/14 (h)(o)		8,690,021	8,677,650
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (o)		118,827	117,873
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (h)(o)		$ 1,789,540	$ 214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1013% 11/21/40 (h)(o)		305,000	15,250
TOTAL ASSET-BACKED SECURITIES (Cost $305,570,669)			319,455,758
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3289% 3/25/18 (o)		135,046	47,266
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		243,768	24,377
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (h)(o)		1,428,375	571,350
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	24,813
Class C, 5.6986% 4/10/49 (o)		281,000	62,547
Class D, 5.6986% 4/10/49 (o)		141,000	26,600
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (h)(o)		987,539	944,237
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (o)		2,234,400	1,981,130
Series 2004-1 Class 2A2, 3.676% 10/25/34 (o)		2,444,253	2,131,025
Series 2004-7 Class 15B4, 5.3035% 8/25/19 (h)(o)		67,595	2,359
Series 2004-A Class 2A2, 4.4789% 2/25/34 (o)		1,421,153	1,285,797
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (o)		150,650	126,875
Class 2A2, 4.5532% 3/25/34 (o)		1,392,154	1,222,249
Series 2004-D Class 2A2, 3.8658% 5/25/34 (o)		2,236,734	1,976,227
Series 2004-G Class 2A7, 3.9253% 8/25/34 (o)		1,977,917	1,741,694
Series 2004-H Class 2A1, 3.7605% 9/25/34 (o)		1,745,736	1,494,238
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		12,868,245	992,142
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (o)		2,492,630	1,871,571
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (h)(o)(q)		4,530,945	58,488
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (o)		1,798,775	1,573,766
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (o)		413,467	380,944
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (o)		$ 1,902,000	$ 1,987,468
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (o)		1,847,848	1,699,625
Class A4, 3.0036% 8/25/34 (o)		1,538,064	1,411,550
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (h)(o)		1,902,000	1,801,968
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (o)		25,314	25,441
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		77,836	12,454
Series 2003-35 Class B, 4.6392% 9/25/18 (o)		131,012	15,721
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (o)		1,488,269	1,384,268
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		340,254	44,233
Series 2004-3 Class DB4, 5.8355% 4/25/34 (o)		96,987	2,425
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9588% 11/25/35 (o)		36,015,049	19,365,742
Class 2A3, 2.0442% 11/25/35 (o)		8,843,378	4,794,720
Series 2005-56:
Class 4A1, 0.5388% 11/25/35 (o)		7,241,702	4,013,441
Class 5A1, 0.5488% 11/25/35 (o)		10,292,825	5,273,917
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (o)		217,987	211,309
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (o)		49,067	35,077
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (o)		2,056,403	1,864,563
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (h)(o)		3,491,000	3,343,680
Class C2, 0.7213% 10/18/54 (h)(o)		1,170,000	1,076,166
Class M2, 0.5013% 10/18/54 (h)(o)		2,005,000	1,832,570
Series 2007-1A Class C2, 0.8013% 10/18/54 (h)(o)		321,000	318,400
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		274,479	2,745
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		$ 124,423	$ 11,198
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (h)(o)		2,852,000	2,591,898
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (h)(o)		3,114,000	2,966,085
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (o)		205,017	71,756
Series 2006-1A Class C2, 0.8288% 12/20/54 (h)(o)		6,523,000	2,283,050
Series 2006-2 Class C1, 0.6988% 12/20/54 (o)		5,398,000	1,835,320
Series 2006-3 Class C2, 0.7288% 12/20/54 (o)		1,124,000	393,400
Series 2006-4:
Class B1, 0.3188% 12/20/54 (o)		4,521,000	3,074,280
Class C1, 0.6088% 12/20/54 (o)		2,767,000	968,450
Class M1, 0.3988% 12/20/54 (o)		1,190,000	737,800
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (o)		2,234,000	759,560
Class 1M1, 0.3788% 12/20/54 (o)		1,493,000	895,800
Class 2C1, 0.6588% 12/20/54 (o)		1,015,000	345,100
Class 2M1, 0.4788% 12/20/54 (o)		1,917,000	1,150,200
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (o)		2,654,000	928,900
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (o)		430,241	204,323
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (o)		830,719	679,965
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (o)		401,712	231,906
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (o)		215,287	70,082
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		174,659	178,319
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,631,129
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (o)		2,600,000	2,010,887
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (o)		2,834,510	2,726,431
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (o)		2,212,258	2,085,942
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (o)		3,737,194	3,393,806
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		51,907	51,651
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		$ 857,000	$ 864,347
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (h)(o)		380,954	172,253
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4688% 4/25/36 (o)		19,176,543	9,694,080
Series 2006-5 Class A1A, 0.4188% 7/25/36 (o)		15,180,801	7,465,472
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (o)		4,141,662	1,699,303
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (o)		547,000	2,965
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (o)		8,950,788	4,795,618
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (h)(o)		251,984	188,988
Class C, 0.4219% 6/15/22 (h)(o)		1,559,607	1,013,745
Class D, 0.4319% 6/15/22 (h)(o)		600,006	330,003
Class E, 0.4419% 6/15/22 (h)(o)		959,771	499,081
Class F, 0.4719% 6/15/22 (h)(o)		1,545,171	726,230
Class G, 0.5419% 6/15/22 (h)(o)		359,765	161,894
Class H, 0.5619% 6/15/22 (h)(o)		720,211	288,084
Class J, 0.6019% 6/15/22 (h)(o)		840,246	294,086
Class TM, 0.7319% 6/15/22 (h)(o)		1,549,424	1,286,022
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (h)		100,000	93,000
Series 2004-A4 Class A1, 3.125% 8/25/34 (o)		2,497,747	2,182,126
Series 2005-A2 Class A7, 3.0982% 2/25/35 (o)		2,333,330	2,084,011
Series 2006-A6 Class A4, 3.6193% 10/25/33 (o)		1,878,915	1,640,838
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		101,000	93,552
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,377,331
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (o)		2,713,612	2,090,273
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (o)		2,994,072	182,950
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (o)		2,253,000	2,186,685
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (o)		3,741,091	2,987,576
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (h)(o)		$ 2,162,576	$ 1,015,762
Class B6, 3.0784% 7/10/35 (h)(o)		482,175	252,563
Series 2004-A:
Class B4, 1.4284% 2/10/36 (h)(o)		681,653	356,300
Class B5, 1.9284% 2/10/36 (h)(o)		454,391	242,190
Series 2004-B:
Class B4, 1.3284% 2/10/36 (h)(o)		562,334	287,521
Class B5, 1.7784% 2/10/36 (h)(o)		410,311	175,818
Class B6, 2.2284% 2/10/36 (h)(o)		145,371	45,065
Series 2004-C:
Class B4, 1.1784% 9/10/36 (h)(o)		734,751	340,484
Class B5, 1.5784% 9/10/36 (h)(o)		816,777	364,936
Class B6, 1.9784% 9/10/36 (h)(o)		150,174	53,357
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4808% 1/25/46 (o)		16,091,956	8,937,976
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,185,056	1,015,549
Series 2004-SL3 Class A1, 7% 8/25/16		101,637	86,749
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (h)(o)		484,455	402,963
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.5819% 2/15/39 (h)(o)		489,726	6,024
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	247,708
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (o)		42,419	21,474
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4188% 7/25/46 (o)		30,151,255	15,797,174
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (h)(o)		75,244	64,737
Series 2003-15A Class 4A, 5.3948% 4/25/33 (o)		707,782	656,778
Series 2003-20 Class 1A1, 5.5% 7/25/33		704,462	704,908
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (o)		3,273,627	1,735,545
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (o)		11,032	10,809
Series 2003-AR8 Class A, 2.8492% 8/25/33 (o)		1,293,813	1,184,339
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (o)		$ 3,391,770	$ 2,889,756
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		243,043	26,735
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (o)		1,186,527	1,108,194
Series 2004-H Class A1, 4.5283% 6/25/34 (o)		2,621,057	2,576,534
Series 2004-W Class A9, 2.9948% 11/25/34 (o)		3,483,000	3,211,841
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (o)		2,767,905	2,628,980
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (o)		9,260,000	8,182,377
Class 2A6, 3.2077% 7/25/35 (o)		1,188,859	1,071,357
Series 2005-AR2:
Class 1A2, 3.6642% 3/25/35 (o)		4,006,336	1,965,794
Class 2A2, 3.7412% 3/25/35 (o)		3,342,322	2,982,672
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (o)		2,046,662	1,788,341
TOTAL PRIVATE SPONSOR			217,599,247
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		449,314	485,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,921,294)			218,084,883
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7818% 2/14/29 (h)(o)		800,000	800,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	220,438
Class B2, 7.525% 4/14/29		1,498,104	1,543,047
Class B5, 7.525% 4/14/29		129,000	22,390
Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (o)		2,225,000	2,375,843
Class A2, 7.1267% 2/14/43 (o)		1,399,000	1,518,611
Class A3, 7.1767% 2/14/43 (o)		1,510,000	1,639,016
Class A5, 7.2467% 2/14/43 (o)		256,000	275,013
Class A7, 7.7367% 2/14/43 (o)		820,000	865,464
Class PS1, 1.5186% 2/14/43 (o)(q)		6,700,194	240,703
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (o)		$ 2,221,000	$ 2,325,010
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		771,122	784,764
Series 2006-5:
Class A1, 5.185% 9/10/47		1,135,432	1,151,789
Class A2, 5.317% 9/10/47		7,342,000	7,582,446
Class A3, 5.39% 9/10/47		2,653,000	2,715,290
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,903,825
Series 2007-2 Class A1, 5.421% 4/10/49		602,111	622,250
Series 2007-4 Class A3, 5.8113% 2/10/51 (o)		1,897,000	1,941,285
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	157,438
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)		3,176,000	3,251,631
Class A4, 5.6579% 6/10/49 (o)		3,965,000	3,536,320
Series 2008-1 Class D, 6.2098% 2/10/51 (h)(o)		125,000	36,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		217,496	217,846
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,895,272
Series 2002-2 Class F, 5.487% 7/11/43		415,000	392,887
Series 2004-2:
Class A3, 4.05% 11/10/38		2,425,357	2,442,741
Class A4, 4.153% 11/10/38		2,412,000	2,366,660
Series 2004-4 Class A3, 4.128% 7/10/42		354,390	354,459
Series 2005-1 Class A3, 4.877% 11/10/42		4,471,806	4,470,252
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		1,808,207	1,831,339
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,165,342
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,472,000	1,472,400
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	435,218
Class K, 6.15% 5/11/35 (h)		885,000	758,797
Series 2003-2 Class XP, 0.293% 3/11/41 (h)(o)(q)		16,252,068	42,837
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	91,581
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	1,500
Class L, 4.637% 7/10/42 (h)(o)		280,000	1,400
Series 2004-5 Class G, 5.2583% 11/10/41 (h)(o)		195,000	94,051
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	6,014,756
Series 2005-6 Class A3, 5.1785% 9/10/47 (o)		3,423,000	3,503,187
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	318,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4919% 3/15/22 (h)(o)		$ 390,000	$ 339,300
Class C, 0.5419% 3/15/22 (h)(o)		817,000	694,450
Class D, 0.5919% 3/15/22 (h)(o)		826,000	685,580
Class E, 0.6319% 3/15/22 (h)(o)		684,000	554,040
Class F, 0.7019% 3/15/22 (h)(o)		615,784	467,996
Class G, 0.7619% 3/15/22 (h)(o)		399,119	279,383
Class J, 1.2819% 3/15/22 (h)(o)		253,000	136,620
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (h)(o)		1,222,000	1,014,260
Class D, 0.4419% 10/15/19 (h)(o)		1,494,000	1,195,200
Class E, 0.4719% 10/15/19 (h)(o)		1,385,000	1,052,600
Class F, 0.5419% 10/15/19 (h)(o)		3,150,730	2,142,496
Class G, 0.5619% 10/15/19 (h)(o)		1,245,579	722,436
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (h)(o)		88,025	46,653
Series 2004-1:
Class A, 0.5888% 4/25/34 (h)(o)		1,541,683	1,187,096
Class B, 2.1288% 4/25/34 (h)(o)		172,844	79,508
Class M1, 0.7888% 4/25/34 (h)(o)		138,775	87,428
Class M2, 1.4288% 4/25/34 (h)(o)		128,209	67,951
Series 2004-2:
Class A, 0.6588% 8/25/34 (h)(o)		1,190,205	866,089
Class M1, 0.8088% 8/25/34 (h)(o)		200,345	114,196
Series 2004-3:
Class A1, 0.5988% 1/25/35 (h)(o)		2,639,862	1,887,501
Class A2, 0.6488% 1/25/35 (h)(o)		378,817	238,655
Class M1, 0.7288% 1/25/35 (h)(o)		455,702	246,079
Class M2, 1.2288% 1/25/35 (h)(o)		211,162	97,135
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (h)(o)		2,074,330	1,398,928
Class M1, 0.6588% 8/25/35 (h)(o)		103,304	47,355
Class M2, 0.7088% 8/25/35 (h)(o)		170,382	72,873
Class M3, 0.7288% 8/25/35 (h)(o)		94,268	37,660
Class M4, 0.8388% 8/25/35 (h)(o)		86,534	32,130
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (h)(o)		757,557	533,017
Class A2, 0.6288% 11/25/35 (h)(o)		750,736	454,871
Class M1, 0.6688% 11/25/35 (h)(o)		89,600	41,431
Class M2, 0.7188% 11/25/35 (h)(o)		113,757	49,882
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7388% 11/25/35 (h)(o)		$ 101,810	$ 41,915
Class M4, 0.8288% 11/25/35 (h)(o)		126,845	48,772
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (h)(o)		1,758,207	1,098,880
Class B1, 1.6288% 1/25/36 (h)(o)		151,939	47,101
Class M1, 0.6788% 1/25/36 (h)(o)		567,164	277,910
Class M2, 0.6988% 1/25/36 (h)(o)		170,149	78,269
Class M3, 0.7288% 1/25/36 (h)(o)		248,490	106,851
Class M4, 0.8388% 1/25/36 (h)(o)		137,428	52,223
Class M5, 0.8788% 1/25/36 (h)(o)		137,428	47,413
Class M6, 0.9288% 1/25/36 (h)(o)		145,964	46,709
Series 2006-1:
Class A2, 0.5888% 4/25/36 (h)(o)		268,126	157,497
Class M1, 0.6088% 4/25/36 (h)(o)		95,898	40,862
Class M2, 0.6288% 4/25/36 (h)(o)		101,322	40,134
Class M3, 0.6488% 4/25/36 (h)(o)		87,180	32,474
Class M4, 0.7488% 4/25/36 (h)(o)		49,402	17,617
Class M5, 0.7888% 4/25/36 (h)(o)		47,949	16,202
Class M6, 0.8688% 4/25/36 (h)(o)		95,607	30,518
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (h)(o)		4,960,055	3,384,246
Class A2, 0.5088% 7/25/36 (h)(o)		245,391	143,775
Class B1, 1.0988% 7/25/36 (h)(o)		91,877	27,306
Class B3, 2.9288% 7/25/36 (h)(o)		138,813	37,077
Class M1, 0.5388% 7/25/36 (h)(o)		257,467	111,535
Class M2, 0.5588% 7/25/36 (h)(o)		181,655	72,426
Class M3, 0.5788% 7/25/36 (h)(o)		150,679	56,158
Class M4, 0.6488% 7/25/36 (h)(o)		101,748	36,131
Class M5, 0.6988% 7/25/36 (h)(o)		125,058	41,870
Class M6, 0.7688% 7/25/36 (h)(o)		186,590	60,082
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (h)(o)		159,920	27,186
Class B2, 1.5788% 10/25/36 (h)(o)		115,345	17,302
Class B3, 2.8288% 10/25/36 (h)(o)		187,704	28,156
Class M4, 0.6588% 10/25/36 (h)(o)		176,742	46,837
Class M5, 0.7088% 10/25/36 (h)(o)		211,585	50,780
Class M6, 0.7888% 10/25/36 (h)(o)		414,159	82,832
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (h)(o)		916,129	616,830
Class A2, 0.4988% 12/25/36 (h)(o)		4,661,500	2,138,230
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (h)(o)		$ 142,529	$ 34,093
Class B2, 1.4788% 12/25/36 (h)(o)		145,279	30,770
Class B3, 2.6788% 12/25/36 (h)(o)		247,401	45,695
Class M1, 0.5188% 12/25/36 (h)(o)		298,194	97,808
Class M2, 0.5388% 12/25/36 (h)(o)		198,796	60,513
Class M3, 0.5688% 12/25/36 (h)(o)		201,576	57,832
Class M4, 0.6288% 12/25/36 (h)(o)		241,196	65,195
Class M5, 0.6688% 12/25/36 (h)(o)		221,734	55,921
Class M6, 0.7488% 12/25/36 (h)(o)		198,796	46,319
Series 2007-1:
Class A2, 0.4988% 3/25/37 (h)(o)		1,014,498	598,554
Class B1, 0.8988% 3/25/37 (h)(o)		322,774	61,327
Class B2, 1.3788% 3/25/37 (h)(o)		234,028	37,445
Class B3, 3.5788% 3/25/37 (h)(o)		640,813	83,306
Class M1, 0.4988% 3/25/37 (h)(o)		284,004	112,181
Class M2, 0.5188% 3/25/37 (h)(o)		212,119	74,241
Class M3, 0.5488% 3/25/37 (h)(o)		188,120	58,317
Class M4, 0.5988% 3/25/37 (h)(o)		151,188	42,333
Class M5, 0.6488% 3/25/37 (h)(o)		236,007	59,002
Class M6, 0.7288% 3/25/37 (h)(o)		330,426	72,694
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (h)(o)		904,036	587,623
Class A2, 0.5488% 7/25/37 (h)(o)		844,699	397,009
Class B1, 1.8288% 7/25/37 (h)(o)		260,144	40,322
Class B2, 2.4788% 7/25/37 (h)(o)		225,226	37,162
Class B3, 3.5788% 7/25/37 (h)(o)		253,221	35,451
Class M1, 0.5988% 7/25/37 (h)(o)		296,611	103,814
Class M2, 0.6388% 7/25/37 (h)(o)		162,080	50,245
Class M3, 0.7188% 7/25/37 (h)(o)		164,341	42,729
Class M4, 0.8788% 7/25/37 (h)(o)		324,464	71,382
Class M5, 0.9788% 7/25/37 (h)(o)		286,021	57,204
Class M6, 1.2288% 7/25/37 (h)(o)		362,656	61,652
Series 2007-3:
Class A2, 0.5188% 7/25/37 (h)(o)		950,325	454,921
Class B1, 1.1788% 7/25/37 (h)(o)		230,982	49,476
Class B2, 1.8288% 7/25/37 (h)(o)		578,025	104,969
Class B3, 4.2288% 7/25/37 (h)(o)		307,070	46,767
Class M1, 0.5388% 7/25/37 (h)(o)		206,402	73,913
Class M2, 0.5688% 7/25/37 (h)(o)		221,225	73,314
Class M3, 0.5988% 7/25/37 (h)(o)		348,596	108,030
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7288% 7/25/37 (h)(o)		$ 547,348	$ 150,466
Class M5, 0.8288% 7/25/37 (h)(o)		283,909	66,037
Class M6, 1.0288% 7/25/37 (h)(o)		216,488	55,811
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (h)(o)		337,084	37,079
Class B2, 3.6788% 9/25/37 (h)(o)		1,226,421	122,642
Class M1, 1.1788% 9/25/37 (h)(o)		324,132	74,550
Class M2, 1.2788% 9/25/37 (h)(o)		324,132	61,585
Class M4, 1.8288% 9/25/37 (h)(o)		829,018	124,353
Class M5, 1.9788% 9/25/37 (h)(o)		829,018	107,772
Class M6, 2.1788% 9/25/37 (h)(o)		830,627	99,675
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,145,721	164,663
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)		11,355,396	1,136,675
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class E, 0.5519% 3/15/19 (h)(o)		200,000	159,969
Class G, 0.6719% 3/15/19 (h)(o)		805,386	442,962
Class H, 0.8819% 3/15/19 (h)(o)		541,917	260,120
Class J, 1.0819% 3/15/19 (h)(o)		407,118	175,061
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (h)(o)		655,330	327,667
Class E, 0.5319% 3/15/22 (h)(o)		3,607,157	1,695,368
Class F, 0.5819% 3/15/22 (h)(o)		2,235,922	961,456
Class G, 0.6319% 3/15/22 (h)(o)		537,549	215,021
Class H, 0.7819% 3/15/22 (h)(o)		655,330	235,921
Class J, 0.9319% 3/15/22 (h)(o)		655,330	183,494
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		926,520	948,113
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,075,141	2,131,465
Series 2006-PW14:
Class A4, 5.201% 12/11/38		2,458,000	2,468,174
Class AM, 5.243% 12/11/38		600,000	517,586
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,816,989	1,862,618
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (o)		1,112,000	1,051,409
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,012,110	1,034,306
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		590,305	603,190
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	55,511
Class I, 5.64% 2/14/31 (h)		205,000	55,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (h)(o)(q)		$ 14,745,455	$ 117,278
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,025,866
Series 2006-PW14 Class X2, 0.653% 12/11/38 (h)(o)(q)		25,773,245	517,571
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		250,734	252,987
Class A4, 5.4629% 4/12/38 (o)		237,000	250,334
Series 2007-BBA8:
Class K, 1.4319% 3/15/22 (h)(o)		120,000	27,600
Class L, 2.1319% 3/15/22 (h)(o)		254,000	50,800
Series 2007-PW15 Class A1, 5.016% 2/11/44		520,414	534,785
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (h)(o)		304,000	122,921
Class C, 5.7189% 6/11/40 (h)(o)		255,000	98,053
Class D, 5.7189% 6/11/40 (h)(o)		255,000	72,281
Series 2007-PW18 Class X2, 0.344% 6/11/50 (h)(o)(q)		177,669,388	2,494,585
Series 2007-T28:
Class A1, 5.422% 9/11/42		311,862	324,593
Class X2, 0.175% 9/11/42 (h)(o)(q)		88,855,592	766,202
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (h)(o)		1,003,778	663,570
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,317,463
Class XCL, 2.0744% 5/15/35 (h)(o)(q)		28,644,106	967,595
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	524,105
Series 1998-2 Class J, 6.39% 11/18/30 (h)		507,951	97,374
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	756,325
Class F, 7.734% 1/15/32		413,000	408,700
Series 2001-245 Class A2, 6.4842% 2/12/16 (h)(o)		1,932,000	2,005,918
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		290,000	267,661
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (h)(o)		678,000	478,505
Class G, 0.5631% 11/15/36 (h)(o)		542,222	345,661
Class H, 0.6031% 11/15/36 (h)(o)		433,548	255,247
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,071,812
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,228,152	1,129,853
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-FL2 Class CNP3, 1.4331% 8/16/21 (h)(o)		$ 5,089,327	$ 2,544,664
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,404,474	11,791,156
Class A4, 5.7001% 12/10/49 (o)		4,303,000	4,095,694
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (h)(o)		6,878,000	4,637,612
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (o)		11,229,000	11,454,349
Series 2007-CD4:
Class A1, 4.977% 12/11/49		431,954	438,591
Class A2A, 5.237% 12/11/49		11,693,000	12,195,983
Class A4, 5.322% 12/11/49		2,823,000	2,554,265
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,814,606
Class C, 5.476% 12/11/49		3,581,000	895,250
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	56,605
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	10,794
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	6,377
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	5,828
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	2,561
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	8,166
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	34,811
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		87,523	88,390
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)		1,902,000	1,920,410
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,426,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (h)(o)		4,261,000	3,323,580
Class C, 0.5019% 4/15/17 (h)(o)		1,531,000	1,102,320
Class D, 0.5419% 4/15/17 (h)(o)		950,056	617,536
Class E, 0.6019% 4/15/17 (h)(o)		302,445	181,467
Class F, 0.6419% 4/15/17 (h)(o)		171,562	90,928
Class G, 0.7819% 4/15/17 (h)(o)		171,562	77,203
Class H, 0.8519% 4/15/17 (h)(o)		171,562	54,900
Class J, 1.0819% 4/15/17 (h)(o)		131,565	32,891
Series 2005-FL11:
Class B, 0.4819% 11/15/17 (h)(o)		238,832	231,667
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (h)(o)		$ 1,966,982	$ 1,809,623
Class D, 0.5719% 11/15/17 (h)(o)		102,292	91,040
Class E, 0.6219% 11/15/17 (h)(o)		363,655	309,107
Class F, 0.6819% 11/15/17 (h)(o)		251,948	196,519
Class G, 0.7319% 11/15/17 (h)(o)		174,638	117,007
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (h)(o)		2,710,000	2,086,700
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		69,683	70,129
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,403,475
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)		3,216,000	3,160,495
Series 2007-C9 Class A4, 5.816% 12/10/49 (o)		4,209,000	4,086,426
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		600,000	603,001
Series 2001-J2A Class F, 7.0307% 7/16/34 (h)(o)		199,000	132,568
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (h)(o)(q)		4,110,818	31,786
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,075,402
Class XP, 0.4838% 12/10/46 (o)(q)		21,907,611	311,612
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		147,515	149,815
Class G, 6.21% 7/15/31 (h)		554,000	524,632
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		204,930	212,342
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		121,285	121,527
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	441,934
Series 1999-C2 Class G, 6% 11/17/32		302,000	251,865
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		541,926	551,811
Class AJ, 5.373% 12/15/39		3,852,000	1,629,390
Series 2007-C2:
Class A1, 5.269% 1/15/49		122,306	124,499
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,429,719
Class A3, 5.542% 1/15/49 (o)		3,804,000	3,174,212
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		265,811	271,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A4, 5.7225% 6/15/39 (o)		$ 1,144,000	$ 963,140
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,084,491
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (o)(q)		13,910,240	289,241
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,443,429
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (h)(o)		6,783,000	2,170,560
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		257,735	258,280
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	2,006,181
Series 2002-CP5 Class A1, 4.106% 12/15/35		158,055	161,236
Series 2004-C1:
Class A3, 4.321% 1/15/37		567,786	576,386
Class A4, 4.75% 1/15/37		884,000	904,751
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	1,016,916
Series 1998-C1:
Class D, 7.17% 5/17/40		368,181	373,705
Class H, 6% 5/17/40 (h)		130,000	11,386
Series 1999-C1 Class E, 7.8926% 9/15/41 (o)		882,035	882,035
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (o)(q)		5,442,384	70,415
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (h)(o)(q)		17,516,309	390,939
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		230,000	208,253
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	87,800
Class J, 4.231% 5/15/38 (h)		300,000	109,260
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (h)(o)(q)		12,258,479	34,399
Series 2006-C1 Class A3, 5.5483% 2/15/39 (o)		10,043,000	10,267,770
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (h)(o)		721,000	432,600
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (h)(o)		1,864,711	932,356
0.5019% 2/15/22 (h)(o)		665,993	233,098
Class F, 0.5519% 2/15/22 (h)(o)		1,331,815	426,181
Class L, 2.1319% 2/15/22 (h)(o)		100,000	12,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		164,304	167,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1:
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,785,539
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (o)(q)		37,268,901	483,650
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	305,235
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4919% 5/15/23 (h)(o)		450,000	413,130
Class D, 0.7019% 5/15/23 (h)(o)		170,000	147,712
Class F, 0.8319% 5/15/23 (h)(o)		140,000	113,670
Series 2006-HC1A:
Class A1, 0.4219% 5/15/23 (h)(o)		268,216	250,576
Class C, 0.6319% 5/15/23 (h)(o)		355,000	311,939
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	256,812
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		1,057,319	1,057,217
Series 1998-CG1 Class B4, 7.226% 6/10/31 (h)(o)		891,000	916,274
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (h)		770,000	752,517
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	651,998
Class G, 6.936% 3/15/33 (h)		1,252,000	1,149,741
Class H, 7.039% 3/15/33 (h)		63,000	51,301
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	317,528
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		625,000	531,250
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		436,232	447,535
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	9,841,194
Series 2001-1 Class X1, 1.0456% 5/15/33 (h)(o)(q)		19,489,948	195,958
Series 2001-3 Class C, 6.51% 6/10/38		287,000	283,605
Series 2002-1A Class H, 7.162% 12/10/35 (h)(o)		65,000	56,660
Series 2004-C1 Class X2, 1.1162% 11/10/38 (h)(o)(q)		11,959,468	108,335
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	288,846
Series 2007-C1 Class XP, 0.2074% 12/10/49 (o)(q)		39,432,402	268,456
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,486	$ 92,575
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,149,872
Class G, 6.75% 4/15/29 (o)		504,000	260,444
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	524,225
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		385,000	21,297
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		187,119	187,119
Class J, 6.974% 8/15/36 (h)		226,000	214,748
Class K, 6.974% 8/15/36 (h)		427,000	42,323
Series 2000-C1:
Class G, 7% 3/15/33 (h)		145,000	145,000
Class H, 7% 3/15/33 (h)		100,000	92,896
Class K, 7% 3/15/33		90,000	64,541
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	283,424
Series 2003-C3 Class X2, 0.6546% 12/10/38 (h)(o)(q)		12,937,743	64,153
Series 2005-C1 Class X2, 0.6812% 5/10/43 (o)(q)		8,706,653	102,067
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (h)(o)		715,000	386,467
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	475,965
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,225,412
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,988,097	2,065,033
Class A2, 5.597% 12/10/49		3,804,000	3,876,076
Series 2007-GG9:
Class A1, 5.233% 3/10/39		149,081	150,080
Class A4, 5.444% 3/10/39		5,530,000	5,253,540
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		97,000	90,226
Class J, 6.306% 1/11/35 (h)		760,000	698,840
Series 2003-C1 Class XP, 2.0344% 7/5/35 (h)(o)(q)		7,814,659	42,450
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	155,551
Class XP, 0.8642% 1/5/36 (h)(o)(q)		12,076,264	87,483
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (h)(o)(q)		36,584,053	525,003
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (o)		5,013,000	5,066,028
Class A4, 5.883% 7/10/38 (o)		9,540,000	9,457,820
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		$ 46,664,905	$ 514,481
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (h)(o)		96,000	68,429
Class D, 0.5084% 6/6/20 (h)(o)		453,000	252,683
Class E, 0.5984% 6/6/20 (h)(o)		526,000	292,088
Class F, 0.6684% 6/6/20 (h)(o)		835,001	459,501
Class J, 1.9784% 6/6/20 (h)(o)		250,000	10,075
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (h)(o)		1,994,000	1,694,900
Class D, 0.5984% 3/6/20 (h)(o)		4,004,000	3,363,360
Class F, 0.7084% 3/6/20 (h)(o)		164,000	136,530
Class G, 0.7484% 3/6/20 (h)(o)		81,000	66,623
Class H, 0.8784% 3/6/20 (h)(o)		60,000	49,200
Class J, 1.0784% 3/6/20 (h)(o)		86,000	69,015
Class L, 1.5334% 3/1/20 (h)(o)		400,000	305,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	605,750
Series 1997-GL Class G, 7.7695% 7/13/30 (o)		840,947	921,341
Series 1998-GLII Class G, 7.742% 4/13/31 (h)(o)		600,000	526,777
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	178,920
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (h)(o)(q)		37,320,375	571,927
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,371,630
Series 2006-RR2:
Class M, 5.6863% 6/1/46 (h)(o)		100,000	1,000
Class N, 5.6863% 6/1/46 (h)(o)		100,000	250
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,938,528
Series 2007-GG10:
Class A1, 5.69% 8/10/45		607,080	629,885
Class A2, 5.778% 8/10/45		13,561,000	14,097,130
Class A4, 5.8051% 8/10/45 (o)		20,420,000	18,194,046
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		201,000	180,330
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		208,396	170,884
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 193,009
Series 2004-C1 Class X2, 0.9676% 1/15/38 (h)(o)(q)		2,942,268	27,540
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (h)(o)(q)		4,136,691	32,937
Series 2009-IWST Class D, 7.443% 12/1/27 (h)		250,000	240,327
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5019% 4/16/19 (h)(o)		905,151	863,799
Series 2005-FL1A Class A2, 0.4119% 2/15/19 (h)(o)		420,261	391,342
Series 2006-FLA2:
Class A2, 0.3619% 11/15/18 (h)(o)		10,000,000	7,600,000
Class B, 0.4019% 11/15/18 (h)(o)		1,587,899	984,001
Class C, 0.4419% 11/15/18 (h)(o)		1,128,158	642,698
Class D, 0.4619% 11/15/18 (h)(o)		343,661	178,596
Class E, 0.5119% 11/15/18 (h)(o)		495,749	247,720
Class F, 0.5619% 11/15/18 (h)(o)		742,264	341,210
Class G, 0.5919% 11/15/18 (h)(o)		644,965	283,583
Class H, 0.7319% 11/15/18 (h)(o)		495,749	198,145
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (o)		5,657,000	5,758,876
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,930,461
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	6,152,248
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,201,881
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	921,699
Series 2007-CB19 Class A4, 5.746% 2/12/49 (o)		6,670,000	6,332,278
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (o)		5,340,000	5,559,231
Series 2007-LDP10 Class A1, 5.122% 1/15/49		159,552	163,276
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,777,037
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	107,304
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (o)		1,711,000	941,990
Series 2004-LN2 Class D, 5.2114% 7/15/41 (o)		420,000	293,969
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)		963,000	277,721
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,946,043
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	15,788,594
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,393
Series 2007-CB19:
Class B, 5.746% 2/12/49 (o)		165,000	55,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.746% 2/12/49 (o)		$ 424,000	$ 133,054
Class D, 5.746% 2/12/49 (o)		447,000	131,228
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	56,137
Class CS, 5.466% 1/15/49 (o)		157,000	15,747
Class ES, 5.5453% 1/15/49 (h)(o)		983,000	112,235
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,590,483
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	782,266
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		868,972	897,534
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		573,000	584,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		366,652	380,805
Series 2001-C3 Class A1, 6.058% 6/15/20		73,173	74,373
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	926,098
Class A4, 5.156% 2/15/31		722,000	738,515
Series 2006-C3 Class A1, 5.478% 3/15/39		109,621	111,072
Series 2006-C6:
Class A1, 5.23% 9/15/39		251,893	256,045
Class A2, 5.262% 9/15/39 (o)		11,694,000	12,017,571
Series 2006-C7:
Class A1, 5.279% 11/15/38		754,404	772,292
Class A2, 5.3% 11/15/38		2,092,000	2,154,862
Class A3, 5.347% 11/15/38		1,417,000	1,413,308
Class AM, 5.378% 11/15/38		160,000	137,392
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		244,252	249,839
Class A3, 5.398% 2/15/40		10,000,000	10,246,759
Class A4, 5.424% 2/15/40		5,434,000	5,029,658
Series 2007-C2:
Class A1, 5.226% 2/15/40		188,658	192,112
Class A3, 5.43% 2/15/40		3,967,000	3,697,080
Series 2007-C6 Class A2, 5.845% 7/15/40		9,969,939	10,366,572
Series 2000-C3 Class B, 7.95% 3/15/32		532,631	537,396
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,118
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,764,150
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,052,831
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	71,710
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (h)(o)(q)		$ 7,980,175	$ 18,297
Series 2003-C7 Class L, 5.0984% 7/15/37 (h)(o)		284,000	92,815
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	114,364
Class K, 5.252% 3/15/36 (h)(o)		500,000	121,819
Class XCP, 1.0507% 3/15/36 (h)(o)(q)		25,979,524	253,248
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		482,649	486,198
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (o)(q)		6,411,758	92,928
Series 2005-C5 Class A2, 4.885% 9/15/30		500,000	500,328
Series 2006-C4 Class AM, 5.9025% 6/15/38 (o)		160,000	139,086
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (o)(q)		10,810,515	211,217
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	1,117,615
Class D, 5.563% 2/15/40 (o)		760,000	189,494
Class E, 5.582% 2/15/40 (o)		381,000	83,114
Class XCP, 0.4741% 2/15/40 (o)(q)		4,345,108	59,612
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	2,198,067
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,920,834
Class XCP, 0.2983% 9/15/45 (o)(q)		153,050,259	1,730,019
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	552,380
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,732,400
Class C, 4.13% 11/20/37 (h)		8,205,000	6,810,150
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (h)(o)		608,683	437,219
Class E, 0.5219% 9/15/21 (h)(o)		2,196,145	1,519,132
Class F, 0.5719% 9/15/21 (h)(o)		1,143,094	677,572
Class G, 0.5919% 9/15/21 (h)(o)		2,258,211	1,003,507
Class H, 0.6319% 9/15/21 (h)(o)		582,579	202,530
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,578,747
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	105,516
Class I11, 7.72% 2/26/28 (h)		100,000	51,450
Class I12, 7.72% 2/26/28 (h)		100,000	45,390
Class I9, 7.72% 2/26/28 (h)		153,200	104,881
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	627,914
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1998-C3 Class E, 7.0618% 12/15/30 (o)		$ 173,000	$ 179,927
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	391,050
Class H, 6.778% 2/3/16 (h)		315,000	311,850
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		245,663	247,457
Series 2007-C1 Class A1, 4.533% 6/12/50		682,546	693,792
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	6,927
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)		3,122,000	3,181,606
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	506,898
Series 2006-C1:
Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,750,549
Class AM, 5.6564% 5/12/39 (o)		100,000	85,694
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	14,161
Series 2007-C1 Class A4, 5.8284% 6/12/50 (o)		7,199,517	6,649,649
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,728,627
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (o)		887,000	827,593
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	2,078,288
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,101,417
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,664,190
Series 2007-5:
Class A1, 4.275% 8/12/48		112,821	114,316
Class A3, 5.364% 8/12/48		11,417,000	11,170,643
Class A4, 5.378% 8/12/48		76,000	62,945
Class B, 5.479% 2/12/17		5,706,000	385,194
Series 2007-6:
Class A1, 5.175% 3/12/51		137,597	140,526
Class A4, 5.485% 3/12/51 (o)		14,650,000	12,410,126
Series 2007-7 Class A4, 5.747% 6/12/50 (o)		6,656,000	5,856,645
Series 2007-8 Class A1, 4.622% 8/12/49		483,187	493,723
Series 2006-2 Class A4, 5.9102% 6/12/46 (o)		16,407,000	16,944,923
Series 2006-4 Class XP, 0.6256% 12/12/49 (o)(q)		40,286,676	825,035
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	501,801
Series 2007-7 Class B, 5.75% 6/12/50		166,000	25,108
Series 2007-8 Class A3, 5.9573% 8/12/49 (o)		1,640,000	1,528,175
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (h)(o)		$ 38,581	$ 32,408
Series 2006-XLF:
Class C, 1.429% 7/15/19 (h)(o)		822,747	113,128
Class F, 0.549% 7/15/19 (h)(o)		1,830,000	1,317,600
Class G, 0.589% 7/15/19 (h)(o)		1,041,000	593,370
Class H, 0.6106% 7/15/19 (h)(o)		550,000	203,500
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (h)(o)		2,634,466	1,047,200
Series 2007-XLCA Class B, 0.7288% 7/17/17 (h)(o)		2,408,057	48,161
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (h)(o)		1,092,000	382,200
Class D, 0.419% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.479% 10/15/20 (h)(o)		834,661	125,199
Class F, 0.529% 10/15/20 (h)(o)		500,899	50,090
Class G, 0.4719% 10/15/20 (h)(o)		619,188	49,535
Class H, 0.659% 10/15/20 (h)(o)		389,758	19,488
Class J, 0.809% 10/15/20 (h)(o)		444,903	13,347
Class MHRO, 0.9219% 10/15/20 (h)(o)		605,197	77,163
Class MJPM, 1.2319% 10/15/20 (h)(o)		183,182	19,692
Class MSTR, 0.9319% 10/15/20 (h)(o)		343,918	54,167
Class NHRO, 1.119% 10/15/20 (h)(o)		918,469	107,920
Class NSTR, 1.079% 10/15/20 (h)(o)		315,384	43,365
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (h)(o)(q)		5,855,645	74,045
Series 2004-HQ3 Class A2, 4.05% 1/13/41		514,875	517,474
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		560,475	518,440
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,820,118
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		504,359	514,834
Class AM, 5.36% 11/12/41		570,000	498,926
Series 2006-HQ8 Class A1, 5.124% 3/12/44		8,175	8,178
Series 2006-T23 Class A1, 5.682% 8/12/41		1,407,106	1,449,118
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		432,419	443,317
Class A31, 5.439% 2/12/44 (o)		964,000	964,194
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		452,878	465,144
Class A4, 5.364% 3/15/44		10,000,000	9,163,912
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,103,501	1,134,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25:
Class A1, 5.391% 11/12/49		$ 295,842	$ 305,241
Class A2, 5.507% 11/12/49		3,425,000	3,566,485
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		12,306,129	127,717
Series 2004-IQ7 Class E, 5.4019% 6/15/38 (h)(o)		120,000	51,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	208,600
Series 2005-HQ7:
Class E, 5.2072% 11/14/42 (o)		75,000	42,938
Class F, 5.2072% 11/14/42 (o)		305,000	115,900
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (h)(o)(q)		22,352,229	421,027
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (h)(o)(q)		10,227,921	139,919
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (o)		2,950,000	3,037,698
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	1,143,315
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (o)		3,157,000	3,307,737
Class A4, 5.7711% 10/15/42 (o)		570,000	592,651
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	737,025
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)		972,000	1,014,006
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,224,040
Series 2007-HQ12:
Class A2, 5.6315% 4/12/49 (o)		12,880,000	13,013,072
Series A1, 5.519% 4/12/49 (o)		777,684	809,247
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,518,849
Class B, 5.7311% 4/15/49 (o)		469,000	150,080
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (h)(o)		3,245,642	170,396
Class D, 0.929% 7/17/17 (h)(o)		1,526,121	80,121
Class E, 1.029% 7/17/17 (h)(o)		1,239,655	65,082
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		32,432	33,389
Series 2000-PRIN Class C, 7.9622% 2/23/34 (o)		466,000	496,606
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	196,040
Series 2003-TOP9 Class E, 5.7413% 11/13/36 (h)(o)		78,000	45,221
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		457,862	424,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		$ 708,495	$ 752,953
Class G, 5% 8/20/30 (h)		361,875	358,371
Class J, 5% 8/20/30 (h)		195,000	161,850
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		460,858	398,201
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		241,669	241,379
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	63,039
Class G, 4.456% 9/12/38 (h)	CAD	54,000	30,147
Class H, 4.456% 9/12/38 (h)	CAD	36,000	19,058
Class J, 4.456% 9/12/38 (h)	CAD	36,000	18,015
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,008
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,931
Class M, 4.456% 9/12/38 (h)	CAD	128,859	28,513
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	74,868
Class G, 4.57% 4/12/23	CAD	42,000	23,654
Class H, 4.57% 4/12/23	CAD	42,000	22,435
Class J, 4.57% 4/12/23	CAD	42,000	21,294
Class K, 4.57% 4/12/23	CAD	21,000	10,112
Class L, 4.57% 4/12/23	CAD	63,000	28,833
Class M, 4.57% 4/12/23	CAD	185,000	37,026
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		2,817,995	2,851,677
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	127,441
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		192,000	168,960
Class F6, 6.5% 2/18/34 (h)(o)		43,000	35,260
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		252,601	265,158
Class F, 7.3% 10/12/34 (h)		473,000	476,586
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,669,157
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8069% 7/15/24 (h)(o)		110,000	19,750
Class G, 0.8069% 7/15/24 (h)(o)		200,000	33,378
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (h)(o)		$ 1,276,330	$ 1,273,450
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (h)(o)		1,770,598	837,422
Class F, 0.5731% 8/11/18 (h)(o)		1,877,987	805,741
Class G, 0.5931% 8/11/18 (h)(o)		1,779,101	732,160
Class J, 0.8331% 8/11/18 (h)(o)		395,545	99,751
Series 2007-ESH Class A1, 0.6819% 6/15/19 (h)(o)		174,846	157,361
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (h)(o)		140,220	56,088
Class AP2, 1.0319% 6/15/20 (h)(o)		235,007	70,502
Class F, 0.7119% 6/15/20 (h)(o)		4,565,501	821,790
Class LXR1, 0.9319% 6/15/20 (h)(o)		233,916	93,566
Class LXR2, 1.0319% 6/15/20 (h)(o)		3,111,858	933,558
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		578,895	584,553
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		3,611,922	3,650,397
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,358,275
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,756,074
Series 2006-C29:
Class A1, 5.11% 11/15/48		911,167	929,406
Class A3, 5.313% 11/15/48		5,051,000	5,146,465
Series 2007-C30:
Class A1, 5.031% 12/15/43		221,928	225,984
Class A3, 5.246% 12/15/43		1,633,000	1,612,391
Class A4, 5.305% 12/15/43		8,604,000	8,095,443
Class A5, 5.342% 12/15/43		2,036,000	1,692,714
Series 2007-C31:
Class A1, 5.14% 4/15/47		227,942	232,109
Class A4, 5.509% 4/15/47		4,299,000	3,662,172
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (o)		15,568,000	16,104,649
Class A3, 5.7403% 6/15/49 (o)		3,229,000	2,877,961
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)		903,000	666,780
Series 2003-C8 Class XP, 0.3153% 11/15/35 (h)(o)(q)		5,617,047	16,116
Series 2003-C9 Class XP, 0.4734% 12/15/35 (h)(o)(q)		6,281,686	24,164
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	221,521
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class C, 5.21% 8/15/41		$ 170,000	$ 139,330
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)		1,464,000	1,244,400
Class 180B, 5.5782% 10/15/41 (h)(o)		666,000	532,800
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,116,173
Series 2005-C22:
Class B, 5.3602% 12/15/44 (o)		4,218,000	1,985,833
Class F, 5.3602% 12/15/44 (h)(o)		3,171,000	718,241
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	7,799,444
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	403,206
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,418,059
Class C, 5.483% 12/15/43 (o)		5,706,000	1,250,563
Class D, 5.513% 12/15/43 (o)		3,044,000	535,541
Class XP, 0.434% 12/15/43 (h)(o)(q)		22,614,303	328,464
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)		522,000	98,968
Series 2007-C32:
Class D, 5.7403% 6/15/49 (o)		1,431,000	247,401
Class E, 5.7403% 6/15/49 (o)		2,252,000	349,435
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (o)		1,259,000	1,053,116
Series 2007-C33 Class B, 5.9013% 2/15/51 (o)		3,198,000	892,718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $730,809,218)			803,438,019
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,478,032
7.55% 4/1/39		8,400,000	8,207,304
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,966,892
TOTAL MUNICIPAL SECURITIES (Cost $20,981,747)			20,652,228
Foreign Government and Government Agency Obligations - 1.6%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,018,617	$ 2,622,147
par 2.5% 12/31/38 (f)		2,960,000	950,160
7% 3/28/11		30,740,000	29,186,776
7% 9/12/13		22,165,000	17,992,439
Bahamian Republic 6.95% 11/20/29 (h)		805,000	800,975
Barbados Government 7.25% 12/15/21 (h)		742,000	753,130
Brazilian Federative Republic:
6% 9/15/13		266,667	276,667
8.25% 1/20/34		410,000	514,550
8.75% 2/4/25		545,000	705,775
12.25% 3/6/30		685,000	1,171,350
Cayman Island Government 5.95% 11/24/19 (h)		775,000	753,688
Chilean Republic 7.125% 1/11/12		3,045,000	3,337,807
Colombian Republic:
7.375% 9/18/37		2,130,000	2,332,350
11.75% 2/25/20		325,000	471,250
Congo Republic 3% 6/30/29 (f)		2,930,750	1,538,644
Croatia Republic 6.75% 11/5/19 (h)		1,755,000	1,819,953
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		405,000	421,200
8.25% 10/24/12 (h)		1,400,000	1,503,320
Dominican Republic:
1.2888% 8/30/24 (o)		1,100,000	830,500
9.04% 1/23/18 (h)		1,776,087	1,935,935
9.5% 9/27/11 (Reg. S)		1,888,297	1,949,667
Ecuador Republic 5% 2/28/25		218,000	117,720
El Salvador Republic:
7.375% 12/1/19 (h)		595,000	636,650
7.65% 6/15/35 (Reg. S)		1,265,000	1,290,300
7.75% 1/24/23 (Reg. S)		870,000	952,650
8.25% 4/10/32 (Reg. S)		375,000	403,125
Gabonese Republic 8.2% 12/12/17 (h)		1,760,000	1,887,600
Georgia Republic 7.5% 4/15/13		1,770,000	1,823,100
Ghana Republic 8.5% 10/4/17 (h)		2,150,000	2,246,750
Hungarian Republic 6.25% 1/29/20		795,000	808,913
Indonesian Republic:
5.875% 3/13/20 (h)		2,015,000	2,093,182
6.625% 2/17/37 (h)		1,475,000	1,489,750
6.875% 3/9/17 (h)		950,000	1,052,125
6.875% 1/17/18 (h)		1,510,000	1,679,875
7.5% 1/15/16 (h)		485,000	557,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
7.75% 1/17/38 (h)		$ 1,870,000	$ 2,103,750
8.5% 10/12/35 (Reg. S)		1,360,000	1,645,600
11.625% 3/4/19 (h)		1,720,000	2,476,800
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,660,000	3,165,900
Lithuanian Republic:
6.75% 1/15/15 (h)		1,815,000	1,910,288
7.375% 2/11/20 (h)		405,000	417,150
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	646,800
Peruvian Republic 7.35% 7/21/25		1,310,000	1,526,150
Philippine Republic:
6.5% 1/20/20		805,000	862,397
9.5% 2/2/30		565,000	731,675
10.625% 3/16/25		520,000	720,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	2,896,188
Republic of Serbia 6.75% 11/1/24 (h)		5,215,000	5,045,513
Russian Federation:
7.5% 3/31/30 (Reg. S)		14,397,980	16,341,707
12.75% 6/24/28 (Reg. S)		1,800,000	3,114,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,643,576
6.75% 5/30/40		805,000	785,922
6.875% 3/17/36		3,285,000	3,293,213
7% 9/26/16		965,000	1,062,755
7.25% 3/5/38		1,400,000	1,457,820
7.375% 2/5/25		4,690,000	5,135,550
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		5,690,000	5,576,200
Ukraine Government:
6.385% 6/26/12 (h)		2,015,000	1,919,288
6.75% 11/14/17 (h)		2,295,000	1,956,488
United Mexican States:
7.5% 4/8/33		425,000	494,063
8.3% 8/15/31		420,000	529,200
Uruguay Republic:
6.875% 9/28/25		585,000	608,400
8% 11/18/22		2,566,902	2,964,772
Venezuelan Republic:
1.2489% 4/20/11 (Reg. S) (o)		9,055,000	8,285,325
5.375% 8/7/10 (Reg. S)		1,535,000	1,515,813
7% 3/31/38		815,000	460,475
8.5% 10/8/14		1,360,000	1,139,000
9% 5/7/23 (Reg. S)		3,590,000	2,530,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9.25% 9/15/27		$ 2,570,000	$ 1,921,075
9.375% 1/13/34		985,000	694,425
10.75% 9/19/13		5,830,000	5,465,625
13.625% 8/15/18		4,038,000	3,896,670
Vietnamese Socialist Republic:
4% 3/12/28 (f)		2,915,000	2,302,850
6.75% 1/29/20 (h)		1,900,000	1,895,250
6.875% 1/15/16 (h)		655,000	694,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $176,443,231)			190,740,896
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,006
Eurasian Development Bank 7.375% 9/29/14 (h)		1,425,000	1,503,375
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,668,445)			1,760,381
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (a)	29,238	869,831
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(h)	1,517	15
TOTAL COMMON STOCKS (Cost $964,869)		869,846
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,295,129
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,295,129
Floating Rate Loans - 0.6%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (o)	$ 4,027,366	$ 3,554,151
Tranche C, term loan 2.1675% 12/27/15 (o)	2,458,249	2,144,822
		5,698,973
Automobiles - 0.1%
Ford Motor Co. term loan 3.2588% 12/15/13 (o)	7,803,626	7,296,391
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7364% 7/24/14 (o)	1,764,348	1,634,228
Tranche DD, term loan 2.73% 7/24/14 (o)	209,942	194,459
		1,828,687
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (o)	772,313	687,359
Tranche B, term loan 2.01% 5/23/14 (o)	3,759,176	3,345,667
		4,033,026
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (o)	4,033,801	3,766,360
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,763,669
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (o)	3,845,000	3,316,313
		10,846,342
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4788% 4/4/14 (o)	240,000	222,000
TOTAL CONSUMER DISCRETIONARY		29,925,419
FINANCIALS - 0.0%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14 (o)	3,890,000	3,948,350
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8788% 1/29/16 (o)	2,115,000	1,649,700
TOTAL FINANCIALS		5,598,050
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4788% 4/10/14 (o)	$ 2,487,407	$ 2,269,759
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (o)	4,193,320	3,553,839
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (o)	2,716,513	2,207,167
		5,761,006
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (o)	2,335,000	2,183,225
TOTAL INDUSTRIALS		7,944,231
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 2.9804% 9/24/14 (o)	910,344	796,551
Tranche B2, term loan 2.9988% 9/24/14 (o)	840,700	734,561
Tranche B3, term loan 2.9988% 9/24/14 (o)	2,850,420	2,486,991
		4,018,103
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (o)	1,777,638	1,644,315
TOTAL INFORMATION TECHNOLOGY		5,662,418
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 2/25/16 (o)	2,065,000	2,057,256
Tranche 2LN, term loan 10% 9/26/16 (o)	2,065,000	2,034,025
		4,091,281
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.7284% 7/3/15 (o)	$ 3,685,000	$ 3,606,878
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (o)	2,425,000	2,231,000
		5,837,878
UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7287% 10/10/14 (o)	945,165	760,858
Tranche B3, term loan 3.7287% 10/10/14 (o)	5,277,513	4,248,398
		5,009,256
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2288% 3/30/12 (o)	789,624	714,610
term loan 3.2506% 3/30/14 (o)	5,326,535	4,820,514
		5,535,124
TOTAL UTILITIES		10,544,380
TOTAL FLOATING RATE LOANS (Cost $65,646,581)		71,873,416
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.3125% 12/14/19 (o) (Cost $1,341,874)	1,828,711	1,590,979
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (o) (Cost $823,674)	978,000	948,660
Fixed-Income Funds - 18.9%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (p)	4,640,277	$ 490,755,690
Fidelity Floating Rate Central Fund (p)	5,600,893	529,508,434
Fidelity Mortgage Backed Securities Central Fund (p)	12,193,421	1,259,336,525
TOTAL FIXED-INCOME FUNDS (Cost $2,151,521,411)		2,279,600,649
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	4,540,594
Net Servicos de Comunicacao SA 9.25% (h)	3,458,000	3,502,172
		8,042,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,218,000	4,253,204
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	833,934
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,959,566
		4,793,500
TOTAL PREFERRED SECURITIES (Cost $14,920,175)		17,089,470
Cash Equivalents - 8.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	$ 1,010,322,987	$ 1,010,313,000
(Collateralized by U.S. Government Obligations) # (b)	39,092,391	39,092,000
TOTAL CASH EQUIVALENTS (Cost $1,049,405,000)		1,049,405,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $12,274,180,136)		12,874,198,419
NET OTHER ASSETS - (6.4)%		(776,074,890)
NET ASSETS - 100%		$ 12,098,123,529
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	$ 3,393,186	(3,257,459)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	3,902,164	(3,746,078)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,375,230	(2,280,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)

	Sept. 2037	$ 6,107,735	$ (5,863,425)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,205,571	(2,117,348)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)	August 2034	28,660	(21,463)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	34,495	(21,796)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(726)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,942)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)	Sept. 2034	38,535	(36,398)
TOTAL CREDIT DEFAULT SWAPS		$ 18,098,163	$ (17,351,856)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 13,056
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	145,260
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(79,955))	July 2014	1,135,000	128,986
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	13,514,956
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,969,885
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,740,550
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,460,588
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,214,433
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,314,690
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,253,370
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,458,924
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,734,180
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,684,200
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 66,633,078
		$ 938,027,163	$ 49,281,222
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,835,164 or 8.2% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,637,664 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,807,014.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,297 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,010,313,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 676,161,251
HSBC Securities (USA), Inc.	97,325,752
ING Financial Markets LLC	9,732,575
J.P. Morgan Securities, Inc.	64,883,835
Mizuho Securities USA, Inc.	145,988,628
RBC Capital Markets Corp.	16,220,959
$ 1,010,313,000
$39,092,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 39,092,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 21,221,859
Fidelity Floating Rate Central Fund	11,396,056
Fidelity Mortgage Backed Securities Central Fund	30,529,780
Total	$ 63,147,695
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 350,503,094	$ 490,755,690	20.4%
Fidelity Floating Rate Central Fund	578,953,113	11,395,848	99,963,018	529,508,434	19.3%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	30,529,105	300,164,349	1,259,336,525	16.0%
Total	$ 2,896,022,237	$ 41,924,953	$ 750,630,461	$ 2,279,600,649
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 869,831	$ 869,831	$ -	$ -
Financials	15	-	-	15
Utilities	1,295,129	-	1,295,129	-
Corporate Bonds	3,167,026,890	-	3,166,625,759	401,131
U.S. Government and Government Agency Obligations	3,394,468,028	-	3,394,468,028	-
U.S. Government Agency - Mortgage Securities	1,335,898,187	-	1,335,898,187	-
Asset-Backed Securities	319,455,758	-	297,959,210	21,496,548
Collateralized Mortgage Obligations	218,084,883	-	209,879,640	8,205,243
Commercial Mortgage Securities	803,438,019	-	755,260,838	48,177,181
Municipal Securities	20,652,228	-	20,652,228	-
Foreign Government and Government Agency Obligations	190,740,896	-	190,623,176	117,720
Supranational Obligations	1,760,381	-	1,760,381	-
Floating Rate Loans	71,873,416	-	71,873,416	-
Sovereign Loan Participations	1,590,979	-	1,590,979	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 948,660	$ -	$ 948,660	$ -
Fixed-Income Funds	2,279,600,649	2,279,600,649	-	-
Preferred Securities	17,089,470	-	17,089,470	-
Cash Equivalents	1,049,405,000	-	1,049,405,000	-
Total Investments in Securities:	$ 12,874,198,419	$ 2,280,470,480	$ 10,515,330,101	$ 78,397,838
Derivative Instruments:
Assets
Swap Agreements	$ 66,633,078	$ -	$ 66,633,078	$ -
Liabilities
Swap Agreements	$ (17,351,856)	$ -	$ (43,258)	$ (17,308,598)
Total Derivative Instruments:	$ 49,281,222	$ -	$ 66,589,820	$ (17,308,598)
Other Financial Instruments:
Forward Commitments	$ 528,110	$ -	$ 528,110	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,536,258
Total Unrealized Gain (Loss)	24,124,546
Cost of Purchases	1,714,784
Proceeds of Sales	(10,674,398)
Amortization/Accretion	1,808,820
Transfers in/out of Level 3	(38,809,844)
Ending Balance	$ 78,397,838
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 8,562,490
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	3,059,276
Transfers in/out of Level 3	(20,322,464)
Ending Balance	$ (17,308,598)
Realized gain (loss) on Swap Agreements for the period	$ (2,287,033)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 3,058,122

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (17,351,856)
Interest Rate Risk
Swap Agreements (a)	66,633,078	-
Total Value of Derivatives	$ 66,633,078	$ (17,351,856)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $38,205,922 and repurchase agreements of $1,049,405,000) - See accompanying schedule: Unaffiliated issuers (cost $10,122,658,725)	$ 10,594,597,770
Fidelity Central Funds (cost $2,151,521,411)	2,279,600,649
Total Investments (cost $12,274,180,136)		$ 12,874,198,419
Commitment to sell securities on a delayed delivery basis	(180,761,179)
Receivable for securities sold on a delayed delivery basis	181,289,289	528,110
Receivable for investments sold, regular delivery		52,687,091
Cash		6,572,520
Receivable for swap agreements		2,545
Receivable for fund shares sold		25,405,898
Interest receivable		78,255,177
Distributions receivable from Fidelity Central Funds		8,543,512
Unrealized appreciation on swap agreements		66,633,078
Receivable from investment adviser for expense reductions		290
Other receivables		31,991
Total assets		13,112,858,631

Liabilities
Payable for investments purchased Regular delivery	$ 419,553,627
Delayed delivery	453,993,104
Payable for swap agreements	162,275
Payable for fund shares redeemed	78,445,343
Distributions payable	1,323,455
Unrealized depreciation on swap agreements	17,351,856
Accrued management fee	3,234,896
Distribution fees payable	113,175
Other affiliated payables	1,423,423
Other payables and accrued expenses	41,448
Collateral on securities loaned, at value	39,092,500
Total liabilities		1,014,735,102

Net Assets		$ 12,098,123,529
Net Assets consist of:
Paid in capital		$ 11,785,256,330
Undistributed net investment income		65,841,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(404,490,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		651,515,924
Net Assets		$ 12,098,123,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,521,296 ÷ 12,674,326 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class T: Net Asset Value and redemption price per share ($56,440,610 ÷ 5,322,966 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class B: Net Asset Value and offering price per share ($10,342,147 ÷ 974,160 shares) A	$ 10.62

Class C: Net Asset Value and offering price per share ($81,639,600 ÷ 7,692,353 shares) A	$ 10.61

Total Bond: Net Asset Value, offering price and redemption price per share ($11,049,934,132 ÷ 1,041,212,423 shares)	$ 10.61

Class F: Net Asset Value, offering price and redemption price per share ($109,526,775 ÷ 10,321,720 shares)	$ 10.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($655,718,969 ÷ 61,861,488 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Dividends		$ 717,598
Interest		249,932,795
Income from Fidelity Central Funds		63,147,695
Total income		313,798,088

Expenses
Management fee	$ 19,663,289
Transfer agent fees	6,561,001
Distribution fees	605,907
Fund wide operations fee	2,084,376
Independent trustees' compensation	20,876
Interest	8,315
Miscellaneous	24,147
Total expenses before reductions	28,967,911
Expense reductions	(23,978)	28,943,933
Net investment income		284,854,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,853,552
Fidelity Central Funds	26,596,980
Swap agreements	17,096,035
Total net realized gain (loss)		150,546,567
Change in net unrealized appreciation (depreciation) on: Investment securities	281,225,206
Assets and liabilities in foreign currencies	2,405
Swap agreements	(1,696,109)
Delayed delivery commitments	2,190,082
Total change in net unrealized appreciation (depreciation)		281,721,584
Net gain (loss)		432,268,151
Net increase (decrease) in net assets resulting from operations		$ 717,122,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 284,854,155	$ 552,729,690
Net realized gain (loss)	150,546,567	(524,000,402)
Change in net unrealized appreciation (depreciation)	281,721,584	750,351,058
Net increase (decrease) in net assets resulting from operations	717,122,306	779,080,346
Distributions to shareholders from net investment income	(279,457,939)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(319,900,986)	(574,929,700)
Share transactions - net increase (decrease)	(269,345,329)	684,114,730
Total increase (decrease) in net assets	127,875,991	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $65,841,985 and undistributed net investment income of $60,445,769, respectively)	$ 12,098,123,529	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.223	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.360	.231	(.189)	(.141)	.105	(.294)	.183
Total from investment operations	.583	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.219)	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.253)	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.71%	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	4.29% A	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,521	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment income E	.221	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.360	.233	(.191)	(.143)	.105	(.296)	.173
Total from investment operations	.581	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.217)	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.251)	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.60	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B, C, D	5.70%	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.83% A	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.83% A	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	4.25% A	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,441	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.184	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.370	.233	(.190)	(.145)	.104	(.296)	.182
Total from investment operations	.554	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.180)	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.214)	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.62	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.42%	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	3.54% A	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,342	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.186	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.360	.232	(.189)	(.145)	.105	(.293)	.181
Total from investment operations	.546	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.182)	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.216)	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.34%	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	3.57% A	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,640	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.242	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.359	.232	(.189)	(.143)	.105	(.290)	.182
Total from investment operations	.601	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.237)	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.271)	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	5.89%	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	4.63% A	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,049,934	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28,	Period ended August 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.242	.100
Net realized and unrealized gain (loss)	.374	.359
Total from investment operations	.616	.459
Distributions from net investment income	(.242)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.276)	(.079)
Net asset value, end of period	$ 10.61	$ 10.27
Total Return B, C	6.05%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	4.73% A	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,527	$ 329
Portfolio turnover rate F	115% A	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.239	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.368	.224	(.186)	(.134)	.105	(.294)	.182
Total from investment operations	.607	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.233)	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.267)	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.60	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B, C	5.97%	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.52% A	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	4.56% A	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,719	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

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The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

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could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in

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Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed-Income Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 508,428,186
Gross unrealized depreciation	(126,446,884)
Net unrealized appreciation (depreciation)	$ 381,981,302

Tax cost	$ 12,492,217,117

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

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Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

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5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

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Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $18,098,163 representing .15% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(17,351,856). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $8,807,014. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $18,098,163, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (2,286,758)	$ 2,508,127
Interest Rate Risk
Swap Agreements	19,382,793	(4,204,236)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 17,096,035	$ (1,696,109)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $17,096,035 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,696,109) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,094,103,429 and $2,072,248,021, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 155,511	$ 1,482
Class T	0%	.25%	64,502	-
Class B	.65%	.25%	44,780	32,482
Class C	.75%	.25%	341,114	84,623
			$ 605,907	$ 118,587

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,669
Class T	4,925
Class B*	8,594
Class C*	3,849
$ 34,037

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,456.19
Class T	58,310.23
Class B	14,561.30
Class C	50,630.15
Total Bond	5,692,983.10
Institutional Class	628,061.17
	$ 6,561,001

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,147 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

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9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $66,146.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 290

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $23,688.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net investment income
Class A	$ 2,595,098	$ 3,847,702
Class T	1,064,143	1,872,372
Class B	169,985	334,350
Class C	1,175,083	1,445,182
Total Bond	256,539,732	454,620,480
Class F	1,512,044	2,418
Institutional Class	16,401,854	41,289,271
Total	$ 279,457,939	$ 503,411,775

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11. Distributions to Shareholders - continued

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class A
Shares sold	4,083,079	5,984,791	$ 42,897,226	$ 57,444,987
Reinvestment of distributions	255,525	406,888	2,691,684	3,861,183
Shares redeemed	(2,173,213)	(3,902,315)	(22,880,769)	(36,894,839)
Net increase (decrease)	2,165,391	2,489,364	$ 22,708,141	$ 24,411,331
Class T
Shares sold	1,393,527	2,362,273	$ 14,681,933	$ 22,525,326
Reinvestment of distributions	109,084	212,303	1,147,971	2,007,899
Shares redeemed	(863,615)	(1,724,975)	(9,079,896)	(16,315,286)
Net increase (decrease)	638,996	849,601	$ 6,750,008	$ 8,217,939
Class B
Shares sold	260,927	554,201	$ 2,743,369	$ 5,314,152
Reinvestment of distributions	14,338	28,612	151,072	270,597
Shares redeemed	(181,851)	(659,643)	(1,915,071)	(6,193,443)
Net increase (decrease)	93,414	(76,830)	$ 979,370	$ (608,694)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class C
Shares sold	2,757,521	4,153,350	$ 29,037,010	$ 39,736,399
Reinvestment of distributions	117,084	152,104	1,233,256	1,446,118
Shares redeemed	(627,538)	(1,718,977)	(6,606,629)	(16,256,813)
Net increase (decrease)	2,247,067	2,586,477	$ 23,663,637	$ 24,925,704
Total Bond
Shares sold	215,574,036	373,151,213	$ 2,267,207,885	$ 3,605,197,725
Reinvestment of distributions	26,962,478	53,605,881	283,996,344	507,857,810
Shares redeemed	(258,556,012)	(360,364,229)	(2,727,482,230)	(3,408,960,293)
Net increase (decrease)	(16,019,498)	66,392,865	$ (176,278,001)	$ 704,095,242
Class F
Shares sold	15,559,999	33,569	$ 163,979,330	$ 332,941
Reinvestment of distributions	174,414	236	1,840,120	2,418
Shares redeemed	(5,444,715)	(1,783)	(57,615,181)	(18,285)
Net increase (decrease)	10,289,698	32,022	$ 108,204,269	$ 317,074
Institutional Class
Shares sold	3,859,714	13,719,215	$ 40,507,284	$ 128,522,571
Reinvestment of distributions	1,755,410	4,940,454	18,465,212	46,673,580
Shares redeemed	(29,979,081)	(26,671,015)	(314,345,249)	(252,440,017)
Net increase (decrease)	(24,363,957)	(8,011,346)	$ (255,372,753)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-USAN-0410
1.804577.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Institutional Class

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.79%
Actual		$ 1,000.00	$ 1,057.10	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.83%
Actual		$ 1,000.00	$ 1,057.00	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,054.20	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.51%
Actual		$ 1,000.00	$ 1,053.40	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Total Bond	.45%
Actual		$ 1,000.00	$ 1,058.90	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,060.50	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,059.70	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations †† 51.9%	U.S. Government and U.S. Government Agency Obligations †† 49.8%
AAA 7.9%	AAA 6.8%
AA 3.9%	AA 3.2%
A 8.5%	A 10.1%
BBB 12.4%	BBB 15.3%
BB and Below 13.9%	BB and Below 15.3%
Not Rated 0.9%	Not Rated 0.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets † (1.2)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	6.0	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.8	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 30.1%		Corporate Bonds 34.8%
	U.S. Government and U.S. Government Agency Obligations †† 51.9%		U.S. Government and U.S. Government Agency Obligations †† 49.8%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 7.9%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 6.2%		Other Investments 6.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets † (1.2)%
* Foreign investments	8.4%	** Foreign investments	9.0%
* Futures and Swaps	8.2%	** Futures and Swaps	8.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Corporate Bonds - 26.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,543,000	$ 1,343,490
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	255,488
Inland Real Estate Corp. 4.625% 11/15/26		83,000	79,680
			335,168
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	268,313
TOTAL FINANCIALS			603,481
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	606,000
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,388,888
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		1,102,000	1,015,273
TOTAL INFORMATION TECHNOLOGY			3,404,161
TOTAL CONVERTIBLE BONDS			5,957,132
Nonconvertible Bonds - 26.1%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,957,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,928,971
5.875% 3/15/11		2,077,000	2,163,316
Tenneco, Inc. 8.625% 11/15/14		2,735,000	2,693,975
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,850,000	3,049,500
			16,793,262
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		$ 1,990,000	$ 1,999,950
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(o)		2,935,000	2,993,700
			4,993,650
Hotels, Restaurants & Leisure - 0.5%
American Casino & Entertainment Properties LLC 11% 6/15/14		970,000	851,175
Carrols Corp. 9% 1/15/13		85,000	86,063
Chukchansi Economic Development Authority 8% 11/15/13 (h)		765,000	619,650
Host Marriott LP:
6.375% 3/15/15		250,000	242,500
7.125% 11/1/13		5,360,000	5,386,800
ITT Corp. 7.375% 11/15/15		1,130,000	1,169,550
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,538,241
MGM Mirage, Inc.:
5.875% 2/27/14		980,000	818,300
7.5% 6/1/16		1,950,000	1,560,000
7.625% 1/15/17		975,000	765,375
10.375% 5/15/14 (h)		1,370,000	1,452,200
11.125% 11/15/17 (h)		975,000	1,053,000
11.375% 3/1/18 (h)		975,000	904,313
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	478,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	441,750
11.875% 7/15/15		1,450,000	1,638,500
yankee:
7% 6/15/13		3,000,000	2,977,500
7.25% 6/15/16		5,365,000	5,230,875
7.5% 10/15/27		2,025,000	1,736,438
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,145,000
9.25% 6/15/19		1,845,000	1,955,700
9.25% 6/15/19 (h)		1,800,000	1,908,000
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (h)(o)		3,010,000	2,678,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,193,750
7.25% 5/1/12		2,340,000	2,281,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (h)(o)		$ 140,000	$ 95,200
9.125% 2/1/15 (h)		1,100,000	759,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19		1,055,000	1,052,363
7.875% 10/15/14		1,350,000	1,441,125
Times Square Hotel Trust 8.528% 8/1/26 (h)		106,902	105,469
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,935,175
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)		1,210,000	1,219,075
10.875% 11/15/16 (h)		1,045,000	1,077,604
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		3,510,000	3,369,600
6.625% 12/1/14		5,325,000	5,112,000
			59,280,491
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		710,000	718,520
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,374,372
5.875% 1/15/36		13,274,000	11,670,753
6.375% 6/15/14		6,250,000	6,805,450
Lennar Corp. 12.25% 6/1/17		1,610,000	1,927,975
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,200,113
Standard Pacific Corp.:
7% 8/15/15		1,050,000	934,500
10.75% 9/15/16		2,370,000	2,476,650
			32,108,333
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,585,000	1,664,250
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 9.75% 3/1/18 (h)(j)		1,685,000	1,651,300
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	1,990,836
6.875% 5/1/12		2,441,000	2,693,238
7.625% 4/15/31		500,000	582,560
Belo Corp. 8% 11/15/16		1,665,000	1,719,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 700,000	$ 760,340
Cablevision Systems Corp. 8.625% 9/15/17 (h)		2,915,000	3,024,313
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(o)		2,195,000	2,293,775
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (h)		3,930,000	3,930,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (h)		1,694,103	2,003,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)(o)		3,865,000	4,019,600
8.375% 4/30/14 (h)(o)		2,220,000	2,253,300
Clear Channel Communications, Inc.:
5.5% 9/15/14		4,395,000	2,615,025
6.25% 3/15/11		985,000	935,750
10.75% 8/1/16		590,000	454,300
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (h)		555,000	566,100
Series B 9.25% 12/15/17 (h)		2,945,000	3,025,988
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	536,317
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,956,742
5.5% 3/15/11		382,000	399,075
5.7% 5/15/18		11,968,000	12,712,625
6.4% 3/1/40		4,490,000	4,568,458
6.45% 3/15/37		4,348,000	4,460,644
6.55% 7/1/39		9,000,000	9,397,260
COX Communications, Inc.:
4.625% 6/1/13		4,467,000	4,736,463
6.25% 6/1/18 (h)		765,000	824,072
CSC Holdings, Inc.:
8.5% 4/15/14 (h)		2,105,000	2,210,250
8.5% 6/15/15 (h)		2,340,000	2,457,000
8.625% 2/15/19 (h)		860,000	935,250
EchoStar Communications Corp.:
7.125% 2/1/16		1,345,000	1,345,000
7.75% 5/31/15		1,810,000	1,864,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		$ 1,310,000	$ 1,270,700
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,066,250
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,386,700
8.25% 2/1/30		245,000	220,500
Net Servicos de Comunicacao SA 7.5% 1/27/20 (h)		1,500,000	1,530,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	199,651
News America, Inc.:
4.75% 3/15/10		244,000	244,103
5.3% 12/15/14		876,000	963,633
6.15% 3/1/37		2,970,000	2,973,911
6.2% 12/15/34		5,330,000	5,369,836
6.65% 11/15/37		11,762,000	12,468,567
6.9% 3/1/19		2,816,000	3,234,832
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	5,838,238
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,477,983
11.625% 2/1/14		2,325,000	2,604,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,021,920
7.75% 3/15/16		2,485,000	2,478,788
Time Warner Cable, Inc.:
5% 2/1/20		11,363,000	11,254,904
5.4% 7/2/12		2,444,000	2,622,612
5.85% 5/1/17		2,607,000	2,803,234
6.2% 7/1/13		2,324,000	2,571,655
6.75% 7/1/18		13,473,000	15,068,594
Time Warner, Inc. 6.5% 11/15/36		11,565,000	12,248,688
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (h)(o)		6,465,000	5,410,397
Univision Communications, Inc. 12% 7/1/14 (h)		1,955,000	2,121,175
UPC Holding BV 9.875% 4/15/18 (h)		555,000	574,425
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,649,407
6.25% 4/30/16		5,600,000	6,257,759
6.75% 10/5/37		1,460,000	1,533,501
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Videotron Ltd.:
9.125% 4/15/18 (h)		$ 1,680,000	$ 1,822,800
9.125% 4/15/18		1,630,000	1,768,550
Visant Holding Corp. 8.75% 12/1/13		450,000	456,750
			210,155,022
Multiline Retail - 0.1%
Matahari International Finance Co. BV 10.75% 8/7/12		1,925,000	1,953,875
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (o)		2,700,000	2,646,000
10.375% 10/15/15		455,000	452,725
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		3,090,000	2,773,275
			7,825,875
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19		4,050,000	4,333,500
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		5,060,000	5,540,700
Toys 'R' Us, Inc. 7.375% 10/15/18		735,000	690,900
			10,565,100
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16		1,270,000	1,308,100
TOTAL CONSUMER DISCRETIONARY			346,345,383
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,973,062
7.75% 1/15/19 (h)		4,750,000	5,717,537
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	104,375
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,129,672
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,121,473
			25,046,119
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	211,250
7.75% 6/15/26		600,000	525,000
8% 5/1/31		2,385,000	2,080,913
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.:
0.5556% 6/1/10 (o)		$ 2,296,000	$ 2,296,840
6.036% 12/10/28		14,022,760	14,005,232
6.302% 6/1/37 (o)		9,771,000	8,940,465
Rite Aid Corp.:
8.625% 3/1/15		1,910,000	1,604,400
9.375% 12/15/15		710,000	592,850
9.5% 6/15/17		775,000	641,313
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	329,963
7.5% 11/15/14		1,595,000	1,602,975
8% 5/1/16		4,285,000	4,285,000
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,225,150
Tops Markets LLC 10.125% 10/15/15 (h)		1,825,000	1,861,500
			41,202,851
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	10,285,282
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	465,238
Dean Foods Co.:
6.9% 10/15/17		2,220,000	2,053,500
7% 6/1/16		1,590,000	1,510,500
Dole Food Co., Inc. 8% 10/1/16 (h)		3,500,000	3,570,000
General Mills, Inc. 5.65% 2/15/19		1,586,000	1,708,212
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	10,998,673
5.625% 11/1/11		3,660,000	3,886,539
6.125% 2/1/18		5,261,000	5,771,790
6.75% 2/19/14		540,000	613,310
			40,863,044
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,908,366
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	28,448,635
9.95% 11/10/38		7,025,000	9,300,566
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.:
4.875% 5/16/13		$ 9,347,000	$ 10,068,701
5.65% 5/16/18		7,161,000	7,740,533
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	3,157,578
7.25% 6/15/37		4,865,000	5,023,497
			63,739,510
TOTAL CONSUMER STAPLES			172,759,890
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,695,963
7.75% 5/15/17		2,675,000	2,601,438
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,908,706
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,295,000
Hercules Offshore, Inc. 10.5% 10/15/17 (h)		1,940,000	1,930,300
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,743,682
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,861,761
5.15% 3/15/13		2,277,000	2,422,425
7% 3/15/38		5,880,000	6,139,814
9.625% 3/1/19		1,500,000	1,911,065
			29,510,154
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (h)		815,000	810,925
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	16,221,475
6.45% 9/15/36		2,115,000	2,217,377
Antero Resources Finance Corp. 9.375% 12/1/17 (h)		3,190,000	3,253,800
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,030,000	1,071,200
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,608,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,513,400
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,746,435
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,842,250
5.7% 5/15/17		16,009,000	17,297,676
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)		$ 3,198,000	$ 3,373,813
6.75% 11/15/39 (h)		3,322,000	3,650,317
Chesapeake Energy Corp.:
6.5% 8/15/17		1,110,000	1,054,500
6.875% 1/15/16		300,000	294,000
7.5% 9/15/13		2,265,000	2,293,313
7.5% 6/15/14		1,105,000	1,116,050
7.625% 7/15/13		895,000	930,800
9.5% 2/15/15		2,005,000	2,180,438
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,794,410
5.75% 2/1/19		2,930,000	3,216,604
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,144,800
Drummond Co., Inc.:
7.375% 2/15/16		5,390,000	5,012,700
9% 10/15/14 (h)		1,730,000	1,730,000
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,092,806
6.75% 2/15/32		10,542,000	10,999,238
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,315,715
6.45% 11/3/36 (h)		2,400,000	2,405,813
6.875% 2/1/11		2,313,000	2,432,295
7.875% 8/16/10		1,037,000	1,069,577
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	987,984
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,955,896
6.5% 4/15/18		2,372,000	2,611,318
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,208,796
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,130,276
5.65% 4/1/13		697,000	758,894
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,202,275
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,974,375
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,122,879
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	2,212,313
9.125% 7/2/18 (h)		1,340,000	1,534,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
11.75% 1/23/15 (h)		$ 1,860,000	$ 2,301,750
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,173,120
Massey Energy Co. 6.875% 12/15/13		2,975,000	2,952,688
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		3,578,000	3,765,770
6.85% 1/15/40 (h)		13,582,000	14,676,777
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,775,000	1,704,000
Nakilat, Inc.:
6.067% 12/31/33 (h)		4,384,000	3,903,427
6.267% 12/31/33 (Reg. S)		835,000	755,675
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	223,426
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,137,985
5.2% 3/10/15		909,000	966,950
5.875% 3/10/35		240,000	228,975
6.4% 5/15/37		3,645,000	3,682,212
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,997,520
OPTI Canada, Inc.:
8.25% 12/15/14		1,595,000	1,413,649
9% 12/15/12 (h)		1,680,000	1,713,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	435,625
8.75% 12/1/13		610,000	646,600
Pemex Project Funding Master Trust:
1.5536% 6/15/10 (h)(o)		1,245,000	1,245,000
6.625% 6/15/35		625,000	596,599
Petro-Canada:
6.05% 5/15/18		3,850,000	4,166,505
6.8% 5/15/38		8,950,000	9,838,842
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,275,891
6.875% 1/20/40		9,670,000	9,849,775
7.875% 3/15/19		10,219,000	11,751,850
8.375% 12/10/18		160,000	190,464
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,485,000
9.125% 7/15/13		3,845,000	4,008,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
10.5% 8/1/14		$ 3,025,000	$ 3,289,688
Petroleos de Venezuela SA:
5.25% 4/12/17		5,965,000	3,608,825
5.375% 4/12/27		6,540,000	3,188,250
Petroleos Mexicanos 6% 3/5/20 (h)		775,000	788,563
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	737,363
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,685,250
Petroleum Export Ltd.:
4.623% 6/15/10		21,111	21,006
4.633% 6/15/10		78,889	78,494
5.265% 6/15/11 (Reg. S)		525,349	522,722
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,512,900
7.5% 1/15/20		3,295,000	3,286,763
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,706,018
7.75% 10/15/12		2,358,000	2,662,856
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,904,900
8.625% 10/15/19		2,105,000	2,189,200
10% 3/1/16		3,215,000	3,504,350
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,782,400
9.125% 8/15/19		2,040,000	2,101,200
11.75% 1/1/16		2,255,000	2,548,150
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,688,300	2,929,234
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,974,230
5.5% 9/30/14 (h)		6,670,000	7,036,850
5.832% 9/30/16 (h)		1,343,000	1,419,618
6.332% 9/30/27 (h)		1,840,000	1,882,504
6.75% 9/30/19 (h)		4,366,000	4,764,398
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	3,019,154
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,791,185
Teekay Corp. 8.5% 1/15/20		1,350,000	1,380,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		$ 2,680,000	$ 2,850,850
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	2,228,218
Venoco, Inc. 11.5% 10/1/17		1,940,000	2,007,900
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,910,006
5.65% 4/1/16		1,200,000	1,344,518
YPF SA 10% 11/2/28		2,325,000	2,336,625
			345,474,734
TOTAL ENERGY			374,984,888
FINANCIALS - 9.4%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (o)		2,340,000	2,340,950
4.5% 10/28/10		1,833,000	1,879,721
5.3% 10/30/15		1,170,000	1,243,504
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,308,808
Citigroup Capital XXI 8.3% 12/21/77 (o)		4,231,848	3,914,459
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		970,000	960,300
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,360,754
5.625% 1/15/17		3,200,000	3,264,150
5.95% 1/18/18		3,989,000	4,186,459
6.15% 4/1/18		4,275,000	4,515,730
6.75% 10/1/37		18,895,000	18,319,931
7.5% 2/15/19		1,757,000	2,010,878
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,399,000	2,423,453
6.5% 6/15/12		4,172,000	4,179,868
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,376,385
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,242,260
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,900,161
7.125% 5/15/15		1,377,000	1,465,061
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	18,094,712
6.4% 8/28/17		2,720,000	2,831,952
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18		$ 6,836,000	$ 7,202,745
Morgan Stanley:
0.4994% 1/9/12 (o)		9,924,000	9,734,650
4.75% 4/1/14		2,429,000	2,469,044
5.05% 1/21/11		3,045,000	3,152,696
5.25% 11/2/12		244,000	260,796
5.45% 1/9/17		2,238,000	2,280,535
5.625% 9/23/19		11,500,000	11,402,112
5.95% 12/28/17		5,050,000	5,205,091
6% 5/13/14		17,110,000	18,506,587
6.6% 4/1/12		5,719,000	6,221,260
6.625% 4/1/18		15,268,000	16,244,892
6.75% 4/15/11		836,000	883,231
7.3% 5/13/19		8,304,000	9,181,849
MU Finance PLC 8.375% 2/1/17 (h)		2,735,000	2,564,063
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,817,759
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	996,671
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,193,785
UBS AG Stamford Branch 5.75% 4/25/18		16,505,000	17,025,172
			228,162,434
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		940,000	1,017,550
Bank of America NA:
5.3% 3/15/17		3,315,000	3,261,387
6% 10/15/36		690,000	629,531
Bank One Corp. 5.25% 1/30/13		930,000	1,002,993
Barclays Bank PLC:
5% 9/22/16		15,675,000	16,003,203
5.125% 1/8/20		12,437,000	12,211,729
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	2,024,750
BB&T Corp. 6.5% 8/1/11		1,243,000	1,322,536
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,583,075
Credit Suisse New York Branch 6% 2/15/18		16,107,000	16,920,838
Credit Suisse New York Branch 5% 5/15/13		9,569,000	10,294,292
Credit Suisse New York Branch 5.4% 1/14/20		9,648,000	9,690,046
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (h)(o)		3,914,986	3,719,237
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Development Bank of Philippines 8.375% (o)		$ 1,355,000	$ 1,402,425
Discover Bank 8.7% 11/18/19		12,480,000	13,464,897
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,505,000	5,257,275
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	3,006,114
5.25% 2/10/14 (h)		565,000	600,130
5.5% 10/17/12		2,256,000	2,419,781
Fifth Third Bancorp:
4.5% 6/1/18		123,000	109,922
8.25% 3/1/38		2,099,000	2,162,056
Fifth Third Capital Trust IV 6.65% 4/15/37 (o)		5,260,000	4,181,700
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,597,475
HSBC Holdings PLC:
0.4544% 10/6/16 (o)		1,143,000	1,098,287
6.5% 9/15/37		8,400,000	8,618,064
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		2,775,000	2,837,438
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,252,020
KeyBank NA:
5.8% 7/1/14		3,619,000	3,696,671
7% 2/1/11		1,124,000	1,177,165
Korea Development Bank 4.625% 9/16/10		1,833,000	1,860,392
Lloyds TSB Bank PLC 5.8% 1/13/20 (h)		8,250,000	7,983,137
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (h)(o)		720,797	672,692
PNC Funding Corp.:
0.3888% 1/31/12 (o)		5,982,000	5,898,497
3.625% 2/8/15		6,137,000	6,171,490
Regions Financial Corp. 7.75% 11/10/14		6,120,000	6,296,225
RSHB Capital SA 9% 6/11/14 (h)		405,000	456,638
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (h)(o)		1,131,473	1,087,708
5.805% 6/20/16 (h)(o)		4,204,000	4,148,318
Sovereign Bank 1.9588% 8/1/13 (o)		985	972
Standard Chartered Bank 6.4% 9/26/17 (h)		3,365,000	3,605,389
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,902,869
Union Planters Corp. 7.75% 3/1/11		600,000	603,993
UnionBanCal Corp. 5.25% 12/16/13		662,000	696,882
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15		$ 1,408,000	$ 1,463,668
6.6% 1/15/38		9,000,000	9,241,630
Wachovia Corp.:
0.3789% 4/23/12 (o)		543,000	536,643
0.3813% 10/15/11 (o)		4,016,000	3,994,655
5.625% 10/15/16		3,399,000	3,518,339
5.75% 6/15/17		2,933,000	3,096,116
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,981,496
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	612,979
Zions Bancorp 7.75% 9/23/14		3,590,000	3,452,894
			216,846,209
Consumer Finance - 1.2%
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	8,027,222
Capital One Financial Corp.:
5.7% 9/15/11		5,251,000	5,519,667
7.375% 5/23/14		7,440,000	8,528,784
Discover Financial Services:
0.7843% 6/11/10 (o)		1,604,000	1,599,456
6.45% 6/12/17		9,775,000	9,454,849
10.25% 7/15/19		11,010,000	13,028,397
Ford Motor Credit Co. LLC:
7.5% 8/1/12		3,600,000	3,609,000
8% 6/1/14		3,390,000	3,423,900
8% 12/15/16		2,135,000	2,143,835
8.125% 1/15/20		4,105,000	4,098,962
12% 5/15/15		3,440,000	3,913,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,131,938
5.625% 5/1/18		25,000,000	25,707,725
5.875% 1/14/38		14,000,000	12,997,502
6.375% 11/15/67 (o)		9,000,000	8,010,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,388,225
8% 11/1/31		1,600,000	1,468,000
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,979,419
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,350,191
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.: - continued
5.25% 1/15/14		$ 1,054,000	$ 1,117,717
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	762,436
MBNA Corp. 7.5% 3/15/12		1,608,000	1,759,096
National Money Mart Co. 10.375% 12/15/16 (h)		2,975,000	3,108,875
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,246,061
ORIX Corp. 5.48% 11/22/11		385,000	395,217
SLM Corp.:
0.4536% 3/15/11 (o)		112,000	107,809
0.4789% 10/25/11 (o)		12,343,000	11,636,585
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		303,861	317,626
			148,831,494
Diversified Financial Services - 1.3%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,648,086
8% (o)		970,000	921,500
8.125% (o)		2,910,000	2,779,050
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,863,350
CIT Group, Inc.:
7% 5/1/13		362,745	340,073
7% 5/1/14		544,117	500,588
7% 5/1/15		544,117	493,786
7% 5/1/16		906,861	809,373
7% 5/1/17		1,269,604	1,123,600
Citigroup, Inc.:
0.34% 5/18/11 (o)		2,811,000	2,784,433
5.3% 10/17/12		9,674,000	10,163,340
5.5% 4/11/13		13,549,000	14,182,362
6.125% 5/15/18		15,634,000	15,686,608
6.5% 1/18/11		1,307,000	1,360,445
6.5% 8/19/13		10,774,000	11,588,988
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,706,701
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (h)		2,110,000	2,051,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (h)		2,605,000	2,461,725
8% 1/15/18 (h)		2,605,000	2,461,725
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(o)		1,250,000	662,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.4% 2/15/12		$ 2,864,000	$ 2,636,793
5.625% 9/20/13		380,000	324,143
5.65% 6/1/14		11,820,000	10,034,672
6.375% 3/25/13		1,858,000	1,636,445
6.625% 11/15/13		3,526,000	3,102,880
JPMorgan Chase & Co.:
4.891% 9/1/15 (o)		2,729,000	2,753,648
5.6% 6/1/11		2,139,000	2,262,735
5.75% 1/2/13		2,217,000	2,410,600
6.75% 2/1/11		376,000	395,720
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		405,000	402,975
Leucadia National Corp. 7.125% 3/15/17		485,000	475,300
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,605,000	5,713,325
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	967,385
5.5% 1/15/14 (h)		695,000	663,745
5.7% 4/15/17 (h)		1,696,000	1,501,861
SIRENS B.V. Series 2007-2 Class A1, 2.0513% 4/13/10 (h)(o)		10,000,000	9,771,000
Sunwest Management, Inc. 7.9726% 2/10/15		370,194	259,135
TMK Capital SA 10% 7/29/11		2,000,000	2,092,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,310,913
UPC Germany GmbH 8.125% 12/1/17 (h)		2,820,000	2,841,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(o)		4,780,000	4,253,337
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,179,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,517,344
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,812,500
			154,909,714
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,232,584
6.2% 5/16/14		6,893,000	7,758,375
7.45% 5/16/19		6,826,000	8,016,782
American International Group, Inc.:
4.25% 5/15/13		645,000	596,284
5.05% 10/1/15		450,000	380,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.45% 5/18/17		$ 1,655,000	$ 1,344,989
5.6% 10/18/16		1,820,000	1,506,485
5.85% 1/16/18		570,000	460,254
8.175% 5/15/68 (o)		7,875,000	5,315,625
8.25% 8/15/18		650,000	596,469
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,992,916
6.75% 2/15/34		1,967,000	1,838,421
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	588,115
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,341,900
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	804,008
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	504,979
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		8,000,000	9,878,352
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (h)(o)		7,114,000	7,035,746
MetLife, Inc.:
5% 6/15/15		1,163,000	1,227,259
6.125% 12/1/11		990,000	1,067,369
6.75% 6/1/16		7,610,000	8,454,512
7.717% 2/15/19		5,192,000	6,036,972
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,348,251
5.125% 4/10/13 (h)		559,000	603,773
5.125% 6/10/14 (h)		6,751,000	7,245,139
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,729,978
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,347,074
New York Life Insurance Co. 6.75% 11/15/39 (h)		6,360,000	6,852,862
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,958,379
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,800,000	11,718,017
Pacific LifeCorp 6% 2/10/20 (h)		5,766,000	5,719,128
Provident Companies, Inc. 7% 7/15/18		785,000	800,161
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,292,655
4.75% 9/17/15		11,000,000	11,375,496
5.15% 1/15/13		2,167,000	2,307,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35		$ 452,000	$ 402,931
5.5% 3/15/16		425,000	447,052
5.7% 12/14/36		384,000	359,502
6.2% 1/15/15		1,180,000	1,298,465
7.375% 6/15/19		3,230,000	3,714,061
8.875% 6/15/38 (o)		1,915,000	2,056,231
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	3,059,952
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	5,054,822
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,397,815
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,259,372
			173,326,854
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	387,992
5.5% 1/15/12		1,759,000	1,855,585
Camden Property Trust:
5.375% 12/15/13		656,000	688,553
5.875% 11/30/12		2,958,000	3,102,200
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	3,010,237
5% 5/3/10		2,241,000	2,242,129
5.25% 4/15/11		2,432,000	2,423,721
5.375% 10/15/12		1,286,000	1,269,341
Duke Realty LP:
4.625% 5/15/13		627,000	634,759
5.875% 8/15/12		1,009,000	1,056,359
Equity One, Inc.:
6% 9/15/17		854,000	798,979
6.25% 12/15/14		5,251,000	5,414,500
6.25% 1/15/17		494,000	486,196
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	435,234
5.9% 4/1/20		2,450,000	2,462,025
6% 7/15/12		2,933,000	3,142,484
6.2% 1/15/17		620,000	639,064
HMB Capital Trust V 3.8536% 12/15/36 (c)(h)(o)		270,000	27
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 899,215
6.25% 6/15/17		1,232,000	1,199,300
6.65% 1/15/18		618,000	610,262
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,371,661
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	6,930,000
7% 1/15/16		1,960,000	1,945,300
Rouse Co.:
5.375% 11/26/13 (c)		145,000	154,425
7.2% 9/15/12 (c)		10,000	11,200
Senior Housing Properties Trust 8.625% 1/15/12		250,000	258,125
UDR, Inc. 5.5% 4/1/14		2,755,000	2,843,283
Washington (REIT) 5.95% 6/15/11		3,637,000	3,742,819
			55,014,975
Real Estate Management & Development - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,694,815
Arden Realty LP 5.2% 9/1/11		1,339,000	1,402,398
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,079,000	4,156,893
5.7% 5/1/17		5,943,000	5,598,764
5.75% 4/1/12		2,463,000	2,537,323
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,906,106
Duke Realty LP:
5.4% 8/15/14		5,247,000	5,329,987
5.625% 8/15/11		2,957,000	3,073,302
5.95% 2/15/17		699,000	687,216
6.25% 5/15/13		14,190,000	14,982,236
6.5% 1/15/18		3,795,000	3,781,031
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,382,788
5.375% 8/1/16		2,681,000	2,764,457
5.5% 10/1/12		3,655,000	3,908,785
5.75% 6/15/17		9,733,000	10,083,261
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	90,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	592,054
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP:
6.875% 11/1/14		$ 835,000	$ 832,913
9% 5/15/17 (h)		2,135,000	2,284,450
Liberty Property LP:
5.125% 3/2/15		848,000	844,276
5.5% 12/15/16		1,487,000	1,458,665
6.625% 10/1/17		3,785,000	3,870,284
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,258
7.75% 2/15/11		976,000	1,025,110
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,359,925
6.3% 6/1/13		2,397,000	2,492,300
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,502,010
Regency Centers LP:
4.95% 4/15/14		611,000	586,907
5.25% 8/1/15		2,133,000	2,160,774
5.875% 6/15/17		1,056,000	1,050,996
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,702,586
4.6% 6/15/10		584,000	589,716
4.875% 8/15/10		675,000	685,679
6.75% 2/1/40		9,616,000	9,664,292
Tanger Properties LP 6.15% 11/15/15		24,000	24,832
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (h)		6,200,000	6,681,535
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)		2,455,000	2,491,825
Ventas Realty LP:
6.5% 6/1/16		105,000	104,738
6.5% 6/1/16		450,000	448,875
6.625% 10/15/14		3,505,000	3,540,050
6.75% 4/1/17		250,000	250,000
			119,547,412
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,210,297
5.65% 5/1/18		12,000,000	11,969,880
6.5% 8/1/16		9,000,000	9,674,649
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14		$ 1,930,000	$ 2,170,208
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,105,356
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,456,775
Independence Community Bank Corp.:
2.0706% 4/1/14 (o)		4,218,000	4,164,318
4.9% 9/23/10		1,696,000	1,732,294
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	36,500
			45,520,277
TOTAL FINANCIALS			1,142,159,369
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		2,956,000	3,279,487
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,259,250
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,438,950
11.625% 10/15/17		5,185,000	5,742,388
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (h)		1,485,000	1,440,450
9% 5/15/16		2,790,000	2,803,950
			18,684,988
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (h)		1,705,000	1,824,350
12.375% 11/1/14 (h)		985,000	1,061,338
Community Health Systems, Inc. 8.875% 7/15/15		4,985,000	5,159,475
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,655,213
6.3% 8/15/14		3,618,000	3,689,336
DASA Finance Corp. 8.75% 5/29/18 (h)		405,000	429,300
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,668,117
6.25% 6/15/14		4,238,000	4,744,102
7.25% 6/15/19		2,744,000	3,193,352
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
8.5% 4/15/19 (h)		$ 3,030,000	$ 3,249,675
9.125% 11/15/14		3,905,000	4,114,894
9.25% 11/15/16		4,905,000	5,211,563
9.625% 11/15/16 pay-in-kind (o)		11,255,066	12,042,921
9.875% 2/15/17 (h)		540,000	583,200
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	935,750
7.75% 7/15/15 (h)		775,000	722,688
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	1,039,775
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	66,560
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,175
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (h)		3,985,000	3,915,263
Viant Holdings, Inc. 10.125% 7/15/17 (h)		26,000	25,350
			61,342,397
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,417,238
Pharmaceuticals - 0.1%
AstraZeneca PLC 5.9% 9/15/17		3,520,000	3,987,203
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,180,739
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,122,920
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,436,198
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,043,704
			17,770,764
TOTAL HEALTH CARE			109,494,874
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)		8,071,000	8,858,657
6.4% 12/15/11 (h)		818,000	880,665
BE Aerospace, Inc. 8.5% 7/1/18		2,875,000	3,011,563
Bombardier, Inc. 6.3% 5/1/14 (h)		340,000	349,350
Triumph Group, Inc. 8% 11/15/17 (h)		2,080,000	2,100,800
			15,201,035
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines, Inc. 10.5% 10/15/12 (h)		$ 3,200,000	$ 3,280,000
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,339,150
6.977% 11/23/22		1,052,377	831,378
6.978% 10/1/12		248,187	246,946
8.608% 10/1/12		960,000	926,400
10.375% 7/2/19		1,891,877	2,118,902
AMR Corp. 9% 8/1/12		485,000	404,975
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		268,992	253,525
7.73% 9/15/12		18,833	18,551
7.875% 7/2/18		1,418,256	1,226,791
9.798% 4/1/21		632,995	566,531
6.648% 3/15/19		2,973,301	2,869,236
6.82% 5/1/18		221,731	207,873
6.9% 7/2/19		834,780	827,476
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,060,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		350,562	336,540
7.57% 11/18/10		11,016,000	11,195,010
8.021% 8/10/22		1,705,500	1,552,005
8.954% 8/10/14		2,310,672	2,137,371
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,039,635	935,672
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,971,391	1,660,897
8.36% 7/20/20		1,464,646	1,351,136
United Air Lines, Inc.:
9.875% 8/1/13 (h)		785,000	786,963
12% 11/1/13 (h)		995,000	965,150
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		855,119	658,442
9.75% 1/15/17		2,400,000	2,502,000
12% 1/15/16 (h)		855,000	857,138
			45,116,058
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (h)		795,000	862,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
3.7488% 2/1/15 (o)		$ 5,440,000	$ 4,868,800
8.5% 2/1/15		2,775,000	2,802,750
Clean Harbors, Inc. 7.625% 8/15/16		1,060,000	1,070,600
United Rentals North America, Inc.:
7.75% 11/15/13		1,955,000	1,823,038
9.25% 12/15/19		1,965,000	1,906,050
			13,333,813
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (h)		460,000	462,300
Odebrecht Overseas Ltd. 9.625%		150,000	151,875
			614,175
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,595,647
5.45% 10/15/12		618,000	678,623
6% 10/15/17		2,929,000	3,234,732
General Electric Co. 5.25% 12/6/17		17,730,000	18,605,951
Otter Tail Corp. 9% 12/15/16		2,410,000	2,506,400
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,372,550
13.5% 12/1/15 pay-in-kind (h)		901,711	892,694
			29,886,597
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	636,958
Case Corp. 7.25% 1/15/16		1,780,000	1,775,550
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,372,663
Navistar International Corp. 8.25% 11/1/21		1,610,000	1,626,100
Oshkosh Corp. 8.25% 3/1/17 (h)		980,000	980,000
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		1,870,000	1,898,050
9.5% 8/1/14 (h)		652,000	655,260
11.75% 8/1/16		1,860,000	1,934,400
Terex Corp. 8% 11/15/17		2,284,000	2,135,540
			14,014,521
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)		$ 1,005,000	$ 1,020,075
9.5% 12/15/14		3,070,000	3,039,300
			4,059,375
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,790,000	1,790,000
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,807,388
7.75% 5/15/16		3,975,000	3,587,438
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,148,394
10.5% 1/1/16		2,240,000	2,307,200
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,285,000	2,056,500
			17,906,920
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (o)		1,819,687	1,928,868
TOTAL INDUSTRIALS			143,851,362
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (o)		2,056,000	1,818,232
Cisco Systems, Inc.:
4.45% 1/15/20		6,126,000	6,120,860
5.5% 1/15/40		6,126,000	5,942,165
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	3,834,000
6.5% 1/15/28		1,940,000	1,367,700
			19,082,957
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		5,910,000	5,895,225
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (h)		1,510,000	1,517,550
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,017,025
8.25% 3/15/18		2,360,000	2,519,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 2,950,000	$ 3,198,785
6% 10/1/12		3,877,000	4,196,853
6.55% 10/1/17		2,360,000	2,597,168
			17,046,681
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,530,000
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,794,175
			6,324,175
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,610,000	2,479,500
First Data Corp.:
9.875% 9/24/15		4,450,000	3,849,250
10.55% 9/24/15 pay-in-kind (o)		2,415,000	1,982,816
			8,311,566
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,127,125
Xerox Corp. 5.5% 5/15/12		1,602,000	1,705,398
			9,832,523
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)		2,535,000	2,566,688
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,966,625
9.25% 6/1/16		2,610,000	2,701,350
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (o)		2,441,044	2,080,261
10.125% 12/15/16		2,560,000	1,977,600
National Semiconductor Corp. 0.5036% 6/15/10 (o)		3,100,704	3,095,929
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,701,300
			17,089,753
TOTAL INFORMATION TECHNOLOGY			83,582,880
MATERIALS - 1.7%
Chemicals - 0.5%
Berry Plastics Corp. 5.0013% 2/15/15 (o)		1,975,000	1,836,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 9,460,000	$ 10,069,716
7.6% 5/15/14		15,028,000	17,167,942
8.55% 5/15/19		10,360,000	12,524,339
E.I. du Pont de Nemours & Co. 4.625% 1/15/20		8,002,000	8,085,853
Huntsman International LLC 5.5% 6/30/16 (h)		3,195,000	2,819,588
Lubrizol Corp. 8.875% 2/1/19		928,000	1,169,448
NOVA Chemicals Corp.:
3.6494% 11/15/13 (o)		2,720,000	2,454,800
6.5% 1/15/12		4,240,000	4,208,200
8.375% 11/1/16 (h)		1,940,000	1,910,900
8.625% 11/1/19 (h)		1,935,000	1,910,813
			64,158,349
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,954,506
Containers & Packaging - 0.2%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (h)		3,805,000	3,805,000
8.875% 9/15/14 (h)		2,455,000	2,326,113
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,867,500
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,839,346
6.4% 1/15/18		1,749,000	1,880,640
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,381,125
9.25% 3/15/16 (h)		505,000	542,875
Vitro SAB de CV 8.625% 2/1/12 (c)		6,020,000	2,724,050
			19,366,649
Metals & Mining - 0.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (h)		1,200,000	1,053,000
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	7,190,075
9.375% 4/8/19 (h)		14,140,000	18,086,375
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,120,109
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,214,883
CSN Islands XI Corp. 6.875% 9/21/19 (h)		1,500,000	1,518,750
Edgen Murray Corp. 12.25% 1/15/15 (h)		4,970,000	4,497,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)		$ 3,100,000	$ 3,053,500
Evraz Group SA 8.875% 4/24/13 (h)		2,200,000	2,271,500
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,886,900
10.625% 9/1/16 (h)		789,000	877,763
McJunkin Red Man Corp. 9.5% 12/15/16 (h)		5,660,000	5,688,300
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,589,610
6.5% 7/15/18		9,474,000	10,681,622
7.125% 7/15/28		8,900,000	10,122,682
8.95% 5/1/14		7,108,000	8,625,210
Severstal Columbus LLC 10.25% 2/15/18 (h)		2,940,000	3,028,200
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,161,600
7.375% 11/1/12		1,985,000	2,004,850
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,627,750
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,228,027
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,300,986
			103,829,542
Paper & Forest Products - 0.1%
Domtar Corp.:
7.125% 8/15/15		5,195,000	5,207,988
10.75% 6/1/17		2,420,000	2,825,350
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (o)		100,000	80,000
11.5% 7/1/14 (h)		3,795,000	4,041,675
			12,155,013
TOTAL MATERIALS			201,464,059
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Alestra SA de RL de CV 11.75% 8/11/14		635,000	715,963
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	3,001,180
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,399,276
6.3% 1/15/38		40,171,000	40,911,874
6.7% 11/15/13		1,173,000	1,336,167
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30		$ 899,000	$ 1,038,256
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,886,804
Cincinnati Bell, Inc.:
8.25% 10/15/17		2,515,000	2,515,000
8.375% 1/15/14		2,870,000	2,898,700
Citizens Communications Co.:
7.875% 1/15/27		925,000	827,875
9% 8/15/31		2,260,000	2,192,200
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		5,555,000	5,416,125
Frontier Communications Corp.:
8.125% 10/1/18		3,615,000	3,578,850
8.25% 5/1/14		2,245,000	2,301,125
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (o)		6,742,890	6,529,365
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,478,000
7.625% 4/15/12		5,610,000	5,581,950
11.25% 6/15/16		1,035,000	1,104,863
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	989,925
8.875% 6/30/17 (h)		995,000	999,975
9.5% 7/15/15		1,965,000	1,925,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (h)		2,450,000	2,437,750
7.5% 2/15/14		1,310,000	1,323,100
8% 10/1/15 (h)		2,050,000	2,121,750
Qwest Corp. 3.5036% 6/15/13 (o)		80,000	78,400
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,361,371
5.875% 2/1/12		2,733,000	2,945,756
5.875% 8/15/12		978,000	1,072,694
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	13,809,225
8.75% 3/15/32		165,000	145,613
Telecom Italia Capital SA:
4.95% 9/30/14		3,208,000	3,348,754
5.25% 10/1/15		1,177,000	1,235,280
6.999% 6/4/18		1,793,000	1,966,310
7.175% 6/18/19		14,000,000	15,458,212
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36		$ 7,240,000	$ 7,564,678
Telefonica Emisiones SAU 6.421% 6/20/16		1,162,000	1,300,485
U.S. West Communications 7.5% 6/15/23		3,760,000	3,590,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,572,490
6.25% 4/1/37		2,348,000	2,410,020
6.4% 2/15/38		7,621,000	7,978,219
6.9% 4/15/38		6,295,000	6,994,966
Verizon New England, Inc. 6.5% 9/15/11		891,000	948,921
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,908,272
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,852,450
			193,054,689
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (h)		4,920,000	4,797,000
Cleveland Unlimited, Inc. 13% 12/15/10 (h)(o)		1,260,000	1,184,400
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,955,838
9.375% 11/1/14		2,290,000	2,278,550
10% 7/15/15		2,130,000	2,145,975
Crown Castle International Corp. 9% 1/15/15		1,330,000	1,436,400
Digicel Group Ltd.:
8.25% 9/1/17 (h)		3,090,000	2,920,050
8.875% 1/15/15 (h)		8,435,000	8,055,425
9.125% 1/15/15 pay-in-kind (h)(o)		3,840,000	3,705,600
12% 4/1/14 (h)		3,545,000	3,934,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)		9,282,000	9,703,431
5.875% 10/1/19 (h)		9,040,000	9,479,335
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,014,701
11.5% 6/15/16		6,575,000	7,002,375
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	559,625
8.875% 1/15/15		6,110,000	6,216,925
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,049,850
9.25% 11/1/14		1,560,000	1,556,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13		$ 2,595,000	$ 2,692,313
Mobile Telesystems Finance SA 8% 1/28/12 (h)		1,621,000	1,712,181
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	5,939,588
6.875% 10/31/13		9,105,000	8,740,800
7.375% 8/1/15		5,645,000	5,207,513
NII Capital Corp.:
8.875% 12/15/19 (h)		2,695,000	2,748,900
10% 8/15/16 (h)		3,310,000	3,591,350
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		4,480,000	4,032,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,726,200
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,510,050
8.375% 8/15/17		805,000	776,825
Telecom Personal SA 9.25% 12/22/10 (h)		1,055,000	1,090,606
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,614,845
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		2,650,000	2,838,813
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,471,798
5.5% 6/15/11		2,760,000	2,911,875
			132,602,187
TOTAL TELECOMMUNICATION SERVICES			325,656,876
UTILITIES - 2.1%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17		1,753,000	1,941,346
Commonwealth Edison Co.:
5.4% 12/15/11		2,948,000	3,154,039
5.8% 3/15/18		10,485,000	11,378,301
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	5,024,176
EDP Finance BV:
4.9% 10/1/19 (h)		6,700,000	6,503,871
6% 2/2/18 (h)		9,619,000	10,085,214
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		215,000	209,088
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,535,958
6.05% 8/15/21		5,664,000	5,837,001
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,365,622
Intergen NV 9% 6/30/17 (h)		5,270,000	5,375,400
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,484,400
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,544,400
7.75% 1/20/20 (h)		850,000	886,125
8% 8/7/19 (h)		635,000	676,275
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,320,100
9.125% 5/1/31		2,785,000	2,499,538
National Power Corp. 6.875% 11/2/16 (h)		1,390,000	1,469,925
Nevada Power Co. 6.5% 5/15/18		790,000	866,450
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,966,265
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,972
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,245,468
6.45% 8/15/12		3,730,000	4,030,246
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	7,136,250
Progress Energy, Inc.:
6% 12/1/39		12,683,000	12,457,230
7.1% 3/1/11		3,385,000	3,570,857
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,692,861
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		4,070,000	3,042,325
Series B, 10.25% 11/1/15		5,090,000	3,741,150
11.25% 11/1/16 pay-in-kind (o)		4,175,389	2,772,226
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,531,779
			129,157,858
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (h)		1,975,000	1,708,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,687,250
6.875% 11/4/11 (Reg. S)		1,165,000	1,211,600
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,984
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Texas Eastern Transmission Corp. 7.3% 12/1/10		$ 3,100,000	$ 3,238,201
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,490,000	2,265,900
			10,578,310
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		5,400,000	5,386,500
7.75% 10/15/15		3,210,000	3,210,000
8% 10/15/17		2,575,000	2,562,125
9.75% 4/15/16 (h)		1,475,000	1,574,563
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,239,210
Energy Future Holdings Corp.:
10.875% 11/1/17		3,715,000	2,823,400
12% 11/1/17 pay-in-kind (o)		7,621,718	5,111,632
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,649,823
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,811,600
7.375% 1/15/17		3,225,000	3,172,594
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	770,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,392,936
RRI Energy, Inc.:
7.625% 6/15/14		8,000,000	7,640,000
7.875% 6/15/17		1,225,000	1,145,375
			47,490,383
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,049,638
6.3% 9/30/66 (o)		4,887,000	4,520,475
7.5% 6/30/66 (o)		9,539,000	9,443,610
DTE Energy Co. 7.05% 6/1/11		984,000	1,042,647
KeySpan Corp. 7.625% 11/15/10		494,000	517,127
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,343,687
5.875% 10/1/12		2,921,000	3,210,454
6.5% 9/15/37		11,505,000	12,389,263
National Grid PLC 6.3% 8/1/16		1,477,000	1,637,173
NiSource Finance Corp.:
5.25% 9/15/17		843,000	851,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14		$ 1,347,000	$ 1,434,229
5.45% 9/15/20		1,934,000	1,926,355
6.125% 3/1/22		7,500,000	7,813,388
6.4% 3/15/18		1,326,000	1,423,808
6.8% 1/15/19		6,774,000	7,412,009
7.875% 11/15/10		1,022,000	1,066,923
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		6,172,000	5,693,670
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	767,340
			73,543,626
TOTAL UTILITIES			260,770,177
TOTAL NONCONVERTIBLE BONDS			3,161,069,758
TOTAL CORPORATE BONDS (Cost $2,925,404,836)			3,167,026,890
U.S. Government and Government Agency Obligations - 28.1%

Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,637,664
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 4/4/12		2,780,000	2,778,860
4.375% 7/17/13 (l)		8,745,000	9,495,898
4.75% 11/19/12		24,650,000	26,852,206
5% 2/16/12		4,560,000	4,922,233
Federal Home Loan Bank:
1.625% 11/21/12 (g)		39,650,000	39,864,863
1.625% 3/20/13		23,140,000	23,147,544
3.625% 5/29/13		15,625,000	16,564,422
Freddie Mac:
1.375% 1/9/13		36,822,000	36,773,726
2.125% 3/23/12		665,000	680,944
3% 7/28/14		50,000,000	51,427,350
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11		$ 10,730,000	$ 11,417,836
Tennessee Valley Authority 5.375% 4/1/56		385,000	389,239
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			224,315,121
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		84,118,992	86,728,364
2% 1/15/14 (l)		329,820,850	352,372,685
2% 7/15/14		74,471,150	79,725,422
2.625% 7/15/17 (l)		139,994,044	155,185,566
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			674,012,037
U.S. Treasury Obligations - 20.4%
U.S. Treasury Bonds:
4.25% 5/15/39		37,863,000	35,993,514
4.5% 5/15/38		20,000,000	19,906,240
4.5% 8/15/39		110,597,000	109,612,023
U.S. Treasury Notes:
0.75% 11/30/11		364,564,000	365,019,705
0.875% 3/31/11		21,090,000	21,202,874
1.125% 1/15/12		38,423,000	38,682,663
1.25% 11/30/10		21,871,000	22,029,915
1.375% 10/15/12		163,445,000	164,351,629
1.75% 3/31/14		125,000,000	124,248,000
1.875% 6/15/12		67,860,000	69,254,319
1.875% 4/30/14		50,000,000	49,878,900
2.375% 8/31/14		6,130,000	6,209,978
2.375% 2/28/15		350,000,000	351,095,500
2.625% 7/31/14		625,000,000	640,380,561
2.625% 12/31/14		225,000,000	229,078,125
2.75% 2/15/19		230,000,000	216,559,260
TOTAL U.S. TREASURY OBLIGATIONS			2,463,503,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,325,875,068)			3,394,468,028
U.S. Government Agency - Mortgage Securities - 11.0%
		Principal Amount (d)	Value
Fannie Mae - 9.7%
2.276% 4/1/36 (o)		$ 1,751,991	$ 1,793,980
2.5% 10/1/33 (o)		1,301,539	1,337,020
4% 3/1/25 (j)		40,000,000	40,818,052
4% 3/1/25 (j)		13,000,000	13,265,867
4.288% 6/1/36 (o)		330,000	341,765
4.5% 3/1/25 (j)		12,000,000	12,492,156
4.5% 3/1/25 (j)		2,000,000	2,082,026
4.5% 2/1/39 to 2/1/40		181,407,586	183,619,945
4.5% 3/1/40 (j)		19,000,000	19,207,339
5% 3/1/25 (j)(k)		25,600,000	26,987,459
5% 7/1/34 to 2/1/40		144,062,364	149,953,146
5% 3/1/40 (j)(k)		10,300,000	10,674,844
5% 3/1/40 (j)		45,000,000	46,637,667
5% 3/1/40 (j)(k)		9,000,000	9,327,533
5.299% 12/1/35 (o)		1,047,524	1,100,227
5.325% 2/1/36 (o)		1,568,781	1,643,930
5.5% 3/1/18 to 2/1/40		240,665,493	255,384,299
5.5% 3/1/25 (j)		10,000,000	10,659,791
5.5% 3/1/40 (j)(k)		20,000,000	21,057,990
5.5% 3/1/40 (j)(k)		5,000,000	5,264,498
5.5% 4/1/40 (j)(k)		15,000,000	15,772,400
5.515% 7/1/37 (o)		947,769	983,919
6% 1/1/21 to 2/1/38		158,148,278	170,982,443
6% 3/1/40 (j)(k)		7,000,000	7,425,427
6% 3/1/40 (j)(k)		6,000,000	6,364,652
6% 4/1/40 (j)(k)		7,000,000	7,436,365
6% 5/1/40 (j)(k)		7,000,000	7,424,880
6.5% 5/1/31 to 9/1/38		73,407,830	79,560,321
6.5% 3/1/40 (j)(k)		800,000	853,940
6.5% 3/1/40 (j)(k)		9,000,000	9,606,821
6.5% 3/1/40 (j)(k)		11,000,000	11,741,671
6.5% 4/1/40 (j)(k)		27,800,000	29,793,858
6.5% 5/1/40 (j)		13,800,000	14,775,740
TOTAL FANNIE MAE			1,176,371,971
Freddie Mac - 1.0%
4.705% 11/1/35 (o)		6,496,011	6,787,013
5% 4/1/38 to 9/1/39		8,029,471	8,362,279
5.5% 11/1/17 to 12/1/35		20,053,221	21,368,490
5.681% 10/1/35 (o)		529,599	556,244
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6% 7/1/37		$ 206,553	$ 222,866
6% 3/1/40 (j)(k)		13,500,000	14,451,248
6% 3/1/40 (j)		4,000,000	4,281,851
6% 3/1/40 (j)		35,000,000	37,466,198
6% 3/1/40 (j)(k)		6,000,000	6,422,777
6.5% 3/1/40 (j)		15,000,000	16,182,462
TOTAL FREDDIE MAC			116,101,428
Government National Mortgage Association - 0.3%
4% 3/1/40 (j)		10,000,000	9,869,270
4% 3/1/40 (j)		14,000,000	13,816,978
4% 3/1/40 (j)		20,000,000	19,738,540
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			43,424,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,555,771)			1,335,898,187
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (o)		1,821,633	706,429
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (o)		619,550	1,770
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (o)		195,192	184,057
Class M2, 1.8788% 2/25/34 (o)		483,000	252,778
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (o)		232,608	205,878
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (o)		172,706	4,496
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (o)		170,200	4,368
Class M5, 0.6188% 4/25/36 (o)		111,346	814
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (o)		1,253,286	1,221,182
Series 2006-A6 Class A6, 0.2588% 9/20/13 (o)		2,476,494	2,413,055
Series 2006-A7 Class A7, 0.2488% 10/20/12 (o)		1,363,575	1,328,645
Series 2006-C1 Class C1, 0.7088% 10/20/14 (o)		277,210	6,064
Series 2007-A1 Class A, 0.2788% 1/20/15 (o)		914,899	891,463
Series 2007-A4 Class A4, 0.2588% 4/22/13 (o)		1,093,367	1,065,359
Series 2007-D1 Class D, 1.6288% 1/22/13 (h)(o)		2,590,000	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7306% 6/15/32 (h)(o)		$ 4,407,210	$ 1,895,100
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (h)(o)		325,862	325,687
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,384,816
Class A4, 3% 10/15/15 (h)		4,280,000	4,393,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		179,116	180,215
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,093,346
Class E, 6.96% 3/31/16 (h)		2,052,284	1,892,632
Series 2007-2M Class A3, 5.22% 4/8/10		208,112	211,011
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (o)		110,420	69,931
Series 2004-R11 Class M1, 0.8888% 11/25/34 (o)		572,200	190,536
Series 2004-R2 Class M3, 0.7788% 4/25/34 (o)		153,470	16,536
Series 2005-R2 Class M1, 0.6788% 4/25/35 (o)		2,064,696	1,476,458
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	108,932
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5888% 3/23/19 (h)(o)		248,275	158,896
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (o)		47,932	34,290
Series 2004-W11 Class M2, 0.9288% 11/25/34 (o)		561,149	264,339
Series 2004-W7 Class M1, 0.7788% 5/25/34 (o)		1,542,998	728,794
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (o)		1,509,526	479,541
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (o)		2,668,736	1,514,008
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (o)		262,000	13,948
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		9,500,000	9,727,551
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,672,549
Series 2009-2A Class A3, 2.13% 9/15/13 (h)		6,800,000	6,914,951
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (h)(o)		$ 311,977	$ 274,539
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (o)		1,396,001	1,354,121
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (o)		533,424	512,287
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,263,739
Class C, 5.31% 6/15/12		1,634,000	1,669,839
Series 2007-1 Class C, 5.38% 11/15/12		582,000	606,019
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	282,731
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (h)(o)		10,040,000	10,061,267
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		341,536	344,623
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (o)		6,450,000	6,449,509
Series 2007-C3 Class C3, 0.5219% 4/15/13 (h)(o)		2,908,000	2,897,867
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,196,587
Series 2009-A1 Class A1, 1.3331% 4/15/13 (o)		5,400,000	5,412,468
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,284,358
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (h)(o)		457,498	49,181
Class B, 0.9788% 7/20/39 (h)(o)		263,810	13,850
Class C, 1.3288% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		859,000	833,230
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (h)(o)		211,915	105,958
Capmark VII Ltd. Series 2006-7A Class H, 1.7819% 8/15/36 (h)(o)		509,545	51
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	944,172
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (o)		1,140,851	227,023
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (o)		425,500	8,081
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (h)(o)		290,000	7,289
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (o)		224,000	44,872
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (o)		186,369	7,551
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (o)		1,802,588	613,953
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (h)(o)		$ 180,300	$ 159,385
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		567,956	507,528
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,437,325
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		265,509	265,584
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,836,993
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (o)		765,389	33,765
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (o)		138	138
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (o)		133,532	129,187
Series 2007-4 Class A1A, 0.3513% 9/25/37 (o)		769,534	746,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (o)		159,665	40,543
Series 2004-4 Class M2, 1.0238% 6/25/34 (o)		587,945	202,816
Series 2005-3 Class MV1, 0.6488% 8/25/35 (o)		1,602,355	1,462,851
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (o)		256,393	235,006
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)		817,691	833,157
Series 2007-B Class A3, 5.47% 11/15/11 (h)		117,006	117,539
Series 2007-C Class A3, 5.43% 5/15/12 (h)		177,540	179,965
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	335,000
Class B2, 1.6006% 12/28/35 (h)(o)		500,000	185,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		200,000	50,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7256% 11/28/16 (h)(o)		527,648	492,031
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (h)(o)		493,812	458,011
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	202,328
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (o)		2,908,000	2,906,959
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		1,473,095	1,503,687
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (o)		38,916	33,746
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (o)		$ 290,872	$ 102,651
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (o)		6,074,620	1,928,904
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (o)		26,135	6,891
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (o)		4,984,011	4,429,713
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (o)		77,665	76,750
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,227,817
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	682,685
Class D, 6.89% 5/15/13 (h)		915,000	967,192
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,039,542
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,492,148
Class A4, 2.98% 8/15/14		4,800,000	4,950,962
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (o)		772,000	744,240
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	73,007
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	517,605
Class C, 5.43% 2/16/15		614,000	579,380
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (o)		948,695	309,229
Class M4, 0.9088% 1/25/35 (o)		363,547	48,427
Series 2006-D Class M1, 0.4588% 11/25/36 (o)		324,000	5,964
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (h)(o)		2,892,000	1,879,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,426,756	1,820,067
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (h)(o)		315,194	277,371
Series 2006-2A:
Class A, 0.4119% 11/15/34 (h)(o)		2,421,516	1,840,352
Class B, 0.5119% 11/15/34 (h)(o)		874,724	306,154
Class C, 0.6119% 11/15/34 (h)(o)		1,453,756	407,052
Class D, 0.9819% 11/15/34 (h)(o)		552,038	115,928
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (o)		4,746,000	4,746,000
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (o)		1,151,000	1,113,838
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)		$ 739,000	$ 443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		80,771	80,367
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	98,856
Class C, 5.74% 12/15/14		206,932	198,655
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		333,615	51,123
Class M1, 0.8788% 6/25/34 (o)		2,723,367	1,289,266
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (o)		1,096,059	58,382
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (o)		431,287	6,562
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (h)(o)		659,999	125,466
Series 2006-3:
Class B, 0.6288% 9/25/46 (h)(o)		654,930	117,887
Class C, 0.7788% 9/25/46 (h)(o)		1,526,694	198,470
Class E, 1.8788% 9/25/46 (h)(o)		250,919	22,583
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (o)		485,422	260,118
Series 2003-3 Class M1, 1.5188% 8/25/33 (o)		863,589	415,299
Series 2003-5 Class A2, 0.9288% 12/25/33 (o)		32,929	16,823
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (o)		189,714	183,193
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (o)		2,487,735	2,335,973
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (o)		13,328	12,418
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (o)		915,892	553,025
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (o)		1,522,035	523,925
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,540,027
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		84,309	84,394
Class C, 5.34% 11/15/12		84,706	84,772
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (o)		204,000	4,859
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (o)		1,520,141	1,233,224
Class MV1, 0.4588% 11/25/36 (o)		1,234,797	447,708
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (o)		573,000	27,277
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.3488% 10/29/47 (o)		$ 284,447	$ 28
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (o)		920,251	755,131
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (o)		4,386	4,378
Class 2C, 1.4006% 3/27/42 (o)		3,243,000	606,453
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (h)(o)		275,830	28
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		157,328	121,143
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7788% 11/20/17 (h)(o)		700,000	631,750
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,309,717	3,376,042
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (o)		236,715	169,249
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6588% 5/25/46 (h)(o)		250,000	37,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		26,396	22,810
Class C, 5.691% 10/20/28 (h)		11,732	9,346
Class D, 6.01% 10/20/28 (h)		139,679	105,428
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (o)		545,328	17,735
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (o)		784,792	37,926
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (o)		208,475	93,217
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		312,892	318,516
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (o)		790,204	565,125
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (o)		2,345,275	2,063,842
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (o)		40,746	39,051
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (o)		3,475,759	1,974,744
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (o)		57,368	44,355
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (o)		399,800	151,872
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (o)		416,362	95,154
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (o)		263,000	6,714
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (h)(o)		220,000	127,622
Class C1B, 7.696% 8/28/38 (h)		63,000	32,678
Asset-Backed Securities - continued
		Principal Amount (d)	Value
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		$ 4,356,000	$ 178,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		3,793,600	688,538
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	22,135
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	15,593
Series 2006-3:
Class A1, 0.2588% 9/25/19 (o)		228,508	227,214
Class AIO, 7.1% 1/25/12 (q)		372,000	43,373
Series 2006-4:
Class A1, 0.2588% 3/25/25 (o)		584,144	574,345
Class AIO, 6.35% 2/27/12 (q)		1,182,000	133,869
Class D, 1.3288% 5/25/32 (o)		2,481,000	69,994
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	222,236
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	196,060
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (o)		1,426,957	468,096
Series 2005-D Class M2, 0.6988% 2/25/36 (o)		827,339	88,515
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,604,448
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (o)		244,715	238,348
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6288% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (o)		148,328	141,374
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (o)		220,100	209,604
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (o)		532,896	147,174
Class M4, 1.6788% 9/25/34 (o)		683,353	95,910
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (o)		2,548,346	1,775,782
Class M3, 0.7888% 1/25/35 (o)		478,432	229,575
Class M4, 1.0588% 1/25/35 (o)		1,475,804	197,892
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (o)		1,883,145	25,939
Class M9, 2.1088% 5/25/35 (o)		297,891	712
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		447,212	380,130
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A: - continued
Class C, 5.08% 7/24/39 (h)		$ 185,000	$ 111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (h)(o)		3,406,919	3,374,509
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		353,333	352,898
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (o)		566,000	19,876
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (o)		940,508	909,984
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1788% 9/25/46 (h)(o)		250,000	10,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (o)		5,108	2,918
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (o)		1,788,275	1,148,399
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (o)		96,000	1,837
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (o)		61,453	28,787
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (o)		32,538	30,785
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (h)(o)		990,006	920,247
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (o)		1,272,000	193,185
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (o)		78,822	17,968
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (o)		12,982,018	11,716,730
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (o)		1,696,990	1,426,041
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,219,888	1,163,294
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (o)		3,555,000	3,542,341
Class B, 0.4519% 6/15/12 (o)		3,709,000	3,645,966
Class C, 0.7319% 6/15/12 (o)		254,000	249,295
Series 2007-2 Class A, 0.8819% 10/15/12 (o)		2,867,000	2,854,200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (o)		28,819	20,698
Asset-Backed Securities - continued
		Principal Amount (d)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		$ 249,000	$ 211,650
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	72,150
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (h)(o)		2,586,046	129,302
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		855,827	891,790
Series 2007-A Class A3, 5.28% 2/13/12		427,206	428,679
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (o)		3,669,172	3,620,562
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		510,758	518,526
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	419,695
Class D, 5.54% 12/20/12 (h)		583,000	592,800
Class E, 7.05% 5/20/14 (h)		1,390,000	1,357,127
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(o)		250,000	167,500
Class A2A, 0.4706% 9/25/26 (h)(o)		451,000	303,298
Class F, 1.4006% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.6006% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (o)		459,043	8,043
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (h)(o)		8,530,177	8,405,508
Series 2007-A2 Class A2, 0.2619% 5/15/14 (h)(o)		12,710,000	12,696,970
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,874,830
Series 2007-A5A Class A5, 0.9819% 10/15/14 (h)(o)		1,500,000	1,501,320
Series 2007-C1 Class C1, 0.6319% 5/15/14 (h)(o)		8,690,021	8,677,650
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (o)		118,827	117,873
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (h)(o)		$ 1,789,540	$ 214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1013% 11/21/40 (h)(o)		305,000	15,250
TOTAL ASSET-BACKED SECURITIES (Cost $305,570,669)			319,455,758
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3289% 3/25/18 (o)		135,046	47,266
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		243,768	24,377
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (h)(o)		1,428,375	571,350
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	24,813
Class C, 5.6986% 4/10/49 (o)		281,000	62,547
Class D, 5.6986% 4/10/49 (o)		141,000	26,600
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (h)(o)		987,539	944,237
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (o)		2,234,400	1,981,130
Series 2004-1 Class 2A2, 3.676% 10/25/34 (o)		2,444,253	2,131,025
Series 2004-7 Class 15B4, 5.3035% 8/25/19 (h)(o)		67,595	2,359
Series 2004-A Class 2A2, 4.4789% 2/25/34 (o)		1,421,153	1,285,797
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (o)		150,650	126,875
Class 2A2, 4.5532% 3/25/34 (o)		1,392,154	1,222,249
Series 2004-D Class 2A2, 3.8658% 5/25/34 (o)		2,236,734	1,976,227
Series 2004-G Class 2A7, 3.9253% 8/25/34 (o)		1,977,917	1,741,694
Series 2004-H Class 2A1, 3.7605% 9/25/34 (o)		1,745,736	1,494,238
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		12,868,245	992,142
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (o)		2,492,630	1,871,571
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (h)(o)(q)		4,530,945	58,488
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (o)		1,798,775	1,573,766
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (o)		413,467	380,944
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (o)		$ 1,902,000	$ 1,987,468
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (o)		1,847,848	1,699,625
Class A4, 3.0036% 8/25/34 (o)		1,538,064	1,411,550
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (h)(o)		1,902,000	1,801,968
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (o)		25,314	25,441
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		77,836	12,454
Series 2003-35 Class B, 4.6392% 9/25/18 (o)		131,012	15,721
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (o)		1,488,269	1,384,268
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		340,254	44,233
Series 2004-3 Class DB4, 5.8355% 4/25/34 (o)		96,987	2,425
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9588% 11/25/35 (o)		36,015,049	19,365,742
Class 2A3, 2.0442% 11/25/35 (o)		8,843,378	4,794,720
Series 2005-56:
Class 4A1, 0.5388% 11/25/35 (o)		7,241,702	4,013,441
Class 5A1, 0.5488% 11/25/35 (o)		10,292,825	5,273,917
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (o)		217,987	211,309
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (o)		49,067	35,077
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (o)		2,056,403	1,864,563
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (h)(o)		3,491,000	3,343,680
Class C2, 0.7213% 10/18/54 (h)(o)		1,170,000	1,076,166
Class M2, 0.5013% 10/18/54 (h)(o)		2,005,000	1,832,570
Series 2007-1A Class C2, 0.8013% 10/18/54 (h)(o)		321,000	318,400
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		274,479	2,745
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		$ 124,423	$ 11,198
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (h)(o)		2,852,000	2,591,898
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (h)(o)		3,114,000	2,966,085
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (o)		205,017	71,756
Series 2006-1A Class C2, 0.8288% 12/20/54 (h)(o)		6,523,000	2,283,050
Series 2006-2 Class C1, 0.6988% 12/20/54 (o)		5,398,000	1,835,320
Series 2006-3 Class C2, 0.7288% 12/20/54 (o)		1,124,000	393,400
Series 2006-4:
Class B1, 0.3188% 12/20/54 (o)		4,521,000	3,074,280
Class C1, 0.6088% 12/20/54 (o)		2,767,000	968,450
Class M1, 0.3988% 12/20/54 (o)		1,190,000	737,800
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (o)		2,234,000	759,560
Class 1M1, 0.3788% 12/20/54 (o)		1,493,000	895,800
Class 2C1, 0.6588% 12/20/54 (o)		1,015,000	345,100
Class 2M1, 0.4788% 12/20/54 (o)		1,917,000	1,150,200
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (o)		2,654,000	928,900
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (o)		430,241	204,323
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (o)		830,719	679,965
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (o)		401,712	231,906
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (o)		215,287	70,082
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		174,659	178,319
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,631,129
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (o)		2,600,000	2,010,887
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (o)		2,834,510	2,726,431
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (o)		2,212,258	2,085,942
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (o)		3,737,194	3,393,806
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		51,907	51,651
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		$ 857,000	$ 864,347
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (h)(o)		380,954	172,253
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4688% 4/25/36 (o)		19,176,543	9,694,080
Series 2006-5 Class A1A, 0.4188% 7/25/36 (o)		15,180,801	7,465,472
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (o)		4,141,662	1,699,303
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (o)		547,000	2,965
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (o)		8,950,788	4,795,618
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (h)(o)		251,984	188,988
Class C, 0.4219% 6/15/22 (h)(o)		1,559,607	1,013,745
Class D, 0.4319% 6/15/22 (h)(o)		600,006	330,003
Class E, 0.4419% 6/15/22 (h)(o)		959,771	499,081
Class F, 0.4719% 6/15/22 (h)(o)		1,545,171	726,230
Class G, 0.5419% 6/15/22 (h)(o)		359,765	161,894
Class H, 0.5619% 6/15/22 (h)(o)		720,211	288,084
Class J, 0.6019% 6/15/22 (h)(o)		840,246	294,086
Class TM, 0.7319% 6/15/22 (h)(o)		1,549,424	1,286,022
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (h)		100,000	93,000
Series 2004-A4 Class A1, 3.125% 8/25/34 (o)		2,497,747	2,182,126
Series 2005-A2 Class A7, 3.0982% 2/25/35 (o)		2,333,330	2,084,011
Series 2006-A6 Class A4, 3.6193% 10/25/33 (o)		1,878,915	1,640,838
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		101,000	93,552
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,377,331
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (o)		2,713,612	2,090,273
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (o)		2,994,072	182,950
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (o)		2,253,000	2,186,685
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (o)		3,741,091	2,987,576
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (h)(o)		$ 2,162,576	$ 1,015,762
Class B6, 3.0784% 7/10/35 (h)(o)		482,175	252,563
Series 2004-A:
Class B4, 1.4284% 2/10/36 (h)(o)		681,653	356,300
Class B5, 1.9284% 2/10/36 (h)(o)		454,391	242,190
Series 2004-B:
Class B4, 1.3284% 2/10/36 (h)(o)		562,334	287,521
Class B5, 1.7784% 2/10/36 (h)(o)		410,311	175,818
Class B6, 2.2284% 2/10/36 (h)(o)		145,371	45,065
Series 2004-C:
Class B4, 1.1784% 9/10/36 (h)(o)		734,751	340,484
Class B5, 1.5784% 9/10/36 (h)(o)		816,777	364,936
Class B6, 1.9784% 9/10/36 (h)(o)		150,174	53,357
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4808% 1/25/46 (o)		16,091,956	8,937,976
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,185,056	1,015,549
Series 2004-SL3 Class A1, 7% 8/25/16		101,637	86,749
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (h)(o)		484,455	402,963
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.5819% 2/15/39 (h)(o)		489,726	6,024
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	247,708
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (o)		42,419	21,474
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4188% 7/25/46 (o)		30,151,255	15,797,174
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (h)(o)		75,244	64,737
Series 2003-15A Class 4A, 5.3948% 4/25/33 (o)		707,782	656,778
Series 2003-20 Class 1A1, 5.5% 7/25/33		704,462	704,908
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (o)		3,273,627	1,735,545
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (o)		11,032	10,809
Series 2003-AR8 Class A, 2.8492% 8/25/33 (o)		1,293,813	1,184,339
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (o)		$ 3,391,770	$ 2,889,756
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		243,043	26,735
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (o)		1,186,527	1,108,194
Series 2004-H Class A1, 4.5283% 6/25/34 (o)		2,621,057	2,576,534
Series 2004-W Class A9, 2.9948% 11/25/34 (o)		3,483,000	3,211,841
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (o)		2,767,905	2,628,980
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (o)		9,260,000	8,182,377
Class 2A6, 3.2077% 7/25/35 (o)		1,188,859	1,071,357
Series 2005-AR2:
Class 1A2, 3.6642% 3/25/35 (o)		4,006,336	1,965,794
Class 2A2, 3.7412% 3/25/35 (o)		3,342,322	2,982,672
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (o)		2,046,662	1,788,341
TOTAL PRIVATE SPONSOR			217,599,247
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		449,314	485,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,921,294)			218,084,883
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7818% 2/14/29 (h)(o)		800,000	800,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	220,438
Class B2, 7.525% 4/14/29		1,498,104	1,543,047
Class B5, 7.525% 4/14/29		129,000	22,390
Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (o)		2,225,000	2,375,843
Class A2, 7.1267% 2/14/43 (o)		1,399,000	1,518,611
Class A3, 7.1767% 2/14/43 (o)		1,510,000	1,639,016
Class A5, 7.2467% 2/14/43 (o)		256,000	275,013
Class A7, 7.7367% 2/14/43 (o)		820,000	865,464
Class PS1, 1.5186% 2/14/43 (o)(q)		6,700,194	240,703
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (o)		$ 2,221,000	$ 2,325,010
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		771,122	784,764
Series 2006-5:
Class A1, 5.185% 9/10/47		1,135,432	1,151,789
Class A2, 5.317% 9/10/47		7,342,000	7,582,446
Class A3, 5.39% 9/10/47		2,653,000	2,715,290
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,903,825
Series 2007-2 Class A1, 5.421% 4/10/49		602,111	622,250
Series 2007-4 Class A3, 5.8113% 2/10/51 (o)		1,897,000	1,941,285
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	157,438
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)		3,176,000	3,251,631
Class A4, 5.6579% 6/10/49 (o)		3,965,000	3,536,320
Series 2008-1 Class D, 6.2098% 2/10/51 (h)(o)		125,000	36,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		217,496	217,846
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,895,272
Series 2002-2 Class F, 5.487% 7/11/43		415,000	392,887
Series 2004-2:
Class A3, 4.05% 11/10/38		2,425,357	2,442,741
Class A4, 4.153% 11/10/38		2,412,000	2,366,660
Series 2004-4 Class A3, 4.128% 7/10/42		354,390	354,459
Series 2005-1 Class A3, 4.877% 11/10/42		4,471,806	4,470,252
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		1,808,207	1,831,339
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,165,342
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,472,000	1,472,400
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	435,218
Class K, 6.15% 5/11/35 (h)		885,000	758,797
Series 2003-2 Class XP, 0.293% 3/11/41 (h)(o)(q)		16,252,068	42,837
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	91,581
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	1,500
Class L, 4.637% 7/10/42 (h)(o)		280,000	1,400
Series 2004-5 Class G, 5.2583% 11/10/41 (h)(o)		195,000	94,051
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	6,014,756
Series 2005-6 Class A3, 5.1785% 9/10/47 (o)		3,423,000	3,503,187
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	318,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4919% 3/15/22 (h)(o)		$ 390,000	$ 339,300
Class C, 0.5419% 3/15/22 (h)(o)		817,000	694,450
Class D, 0.5919% 3/15/22 (h)(o)		826,000	685,580
Class E, 0.6319% 3/15/22 (h)(o)		684,000	554,040
Class F, 0.7019% 3/15/22 (h)(o)		615,784	467,996
Class G, 0.7619% 3/15/22 (h)(o)		399,119	279,383
Class J, 1.2819% 3/15/22 (h)(o)		253,000	136,620
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (h)(o)		1,222,000	1,014,260
Class D, 0.4419% 10/15/19 (h)(o)		1,494,000	1,195,200
Class E, 0.4719% 10/15/19 (h)(o)		1,385,000	1,052,600
Class F, 0.5419% 10/15/19 (h)(o)		3,150,730	2,142,496
Class G, 0.5619% 10/15/19 (h)(o)		1,245,579	722,436
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (h)(o)		88,025	46,653
Series 2004-1:
Class A, 0.5888% 4/25/34 (h)(o)		1,541,683	1,187,096
Class B, 2.1288% 4/25/34 (h)(o)		172,844	79,508
Class M1, 0.7888% 4/25/34 (h)(o)		138,775	87,428
Class M2, 1.4288% 4/25/34 (h)(o)		128,209	67,951
Series 2004-2:
Class A, 0.6588% 8/25/34 (h)(o)		1,190,205	866,089
Class M1, 0.8088% 8/25/34 (h)(o)		200,345	114,196
Series 2004-3:
Class A1, 0.5988% 1/25/35 (h)(o)		2,639,862	1,887,501
Class A2, 0.6488% 1/25/35 (h)(o)		378,817	238,655
Class M1, 0.7288% 1/25/35 (h)(o)		455,702	246,079
Class M2, 1.2288% 1/25/35 (h)(o)		211,162	97,135
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (h)(o)		2,074,330	1,398,928
Class M1, 0.6588% 8/25/35 (h)(o)		103,304	47,355
Class M2, 0.7088% 8/25/35 (h)(o)		170,382	72,873
Class M3, 0.7288% 8/25/35 (h)(o)		94,268	37,660
Class M4, 0.8388% 8/25/35 (h)(o)		86,534	32,130
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (h)(o)		757,557	533,017
Class A2, 0.6288% 11/25/35 (h)(o)		750,736	454,871
Class M1, 0.6688% 11/25/35 (h)(o)		89,600	41,431
Class M2, 0.7188% 11/25/35 (h)(o)		113,757	49,882
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7388% 11/25/35 (h)(o)		$ 101,810	$ 41,915
Class M4, 0.8288% 11/25/35 (h)(o)		126,845	48,772
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (h)(o)		1,758,207	1,098,880
Class B1, 1.6288% 1/25/36 (h)(o)		151,939	47,101
Class M1, 0.6788% 1/25/36 (h)(o)		567,164	277,910
Class M2, 0.6988% 1/25/36 (h)(o)		170,149	78,269
Class M3, 0.7288% 1/25/36 (h)(o)		248,490	106,851
Class M4, 0.8388% 1/25/36 (h)(o)		137,428	52,223
Class M5, 0.8788% 1/25/36 (h)(o)		137,428	47,413
Class M6, 0.9288% 1/25/36 (h)(o)		145,964	46,709
Series 2006-1:
Class A2, 0.5888% 4/25/36 (h)(o)		268,126	157,497
Class M1, 0.6088% 4/25/36 (h)(o)		95,898	40,862
Class M2, 0.6288% 4/25/36 (h)(o)		101,322	40,134
Class M3, 0.6488% 4/25/36 (h)(o)		87,180	32,474
Class M4, 0.7488% 4/25/36 (h)(o)		49,402	17,617
Class M5, 0.7888% 4/25/36 (h)(o)		47,949	16,202
Class M6, 0.8688% 4/25/36 (h)(o)		95,607	30,518
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (h)(o)		4,960,055	3,384,246
Class A2, 0.5088% 7/25/36 (h)(o)		245,391	143,775
Class B1, 1.0988% 7/25/36 (h)(o)		91,877	27,306
Class B3, 2.9288% 7/25/36 (h)(o)		138,813	37,077
Class M1, 0.5388% 7/25/36 (h)(o)		257,467	111,535
Class M2, 0.5588% 7/25/36 (h)(o)		181,655	72,426
Class M3, 0.5788% 7/25/36 (h)(o)		150,679	56,158
Class M4, 0.6488% 7/25/36 (h)(o)		101,748	36,131
Class M5, 0.6988% 7/25/36 (h)(o)		125,058	41,870
Class M6, 0.7688% 7/25/36 (h)(o)		186,590	60,082
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (h)(o)		159,920	27,186
Class B2, 1.5788% 10/25/36 (h)(o)		115,345	17,302
Class B3, 2.8288% 10/25/36 (h)(o)		187,704	28,156
Class M4, 0.6588% 10/25/36 (h)(o)		176,742	46,837
Class M5, 0.7088% 10/25/36 (h)(o)		211,585	50,780
Class M6, 0.7888% 10/25/36 (h)(o)		414,159	82,832
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (h)(o)		916,129	616,830
Class A2, 0.4988% 12/25/36 (h)(o)		4,661,500	2,138,230
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (h)(o)		$ 142,529	$ 34,093
Class B2, 1.4788% 12/25/36 (h)(o)		145,279	30,770
Class B3, 2.6788% 12/25/36 (h)(o)		247,401	45,695
Class M1, 0.5188% 12/25/36 (h)(o)		298,194	97,808
Class M2, 0.5388% 12/25/36 (h)(o)		198,796	60,513
Class M3, 0.5688% 12/25/36 (h)(o)		201,576	57,832
Class M4, 0.6288% 12/25/36 (h)(o)		241,196	65,195
Class M5, 0.6688% 12/25/36 (h)(o)		221,734	55,921
Class M6, 0.7488% 12/25/36 (h)(o)		198,796	46,319
Series 2007-1:
Class A2, 0.4988% 3/25/37 (h)(o)		1,014,498	598,554
Class B1, 0.8988% 3/25/37 (h)(o)		322,774	61,327
Class B2, 1.3788% 3/25/37 (h)(o)		234,028	37,445
Class B3, 3.5788% 3/25/37 (h)(o)		640,813	83,306
Class M1, 0.4988% 3/25/37 (h)(o)		284,004	112,181
Class M2, 0.5188% 3/25/37 (h)(o)		212,119	74,241
Class M3, 0.5488% 3/25/37 (h)(o)		188,120	58,317
Class M4, 0.5988% 3/25/37 (h)(o)		151,188	42,333
Class M5, 0.6488% 3/25/37 (h)(o)		236,007	59,002
Class M6, 0.7288% 3/25/37 (h)(o)		330,426	72,694
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (h)(o)		904,036	587,623
Class A2, 0.5488% 7/25/37 (h)(o)		844,699	397,009
Class B1, 1.8288% 7/25/37 (h)(o)		260,144	40,322
Class B2, 2.4788% 7/25/37 (h)(o)		225,226	37,162
Class B3, 3.5788% 7/25/37 (h)(o)		253,221	35,451
Class M1, 0.5988% 7/25/37 (h)(o)		296,611	103,814
Class M2, 0.6388% 7/25/37 (h)(o)		162,080	50,245
Class M3, 0.7188% 7/25/37 (h)(o)		164,341	42,729
Class M4, 0.8788% 7/25/37 (h)(o)		324,464	71,382
Class M5, 0.9788% 7/25/37 (h)(o)		286,021	57,204
Class M6, 1.2288% 7/25/37 (h)(o)		362,656	61,652
Series 2007-3:
Class A2, 0.5188% 7/25/37 (h)(o)		950,325	454,921
Class B1, 1.1788% 7/25/37 (h)(o)		230,982	49,476
Class B2, 1.8288% 7/25/37 (h)(o)		578,025	104,969
Class B3, 4.2288% 7/25/37 (h)(o)		307,070	46,767
Class M1, 0.5388% 7/25/37 (h)(o)		206,402	73,913
Class M2, 0.5688% 7/25/37 (h)(o)		221,225	73,314
Class M3, 0.5988% 7/25/37 (h)(o)		348,596	108,030
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7288% 7/25/37 (h)(o)		$ 547,348	$ 150,466
Class M5, 0.8288% 7/25/37 (h)(o)		283,909	66,037
Class M6, 1.0288% 7/25/37 (h)(o)		216,488	55,811
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (h)(o)		337,084	37,079
Class B2, 3.6788% 9/25/37 (h)(o)		1,226,421	122,642
Class M1, 1.1788% 9/25/37 (h)(o)		324,132	74,550
Class M2, 1.2788% 9/25/37 (h)(o)		324,132	61,585
Class M4, 1.8288% 9/25/37 (h)(o)		829,018	124,353
Class M5, 1.9788% 9/25/37 (h)(o)		829,018	107,772
Class M6, 2.1788% 9/25/37 (h)(o)		830,627	99,675
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,145,721	164,663
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)		11,355,396	1,136,675
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class E, 0.5519% 3/15/19 (h)(o)		200,000	159,969
Class G, 0.6719% 3/15/19 (h)(o)		805,386	442,962
Class H, 0.8819% 3/15/19 (h)(o)		541,917	260,120
Class J, 1.0819% 3/15/19 (h)(o)		407,118	175,061
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (h)(o)		655,330	327,667
Class E, 0.5319% 3/15/22 (h)(o)		3,607,157	1,695,368
Class F, 0.5819% 3/15/22 (h)(o)		2,235,922	961,456
Class G, 0.6319% 3/15/22 (h)(o)		537,549	215,021
Class H, 0.7819% 3/15/22 (h)(o)		655,330	235,921
Class J, 0.9319% 3/15/22 (h)(o)		655,330	183,494
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		926,520	948,113
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,075,141	2,131,465
Series 2006-PW14:
Class A4, 5.201% 12/11/38		2,458,000	2,468,174
Class AM, 5.243% 12/11/38		600,000	517,586
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,816,989	1,862,618
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (o)		1,112,000	1,051,409
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,012,110	1,034,306
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		590,305	603,190
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	55,511
Class I, 5.64% 2/14/31 (h)		205,000	55,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (h)(o)(q)		$ 14,745,455	$ 117,278
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,025,866
Series 2006-PW14 Class X2, 0.653% 12/11/38 (h)(o)(q)		25,773,245	517,571
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		250,734	252,987
Class A4, 5.4629% 4/12/38 (o)		237,000	250,334
Series 2007-BBA8:
Class K, 1.4319% 3/15/22 (h)(o)		120,000	27,600
Class L, 2.1319% 3/15/22 (h)(o)		254,000	50,800
Series 2007-PW15 Class A1, 5.016% 2/11/44		520,414	534,785
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (h)(o)		304,000	122,921
Class C, 5.7189% 6/11/40 (h)(o)		255,000	98,053
Class D, 5.7189% 6/11/40 (h)(o)		255,000	72,281
Series 2007-PW18 Class X2, 0.344% 6/11/50 (h)(o)(q)		177,669,388	2,494,585
Series 2007-T28:
Class A1, 5.422% 9/11/42		311,862	324,593
Class X2, 0.175% 9/11/42 (h)(o)(q)		88,855,592	766,202
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (h)(o)		1,003,778	663,570
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,317,463
Class XCL, 2.0744% 5/15/35 (h)(o)(q)		28,644,106	967,595
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	524,105
Series 1998-2 Class J, 6.39% 11/18/30 (h)		507,951	97,374
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	756,325
Class F, 7.734% 1/15/32		413,000	408,700
Series 2001-245 Class A2, 6.4842% 2/12/16 (h)(o)		1,932,000	2,005,918
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		290,000	267,661
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (h)(o)		678,000	478,505
Class G, 0.5631% 11/15/36 (h)(o)		542,222	345,661
Class H, 0.6031% 11/15/36 (h)(o)		433,548	255,247
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,071,812
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,228,152	1,129,853
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2006-FL2 Class CNP3, 1.4331% 8/16/21 (h)(o)		$ 5,089,327	$ 2,544,664
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,404,474	11,791,156
Class A4, 5.7001% 12/10/49 (o)		4,303,000	4,095,694
Series 2007-FL3A Class A2, 0.3719% 4/15/22 (h)(o)		6,878,000	4,637,612
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (o)		11,229,000	11,454,349
Series 2007-CD4:
Class A1, 4.977% 12/11/49		431,954	438,591
Class A2A, 5.237% 12/11/49		11,693,000	12,195,983
Class A4, 5.322% 12/11/49		2,823,000	2,554,265
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,814,606
Class C, 5.476% 12/11/49		3,581,000	895,250
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	56,605
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	10,794
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	6,377
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	5,828
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	2,561
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	8,166
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	34,811
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		87,523	88,390
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)		1,902,000	1,920,410
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,426,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (h)(o)		4,261,000	3,323,580
Class C, 0.5019% 4/15/17 (h)(o)		1,531,000	1,102,320
Class D, 0.5419% 4/15/17 (h)(o)		950,056	617,536
Class E, 0.6019% 4/15/17 (h)(o)		302,445	181,467
Class F, 0.6419% 4/15/17 (h)(o)		171,562	90,928
Class G, 0.7819% 4/15/17 (h)(o)		171,562	77,203
Class H, 0.8519% 4/15/17 (h)(o)		171,562	54,900
Class J, 1.0819% 4/15/17 (h)(o)		131,565	32,891
Series 2005-FL11:
Class B, 0.4819% 11/15/17 (h)(o)		238,832	231,667
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (h)(o)		$ 1,966,982	$ 1,809,623
Class D, 0.5719% 11/15/17 (h)(o)		102,292	91,040
Class E, 0.6219% 11/15/17 (h)(o)		363,655	309,107
Class F, 0.6819% 11/15/17 (h)(o)		251,948	196,519
Class G, 0.7319% 11/15/17 (h)(o)		174,638	117,007
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (h)(o)		2,710,000	2,086,700
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		69,683	70,129
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,403,475
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)		3,216,000	3,160,495
Series 2007-C9 Class A4, 5.816% 12/10/49 (o)		4,209,000	4,086,426
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		600,000	603,001
Series 2001-J2A Class F, 7.0307% 7/16/34 (h)(o)		199,000	132,568
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (h)(o)(q)		4,110,818	31,786
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,075,402
Class XP, 0.4838% 12/10/46 (o)(q)		21,907,611	311,612
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		147,515	149,815
Class G, 6.21% 7/15/31 (h)		554,000	524,632
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		204,930	212,342
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		121,285	121,527
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	441,934
Series 1999-C2 Class G, 6% 11/17/32		302,000	251,865
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		541,926	551,811
Class AJ, 5.373% 12/15/39		3,852,000	1,629,390
Series 2007-C2:
Class A1, 5.269% 1/15/49		122,306	124,499
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,429,719
Class A3, 5.542% 1/15/49 (o)		3,804,000	3,174,212
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		265,811	271,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A4, 5.7225% 6/15/39 (o)		$ 1,144,000	$ 963,140
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,084,491
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (o)(q)		13,910,240	289,241
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,443,429
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (h)(o)		6,783,000	2,170,560
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		257,735	258,280
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	2,006,181
Series 2002-CP5 Class A1, 4.106% 12/15/35		158,055	161,236
Series 2004-C1:
Class A3, 4.321% 1/15/37		567,786	576,386
Class A4, 4.75% 1/15/37		884,000	904,751
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	1,016,916
Series 1998-C1:
Class D, 7.17% 5/17/40		368,181	373,705
Class H, 6% 5/17/40 (h)		130,000	11,386
Series 1999-C1 Class E, 7.8926% 9/15/41 (o)		882,035	882,035
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (o)(q)		5,442,384	70,415
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (h)(o)(q)		17,516,309	390,939
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		230,000	208,253
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	87,800
Class J, 4.231% 5/15/38 (h)		300,000	109,260
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (h)(o)(q)		12,258,479	34,399
Series 2006-C1 Class A3, 5.5483% 2/15/39 (o)		10,043,000	10,267,770
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (h)(o)		721,000	432,600
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (h)(o)		1,864,711	932,356
0.5019% 2/15/22 (h)(o)		665,993	233,098
Class F, 0.5519% 2/15/22 (h)(o)		1,331,815	426,181
Class L, 2.1319% 2/15/22 (h)(o)		100,000	12,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		164,304	167,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1:
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,785,539
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (o)(q)		37,268,901	483,650
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	305,235
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4919% 5/15/23 (h)(o)		450,000	413,130
Class D, 0.7019% 5/15/23 (h)(o)		170,000	147,712
Class F, 0.8319% 5/15/23 (h)(o)		140,000	113,670
Series 2006-HC1A:
Class A1, 0.4219% 5/15/23 (h)(o)		268,216	250,576
Class C, 0.6319% 5/15/23 (h)(o)		355,000	311,939
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	256,812
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		1,057,319	1,057,217
Series 1998-CG1 Class B4, 7.226% 6/10/31 (h)(o)		891,000	916,274
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (h)		770,000	752,517
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	651,998
Class G, 6.936% 3/15/33 (h)		1,252,000	1,149,741
Class H, 7.039% 3/15/33 (h)		63,000	51,301
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	317,528
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		625,000	531,250
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		436,232	447,535
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	9,841,194
Series 2001-1 Class X1, 1.0456% 5/15/33 (h)(o)(q)		19,489,948	195,958
Series 2001-3 Class C, 6.51% 6/10/38		287,000	283,605
Series 2002-1A Class H, 7.162% 12/10/35 (h)(o)		65,000	56,660
Series 2004-C1 Class X2, 1.1162% 11/10/38 (h)(o)(q)		11,959,468	108,335
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	288,846
Series 2007-C1 Class XP, 0.2074% 12/10/49 (o)(q)		39,432,402	268,456
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,486	$ 92,575
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,149,872
Class G, 6.75% 4/15/29 (o)		504,000	260,444
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	524,225
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		385,000	21,297
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		187,119	187,119
Class J, 6.974% 8/15/36 (h)		226,000	214,748
Class K, 6.974% 8/15/36 (h)		427,000	42,323
Series 2000-C1:
Class G, 7% 3/15/33 (h)		145,000	145,000
Class H, 7% 3/15/33 (h)		100,000	92,896
Class K, 7% 3/15/33		90,000	64,541
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	283,424
Series 2003-C3 Class X2, 0.6546% 12/10/38 (h)(o)(q)		12,937,743	64,153
Series 2005-C1 Class X2, 0.6812% 5/10/43 (o)(q)		8,706,653	102,067
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (h)(o)		715,000	386,467
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	475,965
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,225,412
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,988,097	2,065,033
Class A2, 5.597% 12/10/49		3,804,000	3,876,076
Series 2007-GG9:
Class A1, 5.233% 3/10/39		149,081	150,080
Class A4, 5.444% 3/10/39		5,530,000	5,253,540
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		97,000	90,226
Class J, 6.306% 1/11/35 (h)		760,000	698,840
Series 2003-C1 Class XP, 2.0344% 7/5/35 (h)(o)(q)		7,814,659	42,450
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	155,551
Class XP, 0.8642% 1/5/36 (h)(o)(q)		12,076,264	87,483
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (h)(o)(q)		36,584,053	525,003
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (o)		5,013,000	5,066,028
Class A4, 5.883% 7/10/38 (o)		9,540,000	9,457,820
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		$ 46,664,905	$ 514,481
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (h)(o)		96,000	68,429
Class D, 0.5084% 6/6/20 (h)(o)		453,000	252,683
Class E, 0.5984% 6/6/20 (h)(o)		526,000	292,088
Class F, 0.6684% 6/6/20 (h)(o)		835,001	459,501
Class J, 1.9784% 6/6/20 (h)(o)		250,000	10,075
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (h)(o)		1,994,000	1,694,900
Class D, 0.5984% 3/6/20 (h)(o)		4,004,000	3,363,360
Class F, 0.7084% 3/6/20 (h)(o)		164,000	136,530
Class G, 0.7484% 3/6/20 (h)(o)		81,000	66,623
Class H, 0.8784% 3/6/20 (h)(o)		60,000	49,200
Class J, 1.0784% 3/6/20 (h)(o)		86,000	69,015
Class L, 1.5334% 3/1/20 (h)(o)		400,000	305,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	605,750
Series 1997-GL Class G, 7.7695% 7/13/30 (o)		840,947	921,341
Series 1998-GLII Class G, 7.742% 4/13/31 (h)(o)		600,000	526,777
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	178,920
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (h)(o)(q)		37,320,375	571,927
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,371,630
Series 2006-RR2:
Class M, 5.6863% 6/1/46 (h)(o)		100,000	1,000
Class N, 5.6863% 6/1/46 (h)(o)		100,000	250
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,938,528
Series 2007-GG10:
Class A1, 5.69% 8/10/45		607,080	629,885
Class A2, 5.778% 8/10/45		13,561,000	14,097,130
Class A4, 5.8051% 8/10/45 (o)		20,420,000	18,194,046
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		201,000	180,330
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		208,396	170,884
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 193,009
Series 2004-C1 Class X2, 0.9676% 1/15/38 (h)(o)(q)		2,942,268	27,540
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (h)(o)(q)		4,136,691	32,937
Series 2009-IWST Class D, 7.443% 12/1/27 (h)		250,000	240,327
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5019% 4/16/19 (h)(o)		905,151	863,799
Series 2005-FL1A Class A2, 0.4119% 2/15/19 (h)(o)		420,261	391,342
Series 2006-FLA2:
Class A2, 0.3619% 11/15/18 (h)(o)		10,000,000	7,600,000
Class B, 0.4019% 11/15/18 (h)(o)		1,587,899	984,001
Class C, 0.4419% 11/15/18 (h)(o)		1,128,158	642,698
Class D, 0.4619% 11/15/18 (h)(o)		343,661	178,596
Class E, 0.5119% 11/15/18 (h)(o)		495,749	247,720
Class F, 0.5619% 11/15/18 (h)(o)		742,264	341,210
Class G, 0.5919% 11/15/18 (h)(o)		644,965	283,583
Class H, 0.7319% 11/15/18 (h)(o)		495,749	198,145
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (o)		5,657,000	5,758,876
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,930,461
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	6,152,248
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,201,881
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	921,699
Series 2007-CB19 Class A4, 5.746% 2/12/49 (o)		6,670,000	6,332,278
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (o)		5,340,000	5,559,231
Series 2007-LDP10 Class A1, 5.122% 1/15/49		159,552	163,276
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,777,037
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	107,304
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (o)		1,711,000	941,990
Series 2004-LN2 Class D, 5.2114% 7/15/41 (o)		420,000	293,969
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)		963,000	277,721
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,946,043
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	15,788,594
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,393
Series 2007-CB19:
Class B, 5.746% 2/12/49 (o)		165,000	55,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.746% 2/12/49 (o)		$ 424,000	$ 133,054
Class D, 5.746% 2/12/49 (o)		447,000	131,228
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	56,137
Class CS, 5.466% 1/15/49 (o)		157,000	15,747
Class ES, 5.5453% 1/15/49 (h)(o)		983,000	112,235
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,590,483
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	782,266
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		868,972	897,534
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		573,000	584,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		366,652	380,805
Series 2001-C3 Class A1, 6.058% 6/15/20		73,173	74,373
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	926,098
Class A4, 5.156% 2/15/31		722,000	738,515
Series 2006-C3 Class A1, 5.478% 3/15/39		109,621	111,072
Series 2006-C6:
Class A1, 5.23% 9/15/39		251,893	256,045
Class A2, 5.262% 9/15/39 (o)		11,694,000	12,017,571
Series 2006-C7:
Class A1, 5.279% 11/15/38		754,404	772,292
Class A2, 5.3% 11/15/38		2,092,000	2,154,862
Class A3, 5.347% 11/15/38		1,417,000	1,413,308
Class AM, 5.378% 11/15/38		160,000	137,392
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		244,252	249,839
Class A3, 5.398% 2/15/40		10,000,000	10,246,759
Class A4, 5.424% 2/15/40		5,434,000	5,029,658
Series 2007-C2:
Class A1, 5.226% 2/15/40		188,658	192,112
Class A3, 5.43% 2/15/40		3,967,000	3,697,080
Series 2007-C6 Class A2, 5.845% 7/15/40		9,969,939	10,366,572
Series 2000-C3 Class B, 7.95% 3/15/32		532,631	537,396
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,118
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,764,150
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,052,831
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	71,710
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (h)(o)(q)		$ 7,980,175	$ 18,297
Series 2003-C7 Class L, 5.0984% 7/15/37 (h)(o)		284,000	92,815
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	114,364
Class K, 5.252% 3/15/36 (h)(o)		500,000	121,819
Class XCP, 1.0507% 3/15/36 (h)(o)(q)		25,979,524	253,248
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		482,649	486,198
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (o)(q)		6,411,758	92,928
Series 2005-C5 Class A2, 4.885% 9/15/30		500,000	500,328
Series 2006-C4 Class AM, 5.9025% 6/15/38 (o)		160,000	139,086
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (o)(q)		10,810,515	211,217
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	1,117,615
Class D, 5.563% 2/15/40 (o)		760,000	189,494
Class E, 5.582% 2/15/40 (o)		381,000	83,114
Class XCP, 0.4741% 2/15/40 (o)(q)		4,345,108	59,612
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	2,198,067
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,920,834
Class XCP, 0.2983% 9/15/45 (o)(q)		153,050,259	1,730,019
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	552,380
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,732,400
Class C, 4.13% 11/20/37 (h)		8,205,000	6,810,150
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (h)(o)		608,683	437,219
Class E, 0.5219% 9/15/21 (h)(o)		2,196,145	1,519,132
Class F, 0.5719% 9/15/21 (h)(o)		1,143,094	677,572
Class G, 0.5919% 9/15/21 (h)(o)		2,258,211	1,003,507
Class H, 0.6319% 9/15/21 (h)(o)		582,579	202,530
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,578,747
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	105,516
Class I11, 7.72% 2/26/28 (h)		100,000	51,450
Class I12, 7.72% 2/26/28 (h)		100,000	45,390
Class I9, 7.72% 2/26/28 (h)		153,200	104,881
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	627,914
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1998-C3 Class E, 7.0618% 12/15/30 (o)		$ 173,000	$ 179,927
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	391,050
Class H, 6.778% 2/3/16 (h)		315,000	311,850
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		245,663	247,457
Series 2007-C1 Class A1, 4.533% 6/12/50		682,546	693,792
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	6,927
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)		3,122,000	3,181,606
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	506,898
Series 2006-C1:
Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,750,549
Class AM, 5.6564% 5/12/39 (o)		100,000	85,694
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	14,161
Series 2007-C1 Class A4, 5.8284% 6/12/50 (o)		7,199,517	6,649,649
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,728,627
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (o)		887,000	827,593
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	2,078,288
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,101,417
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,664,190
Series 2007-5:
Class A1, 4.275% 8/12/48		112,821	114,316
Class A3, 5.364% 8/12/48		11,417,000	11,170,643
Class A4, 5.378% 8/12/48		76,000	62,945
Class B, 5.479% 2/12/17		5,706,000	385,194
Series 2007-6:
Class A1, 5.175% 3/12/51		137,597	140,526
Class A4, 5.485% 3/12/51 (o)		14,650,000	12,410,126
Series 2007-7 Class A4, 5.747% 6/12/50 (o)		6,656,000	5,856,645
Series 2007-8 Class A1, 4.622% 8/12/49		483,187	493,723
Series 2006-2 Class A4, 5.9102% 6/12/46 (o)		16,407,000	16,944,923
Series 2006-4 Class XP, 0.6256% 12/12/49 (o)(q)		40,286,676	825,035
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	501,801
Series 2007-7 Class B, 5.75% 6/12/50		166,000	25,108
Series 2007-8 Class A3, 5.9573% 8/12/49 (o)		1,640,000	1,528,175
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (h)(o)		$ 38,581	$ 32,408
Series 2006-XLF:
Class C, 1.429% 7/15/19 (h)(o)		822,747	113,128
Class F, 0.549% 7/15/19 (h)(o)		1,830,000	1,317,600
Class G, 0.589% 7/15/19 (h)(o)		1,041,000	593,370
Class H, 0.6106% 7/15/19 (h)(o)		550,000	203,500
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (h)(o)		2,634,466	1,047,200
Series 2007-XLCA Class B, 0.7288% 7/17/17 (h)(o)		2,408,057	48,161
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (h)(o)		1,092,000	382,200
Class D, 0.419% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.479% 10/15/20 (h)(o)		834,661	125,199
Class F, 0.529% 10/15/20 (h)(o)		500,899	50,090
Class G, 0.4719% 10/15/20 (h)(o)		619,188	49,535
Class H, 0.659% 10/15/20 (h)(o)		389,758	19,488
Class J, 0.809% 10/15/20 (h)(o)		444,903	13,347
Class MHRO, 0.9219% 10/15/20 (h)(o)		605,197	77,163
Class MJPM, 1.2319% 10/15/20 (h)(o)		183,182	19,692
Class MSTR, 0.9319% 10/15/20 (h)(o)		343,918	54,167
Class NHRO, 1.119% 10/15/20 (h)(o)		918,469	107,920
Class NSTR, 1.079% 10/15/20 (h)(o)		315,384	43,365
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (h)(o)(q)		5,855,645	74,045
Series 2004-HQ3 Class A2, 4.05% 1/13/41		514,875	517,474
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		560,475	518,440
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,820,118
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		504,359	514,834
Class AM, 5.36% 11/12/41		570,000	498,926
Series 2006-HQ8 Class A1, 5.124% 3/12/44		8,175	8,178
Series 2006-T23 Class A1, 5.682% 8/12/41		1,407,106	1,449,118
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		432,419	443,317
Class A31, 5.439% 2/12/44 (o)		964,000	964,194
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		452,878	465,144
Class A4, 5.364% 3/15/44		10,000,000	9,163,912
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,103,501	1,134,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25:
Class A1, 5.391% 11/12/49		$ 295,842	$ 305,241
Class A2, 5.507% 11/12/49		3,425,000	3,566,485
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		12,306,129	127,717
Series 2004-IQ7 Class E, 5.4019% 6/15/38 (h)(o)		120,000	51,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	208,600
Series 2005-HQ7:
Class E, 5.2072% 11/14/42 (o)		75,000	42,938
Class F, 5.2072% 11/14/42 (o)		305,000	115,900
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (h)(o)(q)		22,352,229	421,027
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (h)(o)(q)		10,227,921	139,919
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (o)		2,950,000	3,037,698
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	1,143,315
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (o)		3,157,000	3,307,737
Class A4, 5.7711% 10/15/42 (o)		570,000	592,651
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	737,025
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)		972,000	1,014,006
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,224,040
Series 2007-HQ12:
Class A2, 5.6315% 4/12/49 (o)		12,880,000	13,013,072
Series A1, 5.519% 4/12/49 (o)		777,684	809,247
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,518,849
Class B, 5.7311% 4/15/49 (o)		469,000	150,080
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (h)(o)		3,245,642	170,396
Class D, 0.929% 7/17/17 (h)(o)		1,526,121	80,121
Class E, 1.029% 7/17/17 (h)(o)		1,239,655	65,082
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		32,432	33,389
Series 2000-PRIN Class C, 7.9622% 2/23/34 (o)		466,000	496,606
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	196,040
Series 2003-TOP9 Class E, 5.7413% 11/13/36 (h)(o)		78,000	45,221
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		457,862	424,095
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		$ 708,495	$ 752,953
Class G, 5% 8/20/30 (h)		361,875	358,371
Class J, 5% 8/20/30 (h)		195,000	161,850
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		460,858	398,201
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		241,669	241,379
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	63,039
Class G, 4.456% 9/12/38 (h)	CAD	54,000	30,147
Class H, 4.456% 9/12/38 (h)	CAD	36,000	19,058
Class J, 4.456% 9/12/38 (h)	CAD	36,000	18,015
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,008
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,931
Class M, 4.456% 9/12/38 (h)	CAD	128,859	28,513
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	74,868
Class G, 4.57% 4/12/23	CAD	42,000	23,654
Class H, 4.57% 4/12/23	CAD	42,000	22,435
Class J, 4.57% 4/12/23	CAD	42,000	21,294
Class K, 4.57% 4/12/23	CAD	21,000	10,112
Class L, 4.57% 4/12/23	CAD	63,000	28,833
Class M, 4.57% 4/12/23	CAD	185,000	37,026
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		2,817,995	2,851,677
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	127,441
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		192,000	168,960
Class F6, 6.5% 2/18/34 (h)(o)		43,000	35,260
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		252,601	265,158
Class F, 7.3% 10/12/34 (h)		473,000	476,586
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,669,157
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8069% 7/15/24 (h)(o)		110,000	19,750
Class G, 0.8069% 7/15/24 (h)(o)		200,000	33,378
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (h)(o)		$ 1,276,330	$ 1,273,450
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (h)(o)		1,770,598	837,422
Class F, 0.5731% 8/11/18 (h)(o)		1,877,987	805,741
Class G, 0.5931% 8/11/18 (h)(o)		1,779,101	732,160
Class J, 0.8331% 8/11/18 (h)(o)		395,545	99,751
Series 2007-ESH Class A1, 0.6819% 6/15/19 (h)(o)		174,846	157,361
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (h)(o)		140,220	56,088
Class AP2, 1.0319% 6/15/20 (h)(o)		235,007	70,502
Class F, 0.7119% 6/15/20 (h)(o)		4,565,501	821,790
Class LXR1, 0.9319% 6/15/20 (h)(o)		233,916	93,566
Class LXR2, 1.0319% 6/15/20 (h)(o)		3,111,858	933,558
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		578,895	584,553
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		3,611,922	3,650,397
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,358,275
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,756,074
Series 2006-C29:
Class A1, 5.11% 11/15/48		911,167	929,406
Class A3, 5.313% 11/15/48		5,051,000	5,146,465
Series 2007-C30:
Class A1, 5.031% 12/15/43		221,928	225,984
Class A3, 5.246% 12/15/43		1,633,000	1,612,391
Class A4, 5.305% 12/15/43		8,604,000	8,095,443
Class A5, 5.342% 12/15/43		2,036,000	1,692,714
Series 2007-C31:
Class A1, 5.14% 4/15/47		227,942	232,109
Class A4, 5.509% 4/15/47		4,299,000	3,662,172
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (o)		15,568,000	16,104,649
Class A3, 5.7403% 6/15/49 (o)		3,229,000	2,877,961
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)		903,000	666,780
Series 2003-C8 Class XP, 0.3153% 11/15/35 (h)(o)(q)		5,617,047	16,116
Series 2003-C9 Class XP, 0.4734% 12/15/35 (h)(o)(q)		6,281,686	24,164
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	221,521
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class C, 5.21% 8/15/41		$ 170,000	$ 139,330
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)		1,464,000	1,244,400
Class 180B, 5.5782% 10/15/41 (h)(o)		666,000	532,800
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,116,173
Series 2005-C22:
Class B, 5.3602% 12/15/44 (o)		4,218,000	1,985,833
Class F, 5.3602% 12/15/44 (h)(o)		3,171,000	718,241
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	7,799,444
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	403,206
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,418,059
Class C, 5.483% 12/15/43 (o)		5,706,000	1,250,563
Class D, 5.513% 12/15/43 (o)		3,044,000	535,541
Class XP, 0.434% 12/15/43 (h)(o)(q)		22,614,303	328,464
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)		522,000	98,968
Series 2007-C32:
Class D, 5.7403% 6/15/49 (o)		1,431,000	247,401
Class E, 5.7403% 6/15/49 (o)		2,252,000	349,435
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (o)		1,259,000	1,053,116
Series 2007-C33 Class B, 5.9013% 2/15/51 (o)		3,198,000	892,718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $730,809,218)			803,438,019
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,478,032
7.55% 4/1/39		8,400,000	8,207,304
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,966,892
TOTAL MUNICIPAL SECURITIES (Cost $20,981,747)			20,652,228
Foreign Government and Government Agency Obligations - 1.6%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,018,617	$ 2,622,147
par 2.5% 12/31/38 (f)		2,960,000	950,160
7% 3/28/11		30,740,000	29,186,776
7% 9/12/13		22,165,000	17,992,439
Bahamian Republic 6.95% 11/20/29 (h)		805,000	800,975
Barbados Government 7.25% 12/15/21 (h)		742,000	753,130
Brazilian Federative Republic:
6% 9/15/13		266,667	276,667
8.25% 1/20/34		410,000	514,550
8.75% 2/4/25		545,000	705,775
12.25% 3/6/30		685,000	1,171,350
Cayman Island Government 5.95% 11/24/19 (h)		775,000	753,688
Chilean Republic 7.125% 1/11/12		3,045,000	3,337,807
Colombian Republic:
7.375% 9/18/37		2,130,000	2,332,350
11.75% 2/25/20		325,000	471,250
Congo Republic 3% 6/30/29 (f)		2,930,750	1,538,644
Croatia Republic 6.75% 11/5/19 (h)		1,755,000	1,819,953
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		405,000	421,200
8.25% 10/24/12 (h)		1,400,000	1,503,320
Dominican Republic:
1.2888% 8/30/24 (o)		1,100,000	830,500
9.04% 1/23/18 (h)		1,776,087	1,935,935
9.5% 9/27/11 (Reg. S)		1,888,297	1,949,667
Ecuador Republic 5% 2/28/25		218,000	117,720
El Salvador Republic:
7.375% 12/1/19 (h)		595,000	636,650
7.65% 6/15/35 (Reg. S)		1,265,000	1,290,300
7.75% 1/24/23 (Reg. S)		870,000	952,650
8.25% 4/10/32 (Reg. S)		375,000	403,125
Gabonese Republic 8.2% 12/12/17 (h)		1,760,000	1,887,600
Georgia Republic 7.5% 4/15/13		1,770,000	1,823,100
Ghana Republic 8.5% 10/4/17 (h)		2,150,000	2,246,750
Hungarian Republic 6.25% 1/29/20		795,000	808,913
Indonesian Republic:
5.875% 3/13/20 (h)		2,015,000	2,093,182
6.625% 2/17/37 (h)		1,475,000	1,489,750
6.875% 3/9/17 (h)		950,000	1,052,125
6.875% 1/17/18 (h)		1,510,000	1,679,875
7.5% 1/15/16 (h)		485,000	557,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
7.75% 1/17/38 (h)		$ 1,870,000	$ 2,103,750
8.5% 10/12/35 (Reg. S)		1,360,000	1,645,600
11.625% 3/4/19 (h)		1,720,000	2,476,800
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,660,000	3,165,900
Lithuanian Republic:
6.75% 1/15/15 (h)		1,815,000	1,910,288
7.375% 2/11/20 (h)		405,000	417,150
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	646,800
Peruvian Republic 7.35% 7/21/25		1,310,000	1,526,150
Philippine Republic:
6.5% 1/20/20		805,000	862,397
9.5% 2/2/30		565,000	731,675
10.625% 3/16/25		520,000	720,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	2,896,188
Republic of Serbia 6.75% 11/1/24 (h)		5,215,000	5,045,513
Russian Federation:
7.5% 3/31/30 (Reg. S)		14,397,980	16,341,707
12.75% 6/24/28 (Reg. S)		1,800,000	3,114,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,643,576
6.75% 5/30/40		805,000	785,922
6.875% 3/17/36		3,285,000	3,293,213
7% 9/26/16		965,000	1,062,755
7.25% 3/5/38		1,400,000	1,457,820
7.375% 2/5/25		4,690,000	5,135,550
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		5,690,000	5,576,200
Ukraine Government:
6.385% 6/26/12 (h)		2,015,000	1,919,288
6.75% 11/14/17 (h)		2,295,000	1,956,488
United Mexican States:
7.5% 4/8/33		425,000	494,063
8.3% 8/15/31		420,000	529,200
Uruguay Republic:
6.875% 9/28/25		585,000	608,400
8% 11/18/22		2,566,902	2,964,772
Venezuelan Republic:
1.2489% 4/20/11 (Reg. S) (o)		9,055,000	8,285,325
5.375% 8/7/10 (Reg. S)		1,535,000	1,515,813
7% 3/31/38		815,000	460,475
8.5% 10/8/14		1,360,000	1,139,000
9% 5/7/23 (Reg. S)		3,590,000	2,530,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9.25% 9/15/27		$ 2,570,000	$ 1,921,075
9.375% 1/13/34		985,000	694,425
10.75% 9/19/13		5,830,000	5,465,625
13.625% 8/15/18		4,038,000	3,896,670
Vietnamese Socialist Republic:
4% 3/12/28 (f)		2,915,000	2,302,850
6.75% 1/29/20 (h)		1,900,000	1,895,250
6.875% 1/15/16 (h)		655,000	694,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $176,443,231)			190,740,896
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	257,006
Eurasian Development Bank 7.375% 9/29/14 (h)		1,425,000	1,503,375
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,668,445)			1,760,381
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (a)	29,238	869,831
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(h)	1,517	15
TOTAL COMMON STOCKS (Cost $964,869)		869,846
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,295,129
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,295,129
Floating Rate Loans - 0.6%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (o)	$ 4,027,366	$ 3,554,151
Tranche C, term loan 2.1675% 12/27/15 (o)	2,458,249	2,144,822
		5,698,973
Automobiles - 0.1%
Ford Motor Co. term loan 3.2588% 12/15/13 (o)	7,803,626	7,296,391
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7364% 7/24/14 (o)	1,764,348	1,634,228
Tranche DD, term loan 2.73% 7/24/14 (o)	209,942	194,459
		1,828,687
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (o)	772,313	687,359
Tranche B, term loan 2.01% 5/23/14 (o)	3,759,176	3,345,667
		4,033,026
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (o)	4,033,801	3,766,360
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,763,669
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (o)	3,845,000	3,316,313
		10,846,342
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4788% 4/4/14 (o)	240,000	222,000
TOTAL CONSUMER DISCRETIONARY		29,925,419
FINANCIALS - 0.0%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14 (o)	3,890,000	3,948,350
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8788% 1/29/16 (o)	2,115,000	1,649,700
TOTAL FINANCIALS		5,598,050
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4788% 4/10/14 (o)	$ 2,487,407	$ 2,269,759
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (o)	4,193,320	3,553,839
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (o)	2,716,513	2,207,167
		5,761,006
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (o)	2,335,000	2,183,225
TOTAL INDUSTRIALS		7,944,231
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 2.9804% 9/24/14 (o)	910,344	796,551
Tranche B2, term loan 2.9988% 9/24/14 (o)	840,700	734,561
Tranche B3, term loan 2.9988% 9/24/14 (o)	2,850,420	2,486,991
		4,018,103
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (o)	1,777,638	1,644,315
TOTAL INFORMATION TECHNOLOGY		5,662,418
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 2/25/16 (o)	2,065,000	2,057,256
Tranche 2LN, term loan 10% 9/26/16 (o)	2,065,000	2,034,025
		4,091,281
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.7284% 7/3/15 (o)	$ 3,685,000	$ 3,606,878
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (o)	2,425,000	2,231,000
		5,837,878
UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7287% 10/10/14 (o)	945,165	760,858
Tranche B3, term loan 3.7287% 10/10/14 (o)	5,277,513	4,248,398
		5,009,256
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2288% 3/30/12 (o)	789,624	714,610
term loan 3.2506% 3/30/14 (o)	5,326,535	4,820,514
		5,535,124
TOTAL UTILITIES		10,544,380
TOTAL FLOATING RATE LOANS (Cost $65,646,581)		71,873,416
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.3125% 12/14/19 (o) (Cost $1,341,874)	1,828,711	1,590,979
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (o) (Cost $823,674)	978,000	948,660
Fixed-Income Funds - 18.9%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (p)	4,640,277	$ 490,755,690
Fidelity Floating Rate Central Fund (p)	5,600,893	529,508,434
Fidelity Mortgage Backed Securities Central Fund (p)	12,193,421	1,259,336,525
TOTAL FIXED-INCOME FUNDS (Cost $2,151,521,411)		2,279,600,649
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	4,540,594
Net Servicos de Comunicacao SA 9.25% (h)	3,458,000	3,502,172
		8,042,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,218,000	4,253,204
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	833,934
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,959,566
		4,793,500
TOTAL PREFERRED SECURITIES (Cost $14,920,175)		17,089,470
Cash Equivalents - 8.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	$ 1,010,322,987	$ 1,010,313,000
(Collateralized by U.S. Government Obligations) # (b)	39,092,391	39,092,000
TOTAL CASH EQUIVALENTS (Cost $1,049,405,000)		1,049,405,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $12,274,180,136)		12,874,198,419
NET OTHER ASSETS - (6.4)%		(776,074,890)
NET ASSETS - 100%		$ 12,098,123,529
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	$ 3,393,186	(3,257,459)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	3,902,164	(3,746,078)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,375,230	(2,280,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)

	Sept. 2037	$ 6,107,735	$ (5,863,425)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,205,571	(2,117,348)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)	August 2034	28,660	(21,463)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	34,495	(21,796)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(726)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,942)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)	Sept. 2034	38,535	(36,398)
TOTAL CREDIT DEFAULT SWAPS		$ 18,098,163	$ (17,351,856)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 13,056
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	145,260
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(79,955))	July 2014	1,135,000	128,986
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	13,514,956
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,969,885
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,740,550
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,460,588
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,214,433
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,314,690
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,253,370
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,458,924
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,734,180
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,684,200
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 66,633,078
		$ 938,027,163	$ 49,281,222
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,835,164 or 8.2% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,637,664 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,807,014.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,297 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,010,313,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 676,161,251
HSBC Securities (USA), Inc.	97,325,752
ING Financial Markets LLC	9,732,575
J.P. Morgan Securities, Inc.	64,883,835
Mizuho Securities USA, Inc.	145,988,628
RBC Capital Markets Corp.	16,220,959
$ 1,010,313,000
$39,092,000 due 3/01/10 at 0.12%
J.P. Morgan Securities, Inc.	$ 39,092,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 21,221,859
Fidelity Floating Rate Central Fund	11,396,056
Fidelity Mortgage Backed Securities Central Fund	30,529,780
Total	$ 63,147,695
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 350,503,094	$ 490,755,690	20.4%
Fidelity Floating Rate Central Fund	578,953,113	11,395,848	99,963,018	529,508,434	19.3%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	30,529,105	300,164,349	1,259,336,525	16.0%
Total	$ 2,896,022,237	$ 41,924,953	$ 750,630,461	$ 2,279,600,649
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 869,831	$ 869,831	$ -	$ -
Financials	15	-	-	15
Utilities	1,295,129	-	1,295,129	-
Corporate Bonds	3,167,026,890	-	3,166,625,759	401,131
U.S. Government and Government Agency Obligations	3,394,468,028	-	3,394,468,028	-
U.S. Government Agency - Mortgage Securities	1,335,898,187	-	1,335,898,187	-
Asset-Backed Securities	319,455,758	-	297,959,210	21,496,548
Collateralized Mortgage Obligations	218,084,883	-	209,879,640	8,205,243
Commercial Mortgage Securities	803,438,019	-	755,260,838	48,177,181
Municipal Securities	20,652,228	-	20,652,228	-
Foreign Government and Government Agency Obligations	190,740,896	-	190,623,176	117,720
Supranational Obligations	1,760,381	-	1,760,381	-
Floating Rate Loans	71,873,416	-	71,873,416	-
Sovereign Loan Participations	1,590,979	-	1,590,979	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 948,660	$ -	$ 948,660	$ -
Fixed-Income Funds	2,279,600,649	2,279,600,649	-	-
Preferred Securities	17,089,470	-	17,089,470	-
Cash Equivalents	1,049,405,000	-	1,049,405,000	-
Total Investments in Securities:	$ 12,874,198,419	$ 2,280,470,480	$ 10,515,330,101	$ 78,397,838
Derivative Instruments:
Assets
Swap Agreements	$ 66,633,078	$ -	$ 66,633,078	$ -
Liabilities
Swap Agreements	$ (17,351,856)	$ -	$ (43,258)	$ (17,308,598)
Total Derivative Instruments:	$ 49,281,222	$ -	$ 66,589,820	$ (17,308,598)
Other Financial Instruments:
Forward Commitments	$ 528,110	$ -	$ 528,110	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,536,258
Total Unrealized Gain (Loss)	24,124,546
Cost of Purchases	1,714,784
Proceeds of Sales	(10,674,398)
Amortization/Accretion	1,808,820
Transfers in/out of Level 3	(38,809,844)
Ending Balance	$ 78,397,838
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 8,562,490
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	3,059,276
Transfers in/out of Level 3	(20,322,464)
Ending Balance	$ (17,308,598)
Realized gain (loss) on Swap Agreements for the period	$ (2,287,033)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 3,058,122

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (17,351,856)
Interest Rate Risk
Swap Agreements (a)	66,633,078	-
Total Value of Derivatives	$ 66,633,078	$ (17,351,856)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $38,205,922 and repurchase agreements of $1,049,405,000) - See accompanying schedule: Unaffiliated issuers (cost $10,122,658,725)	$ 10,594,597,770
Fidelity Central Funds (cost $2,151,521,411)	2,279,600,649
Total Investments (cost $12,274,180,136)		$ 12,874,198,419
Commitment to sell securities on a delayed delivery basis	(180,761,179)
Receivable for securities sold on a delayed delivery basis	181,289,289	528,110
Receivable for investments sold, regular delivery		52,687,091
Cash		6,572,520
Receivable for swap agreements		2,545
Receivable for fund shares sold		25,405,898
Interest receivable		78,255,177
Distributions receivable from Fidelity Central Funds		8,543,512
Unrealized appreciation on swap agreements		66,633,078
Receivable from investment adviser for expense reductions		290
Other receivables		31,991
Total assets		13,112,858,631

Liabilities
Payable for investments purchased Regular delivery	$ 419,553,627
Delayed delivery	453,993,104
Payable for swap agreements	162,275
Payable for fund shares redeemed	78,445,343
Distributions payable	1,323,455
Unrealized depreciation on swap agreements	17,351,856
Accrued management fee	3,234,896
Distribution fees payable	113,175
Other affiliated payables	1,423,423
Other payables and accrued expenses	41,448
Collateral on securities loaned, at value	39,092,500
Total liabilities		1,014,735,102

Net Assets		$ 12,098,123,529
Net Assets consist of:
Paid in capital		$ 11,785,256,330
Undistributed net investment income		65,841,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(404,490,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		651,515,924
Net Assets		$ 12,098,123,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,521,296 ÷ 12,674,326 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class T: Net Asset Value and redemption price per share ($56,440,610 ÷ 5,322,966 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class B: Net Asset Value and offering price per share ($10,342,147 ÷ 974,160 shares) A	$ 10.62

Class C: Net Asset Value and offering price per share ($81,639,600 ÷ 7,692,353 shares) A	$ 10.61

Total Bond: Net Asset Value, offering price and redemption price per share ($11,049,934,132 ÷ 1,041,212,423 shares)	$ 10.61

Class F: Net Asset Value, offering price and redemption price per share ($109,526,775 ÷ 10,321,720 shares)	$ 10.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($655,718,969 ÷ 61,861,488 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Dividends		$ 717,598
Interest		249,932,795
Income from Fidelity Central Funds		63,147,695
Total income		313,798,088

Expenses
Management fee	$ 19,663,289
Transfer agent fees	6,561,001
Distribution fees	605,907
Fund wide operations fee	2,084,376
Independent trustees' compensation	20,876
Interest	8,315
Miscellaneous	24,147
Total expenses before reductions	28,967,911
Expense reductions	(23,978)	28,943,933
Net investment income		284,854,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,853,552
Fidelity Central Funds	26,596,980
Swap agreements	17,096,035
Total net realized gain (loss)		150,546,567
Change in net unrealized appreciation (depreciation) on: Investment securities	281,225,206
Assets and liabilities in foreign currencies	2,405
Swap agreements	(1,696,109)
Delayed delivery commitments	2,190,082
Total change in net unrealized appreciation (depreciation)		281,721,584
Net gain (loss)		432,268,151
Net increase (decrease) in net assets resulting from operations		$ 717,122,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 284,854,155	$ 552,729,690
Net realized gain (loss)	150,546,567	(524,000,402)
Change in net unrealized appreciation (depreciation)	281,721,584	750,351,058
Net increase (decrease) in net assets resulting from operations	717,122,306	779,080,346
Distributions to shareholders from net investment income	(279,457,939)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(319,900,986)	(574,929,700)
Share transactions - net increase (decrease)	(269,345,329)	684,114,730
Total increase (decrease) in net assets	127,875,991	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $65,841,985 and undistributed net investment income of $60,445,769, respectively)	$ 12,098,123,529	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.223	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.360	.231	(.189)	(.141)	.105	(.294)	.183
Total from investment operations	.583	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.219)	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.253)	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.71%	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.79% A	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	4.29% A	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,521	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment income E	.221	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.360	.233	(.191)	(.143)	.105	(.296)	.173
Total from investment operations	.581	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.217)	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.251)	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.60	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B, C, D	5.70%	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.83% A	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.83% A	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	4.25% A	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,441	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.184	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.370	.233	(.190)	(.145)	.104	(.296)	.182
Total from investment operations	.554	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.180)	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.214)	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.62	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.42%	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	3.54% A	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,342	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 H	2006 J	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.186	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.360	.232	(.189)	(.145)	.105	(.293)	.181
Total from investment operations	.546	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.182)	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.216)	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C, D	5.34%	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.51% A	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	3.57% A	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,640	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	115% A	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.242	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.359	.232	(.189)	(.143)	.105	(.290)	.182
Total from investment operations	.601	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.237)	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.271)	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.61	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	5.89%	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	4.63% A	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,049,934	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28,	Period ended August 31,
	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.242	.100
Net realized and unrealized gain (loss)	.374	.359
Total from investment operations	.616	.459
Distributions from net investment income	(.242)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.276)	(.079)
Net asset value, end of period	$ 10.61	$ 10.27
Total Return B, C	6.05%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income	4.73% A	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,527	$ 329
Portfolio turnover rate F	115% A	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.239	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.368	.224	(.186)	(.134)	.105	(.294)	.182
Total from investment operations	.607	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.233)	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.267)	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.60	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B, C	5.97%	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.52% A	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.52% A	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	4.56% A	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,719	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	115% A	104% J	122%	116% J	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

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2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in

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3. Significant Accounting Policies - continued

Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed-Income Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 508,428,186
Gross unrealized depreciation	(126,446,884)
Net unrealized appreciation (depreciation)	$ 381,981,302

Tax cost	$ 12,492,217,117

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

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Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $18,098,163 representing .15% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(17,351,856). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $8,807,014. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $18,098,163, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (2,286,758)	$ 2,508,127
Interest Rate Risk
Swap Agreements	19,382,793	(4,204,236)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 17,096,035	$ (1,696,109)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $17,096,035 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,696,109) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,094,103,429 and $2,072,248,021, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 155,511	$ 1,482
Class T	0%	.25%	64,502	-
Class B	.65%	.25%	44,780	32,482
Class C	.75%	.25%	341,114	84,623
			$ 605,907	$ 118,587

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,669
Class T	4,925
Class B*	8,594
Class C*	3,849
$ 34,037

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,456.19
Class T	58,310.23
Class B	14,561.30
Class C	50,630.15
Total Bond	5,692,983.10
Institutional Class	628,061.17
	$ 6,561,001

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,147 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $66,146.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 290

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $23,688.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net investment income
Class A	$ 2,595,098	$ 3,847,702
Class T	1,064,143	1,872,372
Class B	169,985	334,350
Class C	1,175,083	1,445,182
Total Bond	256,539,732	454,620,480
Class F	1,512,044	2,418
Institutional Class	16,401,854	41,289,271
Total	$ 279,457,939	$ 503,411,775

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

	Six months ended February 28, 2010	Year ended August 31, 2009 A
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class A
Shares sold	4,083,079	5,984,791	$ 42,897,226	$ 57,444,987
Reinvestment of distributions	255,525	406,888	2,691,684	3,861,183
Shares redeemed	(2,173,213)	(3,902,315)	(22,880,769)	(36,894,839)
Net increase (decrease)	2,165,391	2,489,364	$ 22,708,141	$ 24,411,331
Class T
Shares sold	1,393,527	2,362,273	$ 14,681,933	$ 22,525,326
Reinvestment of distributions	109,084	212,303	1,147,971	2,007,899
Shares redeemed	(863,615)	(1,724,975)	(9,079,896)	(16,315,286)
Net increase (decrease)	638,996	849,601	$ 6,750,008	$ 8,217,939
Class B
Shares sold	260,927	554,201	$ 2,743,369	$ 5,314,152
Reinvestment of distributions	14,338	28,612	151,072	270,597
Shares redeemed	(181,851)	(659,643)	(1,915,071)	(6,193,443)
Net increase (decrease)	93,414	(76,830)	$ 979,370	$ (608,694)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009 A	Six months ended February 28, 2010	Year ended August 31, 2009 A
Class C
Shares sold	2,757,521	4,153,350	$ 29,037,010	$ 39,736,399
Reinvestment of distributions	117,084	152,104	1,233,256	1,446,118
Shares redeemed	(627,538)	(1,718,977)	(6,606,629)	(16,256,813)
Net increase (decrease)	2,247,067	2,586,477	$ 23,663,637	$ 24,925,704
Total Bond
Shares sold	215,574,036	373,151,213	$ 2,267,207,885	$ 3,605,197,725
Reinvestment of distributions	26,962,478	53,605,881	283,996,344	507,857,810
Shares redeemed	(258,556,012)	(360,364,229)	(2,727,482,230)	(3,408,960,293)
Net increase (decrease)	(16,019,498)	66,392,865	$ (176,278,001)	$ 704,095,242
Class F
Shares sold	15,559,999	33,569	$ 163,979,330	$ 332,941
Reinvestment of distributions	174,414	236	1,840,120	2,418
Shares redeemed	(5,444,715)	(1,783)	(57,615,181)	(18,285)
Net increase (decrease)	10,289,698	32,022	$ 108,204,269	$ 317,074
Institutional Class
Shares sold	3,859,714	13,719,215	$ 40,507,284	$ 128,522,571
Reinvestment of distributions	1,755,410	4,940,454	18,465,212	46,673,580
Shares redeemed	(29,979,081)	(26,671,015)	(314,345,249)	(252,440,017)
Net increase (decrease)	(24,363,957)	(8,011,346)	$ (255,372,753)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Total Bond (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Total Bond (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Total Bond (retail class) of the fund was in the third quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

The Board noted that each class's total expenses ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0410
1.804584.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010